UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number 811-08821
                                                    ---------
                              RYDEX VARIABLE TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                         9601 Blackwell Road, Suite 500
                            ROCKVILLE, MARYLAND 20850
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Carl G. Verboncoeur
                              Rydex Variable Trust
                         9601 Blackwell Road, Suite 500
                            ROCKVILLE, MARYLAND 20850
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-301-296-5100
                                                           --------------
                   Date of fiscal year end: DECEMBER 31, 2004
                                            -----------------
                     Date of reporting period: JUNE 30, 2004
                                               -------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


--------------------------------------------------------------------------------
                                                        THE RYDEX VARIABLE TRUST
--------------------------------------------------------------------------------

                                                              SEMI-ANNUAL REPORT
                                                                   JUNE 30, 2004

                                                                       NOVA FUND
                                                                       URSA FUND
                                                                        OTC FUND
                                                                     ARKTOS FUND
                                                                  TITAN 500 FUND
                                                               VELOCITY 100 FUND
                                                                     MEDIUS FUND
                                                            INVERSE MID-CAP FUND
                                                                     MEKROS FUND
                                                          INVERSE SMALL-CAP FUND
                                                       U.S. GOVERNMENT BOND FUND
                                                                       JUNO FUND
                                                           LARGE-CAP EUROPE FUND
                                                            LARGE-CAP JAPAN FUND
                                                        LONG DYNAMIC DOW 30 FUND
                                                     INVERSE DYNAMIC DOW 30 FUND
                                                            SMALL-CAP VALUE FUND
                                                              MID-CAP VALUE FUND
                                                            LARGE-CAP VALUE FUND
                                                           SMALL-CAP GROWTH FUND
                                                             MID-CAP GROWTH FUND
                                                           LARGE-CAP GROWTH FUND
                                                            SECTOR ROTATION FUND
                                               U.S. GOVERNMENT MONEY MARKET FUND
                                                                    BANKING FUND
                                                            BASIC MATERIALS FUND
                                                              BIOTECHNOLOGY FUND
                                                          CONSUMER PRODUCTS FUND
                                                                ELECTRONICS FUND
                                                                     ENERGY FUND
                                                            ENERGY SERVICES FUND
                                                         FINANCIAL SERVICES FUND
                                                                HEALTH CARE FUND
                                                                   INTERNET FUND
                                                                    LEISURE FUND
                                                            PRECIOUS METALS FUND
                                                                REAL ESTATE FUND
                                                                  RETAILING FUND
                                                                 TECHNOLOGY FUND
                                                         TELECOMMUNICATIONS FUND
                                                             TRANSPORTATION FUND
                                                                  UTILITIES FUND

                                                         [LOGO] RYDEXINVESTMENTS
VA-SEMI-0604                                    Essential for modern markets(TM)

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Distributed by Rydex Distributors, Inc.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

LETTER TO OUR SHAREHOLDERS ...............................................     2

SCHEDULES OF INVESTMENTS .................................................     3

STATEMENTS OF ASSETS AND LIABILITIES .....................................   108

STATEMENTS OF OPERATIONS .................................................   116

STATEMENTS OF CHANGES IN NET ASSETS ......................................   124

FINANCIAL HIGHLIGHTS .....................................................   136

NOTES TO FINANCIAL STATEMENTS ............................................   141

UNAUDITED PROXY VOTING INFORMATION .......................................   155


                                 THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 1

--------------------------------------------------------------------------------

DEAR SHAREHOLDER:

Consumer spending carried the economy during the six-month period from January 1 to June 30, 2004, thanks to tax cuts and low interest rates. Strong corporate performance and improved unemployment also helped the economy.

Though speculation about the upcoming presidential election increased volatility in the first quarter of 2004, the market was still up across the board. For the year, the S&P 500(R) Index was up 3.45% and the Russell 2000 Index was up 6.76%. Of the 30 companies included in the Dow Jones Industrial Average (DJIA), 21 were down--most notably Wal-Mart and Alcoa--both of which had double-digit losses. Among the few bright spots were industrial companies like Boeing and 3M, which both posted double-digit gains. Consequently, the DJIA barely eked out a positive return of 0.73%.

Nasdaq stocks had a good run in January--a time when investors generally have a bigger appetite for risk, but then declined sharply in the next three months when the oil price and interest rate uncertainties emerged. Amid strong economic news in May and June, however, the Nasdaq's performance improved, enabling it to end the period up 3.31%.

It was a flat but volatile period for fixed-income investments. The yield on the Long Bond began the period at 5.17% and moved lower throughout the quarter due to low inflation and high unemployment. Better-than-expected non-farm payrolls and improved unemployment pushed the yield to a peak of 5.56% in May. On June 30, the Federal Reserve raised short-term interest rates by 25 basis points to 1.25% and the Long Bond yield closed at 5.29%--only 12 basis points from the beginning of the year.

The three top-performing Rydex sector funds during the period were Rydex Energy Fund, Rydex Energy Services Fund and Rydex Internet Fund. Tight oil supplies, exacerbated by the turmoil in the Middle East, drove oil prices higher during the period. These prices, in combination with higher demand, helped Rydex Energy Fund outperform the S&P 500 Index, returning 14.16% for the period.

Higher oil prices increase the demand for firms that provide energy drilling and equipment services. This was the primary driver for the energy services sector's outperformance during the first half of the year. Rydex Energy Services Fund returned 14.62% for the period.

The Internet sector more than doubled the performance of both the S&P 500 and the Nasdaq 100 due to strong performance from the systems software, Internet software and services hardware, and Internet retailers industries. Internet companies were bolstered by increased corporate spending on website enhancements and increased Internet security. Rydex Internet Fund returned 10.08% for the first half of the year.

The worst performing sector fund was Rydex Precious Metals Fund, which returned -21.12% for the period. Gold prices fluctuated over a wide range during the first half of the year. As the precious metals sector generally exhibits a negative correlation to the dollar, prices retreated as the dollar strengthened against major currencies before bottoming out in May. Since then, gold prices have rallied but have not yet made up for losses earlier this year.

Rydex introduced 10 new funds in the Rydex Variable Trust on May 3, rounding out the firm's offerings. The new funds include three value funds (Rydex Small-Cap Value Fund, Rydex Mid-Cap Value Fund and Rydex Large-Cap Value Fund), three growth funds (Rydex Small-Cap Growth Fund, Rydex Mid-Cap Growth Fund and Rydex Large-Cap Growth Fund), one long fund (Rydex Long Dynamic Dow 30 Fund) and three inverse funds (Rydex Inverse Small-Cap Fund, Rydex Inverse Mid-Cap Fund and Rydex Inverse Dynamic Dow 30 Fund). These funds are presented later in this report. Note: These funds had only two months of performance during the reporting period.

As always, we appreciate the trust you have placed in our firm's quality and integrity by investing with us.

Sincerely,


/s/ Carl G. Verboncoeur
----------------------------------------
Carl G. Verboncoeur
President


2 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2004
--------------------------------------------------------------------------------
   NOVA FUND
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                            SHARES      (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 60.0%

FINANCIALS 12.2%
   INSURANCE 3.6%
   American International Group, Inc.                       16,900   $ 1,204,632
   MetLife, Inc.                                            16,500       591,525
   Prudential Financial, Inc.                               12,300       571,581
   Hartford Financial Services Group, Inc.                   7,800       536,172
   Lincoln National Corp.                                    9,300       439,425
   Cincinnati Financial Corp.                                9,900       430,848
   Ambac Financial Group, Inc.                               5,800       425,952
   Jefferson-Pilot Corp.                                     8,300       421,640
   Chubb Corp.                                               4,900       334,082
   ACE Ltd.                                                  4,200       177,576
   Aon Corp.                                                 4,200       119,574
   Loews Corp.                                               1,100        65,956
                                                                     -----------
TOTAL INSURANCE                                                        5,318,963
                                                                     -----------
   BANKS 2.3%
   Bank of America Corp.                                    13,000     1,100,060
   Bank One Corp.                                           16,600       846,600
   U.S. Bancorp+                                            28,800       793,728
   Wells Fargo & Co.                                         8,200       469,286
   Wachovia Corp.+                                           3,200       142,400
   Comerica, Inc.                                            2,300       126,224
                                                                     -----------
TOTAL BANKS                                                            3,478,298
                                                                     -----------
   CAPITAL MARKETS 2.0%
   J.P. Morgan Chase & Co.+                                 26,800     1,039,036
   Merrill Lynch & Co., Inc.                                14,600       788,108
   Janus Capital Group, Inc.+                               22,900       377,621
   State Street Corp.                                        4,700       230,488
   Charles Schwab Corp.                                     22,100       212,381
   Morgan Stanley                                            3,000       158,310
   Lehman Brothers Holdings, Inc.                            1,500       112,875
   E*Trade Financial Corp.*                                  4,000        44,600
   Northern Trust Corp.                                        500        21,140
   Goldman Sachs Group, Inc.                                   200        18,832
                                                                     -----------
TOTAL CAPITAL MARKETS                                                  3,003,391
                                                                     -----------
   THRIFTS & MORTGAGE FINANCE 1.4%
   Fannie Mae                                               11,100       792,096
   Washington Mutual, Inc.                                  16,300       629,832
   Freddie Mac                                               8,700       550,710
   Countrywide Financial Corp.+                                500        35,125
                                                                     -----------
TOTAL THRIFTS & MORTGAGE FINANCE                                       2,007,763
                                                                     -----------
   DIVERSIFIED FINANCIALS 1.2%
   Citigroup, Inc.                                          35,800     1,664,700
   Moody's Corp.                                             1,400        90,524
                                                                     -----------
TOTAL DIVERSIFIED FINANCIALS                                           1,755,224
                                                                     -----------
   CONSUMER FINANCE 1.1%
   MBNA Corp.                                               24,800       639,592
   Capital One Financial Corp.+                              7,000       478,660
   Providian Financial Corp.*+                              26,400       387,288
   American Express Co.                                      3,800       195,244
                                                                     -----------
TOTAL CONSUMER FINANCE                                                 1,700,784
                                                                     -----------
   REAL ESTATE 0.6%
   Plum Creek Timber (REIT) Co., Inc.                       12,600       410,508
   ProLogis                                                 12,400       408,208
   Equity Office Properties Trust                            3,400        92,480
                                                                     -----------
TOTAL REAL ESTATE                                                        911,196
                                                                     -----------
TOTAL FINANCIALS                                                      18,175,619
                                                                     -----------
INFORMATION TECHNOLOGY 10.4%
   SOFTWARE 2.6%
   Microsoft Corp.                                          78,190     2,233,106
   Computer Associates International, Inc.+                 18,200       510,692
   PeopleSoft, Inc.*                                        22,400       414,400
   BMC Software, Inc.*                                      21,700       401,450
   Siebel Systems, Inc.*                                    19,500       208,260
   Oracle Corp.*                                            12,900       153,897
                                                                     -----------
TOTAL SOFTWARE                                                         3,921,805
                                                                     -----------
   SEMICONDUCTOR EQUIPMENT & PRODUCTS 2.3%
   Intel Corp.                                              56,000     1,545,600
   Applied Materials, Inc.*                                 33,100       649,422
   Micron Technology, Inc.*+                                30,000       459,300
   Texas Instruments, Inc.+                                 18,900       457,002
   LSI Logic Corp.*                                         27,400       208,788
   National Semiconductor Corp.*                             1,200        26,388
   Advanced Micro Devices, Inc.*                               700        11,130
                                                                     -----------
TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS                               3,357,630
                                                                     -----------
   COMMUNICATIONS EQUIPMENT 2.1%
   Cisco Systems, Inc.*+                                    68,390     1,620,843
   Qualcomm, Inc.+                                           5,300       386,794
   Motorola, Inc.+                                          19,800       361,350
   Comverse Technology, Inc.*+                              17,300       344,962
   Scientific-Atlanta, Inc.                                  8,800       303,600
   Lucent Technologies, Inc.*                               22,600        85,428
                                                                     -----------
TOTAL COMMUNICATIONS EQUIPMENT                                         3,102,977
                                                                     -----------

See Notes to Financial Statements.


                                 THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 3

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2004
--------------------------------------------------------------------------------
   NOVA FUND
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                            SHARES      (NOTE 1)
--------------------------------------------------------------------------------

   COMPUTERS & PERIPHERALS 1.9%
   International Business Machines Corp.                    10,300   $   907,945
   Hewlett-Packard Co.                                      42,700       900,970
   EMC Corp./Massachusetts*                                 51,300       584,820
   Dell, Inc.*                                              11,300       404,766
   Apple Computer, Inc.*                                       300         9,762
                                                                     -----------
TOTAL COMPUTERS & PERIPHERALS                                          2,808,263
                                                                     -----------
   ELECTRONIC EQUIPMENT & INSTRUMENTS 1.0%
   Thermo Electron Corp.*                                   13,400       411,916
   Tektronix, Inc.                                          12,000       408,240
   Jabil Circuit, Inc.*+                                    16,000       402,880
   PerkinElmer, Inc.                                         5,600       112,224
   Agilent Technologies, Inc.*                               1,400        40,992
   Sanmina-SCI Corp.*                                        2,700        24,570
                                                                     -----------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                               1,400,822
                                                                     -----------
   IT CONSULTING & SERVICES 0.5%
   SunGard Data Systems, Inc.*                              15,900       413,400
   Unisys Corp.*+                                           28,200       391,416
                                                                     -----------
TOTAL IT CONSULTING & SERVICES                                           804,816
                                                                     -----------
   INTERNET SOFTWARE & SERVICES 0.0%
   Yahoo!, Inc.*+                                              700        25,431
                                                                     -----------
TOTAL INTERNET SOFTWARE & SERVICES                                        25,431
                                                                     -----------
TOTAL INFORMATION TECHNOLOGY                                          15,421,744
                                                                     -----------
HEALTH CARE 8.0%
   PHARMACEUTICALS 3.8%
   Pfizer, Inc.                                             53,900     1,847,692
   Johnson & Johnson, Inc.                                  18,600     1,036,020
   Merck & Co., Inc.                                        11,300       536,750
   Mylan Laboratories, Inc.+                                19,100       386,775
   King Pharmaceuticals, Inc.*                              32,500       372,125
   Bristol-Myers Squibb Co.                                 13,200       323,400
   Eli Lilly & Co.+                                          4,500       314,595
   Watson Pharmaceuticals, Inc.*+                           11,500       309,350
   Forest Laboratories, Inc.*                                4,600       260,498
   Abbott Laboratories                                       4,600       187,496
   Wyeth                                                     1,500        54,240
                                                                     -----------
TOTAL PHARMACEUTICALS                                                  5,628,941
                                                                     -----------
   HEALTH CARE PROVIDERS & SERVICES 2.4%
   UnitedHealth Group, Inc.+                                11,100       690,975
   Cardinal Health, Inc.+                                    8,700       609,435
   Anthem, Inc.*+                                            5,300       474,668
   Aetna, Inc.                                               5,000       425,000
   Humana, Inc.*                                            23,400       395,460
   Manor Care, Inc.                                         12,000       392,160
   WellPoint Health Networks, Inc.*                          3,000       336,030
   Quest Diagnostics, Inc.+                                  2,700       229,365
   HCA, Inc.                                                   900        37,431
   Medco Health Solutions, Inc.*                               700        26,250
                                                                     -----------
TOTAL HEALTH CARE PROVIDERS & SERVICES                                 3,616,774
                                                                     -----------
   BIOTECHNOLOGY 1.0%
   Amgen, Inc.*                                             17,400       949,518
   Genzyme Corp.*+                                           9,700       459,101
                                                                     -----------
TOTAL BIOTECHNOLOGY                                                    1,408,619
                                                                     -----------
   HEALTH CARE EQUIPMENT & SUPPLIES 0.8%
   Becton Dickinson & Co.                                    9,100       471,380
   Applera Corp. -- Applied Biosystems Group+               18,300       398,025
   Boston Scientific Corp.*                                  4,700       201,160
   Medtronic, Inc.+                                          2,900       141,288
   Hospira, Inc.*                                              500        13,800
                                                                     -----------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                 1,225,653
                                                                     -----------
TOTAL HEALTH CARE                                                     11,879,987
                                                                     -----------
INDUSTRIALS 6.8%
   INDUSTRIAL CONGLOMERATES 2.9%
   General Electric Co.                                     96,490     3,126,276
   Tyco International Ltd.+                                 27,700       917,978
   3M Co.                                                    2,600       234,026
                                                                     -----------
TOTAL INDUSTRIAL CONGLOMERATES                                         4,278,280
                                                                     -----------
   MACHINERY 1.0%
   Parker Hannifin Corp.                                     7,200       428,112
   Ingersoll-Rand Co. -- Class A                             6,000       409,860
   Paccar, Inc.                                              5,800       336,342
   Deere & Co.                                               3,300       231,462
   Dover Corp.                                               1,100        46,310
                                                                     -----------
TOTAL MACHINERY                                                        1,452,086
                                                                     -----------
   ELECTRICAL EQUIPMENT 0.8%
   Rockwell Automation, Inc.                                11,500       431,365
   Cooper Industries Ltd. -- Class A                         7,000       415,870
   American Power Conversion Corp.                          16,200       318,330
   Power-One, Inc.*                                         10,600       116,388
                                                                     -----------
TOTAL ELECTRICAL EQUIPMENT                                             1,281,953
                                                                     -----------
   AIR FREIGHT & COURIERS 0.6%
   FedEx Corp.                                               7,000       571,830
   United Parcel Service, Inc. -- Class B                    4,700       353,299
                                                                     -----------
TOTAL AIR FREIGHT & COURIERS                                             925,129
                                                                     -----------
   COMMERCIAL SERVICES & SUPPLIES 0.6%
   Waste Management, Inc.                                   15,800       484,270
   Cendant Corp.                                            15,600       381,888
                                                                     -----------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                     866,158
                                                                     -----------

                                              See Notes to Financial Statements.


4 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2004
--------------------------------------------------------------------------------
   NOVA FUND
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                            SHARES      (NOTE 1)
--------------------------------------------------------------------------------

   AEROSPACE & DEFENSE 0.5%
   United Technologies Corp.                                 8,300   $   759,284
   Honeywell International, Inc.                               800        29,304
                                                                     -----------
TOTAL AEROSPACE & DEFENSE                                                788,588
                                                                     -----------
   BUILDING PRODUCTS 0.4%
   Masco Corp.                                              15,300       477,054
   American Standard Cos., Inc.*+                            2,700       108,837
                                                                     -----------
TOTAL BUILDING PRODUCTS                                                  585,891
                                                                     -----------
TOTAL INDUSTRIALS                                                     10,178,085
                                                                     -----------
CONSUMER STAPLES 6.7%
   BEVERAGES 2.2%
   Coca-Cola Co.                                            25,600     1,292,288
   PepsiCo, Inc.                                            20,900     1,126,092
   Pepsi Bottling Group, Inc.+                              14,000       427,560
   Adolph Coors Co. -- Class B+                              5,400       390,636
   Coca-Cola Enterprises, Inc.                                 900        26,091
   Anheuser-Busch Cos., Inc.                                   200        10,800
                                                                     -----------
TOTAL BEVERAGES                                                        3,273,467
                                                                     -----------
   FOOD & DRUG RETAILING 1.8%
   Wal-Mart Stores, Inc.                                    29,700     1,566,972
   Costco Wholesale Corp.+                                  12,300       505,161
   Supervalu, Inc.+                                         12,600       385,686
   Sysco Corp.                                               4,600       165,002
                                                                     -----------
TOTAL FOOD & DRUG RETAILING                                            2,622,821
                                                                     -----------
   HOUSEHOLD PRODUCTS 1.6%
   Procter & Gamble Co.                                     27,900     1,518,876
   Clorox Co.+                                               8,500       457,130
   Kimberly-Clark Corp.                                      5,400       355,752
                                                                     -----------
TOTAL HOUSEHOLD PRODUCTS                                               2,331,758
                                                                     -----------
   TOBACCO 0.8%
   Altria Group, Inc.                                       24,600     1,231,230
                                                                     -----------
TOTAL TOBACCO                                                          1,231,230
                                                                     -----------
   FOOD PRODUCTS 0.3%
   H.J. Heinz Co.                                           12,400       486,080
                                                                     -----------
TOTAL FOOD PRODUCTS                                                      486,080
                                                                     -----------
   PERSONAL PRODUCTS 0.0%
   Gillette Co.                                                900        38,160
                                                                     -----------
TOTAL PERSONAL PRODUCTS                                                   38,160
                                                                     -----------
TOTAL CONSUMER STAPLES                                                 9,983,516
                                                                     -----------
CONSUMER DISCRETIONARY 6.6%
   MEDIA 2.1%
   Time Warner, Inc.*+                                      58,800     1,033,704
   Walt Disney Co.+                                         31,300       797,837
   Viacom, Inc. -- Class B                                  16,700       596,524
   Clear Channel Communications, Inc.                       14,900       550,555
   Comcast Corp. -- Class A*                                 6,100       170,983
                                                                     -----------
TOTAL MEDIA                                                            3,149,603
                                                                     -----------
   SPECIALTY RETAIL 1.2%
   Home Depot, Inc.                                         29,200     1,027,840
   Office Depot, Inc.*                                      22,600       404,766
   Toys 'R' Us, Inc.*+                                      23,500       374,355
                                                                     -----------
TOTAL SPECIALTY RETAIL                                                 1,806,961
                                                                     -----------
   HOTELS RESTAURANTS & LEISURE 1.1%
   McDonald's Corp.                                         23,800       618,800
   Darden Restaurants, Inc.                                 18,500       380,175
   International Game Technology, Inc.                       7,600       293,360
   Starwood Hotels & Resorts Worldwide, Inc.                 6,400       287,040
                                                                     -----------
TOTAL HOTELS RESTAURANTS & LEISURE                                     1,579,375
                                                                     -----------
   MULTILINE RETAIL 0.9%
   Federated Department Stores, Inc.                         8,700       427,170
   May Department Stores Co.+                               14,700       404,103
   Nordstrom, Inc.                                           7,000       298,270
   Dillard's/AR, Inc. -- Class A                            11,700       260,910
                                                                     -----------
TOTAL MULTILINE RETAIL                                                 1,390,453
                                                                     -----------
   HOUSEHOLD DURABLES 0.8%
   Stanley Works+                                            7,000       319,060
   Pulte Homes, Inc.                                         5,600       291,368
   Leggett & Platt, Inc.                                     7,100       189,641
   Centex Corp.                                              4,000       183,000
   Fortune Brands, Inc.+                                     2,000       150,860
                                                                     -----------
TOTAL HOUSEHOLD DURABLES                                               1,133,929
                                                                     -----------
   LEISURE EQUIPMENT & PRODUCTS 0.3%
   Hasbro, Inc.                                             20,100       381,900
   Brunswick Corp.+                                          1,300        53,040
                                                                     -----------
TOTAL LEISURE EQUIPMENT & PRODUCTS                                       434,940
                                                                     -----------
   TEXTILES & APPAREL 0.1%
   Nike, Inc. -- Class B+                                    2,500       189,375
                                                                     -----------
TOTAL TEXTILES & APPAREL                                                 189,375
                                                                     -----------
   INTERNET & CATALOG RETAIL 0.1%
   eBay, Inc.*+                                              1,400       128,730
                                                                     -----------
TOTAL INTERNET & CATALOG RETAIL                                          128,730
                                                                     -----------
TOTAL CONSUMER DISCRETIONARY                                           9,813,366
                                                                     -----------

See Notes to Financial Statements.


                                 THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 5

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                   June 30, 2004
-------------------------------------------------------------------------------
   NOVA FUND
-------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                           SHARES      (NOTE 1)
-------------------------------------------------------------------------------

ENERGY 3.9%
   OIL & GAS 3.6%
   Exxon Mobil Corp.                                       47,300   $ 2,100,593
   ChevronTexaco Corp.+                                     8,000       752,880
   Occidental Petroleum Corp.                              10,500       508,305
   Burlington Resources, Inc.+                             13,100       473,958
   Kinder Morgan, Inc.+                                     7,000       415,030
   Kerr-McGee Corp.+                                        7,400       397,898
   Apache Corp.                                             6,400       278,720
   ConocoPhillips                                           2,800       213,612
   Unocal Corp.+                                            5,600       212,800
                                                                    -----------
TOTAL OIL & GAS                                                       5,353,796
                                                                    -----------
   ENERGY EQUIPMENT & SERVICES 0.3%
   Schlumberger Ltd.+                                       7,300       463,623
                                                                    -----------
TOTAL ENERGY EQUIPMENT & SERVICES                                       463,623
                                                                    -----------
TOTAL ENERGY                                                          5,817,419
                                                                    -----------
TELECOMMUNICATION SERVICES 2.0%
   DIVERSIFIED TELECOMMUNICATION SERVICES 1.8%
   BellSouth Corp.                                         29,700       778,734
   Alltel Corp.                                             9,800       496,076
   Verizon Communications, Inc.+                           13,200       477,708
   AT&T Corp.+                                             30,800       450,604
   SBC Communications, Inc.                                12,800       310,400
   Sprint Corp.-FON Group+                                 10,700       188,320
                                                                    -----------
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                          2,701,842
                                                                    -----------
   WIRELESS TELECOMMUNICATION SERVICES 0.2%
   Nextel Communications, Inc. -- Class A*+                13,600       362,576
                                                                    -----------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                               362,576
                                                                    -----------
TOTAL TELECOMMUNICATION SERVICES                                      3,064,418
                                                                    -----------
MATERIALS 1.8%
   METALS & MINING 1.0%
   Alcoa, Inc.                                             18,200       601,146
   Nucor Corp.+                                             5,300       406,828
   Newmont Mining Corp.+                                    6,800       263,568
   Phelps Dodge Corp.*+                                     3,300       255,783
                                                                    -----------
TOTAL METALS & MINING                                                 1,527,325
                                                                    -----------
   CHEMICALS 0.3%
   Monsanto Co.+                                           10,900       419,650
   EI Du Pont de Nemours & Co.                                300        13,326
                                                                    -----------
TOTAL CHEMICALS                                                         432,976
                                                                    -----------
   CONSTRUCTION MATERIALS 0.3%
   Vulcan Materials Co.                                     8,400       399,420
                                                                    -----------
TOTAL CONSTRUCTION MATERIALS                                            399,420
                                                                    -----------
   PAPER & FOREST PRODUCTS 0.2%
   Louisiana-Pacific Corp.+                                 7,900       186,835
   Weyerhaeuser Co.                                         1,600       100,992
                                                                    -----------
TOTAL PAPER & FOREST PRODUCTS                                           287,827
                                                                    -----------
TOTAL MATERIALS                                                       2,647,548
                                                                    -----------
UTILITIES 1.6%
   ELECTRIC UTILITIES 1.6%
   American Electric Power Co., Inc.+                      14,500       464,000
   Entergy Corp.                                            8,200       459,282
   PG&E Corp.*+                                            16,000       447,040
   Xcel Energy, Inc.+                                      24,200       404,382
   Edison International+                                    8,700       222,459
   Progress Energy, Inc.+                                   4,700       207,035
   CenterPoint Energy, Inc.+                               13,500       155,250
                                                                    -----------
TOTAL ELECTRIC UTILITIES                                              2,359,448
                                                                    -----------
TOTAL UTILITIES                                                       2,359,448
                                                                    -----------
TOTAL COMMON STOCKS
   (Cost $82,525,623)                                                89,341,150
                                                                    -----------

                                                        CONTRACTS
                                                        ---------
OPTIONS PURCHASED 0.0%
Put Options on:
   September 2004 S&P 500 Index Futures Contracts
      Expiring September 2004 with strike price
      of 600                                                  100            --
                                                                    -----------
TOTAL OPTIONS PURCHASED
   (Cost $2,900)                                                             --
                                                                    -----------

                                                             FACE
                                                           AMOUNT
                                                     ------------
REPURCHASE AGREEMENTS 32.2%
Repurchase Agreement (Note 5)
   1.43% due 07/01/04                                $ 11,711,821    11,711,821
   1.23% due 07/01/04                                  12,004,616    12,004,616
   1.18% due 07/01/04                                  12,151,014    12,151,014
   1.00% due 07/01/04                                  12,119,398    12,119,398
                                                                   ------------
TOTAL REPURCHASE AGREEMENTS
   (Cost$ 47,986,849)                                                47,986,849
                                                                   ------------
SECURITIES LENDING COLLATERAL 7.8%
Investment in Securities Lending Short Term
   Investment Portfolio held by U.S. Bank
   (Note 9)                                            11,540,975    11,540,975
                                                                   ------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost$ 11,540,975)                                                11,540,975
                                                                   ------------
TOTAL INVESTMENTS 100%
   (Cost$ 142,056,347)                                             $148,868,974
                                                                   ============

===============================================================================

                                              See Notes to Financial Statements.


6 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)                    June 30, 2004
--------------------------------------------------------------------------------
   NOVA FUND
--------------------------------------------------------------------------------

                                                                      UNREALIZED
                                                                            GAIN
                                                          CONTRACTS     (NOTE 1)
--------------------------------------------------------------------------------

FUTURES CONTRACTS PURCHASED
September 2004 S&P 500 Index Mini Futures Contracts
   (Aggregate Market Value of
   Contracts $124,083,750)                                    2,175   $ 759,262
                                                                      =========

*    NON-INCOME PRODUCING SECURITIES.

+    ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT JUNE 30, 2004 - SEE NOTE 9.

REIT - REAL ESTATE INVESTMENT TRUST.

See Notes to Financial Statements.


                                 THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 7

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2004
--------------------------------------------------------------------------------
   URSA FUND
--------------------------------------------------------------------------------

                                                                          MARKET
                                                               FACE        VALUE
                                                             AMOUNT     (NOTE 1)
--------------------------------------------------------------------------------

FEDERAL AGENCY DISCOUNT NOTES 41.6%
Fannie Mae*
   1.13% due 07/07/04                                   $ 2,000,000  $ 1,999,623
Farmer Mac*
   1.01% due 07/01/04                                     3,427,000    3,427,000
Federal Farm Credit Bank*
   1.09% due 07/08/04                                     2,000,000    1,999,576
Freddie Mac*
   1.12% due 07/07/04                                     2,000,000    1,999,627
                                                                     -----------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
   (Cost $9,425,826)                                                   9,425,826
                                                                     -----------

                                                          CONTRACTS
                                                          ---------
OPTIONS PURCHASED 0.0%
Call Options on:
   September 2004 S&P 500 Index Futures Contracts
      Expiring September 2004 with strike price
      of 1400                                                    10          125
   September 2004 S&P 500 Index Futures Contracts
      Expiring September 2004 with strike price
      of 1425                                                    50           --
                                                                     -----------
TOTAL OPTIONS PURCHASED
   (Cost $1,740)                                                             125
                                                                     -----------

                                                               FACE
                                                             AMOUNT
                                                         ----------
REPURCHASE AGREEMENTS 58.4%
Repurchase Agreement (Note 5)
   1.43% due 07/01/04                                   $ 3,234,432    3,234,432
   1.23% due 07/01/04                                     3,315,293    3,315,293
   1.18% due 07/01/04                                     3,355,724    3,355,724
   1.00% due 07/01/04                                     3,346,993    3,346,993
                                                                     -----------
TOTAL REPURCHASE AGREEMENTS
   (Cost $13,252,442)                                                 13,252,442
                                                                     -----------
TOTAL INVESTMENTS 100%
   (Cost $22,680,008)                                                $22,678,393
                                                                     ===========

================================================================================

                                                                      UNREALIZED
                                                                            LOSS
                                                          CONTRACTS     (NOTE 1)
--------------------------------------------------------------------------------

FUTURES CONTRACTS SOLD SHORT
September 2004 S&P 500 Index Futures Contracts
   (Aggregate Market Value of Contracts $3,137,750)              11  $  (15,178)
September 2004 S&P 500 Index Mini Futures Contracts
   (Aggregate Market Value of
   Contracts $20,823,250)                                       365    (167,811)
                                                                     ----------
(TOTAL AGGREGATE MARKET VALUE
   OF CONTRACTS $23,961,000)                                         $ (182,989)
                                                                     ==========

* THE ISSUER IS A PUBLICLY TRADED COMPANY THAT OPERATES UNDER A CONGRESSIONAL CHARTER; ITS SECURITIES ARE NEITHER ISSUED NOR GUARANTEED BY THE U.S. GOVERNMENT.

                                              See Notes to Financial Statements.


8 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2004
--------------------------------------------------------------------------------
   OTC FUND
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                           SHARES       (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 67.0%

INFORMATION TECHNOLOGY 40.4%
   SOFTWARE 12.9%
   Microsoft Corp.+                                       471,280   $ 13,459,757
   Oracle Corp.*                                          281,890      3,362,948
   Adobe Systems, Inc.+                                    57,100      2,655,150
   Electronic Arts, Inc.*+                                 38,100      2,078,355
   Symantec Corp.*+                                        47,200      2,066,416
   Veritas Software Corp.*+                                67,300      1,864,210
   PeopleSoft, Inc.*                                       80,800      1,494,800
   Intuit, Inc.*+                                          34,200      1,319,436
   Siebel Systems, Inc.*                                  121,790      1,300,717
   Mercury Interactive Corp.*+                             17,297        861,909
   Check Point Software Technologies Ltd.*+                26,900        726,031
   Citrix Systems, Inc.*                                   20,600        419,416
   BEA Systems, Inc.*                                      18,700        153,714
   Synopsys, Inc.*+                                         5,400        153,522
   Compuware Corp.*                                        20,400        134,640
                                                                    ------------
TOTAL SOFTWARE                                                        32,051,021
                                                                    ------------
   SEMICONDUCTOR EQUIPMENT & PRODUCTS 10.6%
   Intel Corp.+                                           303,280      8,370,528
   Maxim Integrated Products, Inc.+                        60,100      3,150,442
   Applied Materials, Inc.*                               132,190      2,593,568
   Xilinx, Inc.                                            61,300      2,041,903
   Linear Technology Corp.+                                48,500      1,914,295
   Broadcom Corp. -- Class A*+                             34,000      1,590,180
   Marvell Technology Group Ltd.*+                         53,100      1,417,770
   KLA-Tencor Corp.*+                                      23,100      1,140,678
   Altera Corp.*+                                          50,500      1,122,110
   ATI Technologies, Inc.*                                 36,800        694,048
   Microchip Technology, Inc.                              21,800        687,572
   Lam Research Corp.*+                                    20,900        560,120
   Novellus Systems, Inc.*                                 16,800        528,192
   Nvidia Corp.*+                                          24,300        498,150
   Intersil Corp. -- Class A                                7,600        164,616
                                                                    ------------
TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS                              26,474,172
                                                                    ------------
   COMMUNICATIONS EQUIPMENT 9.1%
   Qualcomm, Inc.+                                        131,890      9,625,332
   Cisco Systems, Inc.*+                                  335,480      7,950,876
   Research In Motion Ltd.*+                               24,400      1,669,936
   Juniper Networks, Inc.*+                                50,700      1,245,699
   JDS Uniphase Corp.*+                                   236,490        896,297
   Comverse Technology, Inc.*+                             34,800        693,912
   QLogic Corp.*+                                          14,200        377,578
   Tellabs, Inc.*+                                         21,300        186,162
                                                                    ------------
TOTAL COMMUNICATIONS EQUIPMENT                                        22,645,792
                                                                    ------------
   COMPUTERS & PERIPHERALS 3.7%
   Dell, Inc.*+                                           147,190      5,272,346
   Apple Computer, Inc.*+                                  69,200      2,251,768
   Network Appliance, Inc.*+                               54,700      1,177,691
   Sandisk Corp.*+                                         20,200        438,138
   Sun Microsystems, Inc.*                                 38,600        167,524
                                                                    ------------
TOTAL COMPUTERS & PERIPHERALS                                          9,307,467
                                                                    ------------
   INTERNET SOFTWARE & SERVICES 1.5%
   Yahoo!, Inc.*+                                          91,400      3,320,562
   VeriSign, Inc.*+                                        18,400        366,160
                                                                    ------------
TOTAL INTERNET SOFTWARE & SERVICES                                     3,686,722
                                                                    ------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS 1.4%
   Flextronics International Ltd.*+                        83,600      1,333,420
   CDW Corp.+                                              12,800        816,128
   Sanmina-SCI Corp.*                                      75,200        684,320
   Molex, Inc.+                                            15,800        506,864
                                                                    ------------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                               3,340,732
                                                                    ------------
   IT CONSULTING & SERVICES 1.2%
   Paychex, Inc.+                                          50,800      1,721,104
   Fiserv, Inc.*                                           32,500      1,263,925
                                                                    ------------
TOTAL IT CONSULTING & SERVICES                                         2,985,029
                                                                    ------------
TOTAL INFORMATION TECHNOLOGY                                         100,490,935
                                                                    ------------
CONSUMER DISCRETIONARY 10.7%
   INTERNET & CATALOG RETAIL 4.7%
   eBay, Inc.*+                                            66,500      6,114,675
   InterActiveCorp*+                                      122,790      3,700,891
   Amazon.com, Inc.*+                                      34,400      1,871,360
                                                                    ------------
TOTAL INTERNET & CATALOG RETAIL                                       11,686,926
                                                                    ------------
   SPECIALTY RETAIL 2.2%
   Bed Bath & Beyond, Inc.*+                               85,000      3,268,250
   Staples, Inc.+                                          44,000      1,289,640
   Petsmart, Inc.+                                         21,700        704,165
   Ross Stores, Inc.                                       11,500        307,740
                                                                    ------------
TOTAL SPECIALTY RETAIL                                                 5,569,795
                                                                    ------------
   MEDIA 1.9%
   Comcast Corp. -- Class A*                              133,996      3,755,908
   Lamar Advertising Co.*+                                 16,800        728,280
   PanAmSat Corp.*+                                        13,800        320,436
                                                                    ------------
TOTAL MEDIA                                                            4,804,624
                                                                    ------------
   HOTELS RESTAURANTS & LEISURE 1.3%
   Starbucks Corp.*+                                       72,900      3,169,692
                                                                    ------------
TOTAL HOTELS RESTAURANTS & LEISURE                                     3,169,692
                                                                    ------------
   HOUSEHOLD DURABLES 0.2%
   Garmin Ltd.+                                            15,000        555,600
                                                                    ------------
TOTAL HOUSEHOLD DURABLES                                                 555,600
                                                                    ------------

See Notes to Financial Statements.


                                 THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 9

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2004
--------------------------------------------------------------------------------
   OTC FUND
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                            SHARES      (NOTE 1)
--------------------------------------------------------------------------------

   AUTO COMPONENTS 0.2%
   Gentex Corp.                                             12,100   $   480,128
                                                                     -----------
TOTAL AUTO COMPONENTS                                                    480,128
                                                                     -----------
   MULTILINE RETAIL 0.2%
   Dollar Tree Stores, Inc.*                                15,100       414,193
                                                                     -----------
TOTAL MULTILINE RETAIL                                                   414,193
                                                                     -----------
TOTAL CONSUMER DISCRETIONARY                                          26,680,958
                                                                     -----------
HEALTH CARE 9.0%
   BIOTECHNOLOGY 6.6%
   Amgen, Inc.*+                                            84,600     4,616,622
   Biogen Idec, Inc.*+                                      47,900     3,029,675
   Gilead Sciences, Inc.*+                                  32,795     2,197,265
   Genzyme Corp.*+                                          44,900     2,125,117
   Chiron Corp.*+                                           32,000     1,428,480
   Millennium Pharmaceuticals, Inc.*+                       64,195       885,891
   Medimmune, Inc.*+                                        36,995       865,683
   Cephalon, Inc.*+                                         14,600       788,400
   Invitrogen Corp.*+                                        6,100       439,139
                                                                     -----------
TOTAL BIOTECHNOLOGY                                                   16,376,272
                                                                     -----------
   HEALTH CARE EQUIPMENT & SUPPLIES 1.4%
   Biomet, Inc.+                                            48,500     2,155,340
   Patterson Cos., Inc.*+                                    8,400       642,516
   DENTSPLY International, Inc.+                            12,200       635,620
                                                                     -----------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                 3,433,476
                                                                     -----------
   HEALTH CARE PROVIDERS & SERVICES 0.6%
   Express Scripts, Inc.*+                                   9,300       736,839
   Henry Schein, Inc.*                                       4,500       284,130
   Lincare Holdings, Inc.*+                                  8,400       276,024
   First Health Group Corp.*                                14,902       232,620
                                                                     -----------
TOTAL HEALTH CARE PROVIDERS & SERVICES                                 1,529,613
                                                                     -----------
   PHARMACEUTICALS 0.4%
   Teva Pharmaceutical Industries Ltd. -- SP ADR+           16,100     1,083,369
                                                                     -----------
TOTAL PHARMACEUTICALS                                                  1,083,369
                                                                     -----------
TOTAL HEALTH CARE                                                     22,422,730
                                                                     -----------
INDUSTRIALS 3.3%
   COMMERCIAL SERVICES & SUPPLIES 1.6%
   Apollo Group, Inc. -- Class A*+                          23,400     2,065,986
   Cintas Corp.+                                            27,197     1,296,481
   Career Education Corp.*+                                 12,900       587,724
                                                                     -----------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                   3,950,191
                                                                     -----------
   MACHINERY 0.7%
   Paccar, Inc.                                             27,700     1,606,323
                                                                     -----------
TOTAL MACHINERY                                                        1,606,323
                                                                     -----------
   AIR FREIGHT & COURIERS 0.5%
   Expeditors International Washington, Inc.+               14,600       721,386
   C.H. Robinson Worldwide, Inc.                            12,600       577,584
                                                                     -----------
TOTAL AIR FREIGHT & COURIERS                                           1,298,970
                                                                     -----------
   TRADING COMPANIES & DISTRIBUTORS 0.2%
   Fastenal Co.+                                             8,800       500,104
                                                                     -----------
TOTAL TRADING COMPANIES & DISTRIBUTORS                                   500,104
                                                                     -----------
   ELECTRICAL EQUIPMENT 0.2%
   American Power Conversion Corp.                          25,000       491,250
                                                                     -----------
TOTAL ELECTRICAL EQUIPMENT                                               491,250
                                                                     -----------
   AIRLINES 0.1%
   Ryanair Holdings PLC -- SP ADR*+                          9,000       295,020
                                                                     -----------
TOTAL AIRLINES                                                           295,020
                                                                     -----------
TOTAL INDUSTRIALS                                                      8,141,858
                                                                     -----------
TELECOMMUNICATION SERVICES 2.1%
   WIRELESS TELECOMMUNICATION SERVICES 2.0%
   Nextel Communications, Inc. -- Class A*+                185,290     4,939,831
                                                                     -----------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                              4,939,831
                                                                     -----------
   DIVERSIFIED TELECOMMUNICATION SERVICES 0.1%
   Level 3 Communications, Inc.*+                           83,000       294,650
                                                                     -----------
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                             294,650
                                                                     -----------
TOTAL TELECOMMUNICATION SERVICES                                       5,234,481
                                                                     -----------
CONSUMER STAPLES 0.8%
   FOOD & DRUG RETAILING 0.8%
   Costco Wholesale Corp.+                                  32,700     1,342,989
   Whole Foods Market, Inc.+                                 7,800       744,510
                                                                     -----------
TOTAL FOOD & DRUG RETAILING                                            2,087,499
                                                                     -----------
TOTAL CONSUMER STAPLES                                                 2,087,499
                                                                     -----------
MATERIALS 0.5%
   CONTAINERS & PACKAGING 0.3%
   Smurfit-Stone Container Corp.*+                          34,600       690,270
                                                                     -----------
TOTAL CONTAINERS & PACKAGING                                             690,270
                                                                     -----------
   CHEMICALS 0.2%
   Sigma-Aldrich Corp.+                                     10,100       602,061
                                                                     -----------
TOTAL CHEMICALS                                                          602,061
                                                                     -----------
TOTAL MATERIALS                                                        1,292,331
                                                                     -----------

                                              See Notes to Financial Statements.


10 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)                    June 30, 2004
--------------------------------------------------------------------------------
   OTC FUND

                                                                          MARKET
                                                                           VALUE
                                                           SHARES       (NOTE 1)
--------------------------------------------------------------------------------

ENERGY 0.2%
   ENERGY EQUIPMENT & SERVICES 0.2%
   Patterson-UTI Energy, Inc.+                             10,800   $    360,828
                                                                    ------------
TOTAL ENERGY EQUIPMENT & SERVICES                                        360,828
                                                                    ------------
TOTAL ENERGY                                                             360,828
                                                                    ------------
TOTAL COMMON STOCKS
   (Cost $119,752,274)                                               166,711,620
                                                                    ------------

                                                             FACE
                                                           AMOUNT
                                                       ----------
REPURCHASE AGREEMENTS 6.8%
Repurchase Agreement (Note 5)
   1.43% due 07/01/04                                 $ 4,158,550      4,158,550
   1.23% due 07/01/04                                   4,262,514      4,262,514
   1.18% due 07/01/04                                   4,314,495      4,314,495
   1.00% due 07/01/04                                   4,303,270      4,303,270
                                                                    ------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $17,038,829)                                                 17,038,829
                                                                    ------------

SECURITIES LENDING COLLATERAL 26.2%
Investment in Securities Lending Short Term
   Investment Portfolio held by U.S. Bank (Note 9)     65,059,760   $ 65,059,760
                                                                    ------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $65,059,760)                                                 65,059,760
                                                                    ------------
TOTAL INVESTMENTS 100%
   (Cost $201,850,863)                                              $248,810,209
                                                                    ============

================================================================================

                                                                      UNREALIZED
                                                                            GAIN
                                                        CONTRACTS       (NOTE 1)
--------------------------------------------------------------------------------

FUTURES CONTRACTS PURCHASED
September 2004 Nasdaq 100 Index Mini Futures Contracts
   (Aggregate Market Value of Contracts $18,556,200)          610      $ 344,650
                                                                       =========

*    NON-INCOME PRODUCING SECURITIES.

+    ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT JUNE 30, 2004 - SEE NOTE 9.

ADR--AMERICAN DEPOSITORY RECEIPT.

See Notes to Financial Statements.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 11

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2004
--------------------------------------------------------------------------------
   ARKTOS FUND
--------------------------------------------------------------------------------

                                                                          MARKET
                                                              FACE         VALUE
                                                            AMOUNT      (NOTE 1)
--------------------------------------------------------------------------------

FEDERAL AGENCY DISCOUNT NOTES 28.9%
Farmer Mac*
   1.01% due 07/01/04                                  $ 3,000,000   $ 3,000,000
   1.11% due 07/12/04                                    2,000,000     1,999,322
Federal Home Loan Bank*
   1.12% due 07/14/04                                    5,000,000     4,997,978
                                                                     -----------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
   (Cost $9,997,300)                                                   9,997,300
                                                                     -----------

                                                         CONTRACTS
                                                         ---------
OPTIONS PURCHASED 0.0%
Call Options on:
   September 2004 Nasdaq 100 Index Futures
      Contracts Expiring September 2004,
      with strike price of 2200                                 75            --
                                                                     -----------
TOTAL OPTIONS PURCHASED
   (Cost $1,425)                                                              --
                                                                     -----------

                                                                          MARKET
                                                              FACE         VALUE
                                                            AMOUNT      (NOTE 1)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS 71.1%
Repurchase Agreement (Note 5)
   1.43% due 07/01/04                                  $ 4,518,218   $ 4,518,218
   1.23% due 07/01/04                                    4,631,174     4,631,174
   1.18% due 07/01/04                                    4,687,652     4,687,652
   1.00% due 07/01/04(t)                                10,742,689    10,742,689
                                                                     -----------
TOTAL REPURCHASE AGREEMENTS
   (Cost $24,579,733)                                                 24,579,733
                                                                     -----------
TOTAL INVESTMENTS 100%
   (Cost $34,578,458)                                                $34,577,033
                                                                     ===========

================================================================================

                                                                      UNREALIZED
                                                                            LOSS
                                                        CONTRACTS       (NOTE 1)
--------------------------------------------------------------------------------

FUTURES CONTRACTS SOLD SHORT
September 2004 Nasdaq 100 Index
   Mini Futures Contracts
   (Aggregate Market Value of
   Contracts $14,449,500)                                     475    $ (389,088)
                                                                     ==========

                                                            UNITS
                                                           ------
EQUITY INDEX SWAP AGREEMENT
July 2004 Nasdaq 100 Index Swap,
   Maturing 07/07/04**
   (Notional Value $16,280,781)                            12,653    $ (762,336)
                                                                     ==========

* THE ISSUER IS A PUBLICLY TRADED COMPANY THAT OPERATES UNDER A CONGRESSIONAL CHARTER; ITS SECURITIES ARE NEITHER ISSUED NOR GUARANTEED BY THE
     U.S. GOVERNMENT.

**   PRICE RETURN BASED ON NASDAQ 100 INDEX +/- FINANCING AT A VARIABLE RATE.

(t)  ALL OR A PORTION OF THIS SECURITY IS HELD AS COLLATERAL AT JUNE 30, 2004.

                                              See Notes to Financial Statements.


12 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2004
--------------------------------------------------------------------------------
   TITAN 500 FUND
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                             SHARES     (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 79.0%

FINANCIALS 16.4%
   BANKS 4.9%
   Bank of America Corp.                                      5,781   $  489,188
   Wells Fargo & Co.                                          4,780      273,559
   Wachovia Corp.+                                            3,690      164,205
   U.S. Bancorp+                                              5,380      148,273
   Bank One Corp.                                             2,500      127,500
   Fifth Third Bancorp                                        1,590       85,510
   National City Corp.+                                       1,890       66,169
   BB&T Corp.                                                 1,590       58,782
   SunTrust Banks, Inc.+                                        800       51,992
   Regions Financial Corp.+                                   1,290       47,150
   PNC Financial Services Group, Inc.                           800       42,464
   KeyCorp                                                    1,190       35,569
   SouthTrust Corp.                                             900       34,929
   Comerica, Inc.                                               500       27,440
   Charter One Financial, Inc.                                  600       26,514
   M&T Bank Corp.                                               300       26,190
   AmSouth Bancorp                                            1,000       25,470
   Marshall & Ilsley Corp.                                      600       23,454
   Synovus Financial Corp.                                      900       22,788
   North Fork Bancorporation, Inc.+                             500       19,025
   Zions Bancorporation                                         300       18,435
   First Horizon National Corp.                                 400       18,188
   Huntington Bancshares, Inc.                                  700       16,030
   Union Planters Corp.                                         400       11,924
                                                                      ----------
TOTAL BANKS                                                            1,860,748
                                                                      ----------
   INSURANCE 3.6%
   American International Group, Inc.                         7,370      525,334
   Allstate Corp.                                             1,990       92,634
   St. Paul Travelers Cos., Inc.                              1,893       76,742
   MetLife, Inc.                                              2,090       74,927
   Prudential Financial, Inc.                                 1,490       69,240
   Marsh & McLennan Cos., Inc.+                               1,490       67,616
   AFLAC, Inc.                                                1,390       56,726
   Hartford Financial Services Group, Inc.                      800       54,992
   Progressive Corp.                                            600       51,180
   Chubb Corp.                                                  500       34,090
   ACE Ltd.                                                     800       33,824
   XL Capital Ltd.                                              400       30,184
   Loews Corp.                                                  500       29,980
   Aon Corp.                                                    900       25,623
   Lincoln National Corp.                                       500       23,625
   MBIA, Inc.+                                                  400       22,848
   Ambac Financial Group, Inc.                                  300       22,032
   Cincinnati Financial Corp.                                   500       21,760
   Jefferson-Pilot Corp.                                        400       20,320
   SAFECO Corp.                                                 400       17,600
   Torchmark Corp.                                              300       16,140
   UnumProvident Corp.+                                         800       12,720
                                                                      ----------
TOTAL INSURANCE                                                        1,380,137
                                                                      ----------
   CAPITAL MARKETS 3.2%
   J.P. Morgan Chase & Co.+                                  10,001      387,739
   Morgan Stanley                                             3,090      163,059
   Merrill Lynch & Co., Inc.                                  2,695      145,476
   Goldman Sachs Group, Inc.                                  1,390      130,883
   Bank of New York Co., Inc.                                 2,190       64,561
   Lehman Brothers Holdings, Inc.                               800       60,200
   State Street Corp.                                         1,000       49,040
   Charles Schwab Corp.                                       3,890       37,383
   Mellon Financial Corp.                                     1,200       35,196
   Franklin Resources, Inc.                                     700       35,056
   Northern Trust Corp.                                         600       25,368
   Bear Stearns Cos., Inc.                                      300       25,293
   T. Rowe Price Group, Inc.+                                   400       20,160
   Janus Capital Group, Inc.                                    700       11,543
   E*Trade Financial Corp.*                                   1,000       11,150
   Federated Investors, Inc. -- Class B                         300        9,102
                                                                      ----------
TOTAL CAPITAL MARKETS                                                  1,211,209
                                                                      ----------
   DIVERSIFIED FINANCIALS 1.9%
   Citigroup, Inc.                                           14,649      681,179
   Principal Financial Group, Inc.                              900       31,302
   Moody's Corp.+                                               400       25,864
                                                                      ----------
TOTAL DIVERSIFIED FINANCIALS                                             738,345
                                                                      ----------
   THRIFTS & MORTGAGE FINANCE 1.5%
   Fannie Mae                                                 2,790      199,094
   Freddie Mac                                                1,990      125,967
   Washington Mutual, Inc.                                    2,490       96,214
   Countrywide Financial Corp.                                  800       56,200
   Golden West Financial Corp.                                  400       42,540
   MGIC Investment Corp.                                        300       22,758
   Sovereign Bancorp, Inc.                                      900       19,890
                                                                      ----------
TOTAL THRIFTS & MORTGAGE FINANCE                                         562,663
                                                                      ----------
   CONSUMER FINANCE 1.0%
   American Express Co.                                       3,590      184,454
   MBNA Corp.                                                 3,590       92,586
   SLM Corp.                                                  1,200       48,540
   Capital One Financial Corp.+                                 700       47,866
   Providian Financial Corp.*                                   800       11,736
                                                                      ----------
TOTAL CONSUMER FINANCE                                                   385,182
                                                                      ----------

See Notes to Financial Statements.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 13

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2004
--------------------------------------------------------------------------------
   TITAN 500 FUND
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                             SHARES     (NOTE 1)
--------------------------------------------------------------------------------

   REAL ESTATE 0.3%
   Simon Property Group, Inc.                                   600   $   30,852
   Equity Office Properties Trust                             1,100       29,920
   Equity Residential                                           800       23,784
   ProLogis                                                     500       16,460
   Plum Creek Timber (REIT) Co., Inc.                           500       16,290
   Apartment Investment & Management Co. -- Class A             300        9,339
                                                                      ----------
TOTAL REAL ESTATE                                                        126,645
                                                                      ----------
TOTAL FINANCIALS                                                       6,264,929
                                                                      ----------
INFORMATION TECHNOLOGY 13.6%
   SOFTWARE 3.6%
   Microsoft Corp.                                           30,590      873,651
   Oracle Corp.*                                             14,740      175,848
   Electronic Arts, Inc.*+                                      900       49,095
   Computer Associates International, Inc.+                   1,690       47,421
   Symantec Corp.*+                                             900       39,402
   Veritas Software Corp.*                                    1,200       33,240
   Adobe Systems, Inc.+                                         700       32,550
   Intuit, Inc.*+                                               500       19,290
   PeopleSoft, Inc.*                                          1,000       18,500
   Mercury Interactive Corp.*+                                  300       14,949
   Siebel Systems, Inc.*                                      1,390       14,845
   Autodesk, Inc.                                               300       12,843
   BMC Software, Inc.*                                          600       11,100
   Citrix Systems, Inc.*                                        500       10,180
   Novell, Inc.*                                              1,100        9,229
   Compuware Corp.*                                           1,100        7,260
   Parametric Technology Corp.*                                 800        4,000
                                                                      ----------
TOTAL SOFTWARE                                                         1,373,403
                                                                      ----------
   COMPUTERS & PERIPHERALS 2.9%
   International Business Machines Corp.                      4,781      421,445
   Dell, Inc.*                                                7,171      256,865
   Hewlett-Packard Co.                                        8,671      182,958
   EMC Corp./Massachusetts*+                                  6,880       78,432
   Sun Microsystems, Inc.*                                    9,469       41,096
   Lexmark International, Inc.*+                                400       38,612
   Apple Computer, Inc.*                                      1,100       35,794
   Network Appliance, Inc.*                                   1,000       21,530
   NCR Corp.*                                                   300       14,877
   Gateway, Inc.*                                             1,090        4,905
                                                                      ----------
TOTAL COMPUTERS & PERIPHERALS                                          1,096,514
                                                                      ----------
   SEMICONDUCTOR EQUIPMENT & PRODUCTS 2.7%
   Intel Corp.                                               18,330      505,908
   Texas Instruments, Inc.+                                   4,879      117,974
   Applied Materials, Inc.*                                   4,780       93,783
   Maxim Integrated Products, Inc.+                             900       47,178
   Broadcom Corp. -- Class A*+                                  900       42,093
   Linear Technology Corp.                                      900       35,523
   Xilinx, Inc.                                               1,000       33,310
   KLA-Tencor Corp.*                                            600       29,628
   Micron Technology, Inc.*+                                  1,690       25,874
   Altera Corp.*+                                             1,090       24,220
   National Semiconductor Corp.*                              1,000       21,990
   Advanced Micro Devices, Inc.*+                             1,000       15,900
   Teradyne, Inc.*+                                             600       13,620
   Novellus Systems, Inc.*                                      400       12,576
   Nvidia Corp.*                                                500       10,250
   LSI Logic Corp.*                                           1,100        8,382
   PMC - Sierra, Inc.*                                          500        7,175
   Applied Micro Circuits Corp.*                                900        4,788
                                                                      ----------
TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS                               1,050,172
                                                                      ----------
   COMMUNICATIONS EQUIPMENT 2.5%
   Cisco Systems, Inc.*+                                     19,130      453,381
   Qualcomm, Inc.                                             2,290      167,124
   Motorola, Inc.                                             6,671      121,746
   Corning, Inc.*+                                            3,890       50,803
   Lucent Technologies, Inc.*+                               12,159       45,961
   Avaya, Inc.*+                                              1,290       20,369
   JDS Uniphase Corp.*                                        4,090       15,501
   Scientific-Atlanta, Inc.                                     400       13,800
   Comverse Technology, Inc.*                                   600       11,964
   Tellabs, Inc.*+                                            1,190       10,400
   Andrew Corp.*+                                               500       10,005
   QLogic Corp.*+                                               300        7,977
   ADC Telecommunications, Inc.*                              2,290        6,504
   CIENA Corp.*                                               1,590        5,915
                                                                      ----------
TOTAL COMMUNICATIONS EQUIPMENT                                           941,450
                                                                      ----------
   IT CONSULTING & SERVICES 0.9%
   First Data Corp.                                           2,487      110,721
   Automatic Data Processing, Inc.                            1,690       70,777
   Paychex, Inc.                                              1,100       37,268
   Electronic Data Systems Corp.+                             1,390       26,619
   Fiserv, Inc.*                                                600       23,334
   Computer Sciences Corp.*                                     500       23,215
   Affiliated Computer Services, Inc. -- Class A*+              400       21,176
   SunGard Data Systems, Inc.*                                  800       20,800
   Unisys Corp.*+                                               900       12,492
   Sabre Holdings Corp.                                         400       11,084
   Convergys Corp.*                                             400        6,160
                                                                      ----------
TOTAL IT CONSULTING & SERVICES                                           363,646
                                                                      ----------

                                              See Notes to Financial Statements.


14 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2004
--------------------------------------------------------------------------------
   TITAN 500 FUND
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                             SHARES     (NOTE 1)
--------------------------------------------------------------------------------
   ELECTRONIC EQUIPMENT & INSTRUMENTS 0.5%
   Analog Devices, Inc.                                       1,090   $   51,317
   Agilent Technologies, Inc.*                                1,390       40,699
   Solectron Corp.*+                                          2,690       17,405
   Molex, Inc.                                                  500       16,040
   Thermo Electron Corp.*                                       500       15,370
   Jabil Circuit, Inc.*                                         600       15,108
   Waters Corp.*+                                               300       14,334
   Sanmina-SCI Corp.*                                         1,490       13,559
   Symbol Technologies, Inc.                                    700       10,318
   PerkinElmer, Inc.                                            400        8,016
   Tektronix, Inc.                                              200        6,804
                                                                      ----------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                 208,970
                                                                      ----------
   INTERNET SOFTWARE & SERVICES 0.4%
   Yahoo!, Inc.*+                                             3,790      137,691
                                                                      ----------
TOTAL INTERNET SOFTWARE & SERVICES                                       137,691
                                                                      ----------
   OFFICE ELECTRONICS 0.1%
   Xerox Corp.*+                                              2,290       33,205
                                                                      ----------
TOTAL OFFICE ELECTRONICS                                                  33,205
                                                                      ----------
TOTAL INFORMATION TECHNOLOGY                                           5,205,051
                                                                      ----------
HEALTH CARE 10.5%
   PHARMACEUTICALS 6.2%
   Pfizer, Inc.                                              21,620      741,134
   Johnson & Johnson, Inc.+                                   8,370      466,209
   Merck & Co., Inc.                                          6,280      298,300
   Eli Lilly & Co.+                                           3,190      223,013
   Abbott Laboratories                                        4,380      178,529
   Wyeth                                                      3,790      137,046
   Bristol-Myers Squibb Co.                                   5,481      134,284
   Schering-Plough Corp.+                                     4,180       77,246
   Forest Laboratories, Inc.*                                 1,090       61,727
   Allergan, Inc.                                               400       35,808
   Mylan Laboratories, Inc.+                                    800       16,200
   Watson Pharmaceuticals, Inc.*+                               300        8,070
   King Pharmaceuticals, Inc.*                                  700        8,015
                                                                      ----------
TOTAL PHARMACEUTICALS                                                  2,385,581
                                                                      ----------
   HEALTH CARE EQUIPMENT & SUPPLIES 1.7%
   Medtronic, Inc.+                                           3,390      165,161
   Boston Scientific Corp.*                                   2,390      102,292
   Zimmer Holdings, Inc.*                                       700       61,740
   Stryker Corp.                                              1,100       60,500
   Baxter International, Inc.                                 1,690       58,322
   Guidant Corp.+                                               900       50,292
   St. Jude Medical, Inc.*                                      500       37,825
   Becton Dickinson & Co.                                       700       36,260
   Biomet, Inc.                                                 700       31,108
   C.R. Bard, Inc.                                              300       16,995
   Applera Corp. -- Applied Biosystems Group+                   600       13,050
   Bausch & Lomb, Inc.                                          200       13,014
   Hospira, Inc.*                                               400       11,040
   Millipore Corp.*                                             100        5,637
                                                                      ----------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                   663,236
                                                                      ----------
   HEALTH CARE PROVIDERS & SERVICES 1.6%
   UnitedHealth Group, Inc.+                                  1,690      105,202
   Cardinal Health, Inc.+                                     1,200       84,060
   HCA, Inc.                                                  1,390       57,810
   WellPoint Health Networks, Inc.*                             400       44,804
   Caremark Rx, Inc.*                                         1,290       42,493
   Anthem, Inc.*+                                               400       35,824
   Aetna, Inc.                                                  400       34,000
   Medco Health Solutions, Inc.*                                800       30,000
   CIGNA Corp.                                                  400       27,524
   McKesson Corp.                                               800       27,464
   Quest Diagnostics, Inc.+                                     300       25,485
   AmerisourceBergen Corp.                                      300       17,934
   Tenet Healthcare Corp.*+                                   1,300       17,433
   IMS Health, Inc.                                             700       16,408
   Express Scripts, Inc.*                                       200       15,846
   Health Management Associates, Inc. -- Class A+               700       15,694
   Manor Care, Inc.                                             300        9,804
   Humana, Inc.*                                                500        8,450
                                                                      ----------
TOTAL HEALTH CARE PROVIDERS & SERVICES                                   616,235
                                                                      ----------
   BIOTECHNOLOGY 1.0%
   Amgen, Inc.*                                               3,590      195,906
   Biogen Idec, Inc.*                                         1,000       63,250
   Gilead Sciences, Inc.*                                       600       40,200
   Genzyme Corp.*+                                              600       28,398
   Chiron Corp.*                                                500       22,320
   Medimmune, Inc.*                                             700       16,380
                                                                      ----------
TOTAL BIOTECHNOLOGY                                                      366,454
                                                                      ----------
TOTAL HEALTH CARE                                                      4,031,506
                                                                      ----------
INDUSTRIALS 9.0%
   INDUSTRIAL CONGLOMERATES 3.6%
   General Electric Co.                                      29,890      968,436
   3M Co.                                                     2,190      197,122
   Tyco International Ltd.+                                   5,681      188,268
   Textron, Inc.                                                400       23,740
                                                                      ----------
TOTAL INDUSTRIAL CONGLOMERATES                                         1,377,566
                                                                      ----------

See Notes to Financial Statements.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 15

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2004
--------------------------------------------------------------------------------
   TITAN 500 FUND
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                             SHARES     (NOTE 1)
--------------------------------------------------------------------------------

   AEROSPACE & DEFENSE 1.6%
   United Technologies Corp.                                  1,490   $  136,305
   Boeing Co.+                                                2,390      122,105
   Honeywell International, Inc.                              2,390       87,546
   Lockheed Martin Corp.                                      1,290       67,183
   General Dynamics Corp.+                                      600       59,580
   Northrop Grumman Corp.                                     1,000       53,700
   Raytheon Co.+                                              1,290       46,144
   Rockwell Collins, Inc.                                       500       16,660
   Goodrich Corp.                                               300        9,699
                                                                      ----------
TOTAL AEROSPACE & DEFENSE                                                598,922
                                                                      ----------
   MACHINERY 1.2%
   Illinois Tool Works, Inc.+                                   900       86,301
   Caterpillar, Inc.                                          1,000       79,440
   Deere & Co.                                                  700       49,098
   Danaher Corp.+                                               900       46,665
   Ingersoll-Rand Co. -- Class A                                500       34,155
   Paccar, Inc.                                                 500       28,995
   Eaton Corp.                                                  400       25,896
   Dover Corp.                                                  600       25,260
   ITT Industries, Inc.+                                        300       24,900
   Parker Hannifin Corp.                                        300       17,838
   Pall Corp.                                                   400       10,476
   Navistar International Corp.*+                               200        7,752
   Crane Co.                                                    200        6,278
   Cummins, Inc.                                                100        6,250
                                                                      ----------
TOTAL MACHINERY                                                          449,304
                                                                      ----------
   COMMERCIAL SERVICES & SUPPLIES 0.9%
   Cendant Corp.                                              2,890       70,747
   Waste Management, Inc.                                     1,590       48,734
   Apollo Group, Inc. -- Class A*+                              500       44,145
   Pitney Bowes, Inc.                                           700       30,975
   H&R Block, Inc.                                              500       23,840
   Cintas Corp.+                                                500       23,835
   RR Donnelley & Sons Co.                                      600       19,812
   Avery Dennison Corp.+                                        300       19,203
   Robert Half International, Inc.                              500       14,885
   Allied Waste Industries, Inc.*                               900       11,862
   Equifax, Inc.                                                400        9,900
   Monster Worldwide, Inc.*                                     300        7,716
   Deluxe Corp.+                                                100        4,350
                                                                      ----------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                     330,004
                                                                      ----------
   AIR FREIGHT & COURIERS 0.8%
   United Parcel Service, Inc. -- Class B                     3,190      239,792
   FedEx Corp.                                                  800       65,352
   Ryder System, Inc.                                           200        8,014
                                                                      ----------
TOTAL AIR FREIGHT & COURIERS                                             313,158
                                                                      ----------
   ELECTRICAL EQUIPMENT 0.3%
   Emerson Electric Co.                                       1,200       76,260
   Rockwell Automation, Inc.                                    500       18,755
   Cooper Industries Ltd. -- Class A                            300       17,823
   American Power Conversion Corp.                              600       11,790
   Thomas & Betts Corp.*+                                       197        5,365
   Power-One, Inc.*                                             200        2,196
                                                                      ----------
TOTAL ELECTRICAL EQUIPMENT                                               132,189
                                                                      ----------
   ROAD & RAIL 0.3%
   Union Pacific Corp.                                          700       41,615
   Burlington Northern Santa Fe Corp.                         1,090       38,226
   Norfolk Southern Corp.                                     1,100       29,172
   CSX Corp.                                                    600       19,662
                                                                      ----------
TOTAL ROAD & RAIL                                                        128,675
                                                                      ----------
   BUILDING PRODUCTS 0.2%
   Masco Corp.                                                1,200       37,416
   American Standard Cos., Inc.*+                               600       24,186
                                                                      ----------
TOTAL BUILDING PRODUCTS                                                   61,602
                                                                      ----------
   AIRLINES 0.1%
   Southwest Airlines Co.                                     2,190       36,726
   Delta Air Lines, Inc.*+                                      400        2,848
                                                                      ----------
TOTAL AIRLINES                                                            39,574
                                                                      ----------
   TRADING COMPANIES & DISTRIBUTORS 0.0%
   W.W. Grainger, Inc.                                          300       17,250
                                                                      ----------
TOTAL TRADING COMPANIES & DISTRIBUTORS                                    17,250
                                                                      ----------
   CONSTRUCTION & ENGINEERING 0.0%
   Fluor Corp.+                                                 200        9,534
                                                                      ----------
TOTAL CONSTRUCTION & ENGINEERING                                           9,534
                                                                      ----------
TOTAL INDUSTRIALS                                                      3,457,778
                                                                      ----------
CONSUMER STAPLES 8.7%
   FOOD & DRUG RETAILING 2.7%
   Wal-Mart Stores, Inc.                                     12,160      641,562
   Walgreen Co.                                               2,890      104,647
   Sysco Corp.                                                1,790       64,207
   Costco Wholesale Corp.+                                    1,290       52,980
   CVS Corp.+                                                 1,100       46,222
   Kroger Co.*                                                2,090       38,038
   Safeway, Inc.*+                                            1,290       32,689
   Albertson's, Inc.+                                         1,000       26,540
   Supervalu, Inc.                                              400       12,244
   Winn-Dixie Stores, Inc.+                                     400        2,880
                                                                      ----------
TOTAL FOOD & DRUG RETAILING                                            1,022,009
                                                                      ----------

                                              See Notes to Financial Statements.


16 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2004
--------------------------------------------------------------------------------
   TITAN 500 FUND
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                             SHARES     (NOTE 1)
--------------------------------------------------------------------------------

   BEVERAGES 2.1%
   Coca-Cola Co.                                              6,871   $  346,848
   PepsiCo, Inc.                                              4,880      262,934
   Anheuser-Busch Cos., Inc.                                  2,290      123,660
   Coca-Cola Enterprises, Inc.                                1,300       37,687
   Pepsi Bottling Group, Inc.                                   700       21,378
   Brown-Forman Corp. -- Class B                                300       14,481
   Adolph Coors Co. -- Class B                                  100        7,234
                                                                      ----------
TOTAL BEVERAGES                                                          814,222
                                                                      ----------
   HOUSEHOLD PRODUCTS 1.6%
   Procter & Gamble Co.                                       7,270      395,779
   Kimberly-Clark Corp.                                       1,390       91,573
   Colgate-Palmolive Co.                                      1,490       87,091
   Clorox Co.+                                                  600       32,268
                                                                      ----------
TOTAL HOUSEHOLD PRODUCTS                                                 606,711
                                                                      ----------
   FOOD PRODUCTS 1.0%
   General Mills, Inc.+                                       1,100       52,283
   Sara Lee Corp.                                             2,190       50,348
   Kellogg Co.                                                1,190       49,802
   ConAgra Foods, Inc.                                        1,490       40,349
   H.J. Heinz Co.                                             1,000       39,200
   WM Wrigley Jr Co.                                            600       37,830
   Hershey Foods Corp.                                          700       32,389
   Campbell Soup Co.                                          1,190       31,987
   Archer-Daniels-Midland Co.+                                1,790       30,036
   McCormick & Co., Inc.+                                       400       13,600
                                                                      ----------
TOTAL FOOD PRODUCTS                                                      377,824
                                                                      ----------
   TOBACCO 0.8%
   Altria Group, Inc.                                         5,779      289,239
   UST, Inc.+                                                   500       18,000
   R.J. Reynolds Tobacco Holdings, Inc.                         200       13,518
                                                                      ----------
TOTAL TOBACCO                                                            320,757
                                                                      ----------
   PERSONAL PRODUCTS 0.5%
   Gillette Co.                                               2,890      122,536
   Avon Products, Inc.+                                       1,300       59,982
   Alberto-Culver Co. -- Class B                                300       15,042
                                                                      ----------
TOTAL PERSONAL PRODUCTS                                                  197,560
                                                                      ----------
TOTAL CONSUMER STAPLES                                                 3,339,083
                                                                      ----------
CONSUMER DISCRETIONARY 8.5%
   MEDIA 2.8%
   Time Warner, Inc.*                                        12,951      227,679
   Comcast Corp. -- Class A*                                  6,380      178,831
   Viacom, Inc. -- Class B                                    4,880      174,314
   Walt Disney Co.                                            5,780      147,332
   Gannett Co., Inc.                                            800       67,880
   Clear Channel Communications, Inc.                         1,690       62,445
   Tribune Co.+                                                 900       40,986
   McGraw-Hill Cos., Inc.                                       500       38,285
   Omnicom Group+                                               500       37,945
   Univision Communications, Inc. -- Class A*+                  900       28,737
   New York Times Co. -- Class A                                400       17,884
   Interpublic Group of Cos., Inc.*+                          1,190       16,339
   Knight-Ridder, Inc.                                          200       14,400
   Dow Jones & Co., Inc.                                        200        9,020
   Meredith Corp.                                               100        5,496
                                                                      ----------
TOTAL MEDIA                                                            1,067,573
                                                                      ----------
   SPECIALTY RETAIL 1.8%
   Home Depot, Inc.                                           6,281      221,091
   Lowe's Cos., Inc.+                                         2,190      115,084
   The Gap, Inc.+                                             2,590       62,808
   Best Buy Co., Inc.+                                          900       45,666
   Staples, Inc.                                              1,390       40,741
   Bed Bath & Beyond, Inc.*                                     900       34,605
   TJX Cos., Inc.                                             1,390       33,555
   Limited Brands, Inc.                                       1,300       24,310
   Sherwin-Williams Co.                                         400       16,620
   Office Depot, Inc.*                                          900       16,119
   AutoZone, Inc.*                                              200       16,020
   Tiffany & Co.+                                               400       14,740
   RadioShack Corp.                                             500       14,315
   AutoNation, Inc.*                                            800       13,680
   Toys 'R' Us, Inc.*+                                          600        9,558
   Circuit City Stores, Inc.                                    600        7,770
   Boise Cascade Corp.                                          200        7,528
                                                                      ----------
TOTAL SPECIALTY RETAIL                                                   694,210
                                                                      ----------
   HOTELS RESTAURANTS & LEISURE 1.1%
   McDonald's Corp.                                           3,590       93,340
   Carnival Corp.+                                            1,790       84,130
   Starbucks Corp.*+                                          1,100       47,828
   International Game Technology, Inc.                        1,000       38,600
   Marriott International, Inc. -- Class A                      600       29,928
   Yum! Brands, Inc.*                                           800       29,776
   Starwood Hotels & Resorts Worldwide, Inc.                    600       26,910
   Hilton Hotels Corp.                                        1,100       20,526
   Harrah's Entertainment, Inc.                                 300       16,230
   Wendy's International, Inc.                                  300       10,452
   Darden Restaurants, Inc.                                     500       10,275
                                                                      ----------
TOTAL HOTELS RESTAURANTS & LEISURE                                       407,995
                                                                      ----------

See Notes to Financial Statements.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 17

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2004
--------------------------------------------------------------------------------
   TITAN 500 FUND
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                             SHARES     (NOTE 1)
--------------------------------------------------------------------------------

   MULTILINE RETAIL 0.8%
   Target Corp.                                               2,590   $  109,997
   Kohl's Corp.*+                                             1,000       42,280
   JC Penney Holding Co., Inc.+                                 800       30,208
   Federated Department Stores, Inc.                            500       24,550
   Sears Roebuck and Co.                                        600       22,656
   May Department Stores Co.                                    800       21,992
   Dollar General Corp.                                         900       17,604
   Nordstrom, Inc.                                              400       17,044
   Family Dollar Stores, Inc.                                   500       15,210
   Dillard's/AR, Inc. -- Class A                                200        4,460
   Big Lots, Inc.*                                              300        4,338
                                                                      ----------
TOTAL MULTILINE RETAIL                                                   310,339
                                                                      ----------
   AUTOMOBILES 0.5%
   Ford Motor Co.+                                            5,180       81,067
   General Motors Corp.+                                      1,590       74,078
   Harley-Davidson, Inc.                                        800       49,552
                                                                      ----------
TOTAL AUTOMOBILES                                                        204,697
                                                                      ----------
   INTERNET & CATALOG RETAIL 0.4%
   eBay, Inc.*+                                               1,890      173,786
                                                                      ----------
TOTAL INTERNET & CATALOG RETAIL                                          173,786
                                                                      ----------
   HOUSEHOLD DURABLES 0.4%
   Fortune Brands, Inc.+                                        400       30,172
   Pulte Homes, Inc.                                            400       20,812
   Newell Rubbermaid, Inc.                                      800       18,800
   Centex Corp.                                                 400       18,300
   Whirlpool Corp.                                              200       13,720
   Leggett & Platt, Inc.+                                       500       13,355
   Black & Decker Corp.+                                        200       12,426
   Stanley Works                                                200        9,116
   KB Home+                                                     100        6,863
   Snap-On, Inc.                                                200        6,710
   Maytag Corp.                                                 200        4,902
                                                                      ----------
TOTAL HOUSEHOLD DURABLES                                                 155,176
                                                                      ----------
   TEXTILES & APPAREL 0.3%
   Nike, Inc. -- Class B                                        800       60,600
   Jones Apparel Group, Inc.+                                   400       15,792
   VF Corp.+                                                    300       14,610
   Liz Claiborne, Inc.+                                         300       10,794
   Reebok International Ltd.                                    200        7,196
                                                                      ----------
TOTAL TEXTILES & APPAREL                                                 108,992
                                                                      ----------
   AUTO COMPONENTS 0.2%
   Johnson Controls, Inc.                                       500       26,690
   Delphi Corp.+                                              1,590       16,981
   Dana Corp.                                                   400        7,840
   Visteon Corp.                                                400        4,668
   Cooper Tire & Rubber Co.+                                    200        4,600
   Goodyear Tire & Rubber Co.*+                                 500        4,545
                                                                      ----------
TOTAL AUTO COMPONENTS                                                     65,324
                                                                      ----------
   LEISURE EQUIPMENT & PRODUCTS 0.2%
   Mattel, Inc.+                                              1,200       21,900
   Eastman Kodak Co.+                                           800       21,584
   Brunswick Corp.                                              300       12,240
   Hasbro, Inc.                                                 500        9,500
                                                                      ----------
TOTAL LEISURE EQUIPMENT & PRODUCTS                                        65,224
                                                                      ----------
   DISTRIBUTORS 0.0%
   Genuine Parts Co.                                            500       19,840
                                                                      ----------
TOTAL DISTRIBUTORS                                                        19,840
                                                                      ----------
TOTAL CONSUMER DISCRETIONARY                                           3,273,156
                                                                      ----------
ENERGY 5.2%
   OIL & GAS 4.5%
   Exxon Mobil Corp.                                         18,530      822,918
   ChevronTexaco Corp.                                        2,990      281,389
   ConocoPhillips                                             1,890      144,188
   Occidental Petroleum Corp.                                 1,100       53,251
   Devon Energy Corp.                                           700       46,200
   Anadarko Petroleum Corp.                                     700       41,020
   Burlington Resources, Inc.                                 1,100       39,798
   Apache Corp.                                                 900       39,195
   Marathon Oil Corp.+                                        1,000       37,840
   Valero Energy Corp.                                          400       29,504
   Unocal Corp.                                                 700       26,600
   Amerada Hess Corp.                                           300       23,757
   Kinder Morgan, Inc.                                          400       23,716
   Kerr-McGee Corp.+                                            400       21,508
   EOG Resources, Inc.+                                         300       17,913
   Williams Cos., Inc.                                        1,490       17,731
   El Paso Corp.+                                             1,790       14,105
   Sunoco, Inc.+                                                200       12,724
   Ashland, Inc.                                                200       10,562
                                                                      ----------
TOTAL OIL & GAS                                                        1,703,919
                                                                      ----------
   ENERGY EQUIPMENT & SERVICES 0.7%
   Schlumberger Ltd.                                          1,690      107,332
   Halliburton Co.+                                           1,290       39,035
   Baker Hughes, Inc.                                           900       33,885
   Transocean, Inc.*                                            900       26,046
   BJ Services Co.*+                                            500       22,920
   Nabors Industries Ltd.*+                                     400       18,088
   Noble Corp.*                                                 400       15,156
   Rowan Cos., Inc.*+                                           300        7,299
                                                                      ----------
TOTAL ENERGY EQUIPMENT & SERVICES                                        269,761
                                                                      ----------
TOTAL ENERGY                                                           1,973,680
                                                                      ----------

                                              See Notes to Financial Statements.


18 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2004
--------------------------------------------------------------------------------
   TITAN 500 FUND
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                             SHARES     (NOTE 1)
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES 2.7%
   DIVERSIFIED TELECOMMUNICATION SERVICES 2.2%
   Verizon Communications, Inc.+                              7,871   $  284,851
   SBC Communications, Inc.                                   9,371      227,247
   BellSouth Corp.                                            5,180      135,819
   Sprint Corp.-FON Group+                                    4,080       71,808
   Alltel Corp.                                                 900       45,558
   AT&T Corp.+                                                2,290       33,503
   Qwest Communications International*                        5,080       18,237
   CenturyTel, Inc.                                             400       12,016
   Citizens Communications Co.*                                 800        9,680
                                                                      ----------
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                             838,719
                                                                      ----------
   WIRELESS TELECOMMUNICATION SERVICES 0.5%
   AT&T Wireless Services, Inc.*                              7,773      111,309
   Nextel Communications, Inc. -- Class A*+                   3,190       85,046
                                                                      ----------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                                196,355
                                                                      ----------
TOTAL TELECOMMUNICATION SERVICES                                       1,035,074
                                                                      ----------
MATERIALS 2.3%
   CHEMICALS 1.2%
   EI Du Pont de Nemours & Co.                                2,790      123,932
   Dow Chemical Co.                                           2,690      109,483
   Praxair, Inc.                                                900       35,919
   Air Products & Chemicals, Inc.                               600       31,470
   PPG Industries, Inc.                                         500       31,245
   Monsanto Co.                                                 800       30,800
   Rohm & Haas Co.                                              600       24,948
   Ecolab, Inc.+                                                700       22,190
   Engelhard Corp.                                              400       12,924
   Sigma-Aldrich Corp.                                          200       11,922
   International Flavors & Fragrances, Inc.                     300       11,220
   Eastman Chemical Co.                                         200        9,246
   Hercules, Inc.*                                              300        3,657
   Great Lakes Chemical Corp.                                   100        2,706
                                                                      ----------
TOTAL CHEMICALS                                                          461,662
                                                                      ----------
   METALS & MINING 0.5%
   Alcoa, Inc.                                                2,490       82,245
   Newmont Mining Corp.+                                      1,290       50,000
   Phelps Dodge Corp.*+                                         300       23,253
   Freeport-McMoRan Copper & Gold, Inc. -- Class B+             500       16,575
   Nucor Corp.+                                                 200       15,352
   United States Steel Corp.                                    300       10,536
   Worthington Industries, Inc.                                 200        4,106
   Allegheny Technologies, Inc.                                 200        3,610
                                                                      ----------
TOTAL METALS & MINING                                                    205,677
                                                                      ----------
   PAPER & FOREST PRODUCTS 0.4%
   International Paper Co.+                                   1,390       62,133
   Weyerhaeuser Co.                                             700       44,184
   Georgia-Pacific Corp.                                        700       25,886
   MeadWestvaco Corp.                                           600       17,634
   Louisiana-Pacific Corp.                                      300        7,095
                                                                      ----------
TOTAL PAPER & FOREST PRODUCTS                                            156,932
                                                                      ----------
   CONTAINERS & PACKAGING 0.2%
   Ball Corp.                                                   200       14,410
   Temple-Inland, Inc.                                          200       13,850
   Sealed Air Corp.*                                            200       10,654
   Pactiv Corp.*                                                400        9,976
   Bemis Co.                                                    300        8,475
                                                                      ----------
TOTAL CONTAINERS & PACKAGING                                              57,365
                                                                      ----------
   CONSTRUCTION MATERIALS 0.0%
   Vulcan Materials Co.                                         300       14,265
                                                                      ----------
TOTAL CONSTRUCTION MATERIALS                                              14,265
                                                                      ----------
TOTAL MATERIALS                                                          895,901
                                                                      ----------
UTILITIES 2.1%
   ELECTRIC UTILITIES 1.5%
   Exelon Corp.                                               1,890       62,918
   Southern Co.+                                              2,090       60,923
   Entergy Corp.                                                700       39,207
   TXU Corp.                                                    900       36,459
   American Electric Power Co., Inc.                          1,100       35,200
   FirstEnergy Corp.                                            900       33,669
   PG&E Corp.*+                                               1,190       33,249
   FPL Group, Inc.+                                             500       31,975
   Progress Energy, Inc.+                                       700       30,835
   Consolidated Edison, Inc.+                                   700       27,832
   Edison International+                                        900       23,013
   PPL Corp.                                                    500       22,950
   Ameren Corp.+                                                500       21,480
   DTE Energy Co.                                               500       20,270
   Cinergy Corp.                                                500       19,000
   Xcel Energy, Inc.+                                         1,100       18,381
   Pinnacle West Capital Corp.                                  300       12,117
   CenterPoint Energy, Inc.+                                    900       10,350
   Allegheny Energy, Inc.*+                                     400        6,164
   TECO Energy, Inc.                                            500        5,995
   CMS Energy Corp.*                                            500        4,565
                                                                      ----------
TOTAL ELECTRIC UTILITIES                                                 556,552
                                                                      ----------

See Notes to Financial Statements.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 19

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)                    June 30, 2004
--------------------------------------------------------------------------------
   TITAN 500 FUND
--------------------------------------------------------------------------------


                                                                          MARKET
                                                                           VALUE
                                                            SHARES      (NOTE 1)
--------------------------------------------------------------------------------

   MULTI-UTILITIES 0.5%
   Dominion Resources, Inc./VA                                 900   $    56,772
   Duke Energy Corp.                                         2,590        52,551
   Public Service Enterprise Group, Inc.+                      700        28,021
   Sempra Energy                                               700        24,101
   Constellation Energy Group, Inc.                            500        18,950
   AES Corp.*                                                1,790        17,775
   Calpine Corp.*+                                           1,190         5,141
   Dynegy, Inc. -- Class A*                                  1,100         4,686
                                                                     -----------
TOTAL MULTI-UTILITIES                                                    207,997
                                                                     -----------
   GAS UTILITIES 0.1%
   KeySpan Corp.                                               500        18,350
   NiSource, Inc.                                              700        14,434
   Peoples Energy Corp.                                        100         4,215
   Nicor, Inc.                                                 100         3,397
                                                                     -----------
TOTAL GAS UTILITIES                                                       40,396
                                                                     -----------
TOTAL UTILITIES                                                          804,945
                                                                     -----------
TOTAL COMMON STOCKS
   (Cost $28,883,434)                                                 30,281,103
                                                                     -----------

                                                         CONTRACTS
                                                         ---------
OPTIONS PURCHASED 0.0%
Put Options on:
   July 2004 S&P 500 Index Futures Contracts
      Expiring July 2004 with strike price of 750              150            --
                                                                     -----------
TOTAL OPTIONS PURCHASED
   (Cost $4,350)                                                              --
                                                                     -----------

                                                                          MARKET
                                                              FACE         VALUE
                                                            AMOUNT      (NOTE 1)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS 14.3%
Repurchase Agreement (Note 5)
   1.43% due 07/01/04                                  $ 1,337,656   $ 1,337,656
   1.23% due 07/01/04                                    1,371,098     1,371,098
   1.18% due 07/01/04                                    1,387,818     1,387,818
   1.00% due 07/01/04                                    1,384,208     1,384,208
                                                                     -----------
TOTAL REPURCHASE AGREEMENTS
   (Cost $5,480,780)                                                   5,480,780
                                                                     -----------
SECURITIES LENDING COLLATERAL 6.7%
Investment in Securities Lending Short Term
   Investment Portfolio held by U.S. Bank (Note 9)       2,553,907     2,553,907
                                                                     -----------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $2,553,907)                                                   2,553,907
                                                                     -----------
TOTAL INVESTMENTS 100%
   (Cost $36,922,471)                                                $38,315,790
                                                                     ===========

================================================================================

                                                                      UNREALIZED
                                                                            GAIN
                                                         CONTRACTS      (NOTE 1)
--------------------------------------------------------------------------------

FUTURES CONTRACTS PURCHASED
September 2004 S&P 500 Index Futures Contracts
   (Aggregate Market Value of
   Contracts $2,567,250)                                         9   $    12,345
September 2004 S&P 500 Index Mini Futures Contracts
   (Aggregate Market Value of
   Contracts $38,052,350)                                      667       438,765
                                                                     -----------
(TOTAL AGGREGATE MARKET VALUE OF
   CONTRACTS $40,619,600)                                            $   451,110
                                                                     -----------

*    NON-INCOME PRODUCING SECURITIES.

+    ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT JUNE 30, 2004 - SEE NOTE 9.

                                              See Notes to Financial Statements.


20 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2004
--------------------------------------------------------------------------------
   VELOCITY 100 FUND
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                            SHARES      (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 47.3%

INFORMATION TECHNOLOGY 28.6%
   SOFTWARE 9.1%
   Microsoft Corp.                                          59,400   $ 1,696,464
   Oracle Corp.*                                            34,800       415,164
   Electronic Arts, Inc.*+                                   4,800       261,840
   Symantec Corp.*+                                          5,100       223,278
   Veritas Software Corp.*+                                  7,000       193,900
   Adobe Systems, Inc.+                                      3,700       172,050
   PeopleSoft, Inc.*                                         8,500       157,250
   Intuit, Inc.*                                             4,000       154,320
   Check Point Software Technologies Ltd.*                   3,900       105,261
   Siebel Systems, Inc.*                                     9,300        99,324
   Mercury Interactive Corp.*+                               1,503        74,895
   Synopsys, Inc.*+                                          2,300        65,389
   Citrix Systems, Inc.*                                     3,100        63,116
   BEA Systems, Inc.*                                        6,000        49,320
   Compuware Corp.*                                          3,800        25,080
                                                                     -----------
TOTAL SOFTWARE                                                         3,756,651
                                                                     -----------
   SEMICONDUCTOR EQUIPMENT & PRODUCTS 7.7%
   Intel Corp.                                              36,500     1,007,400
   Maxim Integrated Products, Inc.+                          7,300       382,666
   Applied Materials, Inc.*                                 13,700       268,794
   Linear Technology Corp.                                   6,700       264,449
   Xilinx, Inc.                                              7,200       239,832
   Altera Corp.*+                                            8,500       188,870
   KLA-Tencor Corp.*                                         3,800       187,644
   Broadcom Corp. -- Class A*+                               3,400       159,018
   Marvell Technology Group Ltd.*                            3,796       101,353
   Microchip Technology, Inc.                                2,800        88,312
   Novellus Systems, Inc.*                                   2,500        78,600
   ATI Technologies, Inc.*                                   3,797        71,611
   Lam Research Corp.*+                                      2,200        58,960
   Nvidia Corp.*                                             2,800        57,400
   Intersil Corp. -- Class A+                                2,198        47,609
                                                                     -----------
TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS                               3,202,518
                                                                     -----------
   COMMUNICATIONS EQUIPMENT 6.4%
   Qualcomm, Inc.                                           15,400     1,123,892
   Cisco Systems, Inc.*+                                    39,400       933,780
   Research In Motion Ltd.*+                                 3,000       205,320
   Juniper Networks, Inc.*                                   5,800       142,506
   JDS Uniphase Corp.*+                                     25,900        98,161
   Comverse Technology, Inc.*+                               3,200        63,808
   QLogic Corp.*+                                            1,500        39,885
   Tellabs, Inc.*+                                           3,800        33,212
                                                                     -----------
TOTAL COMMUNICATIONS EQUIPMENT                                         2,640,564
                                                                     -----------
   COMPUTERS & PERIPHERALS 2.6%
   Dell, Inc.*                                              15,000       537,300
   Apple Computer, Inc.*                                     8,200       266,828
   Network Appliance, Inc.*+                                 5,800       124,874
   Sun Microsystems, Inc.*                                  22,700        98,518
   Sandisk Corp.*+                                           2,300        49,887
                                                                     -----------
TOTAL COMPUTERS & PERIPHERALS                                          1,077,407
                                                                     -----------
   INTERNET SOFTWARE & SERVICES 1.1%
   Yahoo!, Inc.*+                                           10,100       366,933
   VeriSign, Inc.*                                           3,600        71,640
                                                                     -----------
TOTAL INTERNET SOFTWARE & SERVICES                                       438,573
                                                                     -----------
   ELECTRONIC EQUIPMENT & INSTRUMENTS 0.9%
   Flextronics International Ltd.*+                          9,100       145,145
   CDW Corp.+                                                1,400        89,264
   Sanmina-SCI Corp.*                                        8,800        80,080
   Molex, Inc.                                               1,600        51,328
                                                                     -----------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                 365,817
                                                                     -----------
   IT CONSULTING & SERVICES 0.8%
   Paychex, Inc.+                                            5,700       193,116
   Fiserv, Inc.*+                                            3,900       151,671
                                                                     -----------
   TOTAL IT CONSULTING & SERVICES                                        344,787
                                                                     -----------
   TOTAL INFORMATION TECHNOLOGY                                       11,826,317
                                                                     -----------
CONSUMER DISCRETIONARY 7.5%
   INTERNET & CATALOG RETAIL 3.1%
   eBay, Inc.*+                                              7,700       708,015
   InterActiveCorp*+                                        11,800       355,652
   Amazon.com, Inc.*+                                        4,200       228,480
                                                                     -----------
TOTAL INTERNET & CATALOG RETAIL                                        1,292,147
                                                                     -----------
   MEDIA 1.8%
   Comcast Corp. -- Class A*                                15,200       426,056
   EchoStar Communications Corp.*+                           4,100       126,075
   PanAmSat Corp.*                                           3,200        74,304
   Pixar, Inc.*                                                900        62,559
   Lamar Advertising Co.*+                                   1,300        56,355
                                                                     -----------
TOTAL MEDIA                                                              745,349
                                                                     -----------
   SPECIALTY RETAIL 1.3%
   Bed Bath & Beyond, Inc.*                                  6,400       246,080
   Staples, Inc.                                             5,300       155,343
   Petsmart, Inc.+                                           2,300        74,635
   Ross Stores, Inc.                                         2,400        64,224
                                                                     -----------
TOTAL SPECIALTY RETAIL                                                   540,282
                                                                     -----------

See Notes to Financial Statements.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 21

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2004
--------------------------------------------------------------------------------
   VELOCITY 100 FUND
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                             SHARES     (NOTE 1)
--------------------------------------------------------------------------------

   HOTELS RESTAURANTS & LEISURE 0.9%
   Starbucks Corp.*+                                          8,700   $  378,276
                                                                      ----------
TOTAL HOTELS RESTAURANTS & LEISURE                                       378,276
                                                                      ----------
   HOUSEHOLD DURABLES 0.2%
   Garmin Ltd.+                                               1,600       59,264
                                                                      ----------
TOTAL HOUSEHOLD DURABLES                                                  59,264
                                                                      ----------
   AUTO COMPONENTS 0.1%
   Gentex Corp.                                               1,304       51,743
                                                                      ----------
TOTAL AUTO COMPONENTS                                                     51,743
                                                                      ----------
   MULTILINE RETAIL 0.1%
   Dollar Tree Stores, Inc.*                                  1,800       49,374
                                                                      ----------
TOTAL MULTILINE RETAIL                                                    49,374
                                                                      ----------
TOTAL CONSUMER DISCRETIONARY                                           3,116,435
                                                                      ----------
HEALTH CARE 6.4%
   BIOTECHNOLOGY 4.4%
   Amgen, Inc.*                                               9,600      523,872
   Biogen Idec, Inc.*+                                        6,000      379,500
   Gilead Sciences, Inc.*                                     3,400      227,800
   Genzyme Corp.*+                                            4,500      212,985
   Chiron Corp.*+                                             4,200      187,488
   Medimmune, Inc.*                                           4,200       98,280
   Millennium Pharmaceuticals, Inc.*                          5,300       73,140
   Invitrogen Corp.*                                            800       57,592
   Cephalon, Inc.*                                              800       43,200
                                                                      ----------
TOTAL BIOTECHNOLOGY                                                    1,803,857
                                                                      ----------
   HEALTH CARE EQUIPMENT & SUPPLIES 0.9%
   Biomet, Inc.+                                              5,500      244,420
   Patterson Cos., Inc.*+                                     1,000       76,490
   DENTSPLY International, Inc.                               1,200       62,520
                                                                      ----------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                   383,430
                                                                      ----------
   PHARMACEUTICALS 0.6%
   Teva Pharmaceutical Industries Ltd. - SP ADR+              3,600      242,244
                                                                      ----------
TOTAL PHARMACEUTICALS                                                    242,244
                                                                      ----------
   HEALTH CARE PROVIDERS & SERVICES 0.5%
   Express Scripts, Inc.*+                                    1,100       87,153
   Lincare Holdings, Inc.*+                                   1,500       49,290
   Henry Schein, Inc.*                                          598       37,758
   First Health Group Corp.*                                  1,600       24,976
                                                                      ----------
TOTAL HEALTH CARE PROVIDERS & SERVICES                                   199,177
                                                                      ----------
TOTAL HEALTH CARE                                                      2,628,708
                                                                      ----------
INDUSTRIALS 2.3%
   COMMERCIAL SERVICES & SUPPLIES 1.2%
   Apollo Group, Inc. -- Class A*+                            2,800      247,212
   Cintas Corp.+                                              3,300      157,311
   Career Education Corp.*+                                   1,600       72,896
                                                                      ----------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                     477,419
                                                                      ----------
   MACHINERY 0.4%
   Paccar, Inc.                                               3,096      179,537
                                                                      ----------
TOTAL MACHINERY                                                          179,537
                                                                      ----------
   AIR FREIGHT & COURIERS 0.3%
   Expeditors International Washington, Inc.                  1,603       79,204
   C.H. Robinson Worldwide, Inc.                              1,300       59,592
                                                                      ----------
TOTAL AIR FREIGHT & COURIERS                                             138,796
                                                                      ----------
   TRADING COMPANIES & DISTRIBUTORS 0.2%
   Fastenal Co.+                                              1,200       68,196
                                                                      ----------
TOTAL TRADING COMPANIES & DISTRIBUTORS                                    68,196
                                                                      ----------
   ELECTRICAL EQUIPMENT 0.1%
   American Power Conversion Corp.                            3,200       62,880
                                                                      ----------
TOTAL ELECTRICAL EQUIPMENT                                                62,880
                                                                      ----------
   AIRLINES 0.1%
   Ryanair Holdings PLC -- SP ADR*+                           1,000       32,780
                                                                      ----------
TOTAL AIRLINES                                                            32,780
                                                                      ----------
TOTAL INDUSTRIALS                                                        959,608
                                                                      ----------
TELECOMMUNICATION SERVICES 1.5%
   WIRELESS TELECOMMUNICATION SERVICES 1.4%
   Nextel Communications, Inc. -- Class A*+                  21,900      583,854
                                                                      ----------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                                583,854
                                                                      ----------
   DIVERSIFIED TELECOMMUNICATION SERVICES 0.1%
   Level 3 Communications, Inc.*+                            10,704       37,999
                                                                      ----------
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                              37,999
                                                                      ----------
TOTAL TELECOMMUNICATION SERVICES                                         621,853
                                                                      ----------
CONSUMER STAPLES 0.6%
   FOOD & DRUG RETAILING 0.6%
   Costco Wholesale Corp.+                                    3,800      156,066
   Whole Foods Market, Inc.+                                    899       85,809
                                                                      ----------
TOTAL FOOD & DRUG RETAILING                                              241,875
                                                                      ----------
TOTAL CONSUMER STAPLES                                                   241,875
                                                                      ----------

                                              See Notes to Financial Statements.


22 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)                    June 30, 2004
--------------------------------------------------------------------------------
   VELOCITY 100 FUND
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                            SHARES      (NOTE 1)
--------------------------------------------------------------------------------

MATERIALS 0.3%
   CONTAINERS & PACKAGING 0.2%
   Smurfit-Stone Container Corp.*                            3,900   $    77,805
                                                                     -----------
TOTAL CONTAINERS & PACKAGING                                              77,805
                                                                     -----------
   CHEMICALS 0.1%
   Sigma-Aldrich Corp.                                       1,100        65,571
                                                                     -----------
TOTAL CHEMICALS                                                           65,571
                                                                     -----------
TOTAL MATERIALS                                                          143,376
                                                                     -----------
ENERGY 0.1%
   ENERGY EQUIPMENT & SERVICES 0.1%
   Patterson-UTI Energy, Inc.                                1,300        43,433
                                                                     -----------
TOTAL ENERGY EQUIPMENT & SERVICES                                         43,433
                                                                     -----------
TOTAL ENERGY                                                              43,433
                                                                     -----------
TOTAL COMMON STOCKS
   (Cost $16,703,835)                                                 19,581,605
                                                                     -----------

                                                              FACE
                                                            AMOUNT
                                                       -----------
FEDERAL AGENCY DISCOUNT NOTES 2.4%
Farmer Mac**
   1.01% due 07/01/04                                  $ 1,000,000     1,000,000
                                                                     -----------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
   (Cost $1,000,000)                                                   1,000,000
                                                                     -----------
REPURCHASE AGREEMENTS 37.3%
Repurchase Agreement (Note 5)
   1.43% due 07/01/04                                    1,395,433     1,395,433
   1.23% due 07/01/04                                    1,430,319     1,430,319
   1.18% due 07/01/04                                    1,447,761     1,447,761
   1.00% due 07/01/04(t)                                11,185,520    11,185,520
                                                                     -----------
TOTAL REPURCHASE AGREEMENTS
   (Cost $15,459,033)                                                 15,459,033
                                                                     -----------

                                                                          MARKET
                                                              FACE         VALUE
                                                            AMOUNT      (NOTE 1)
--------------------------------------------------------------------------------
SECURITIES LENDING COLLATERAL 13.0%
Investment in Securities Lending Short Term
   Investment Portfolio held by
   U.S. Bank (Note 9)                                   $5,375,579   $ 5,375,579
                                                                     -----------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $5,375,579)                                                   5,375,579
                                                                     -----------
TOTAL INVESTMENTS 100%
   (Cost $38,538,447)                                                $41,416,217
                                                                     -----------

================================================================================

                                                                      UNREALIZED
                                                                           GAIN
                                                         CONTRACTS      (NOTE 1)
--------------------------------------------------------------------------------

FUTURES CONTRACTS PURCHASED
September 2004 Nasdaq 100 Index Mini Futures
   Contracts (Aggregate Market Value of
   Contracts $5,019,300)                                       165   $   130,653
                                                                     -----------

                                                             UNITS
                                                            ------
EQUITY INDEX SWAP AGREEMENT
June 2004 Nasdaq 100 Index Swap,
   Maturing 07/09/04***
   (Notional Value $48,552,224)                             32,456   $   754,844
                                                                     -----------

*    NON-INCOME PRODUCING SECURITIES.

** THE ISSUER IS A PUBLICLY TRADED COMPANY THAT OPERATES UNDER A CONGRESSIONAL CHARTER; ITS SECURITIES ARE NEITHER ISSUED NOR GUARANTEED BY THE U.S. GOVERNMENT.

***  PRICE RETURN BASED ON NASDAQ 100 INDEX +/- FINANCING AT A VARIABLE RATE.

+    ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT JUNE 30, 2004 - SEE NOTE 9.

(t)  ALL OR A PORTION OF THIS SECURITY IS HELD AS COLLATERAL AT JUNE 30, 2004.

ADR--AMERICAN DEPOSITORY RECEIPT.

See Notes to Financial Statements.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 23

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2004
--------------------------------------------------------------------------------
   MEDIUS FUND
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                             SHARES     (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 71.2%

FINANCIALS 13.3%
   BANKS 3.6%
   National Commerce Financial Corp.                         11,590   $  376,675
   Hibernia Corp. -- Class A                                 11,790      286,497
   Banknorth Group, Inc.                                      8,390      272,507
   Greater Bay Bancorp                                        7,690      222,241
   Colonial BancGroup, Inc.                                   8,090      146,995
   City National Corp.                                        2,000      131,400
   Wilmington Trust Corp.                                     2,300       85,606
   Commerce Bancorp/NJ, Inc.                                  1,000       55,010
   Bank Of Hawaii Corp.                                         400       18,088
   Mercantile Bankshares Corp.                                  300       14,046
   Associated Banc-Corp.                                        400       11,852
   Compass Bancshares, Inc.                                     200        8,600
                                                                      ----------
TOTAL BANKS                                                            1,629,517
                                                                      ----------
   INSURANCE 3.3%
   Everest Re Group Ltd.                                      3,890      312,600
   W.R. Berkley Corp.                                         5,390      231,501
   First American Corp.                                       7,390      191,327
   Horace Mann Educators Corp.                               10,886      190,287
   Stancorp Financial Group, Inc.                             2,200      147,400
   American Financial Group, Inc./OH                          4,790      146,430
   Arthur J. Gallagher & Co.+                                 4,790      145,856
   Allmerica Financial Corp.*                                 1,900       64,220
   Fidelity National Financial, Inc.                          1,300       48,542
   HCC Insurance Holdings, Inc.                                 600       20,046
                                                                      ----------
TOTAL INSURANCE                                                        1,498,209
                                                                      ----------
   THRIFTS & MORTGAGE FINANCE 2.7%
   New York Community Bancorp, Inc.                          15,580      305,835
   Independence Community Bank Corp.                          7,190      261,716
   Greenpoint Financial Corp.                                 6,290      249,713
   Webster Financial Corp.                                    4,490      211,120
   Astoria Financial Corp.                                    3,600      131,688
   PMI Group, Inc.+                                           1,000       43,520
   Radian Group, Inc.+                                          500       23,950
                                                                      ----------
TOTAL THRIFTS & MORTGAGE FINANCE                                       1,227,542
                                                                      ----------
   CAPITAL MARKETS 2.1%
   SEI Investments Co.                                        9,290      269,781
   Waddell & Reed Financial, Inc. -- Class A                 10,290      227,512
   A.G. Edwards, Inc.                                         6,590      224,258
   Investors Financial Services Corp.+                        4,490      195,674
   Legg Mason, Inc.+                                            400       36,404
                                                                      ----------
TOTAL CAPITAL MARKETS                                                    953,629
                                                                      ----------
   REAL ESTATE 1.4%
   Hospitality Properties Trust+                              5,990      253,377
   Rayonier, Inc.                                             5,390      239,586
   Liberty Property Trust                                     2,900      116,609
   Mack-Cali Realty Corp.                                       900       37,242
   New Plan Excel Realty Trust                                  200        4,672
                                                                      ----------
TOTAL REAL ESTATE                                                        651,486
                                                                      ----------
   CONSUMER FINANCE 0.2%
   AmeriCredit Corp.*                                         3,890       75,972
                                                                      ----------
TOTAL CONSUMER FINANCE                                                    75,972
                                                                      ----------
TOTAL FINANCIALS                                                       6,036,355
                                                                      ----------
CONSUMER DISCRETIONARY 13.3%
   SPECIALTY RETAIL 3.7%
   CarMax, Inc.*                                             10,490      229,416
   Pier 1 Imports, Inc.                                      12,380      219,002
   Williams-Sonoma, Inc.*+                                    6,190      204,023
   Payless Shoesource, Inc.*                                 12,880      192,041
   American Eagle Outfitters, Inc.*+                          5,790      167,389
   Pacific Sunwear of California, Inc.*+                      7,990      156,364
   AnnTaylor Stores Corp.*                                    4,790      138,814
   Chico's FAS, Inc.*+                                        3,000      135,480
   Rent-A-Center, Inc.*                                       2,300       68,839
   O'Reilly Automotive, Inc.*                                 1,500       67,800
   Regis Corp.                                                  900       40,131
   Petsmart, Inc.                                             1,200       38,940
                                                                      ----------
TOTAL SPECIALTY RETAIL                                                 1,658,239
                                                                      ----------
   HOUSEHOLD DURABLES 2.8%
   Lennar Corp. -- Class A+                                   5,390      241,041
   American Greetings Corp. -- Class A*+                      9,590      222,296
   Harman International Industries, Inc.                      2,300      209,300
   Furniture Brands International, Inc.+                      7,690      192,634
   Tupperware Corp.+                                          9,190      178,562
   Mohawk Industries, Inc.*                                   1,200       87,996
   Hovnanian Enterprises, Inc. -- Class A*                    2,000       69,420
   D.R. Horton, Inc.                                          2,000       56,800
                                                                      ----------
TOTAL HOUSEHOLD DURABLES                                               1,258,049
                                                                      ----------
   HOTELS RESTAURANTS & LEISURE 2.3%
   Applebee's International, Inc.                             9,690      223,064
   GTECH Holdings Corp.                                       3,990      184,777
   Bob Evans Farms, Inc.                                      6,690      183,172
   Caesars Entertainment, Inc.*                               8,590      128,850
   Outback Steakhouse, Inc.+                                  2,900      119,944
   Ruby Tuesday, Inc.                                         4,290      117,760
   Cheesecake Factory, Inc.*                                  1,200       47,748
   Krispy Kreme Doughnuts, Inc.*+                             2,300       43,907
                                                                      ----------
TOTAL HOTELS RESTAURANTS & LEISURE                                     1,049,222
                                                                      ----------

                                              See Notes to Financial Statements.


24 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2004
--------------------------------------------------------------------------------
   MEDIUS FUND
--------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                             SHARES     (NOTE 1)
--------------------------------------------------------------------------------
   MEDIA 2.1%
   Washington Post Co. -- Class B                               300   $  279,003
   Belo Corp. -- Class A                                      9,990      268,231
   Westwood One, Inc.*                                       10,390      247,282
   Harte-Hanks, Inc.                                          3,890       94,955
   Entercom Communications Corp.*                             1,000       37,300
   Catalina Marketing Corp.*                                  2,000       36,580
                                                                      ----------
TOTAL MEDIA                                                              963,351
                                                                      ----------
   AUTO COMPONENTS 1.1%
   Lear Corp.+                                                3,790      223,572
   Modine Manufacturing Co.                                   4,990      158,932
   BorgWarner, Inc.                                           2,600      113,802
   Gentex Corp.                                                 300       11,904
   ArvinMeritor, Inc.                                           400        7,828
                                                                      ----------
TOTAL AUTO COMPONENTS                                                    516,038
                                                                      ----------
   TEXTILES & APPAREL 0.8%
   Coach, Inc.*                                               7,890      356,549
                                                                      ----------
TOTAL TEXTILES & APPAREL                                                 356,549
                                                                      ----------
   MULTILINE RETAIL 0.5%
   Saks, Inc.*                                                7,090      106,350
   99 Cents Only Stores*                                      6,490       98,973
                                                                      ----------
TOTAL MULTILINE RETAIL                                                   205,323
                                                                      ----------
TOTAL CONSUMER DISCRETIONARY                                           6,006,771
                                                                      ----------
INFORMATION TECHNOLOGY 11.2%
   SOFTWARE 2.8%
   Fair Isaac Corp.+                                          6,590      219,974
   Synopsys, Inc.*                                            7,490      212,941
   Advent Software, Inc.*                                    10,290      185,940
   Network Associates, Inc.*                                  6,890      124,916
   Sybase, Inc.*+                                             6,890      124,020
   Activision, Inc.*                                          7,590      120,681
   Cadence Design Systems, Inc.*                              5,790       84,708
   Wind River Systems, Inc.*                                  5,790       68,090
   Transaction Systems Architects, Inc. -- Class A*           2,800       60,284
   Macromedia, Inc.*                                          2,000       49,100
   Mentor Graphics Corp.*                                     1,800       27,846
                                                                      ----------
TOTAL SOFTWARE                                                         1,278,500
                                                                      ----------
   SEMICONDUCTOR EQUIPMENT & PRODUCTS 2.7%
   Atmel Corp.*                                              29,560      174,995
   Integrated Device Technology, Inc.*                       12,480      172,723
   Cypress Semiconductor Corp.*+                             10,790      153,110
   Semtech Corp.*                                             5,290      124,527
   Lattice Semiconductor Corp.*                              17,380      121,834
   Credence Systems Corp.*+                                   8,290      114,402
   RF Micro Devices, Inc.*+                                  13,680      102,600
   TriQuint Semiconductor, Inc.*                             14,780       80,699
   Microchip Technology, Inc.                                 2,300       72,542
   Cree, Inc.*+                                               2,500       58,200
   Lam Research Corp.*                                        2,100       56,280
                                                                      ----------
TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS                               1,231,912
                                                                      ----------
   ELECTRONIC EQUIPMENT & INSTRUMENTS 1.6%
   CDW Corp.+                                                 3,500      223,160
   Vishay Intertechnology, Inc.*+                             8,990      167,034
   Varian, Inc.*                                              3,890      163,963
   National Instruments Corp.+                                4,690      143,749
   Avnet, Inc.*                                                 500       11,350
                                                                      ----------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                 709,256
                                                                      ----------
   IT CONSULTING & SERVICES 1.4%
   Acxiom Corp.+                                              9,490      235,637
   CheckFree Corp.*+                                          6,290      188,700
   Alliance Data Systems Corp.*                               2,600      109,850
   DST Systems, Inc.*+                                        1,900       91,371
   Cognizant Technology Solutions Corp.*+                     1,300       33,033
                                                                      ----------
TOTAL IT CONSULTING & SERVICES                                           658,591
                                                                      ----------
   COMMUNICATIONS EQUIPMENT 1.3%
   Harris Corp.                                               2,900      147,175
   Plantronics, Inc.*                                         3,490      146,929
   Avocent Corp.*                                             3,200      117,568
   Polycom, Inc.*                                             4,990      111,826
   ADTRAN, Inc.                                               1,900       63,403
                                                                      ----------
TOTAL COMMUNICATIONS EQUIPMENT                                           586,901
                                                                      ----------
   COMPUTERS & PERIPHERALS 1.0%
   Storage Technology Corp.*+                                 9,290      269,410
   Sandisk Corp.*+                                            7,890      171,134
                                                                      ----------
TOTAL COMPUTERS & PERIPHERALS                                            440,544
                                                                      ----------
   OFFICE ELECTRONICS 0.4%
   Zebra Technologies Corp. -- Class A*                       2,000      174,000
                                                                      ----------
TOTAL OFFICE ELECTRONICS                                                 174,000
                                                                      ----------
TOTAL INFORMATION TECHNOLOGY                                           5,079,704
                                                                      ----------
INDUSTRIALS 9.2%
   COMMERCIAL SERVICES & SUPPLIES 3.1%
   Dun & Bradstreet Corp.*+                                   4,890      263,620
   Education Management Corp.*                                7,390      242,835
   Republic Services, Inc.                                    7,290      210,973
   Career Education Corp.*+                                   4,490      204,564
   Laureate Education, Inc.*                                  4,490      171,698
   Brink's Co.                                                2,800       95,900
   ITT Educational Services, Inc.*                            2,000       76,040

See Notes to Financial Statements.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 25

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2004
--------------------------------------------------------------------------------
   MEDIUS FUND
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                             SHARES     (NOTE 1)
--------------------------------------------------------------------------------
   HNI Corp.                                                  1,400   $   59,262
   Copart, Inc.*                                              1,300       34,710
   Rollins, Inc.                                              1,500       34,515
   Corinthian Colleges, Inc.*+                                1,300       32,162
   DeVry, Inc.*                                                 100        2,742
                                                                      ----------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                   1,429,021
                                                                      ----------
   MACHINERY 1.5%
   Kennametal, Inc.                                           4,490      205,642
   Pentair, Inc.                                              4,590      154,408
   Tecumseh Products Co. -- Class A                           3,500      144,165
   Harsco Corp.                                               2,400      112,800
   AGCO Corp.*                                                1,500       30,555
   Donaldson Co., Inc.                                          500       14,650
                                                                      ----------
TOTAL MACHINERY                                                          662,220
                                                                      ----------
   INDUSTRIAL CONGLOMERATES 1.2%
   ALLETE, Inc.+                                              7,490      249,417
   Teleflex, Inc.                                             3,200      160,480
   Carlisle Cos., Inc.                                        2,100      130,725
                                                                      ----------
TOTAL INDUSTRIAL CONGLOMERATES                                           540,622
                                                                      ----------
   AEROSPACE & DEFENSE 0.7%
   L-3 Communications Holdings, Inc.                          4,290      286,572
   Precision Castparts Corp.                                    400       21,876
                                                                      ----------
TOTAL AEROSPACE & DEFENSE                                                308,448
                                                                      ----------
   AIRLINES 0.6%
   Alaska Air Group, Inc.*                                    4,890      116,724
   JetBlue Airways Corp.*                                     3,500      102,830
   AirTran Holdings, Inc.*                                    2,700       38,178
                                                                      ----------
TOTAL AIRLINES                                                           257,732
                                                                      ----------
   AIR FREIGHT & COURIERS 0.5%
   J.B. Hunt Transport Services, Inc.                         4,390      169,366
   CNF, Inc.                                                  1,500       62,340
                                                                      ----------
TOTAL AIR FREIGHT & COURIERS                                             231,706
                                                                      ----------
   MARINE 0.5%
   Alexander & Baldwin, Inc.                                  6,390      213,746
                                                                      ----------
TOTAL MARINE                                                             213,746
                                                                      ----------
   ELECTRICAL EQUIPMENT 0.4%
   AMETEK, Inc.+                                              3,400      105,060
   Hubbell, Inc. -- Class B                                   1,600       74,736
                                                                      ----------
TOTAL ELECTRICAL EQUIPMENT                                               179,796
                                                                      ----------
   TRADING COMPANIES & DISTRIBUTORS 0.3%
   Fastenal Co.+                                              2,400      136,392
                                                                      ----------
TOTAL TRADING COMPANIES & DISTRIBUTORS                                   136,392
                                                                      ----------
   CONSTRUCTION & ENGINEERING 0.3%
   Dycom Industries, Inc.*+                                   4,190      117,320
                                                                      ----------
TOTAL CONSTRUCTION & ENGINEERING                                         117,320
                                                                      ----------
   ROAD & RAIL 0.1%
   Werner Enterprises, Inc.                                   3,400       71,740
                                                                      ----------
TOTAL ROAD & RAIL                                                         71,740
                                                                      ----------
TOTAL INDUSTRIALS                                                      4,148,743
                                                                      ----------
HEALTH CARE 7.4%
   HEALTH CARE PROVIDERS & SERVICES 3.3%
   Renal Care Group, Inc.*                                    7,390      244,831
   Community Health Systems, Inc.*                            8,590      229,954
   Lincare Holdings, Inc.*+                                   6,990      229,692
   LifePoint Hospitals, Inc.*                                 3,400      126,548
   Omnicare, Inc.                                             2,900      124,149
   Coventry Health Care, Inc.*+                               2,500      122,250
   Oxford Health Plans, Inc.                                  2,000      110,080
   Henry Schein, Inc.*+                                       1,400       88,396
   Pacificare Health Systems, Inc.*                           2,000       77,320
   Triad Hospitals, Inc.*                                     1,800       67,014
   Covance, Inc.*                                             1,700       65,586
   First Health Group Corp.*                                  1,600       24,976
                                                                      ----------
TOTAL HEALTH CARE PROVIDERS & SERVICES                                 1,510,796
                                                                      ----------
   HEALTH CARE EQUIPMENT & SUPPLIES 2.3%
   Varian Medical Systems, Inc.*                              3,400      269,790
   Patterson Cos., Inc.*+                                     2,000      152,980
   VISX, Inc.*                                                5,690      152,037
   DENTSPLY International, Inc.+                              2,500      130,250
   Apogent Technologies, Inc.*                                3,700      118,400
   Beckman Coulter, Inc.                                      1,900      115,900
   Inamed Corp.*                                              1,100       69,135
   Hillenbrand Industries, Inc.                                 300       18,135
                                                                      ----------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                 1,026,627
                                                                      ----------
   PHARMACEUTICALS 0.9%
   Perrigo Co.                                                6,490      123,115
   Par Pharmaceutical Cos., Inc.*+                            3,400      119,714
   Sepracor, Inc.*                                            1,800       95,220
   IVAX Corp.*+                                               2,800       67,172
                                                                      ----------
TOTAL PHARMACEUTICALS                                                    405,221
                                                                      ----------
   BIOTECHNOLOGY 0.9%
   Cephalon, Inc.*                                            3,800      205,200
   Millennium Pharmaceuticals, Inc.*                         11,590      159,942
   Vertex Pharmaceuticals, Inc.*                              3,600       39,024
                                                                      ----------
TOTAL BIOTECHNOLOGY                                                      404,166
                                                                      ----------
TOTAL HEALTH CARE                                                      3,346,810
                                                                      ----------

                                              See Notes to Financial Statements.


26 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2004
--------------------------------------------------------------------------------
   MEDIUS FUND
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                            SHARES      (NOTE 1)
--------------------------------------------------------------------------------

ENERGY 5.1%
   ENERGY EQUIPMENT & SERVICES 2.8%
   Weatherford International Ltd.*                           7,290   $   327,904
   Smith International, Inc.*+                               5,790       322,850
   Patterson-UTI Energy, Inc.                                7,690       256,923
   Hanover Compressor Co.*                                  12,190       145,061
   ENSCO International, Inc.                                 4,100       119,310
   Helmerich & Payne, Inc.                                   3,500        91,525
                                                                     -----------
TOTAL ENERGY EQUIPMENT & SERVICES                                      1,263,573
                                                                     -----------
   OIL & GAS 2.3%
   Noble Energy, Inc.                                        4,990       254,490
   Newfield Exploration Co.*                                 4,290       239,125
   Pogo Producing Co.                                        4,190       206,986
   XTO Energy, Inc.+                                         4,190       124,820
   Overseas Shipholding Group, Inc.                          2,200        97,086
   Murphy Oil Corp.                                            700        51,590
   Plains Exploration & Production Co.*                      2,700        49,545
   Pioneer Natural Resources Co.+                              700        24,556
                                                                     -----------
TOTAL OIL & GAS                                                        1,048,198
                                                                     -----------
TOTAL ENERGY                                                           2,311,771
                                                                     -----------
UTILITIES 4.6%
   ELECTRIC UTILITIES 3.6%
   Pepco Holdings, Inc.+                                    14,380       262,866
   OGE Energy Corp.+                                         9,290       236,616
   WPS Resources Corp.                                       4,490       208,112
   PNM Resources, Inc.+                                      9,990       207,492
   Alliant Energy Corp.                                      7,890       205,771
   Puget Energy, Inc.                                        9,290       203,544
   Idacorp, Inc.                                             7,390       199,530
   Westar Energy, Inc.                                       5,590       111,297
                                                                     -----------
TOTAL ELECTRIC UTILITIES                                               1,635,228
                                                                     -----------
   MULTI-UTILITIES 0.8%
   National Fuel Gas Co.                                     9,190       229,750
   Oneok, Inc.+                                              5,690       125,123
                                                                     -----------
TOTAL MULTI-UTILITIES                                                    354,873
                                                                     -----------
   WATER UTILITIES 0.2%
   Aqua America, Inc.                                        4,690        94,035
                                                                     -----------
TOTAL WATER UTILITIES                                                     94,035
                                                                     -----------
TOTAL UTILITIES                                                        2,084,136
                                                                     -----------
CONSUMER STAPLES 3.5%
   FOOD PRODUCTS 2.1%
   Hormel Foods Corp.                                        9,490       295,139
   Tyson Foods, Inc. -- Class A                             13,080       274,026
   Smithfield Foods, Inc.*                                   9,190       270,186
   J.M. Smucker Co.                                          1,800        82,638
   Dean Foods Co.*                                             700        26,117
                                                                     -----------
TOTAL FOOD PRODUCTS                                                      948,106
                                                                     -----------
   FOOD & DRUG RETAILING 0.6%
   Whole Foods Market, Inc.+                                 1,600       152,720
   Ruddick Corp.                                             5,590       125,495
                                                                     -----------
TOTAL FOOD & DRUG RETAILING                                              278,215
                                                                     -----------
   BEVERAGES 0.4%
   PepsiAmericas, Inc.                                       6,390       135,724
   Constellation Brands, Inc. -- Class A*                    1,100        40,843
                                                                     -----------
TOTAL BEVERAGES                                                          176,567
                                                                     -----------
   HOUSEHOLD PRODUCTS 0.4%
   Energizer Holdings, Inc.*                                 3,900       175,500
                                                                     -----------
TOTAL HOUSEHOLD PRODUCTS                                                 175,500
                                                                     -----------
   TOBACCO 0.0%
   Universal Corp./Richmond VA                                 400        20,376
                                                                     -----------
TOTAL TOBACCO                                                             20,376
                                                                     -----------
TOTAL CONSUMER STAPLES                                                 1,598,764
                                                                     -----------
MATERIALS 3.2%
   CHEMICALS 2.5%
   Valspar Corp.                                             4,890       246,652
   Scotts Co. -- Class A*                                    2,700       172,476
   RPM International, Inc.                                  10,890       165,528
   Lubrizol Corp.                                            3,900       142,818
   Albemarle Corp.                                           3,790       119,953
   Airgas, Inc.                                              3,900        93,249
   FMC Corp.*                                                1,300        56,043
   Lyondell Chemical Co.                                     3,000        52,170
   Cabot Corp.                                                 800        32,560
   Minerals Technologies, Inc.                                 400        23,200
   Ferro Corp.                                                 300         8,004
                                                                     -----------
TOTAL CHEMICALS                                                        1,112,653
                                                                     -----------
   CONTAINERS & PACKAGING 0.5%
   Sonoco Products Co.+                                      9,490       241,995
                                                                     -----------
TOTAL CONTAINERS & PACKAGING                                             241,995
                                                                     -----------
   PAPER & FOREST PRODUCTS 0.2%
   Potlatch Corp.                                            2,500       104,100
                                                                     -----------
TOTAL PAPER & FOREST PRODUCTS                                            104,100
                                                                     -----------
TOTAL MATERIALS                                                        1,458,748
                                                                     -----------
TELECOMMUNICATION SERVICES 0.4%
   WIRELESS TELECOMMUNICATION SERVICES 0.4%
   Telephone & Data Systems, Inc.                            2,800       199,360
                                                                     -----------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                                199,360
                                                                     -----------
TOTAL TELECOMMUNICATION SERVICES                                         199,360
                                                                     -----------
TOTAL COMMON STOCKS
   (Cost $30,975,139)                                                 32,271,162
                                                                     -----------

See Notes to Financial Statements.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 27

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)                    June 30, 2004
--------------------------------------------------------------------------------
   MEDIUS FUND
--------------------------------------------------------------------------------

                                                                          MARKET
                                                              FACE         VALUE
                                                            AMOUNT      (NOTE 1)
--------------------------------------------------------------------------------

FEDERAL AGENCY DISCOUNT NOTES 6.6%
Fannie Mae**
   1.13% due 07/16/04                                  $ 2,000,000   $ 1,999,059
Freddie Mac**
   1.12% due 07/07/04                                    1,000,000       999,813
                                                                     -----------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
   (Cost $2,998,872)                                                   2,998,872
                                                                     -----------
REPURCHASE AGREEMENTS 12.9%
Repurchase Agreement (Note 5)
   1.43% due 07/01/04                                    1,425,581     1,425,581
   1.23% due 07/01/04                                    1,461,221     1,461,221
   1.18% due 07/01/04                                    1,479,041     1,479,041
   1.00% due 07/01/04                                    1,475,192     1,475,192
                                                                     -----------
TOTAL REPURCHASE AGREEMENTS
   (Cost $5,841,035)                                                   5,841,035
                                                                     -----------
SECURITIES LENDING COLLATERAL 9.3%
Investment in Securities Lending Short Term
   Investment Portfolio held by
   U.S. Bank (Note 9)                                    4,213,341     4,213,341
                                                                     -----------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $4,213,341)                                                   4,213,341
                                                                     -----------
TOTAL INVESTMENTS 100%
   (Cost $44,028,387)                                                $45,324,410
                                                                     ===========

================================================================================

                                                                      UNREALIZED
                                                                            GAIN
                                                         CONTRACTS      (NOTE 1)
--------------------------------------------------------------------------------

FUTURES CONTRACTS PURCHASED
September 2004 S&P Mid Cap 400 Index
   Futures Contracts
   (Aggregate Market Value of
   Contracts $21,870,000)                                       72   $   309,418
                                                                     ===========

                                                             UNITS
                                                             -----
EQUITY INDEX SWAP AGREEMENT
August 2004 S&P Mid Cap 400 Index Swap,
   Maturing 08/18/04***
   (Notional Value $22,066,673)                             36,312   $   335,398
                                                                     ===========

*    NON-INCOME PRODUCING SECURITIES.

** THE ISSUER IS A PUBLICLY TRADED COMPANY THAT OPERATES UNDER A CONGRESSIONAL CHARTER; ITS SECURITIES ARE NEITHER ISSUED NOR GUARANTEED BY THE
     U.S. GOVERNMENT.

***  PRICE RETURN BASED ON S&P MID CAP 400 INDEX +/- FINANCING AT A VARIABLE
     RATE.

+    ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT JUNE 30, 2004 - SEE NOTE 9.

                                              See Notes to Financial Statements.


28 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2004
--------------------------------------------------------------------------------
   INVERSE MID-CAP FUND
--------------------------------------------------------------------------------

                                                                          MARKET
                                                               FACE        VALUE
                                                             AMOUNT     (NOTE 1)
--------------------------------------------------------------------------------

FEDERAL AGENCY DISCOUNT NOTES 61.0%
Fannie Mae*
   1.16% due 07/07/04                                      $300,000   $  299,942
Federal Home Loan Bank*
   1.20% due 07/02/04                                       300,000      299,990
Freddie Mac*
   1.20% due 07/20/04                                       300,000      299,810
                                                                      ----------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
   (Cost $899,742)                                                       899,742
                                                                      ----------
REPURCHASE AGREEMENTS 39.0%
Repurchase Agreement (Note 5)
   1.43% due 07/01/04                                       140,651      140,651
   1.23% due 07/01/04                                       144,167      144,167
   1.18% due 07/01/04                                       145,926      145,926
   1.00% due 07/01/04                                       145,546      145,546
                                                                      ----------
TOTAL REPURCHASE AGREEMENTS
   (Cost $576,290)                                                       576,290
                                                                      ----------
TOTAL INVESTMENTS 100%
   (Cost $1,476,032)                                                  $1,476,032
                                                                      ==========

================================================================================

                                                                     UNREALIZED
                                                                           LOSS
                                                         CONTRACTS     (NOTE 1)
--------------------------------------------------------------------------------

FUTURES CONTRACTS SOLD SHORT
September 2004 S&P MidCap 400 Index
   Futures Contracts
   (Aggregate Market Value of
   Contracts $911,250)                                           3    $ (19,287)
                                                                      =========

                                                             UNITS
                                                             -----
EQUITY INDEX SWAP AGREEMENT
September 2004 S&P MidCap 400 Index
   Swap, Maturing 09/17/04**
   (Notional Value $607,093)                                   999    $  (7,159)
                                                                      ---------

* THE ISSUER IS A PUBLICLY TRADED COMPANY THAT OPERATES UNDER A CONGRESSIONAL CHARTER; ITS SECURITIES ARE NEITHER ISSUED NOR GUARANTEED BY THE U.S. GOVERNMENT.

**   PRICE RETURN BASED ON S&P MID CAP 400 INDEX +/- FINANCING AT A VARIABLE
     RATE.

See Notes to Financial Statements.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 29

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2004
--------------------------------------------------------------------------------
   MEKROS FUND
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                             SHARES     (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 44.4%

FINANCIALS 9.7%
   BANKS 3.4%
   Chittenden Corp.                                           9,500   $  333,925
   Umpqua Holding Corp.+                                     14,197      297,995
   Provident Bankshares Corp.                                 9,298      268,154
   Susquehanna Bancshares, Inc.+                             10,104      254,217
   Southwest Bancorp of Texas, Inc.                           4,503      198,672
   Irwin Financial Corp.                                      7,000      184,800
   TrustCo Bank Corp. NY                                     12,498      163,724
   Hanmi Financial Corp.                                      5,303      156,438
   First Republic Bank                                        3,603      155,217
   International Bancshares Corp.                             3,204      129,922
   Gold Banc Corp., Inc.                                      5,997       92,953
   Independent Bank Corp./MI                                  3,500       88,900
   Wintrust Financial Corp.                                   1,703       86,019
   Community Bank System, Inc.                                3,699       84,300
   Prosperity Bancshares, Inc.                                3,400       82,790
   UMB Financial Corp.                                        1,598       82,489
   BSB Bancorp, Inc.                                          2,200       78,210
   Greater Bay Bancorp+                                       2,600       75,140
   Pacific Capital Bancorp                                    2,603       73,232
   Park National Corp.                                          540       68,963
   Trustmark Corp.                                            2,350       67,962
   BancorpSouth, Inc.                                         3,000       67,590
   Westamerica Bancorporation                                 1,260       66,087
   Old National Bancorp/IN                                    2,640       65,551
   First Midwest Bancorp, Inc./IL                             1,860       65,491
   First Bancorp Puerto Rico                                  1,590       64,792
   East-West Bancorp, Inc.                                    2,100       64,470
   PrivateBancorp, Inc.                                       2,200       60,412
   Oriental Financial Group                                   2,100       56,847
   United Bankshares, Inc.                                    1,720       55,900
   Citizens Banking Corp./MI                                  1,396       43,346
   FNB Corp.                                                  1,830       37,332
   First National Bankshares of Florida, Inc.                 1,880       35,626
   MB Financial Corp.                                           700       25,767
   Signature Bank/New York, NY*                               1,060       25,186
   Boston Private Financial Holdings, Inc.                    1,000       23,160
   Univest Corp. of Pennsylvania                                350       17,850
   Texas Capital Bancshares, Inc.*                            1,010       16,766
   Wilshire State Bank/CA*                                      540       13,241
   Smithtown Bancorp, Inc.                                      220        8,950
                                                                      ----------
TOTAL BANKS                                                            3,838,386
                                                                      ----------
   REAL ESTATE 3.0%
   AMLI Residential Properties Trust                          9,904      290,583
   Lexington Corporate Properties Trust                      13,705      272,867
   Anthracite Capital, Inc.                                  22,303      267,190
   Parkway Properties, Inc./MD                                5,997      266,567
   MFA Mortgage Investments, Inc.                            28,999      258,091
   Equity One, Inc.                                          14,203      256,790
   Sun Communities, Inc.                                      6,496      244,574
   Anworth Mortgage Asset Corp.                              19,601      232,860
   Jones Lang LaSalle, Inc.*                                  5,703      154,551
   American Home Mortgage Investment Corp.                    5,000      129,650
   Home Properties, Inc.                                      2,403       93,669
   Nationwide Health Properties, Inc.                         4,598       86,902
   Novastar Financial, Inc.+                                  2,000       75,920
   Realty Income Corp.                                        1,550       64,681
   CarrAmerica Realty Corp.                                   2,120       64,088
   Healthcare Realty Trust, Inc.                              1,680       62,966
   Cousins Properties, Inc.                                   1,910       62,935
   American Financial Realty Trust                            4,290       61,304
   Omega Healthcare Investors, Inc.+                          5,400       54,216
   Redwood Trust, Inc.+                                         900       50,112
   Newcastle Investment Corp.                                 1,600       47,920
   LNR Property Corp.                                           790       42,858
   Maguire Properties, Inc.                                   1,680       41,614
   Levitt Corp. -- Class A*                                   1,100       28,336
   PS Business Parks, Inc.                                      700       28,168
   Atlantic Richfield Co.*                                    1,660       27,556
   Impac Mortgage Holdings, Inc.                              1,200       27,024
   Luminent Mortgage Capital, Inc.                            1,440       17,280
   Highland Hospitality Corp.*                                1,560       15,678
   Bluegreen Corp.*                                             990       13,662
   Arbor Realty Trust, Inc.                                     620       12,369
   Capital Lease Funding, Inc.*                               1,090       11,336
   Capstead Mortgage Corp.+                                     805       10,827
   Senior Housing Properties Trust                              600       10,074
                                                                      ----------
TOTAL REAL ESTATE                                                      3,385,218
                                                                      ----------
   THRIFTS & MORTGAGE FINANCE 1.5%
   New Century Financial Corp.                                4,898      229,324
   Dime Community Bancshares                                 12,601      220,266
   Federal Agricultural Mortgage Corp.*                       8,897      212,905
   Flagstar Bancorp, Inc.                                     9,901      196,832
   MAF Bancorp, Inc.                                          4,005      170,933
   Saxon Capital, Inc.*                                       5,300      120,999
   NetBank, Inc.                                              7,600       83,068

                                              See Notes to Financial Statements.


30 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2004
--------------------------------------------------------------------------------
   MEKROS FUND
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                            SHARES      (NOTE 1)
--------------------------------------------------------------------------------

   Ocwen Financial Corp.*                                    5,899   $    71,024
   Corus Bankshares, Inc.                                    1,604        65,941
   BankAtlantic Bancorp, Inc. -- Class A                     3,501        64,594
   Downey Financial Corp.                                    1,100        58,575
   Sterling Financial Corp./WA*                              1,797        57,270
   Brookline Bancorp, Inc.+                                  3,300        48,411
   Seacoast Financial Services Corp.                           800        27,680
   R&G Financial Corp. -- Class B                              800        26,448
   Commercial Federal Corp.                                    900        24,390
   KNBT Bancorp, Inc.                                        1,200        20,040
   Commercial Capital Bancorp, Inc.*                         1,000        17,370
   Clifton Savings Bancorp, Inc.                             1,220        14,408
   Franklin Bank Corp./Houston, TX*                            840        13,289
                                                                     -----------
TOTAL THRIFTS & MORTGAGE FINANCE                                       1,743,767
                                                                     -----------
   INSURANCE 1.2%
   Zenith National Insurance Corp.                           6,897       335,194
   Selective Insurance Group, Inc.                           7,799       311,024
   UICI*                                                     9,803       233,409
   Phoenix Cos., Inc.+                                       8,000        98,000
   Infinity Property & Casualty Corp.                        2,701        89,133
   MONY Group, Inc.*                                         1,970        61,661
   Triad Guaranty, Inc.*                                     1,000        58,200
   Philadelphia Consolidated Holding Co.*                      800        48,056
   Direct General Corp.                                        880        28,389
   Argonaut Group, Inc.*                                     1,300        23,959
   Broadwing, Inc.*                                          1,210        22,010
   American Equity Investment Life Holding Co.*              1,370        13,632
   First Acceptance Corp.*                                   1,820        12,740
   FPIC Insurance Group, Inc.*                                 400         9,876
                                                                     -----------
TOTAL INSURANCE                                                        1,345,283
                                                                     -----------
   CAPITAL MARKETS 0.4%
   MCG Capital Corp.                                        12,598       193,757
   National Financial Partners Corp.                         1,310        46,204
   Knight Trading Group, Inc.*                               3,800        38,076
   Piper Jaffray Cos., Inc.*                                   790        35,732
   Apollo Investment Corp.*                                  2,490        34,287
   Greenhill & Co., Inc.*                                    1,190        24,883
   LaBranche & Co., Inc.                                     2,440        20,545
   Capital Southwest Corp.                                     150        11,854
                                                                     -----------
TOTAL CAPITAL MARKETS                                                    405,338
                                                                     -----------
   CONSUMER FINANCE 0.1%
   Cash America International, Inc.                          2,900        66,700
   Nelnet, Inc. -- Class A*                                  1,550        27,512
   First Cash Financial Services, Inc.*                        650        13,832
   ACE Cash Express, Inc.*                                     520        13,359
   Education Lending Group, Inc.*                              660        11,715
   Asta Funding, Inc.                                          540         9,396
                                                                     -----------
TOTAL CONSUMER FINANCE                                                   142,514
                                                                     -----------
   DIVERSIFIED FINANCIALS 0.1%
   Financial Federal Corp.*                                  1,296        45,697
   eSpeed, Inc. -- Class A*                                  1,800        31,770
   GATX Corp.+                                               1,100        29,920
   Encore Capital Group, Inc.*                                 880        11,625
                                                                     -----------
TOTAL DIVERSIFIED FINANCIALS                                             119,012
                                                                     -----------
TOTAL FINANCIALS                                                      10,979,518
                                                                     -----------
INFORMATION TECHNOLOGY 8.3%
   ELECTRONIC EQUIPMENT & INSTRUMENTS 1.7%
   Coherent, Inc.*                                          11,105       331,484
   Trimble Navigation Ltd.*                                  6,700       186,193
   Rogers Corp.*                                             2,300       160,770
   Anixter International, Inc.*+                             4,498       153,067
   Standard Microsystems Corp.*                              4,803       112,006
   Checkpoint Systems, Inc.*                                 5,101        91,461
   Cognex Corp.                                              2,300        88,504
   Photon Dynamics, Inc.*                                    2,300        80,661
   CTS Corp.                                                 6,105        73,626
   MTS Systems Corp.                                         3,100        72,695
   Littelfuse, Inc.*                                         1,500        63,615
   Global Imaging Systems, Inc.*                             1,500        54,990
   Paxar Corp.*                                              2,600        50,752
   Keithley Instruments, Inc.                                2,205        48,841
   Taser International, Inc.*                                  990        42,897
   Kulicke & Soffa Industries, Inc.*                         3,900        42,744
   TTM Technologies, Inc.*                                   3,300        39,105
   Veeco Instruments, Inc.*                                  1,500        38,715
   Benchmark Electronics, Inc.*                                905        26,335
   Dionex Corp.*                                               405        22,344
   Radisys Corp.*+                                           1,200        22,284
   Integrated Silicon Solution, Inc.*                        1,600        19,536
   Digital Theater Systems, Inc.*                              670        17,520
   SYNNEX Corp.*                                             1,050        16,485
   Metrologic Instruments, Inc.*                               800        15,952
   Faro Technologies, Inc.*                                    540        13,862
   RAE Systems, Inc.*                                        2,380        12,852
   Viisage Technology, Inc.*                                 1,460        12,731
   Measurement Specialties, Inc.*                              540        11,664
   Staktek Holdings, Inc.*                                   2,190        11,498
   INTAC International*                                        930        11,430
   Brightpoint, Inc.*                                          780        10,725
   DDi Corp.*                                                1,010         8,312
                                                                     -----------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                               1,965,656
                                                                     -----------

See Notes to Financial Statements.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 31

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2004
--------------------------------------------------------------------------------
   MEKROS FUND
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                             SHARES     (NOTE 1)
--------------------------------------------------------------------------------

   SOFTWARE 1.6%
   THQ, Inc.*                                                14,297   $  327,401
   EPIQ Systems, Inc.*+                                      13,297      192,806
   Take-Two Interactive Software, Inc.*                       4,899      150,105
   Digimarc Corp.*                                            9,896      132,112
   Macrovision Corp.*                                         4,000      100,120
   Filenet Corp.*                                             2,903       91,648
   Micros Systems, Inc.*                                      1,700       81,549
   Aspen Technology, Inc.*+                                  10,903       79,156
   Magma Design Automation, Inc.*                             3,400       65,382
   Factset Research Systems, Inc.                             1,260       59,560
   Quest Software, Inc.*                                      4,500       58,050
   Ansys, Inc.*                                               1,200       56,400
   RSA Security, Inc.*                                        2,400       49,128
   Epicor Software Corp.*                                     3,200       44,960
   Altiris, Inc.*                                             1,400       38,654
   Sonic Solutions, Inc.*                                     1,700       36,125
   Wind River Systems, Inc.*                                  2,900       34,104
   Transaction Systems Architects, Inc. -- Class A*           1,504       32,381
   Concur Technologies, Inc.*                                 2,596       27,777
   InterVoice, Inc.*                                          2,200       25,234
   MicroStrategy, Inc. -- Class A*                              500       21,350
   Kronos, Inc./MA*                                             500       20,600
   Open Solutions, Inc.*                                        710       17,736
   SS&C Technologies Co.                                        800       14,960
   Authentidate Holding Corp.*                                1,330       14,537
   Witness Systems, Inc.*                                       950       11,543
   PLATO Learning, Inc.*                                        920        9,117
   MapInfo Corp.*                                               850        9,010
   Opnet Technologies, Inc.*                                    600        7,860
   Secure Computing Corp.*                                      500        5,825
   Portal Software, Inc.*                                     1,500        5,445
                                                                      ----------
TOTAL SOFTWARE                                                         1,820,635
                                                                      ----------
   SEMICONDUCTOR EQUIPMENT & PRODUCTS 1.5%
   ESS Technologies, Inc.*                                   14,204      152,125
   ChipPAC, Inc.*                                            16,199      101,568
   RF Micro Devices, Inc.*                                   12,600       94,500
   Asyst Technologies, Inc.*+                                 9,100       94,094
   FEI Co.*+                                                  3,700       88,467
   Micrel, Inc.*                                              6,600       80,190
   Skyworks Solutions, Inc.*+                                 7,700       67,221
   Microsemi Corp.*                                           4,604       65,423
   Silicon Image, Inc.*                                       4,600       60,398
   Integrated Device Technology, Inc.*                        4,230       58,543
   AMIS Holdings, Inc.*                                       3,340       56,513
   OmniVision Technologies, Inc.*                             3,500       55,825
   Actel Corp.*                                               3,000       55,500
   Axcelis Technologies, Inc.*                                4,300       53,492
   Vitesse Semiconductor Corp.*                               8,800       42,944
   Sigmatel, Inc.*                                            1,420       41,265
   Pixelworks, Inc.*                                          2,600       39,832
   Photronics, Inc.*                                          2,100       39,774
   Kopin Corp.*                                               7,400       37,814
   TriQuint Semiconductor, Inc.*                              6,198       33,841
   LTX Corp.*                                                 3,100       33,511
   Formfactor, Inc.*                                          1,470       33,002
   Helix Technology Corp.                                     1,400       29,862
   Tessera Technologies, Inc.*                                1,590       28,652
   ON Semiconductor Corp.*                                    5,500       27,610
   Mindspeed Technologies, Inc.*                              4,804       23,828
   Diodes, Inc.*                                              1,000       23,690
   Atheros Communications, Inc.*                              1,880       19,815
   Ultratech, Inc.*                                           1,200       19,536
   Cymer, Inc.*                                                 500       18,720
   PLX Technology, Inc.*                                        950       16,397
   Xicor, Inc.*                                                 900       13,617
   ADE Corp.*                                                   530       11,453
   Credence Systems Corp.*+                                     800       11,040
   Trident Microsystems, Inc.*                                  930       10,425
   California Micro Devices CP*                                 880       10,146
   MIPS Technology, Inc.*                                     1,630        9,976
   Cabot Microelectronics Corp.*                                100        3,061
                                                                      ----------
TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS                               1,663,670
                                                                      ----------
   COMMUNICATIONS EQUIPMENT 1.3%
   PC-Tel, Inc.*                                             25,302      298,563
   ViaSat, Inc.*                                              6,003      149,775
   Sonus Networks, Inc.*                                     23,996      114,701
   F5 Networks, Inc.*                                         3,600       95,328
   C-COR.net Corp.*                                           7,703       79,264
   Packeteer, Inc.*                                           4,000       64,600
   Redback Networks, Inc.*                                    9,800       62,818
   Brocade Communications Systems, Inc.*                     10,410       62,252
   Aspect Communications Corp.*                               4,300       61,060
   Harmonic, Inc.*+                                           6,800       57,936
   Ixia*                                                      5,000       49,200
   Emulex Corp.*                                              3,360       48,082
   Gray Television, Inc.+                                     3,400       47,226
   Ditech Communications Corp.*+                              2,000       46,680
   Interdigital Communications Corp.*                         2,210       41,570
   Extreme Networks, Inc.*                                    4,800       26,496
   Sirf Technology Holdings, Inc.*                            1,780       23,265

                                              See Notes to Financial Statements.


32 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2004
--------------------------------------------------------------------------------
   MEKROS FUND
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                             SHARES     (NOTE 1)
--------------------------------------------------------------------------------
   McDATA Corp.*                                              3,250   $   17,485
   Carrier Access Corp.*                                      1,360       16,211
   Powerwave Technologies, Inc.*+                             2,100       16,170
   Netgear, Inc.*                                             1,250       13,425
   NMS Communications Corp.*                                  1,790       13,210
   Paradyne Networks, Inc.*                                   1,850       10,175
   Eagle Broadband, Inc.*                                     8,810        8,722
   Arris Group, Inc.*+                                          800        4,752
                                                                      ----------
TOTAL COMMUNICATIONS EQUIPMENT                                         1,428,966
                                                                      ----------
   INTERNET SOFTWARE & SERVICES 0.9%
   Ariba, Inc.*+                                            104,496      206,902
   EarthLink, Inc.*                                          11,799      122,120
   Openwave Systems, Inc.*                                    4,800       60,960
   United Online, Inc.*                                       3,104       54,661
   ValueClick, Inc.*                                          4,204       50,364
   Digital River, Inc.*+                                      1,500       48,945
   InfoSpace, Inc.*                                           1,200       45,648
   CNET Networks, Inc.*                                       4,100       45,387
   RealNetworks, Inc.*+                                       6,590       45,076
   DoubleClick, Inc.*                                         5,530       42,968
   AsiaInfo Holdings, Inc.*                                   6,800       35,904
   HomeStore, Inc.*                                           8,900       35,511
   Ipass, Inc.*                                               2,480       26,263
   Equinix, Inc.*                                               720       24,437
   Digital Insight Corp.*                                     1,105       22,907
   Jupitermedia Corp.*                                        1,290       18,266
   Sohu.com, Inc.*+                                             800       15,904
   iVillage, Inc.*                                            2,400       15,240
   Travelzoo, Inc.*                                             490       14,597
   Blue Coat Systems, Inc.*                                     410       13,731
   Terremark Worldwide, Inc.*                                15,250       12,962
   Chordiant Software, Inc.*                                  2,810       12,814
   Internap Network Services Corp.*                          10,530       12,741
   Internet Capital Group, Inc.*                              1,480       11,455
   Zix Corp.*                                                 1,380       10,957
   Kintera, Inc.*                                             1,030       10,743
   Cybersource Corp.*                                         1,280       10,701
   S1 Corp.*                                                    600        5,964
   Entrust, Inc.*                                             1,100        4,950
   Autobytel, Inc.*                                             200        1,816
                                                                      ----------
TOTAL INTERNET SOFTWARE & SERVICES                                     1,040,894
                                                                      ----------
   IT CONSULTING & SERVICES 0.9%
   Tier Technologies, Inc. -- Class B*                       18,601      181,174
   SRA International, Inc. -- Class A*                        2,700      114,264
   infoUSA, Inc. -- Class B*                                  6,897       69,936
   Perot Systems Corp. -- Class A*                            5,100       67,677
   BISYS Group, Inc.*                                         4,700       66,082
   eFunds Corp.*                                              3,200       56,000
   Sapient Corp.*                                             8,500       51,085
   Euronet Worldwide, Inc.*+                                  2,201       50,909
   Titan Corp.*                                               3,200       41,536
   Intrado, Inc.*                                             2,400       38,616
   MAXIMUS, Inc.*                                             1,000       35,460
   Pegasus Solutions, Inc.*                                   2,500       32,825
   Gartner, Inc. -- Class A*                                  2,300       30,406
   Keane, Inc.*                                               2,000       27,380
   Ciber, Inc.*                                               2,900       23,838
   TNS, Inc.*                                                 1,050       22,890
   DigitalNet Holdings, Inc.*                                   660       13,418
   Covansys Corp.*                                            1,010       10,433
   Answerthink, Inc.*                                         1,800       10,314
   Carreker Corp.*                                            1,010       10,120
   Infocrossing, Inc.*                                          720        9,720
                                                                      ----------
TOTAL IT CONSULTING & SERVICES                                           964,083
                                                                      ----------
   COMPUTERS & PERIPHERALS 0.4%
   Dot Hill Systems Corp.*                                    9,804      109,903
   Cray, Inc.*                                               14,800       97,976
   Advanced Digital Information Corp.*                        9,300       90,210
   PalmOne, Inc.*+                                            2,000       69,540
   Imation Corp.                                              1,400       59,654
   Novatel Wireless, Inc.*                                    1,090       28,885
   Xybernaut Corp.*                                           7,010       11,707
   Transact Technologies, Inc.*                                 360       11,383
   Mobility Electronics, Inc.*                                1,080        9,093
   Overland Storage, Inc.*                                      503        6,685
                                                                      ----------
TOTAL COMPUTERS & PERIPHERALS                                            495,036
                                                                      ----------
TOTAL INFORMATION TECHNOLOGY                                           9,378,940
                                                                      ----------
CONSUMER DISCRETIONARY 7.1%
   SPECIALTY RETAIL 1.7%
   Movie Gallery, Inc.                                       14,304      279,643
   Stage Stores, Inc.*                                        4,200      158,172
   Zale Corp.*+                                               5,400      147,204
   United Auto Group, Inc.                                    4,505      138,078
   Tractor Supply Co.*                                        2,596      108,565
   Linens 'N Things, Inc.*                                    3,703      108,535
   Children's Place Retail Stores, Inc.*                      4,503      105,911
   HOT Topic, Inc.*                                           5,000      102,450
   Guitar Center, Inc.*+                                      1,804       80,224
   Select Comfort Corp.*                                      1,900       53,960
   Sonic Automotive, Inc.                                     2,400       53,160
   Aeropostale, Inc.*                                         1,900       51,129
   Sports Authority, Inc.*                                    1,400       50,260
   Dick's Sporting Goods, Inc.*                               1,500       50,025
   Asbury Automotive Group, Inc.*                             3,300       49,500

See Notes to Financial Statements.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 33

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2004
--------------------------------------------------------------------------------
   MEKROS FUND
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                             SHARES     (NOTE 1)
--------------------------------------------------------------------------------
   Too, Inc.*                                                 2,900   $   48,430
   Jo-Ann Stores, Inc.*                                       1,600       47,040
   Aaron Rents, Inc.                                          1,400       46,396
   Cost Plus, Inc.*                                           1,300       42,185
   Guess ?, Inc.*                                             1,898       30,558
   Men's Wearhouse, Inc.*+                                    1,100       29,029
   Haverty Furniture Cos., Inc.                               1,600       27,968
   Burlington Coat Factory Warehouse Corp.                    1,400       27,020
   Cole National Corp.*                                         900       21,015
   Lithia Motors, Inc. -- Class A                               700       17,346
   PEP Boys-Manny Moe & Jack+                                   500       12,675
   Gander Mountain Co.*                                         510       11,704
   TBC Corp.*                                                   100        2,380
                                                                      ----------
TOTAL SPECIALTY RETAIL                                                 1,900,562
                                                                      ----------
   HOTELS RESTAURANTS & LEISURE 1.5%
   Vail Resorts, Inc.*                                       11,999      229,901
   Rare Hospitality International, Inc.*                      5,501      136,975
   Papa John's International, Inc.*                           3,797      112,163
   La Quinta Corp.*                                          11,800       99,120
   Jack in the Box, Inc.*                                     3,103       92,159
   Bob Evans Farms, Inc.                                      3,297       90,272
   Chicago Pizza & Brewery, Inc.*                             5,305       80,689
   CEC Entertainment, Inc.*+                                  2,600       76,726
   Pinnacle Entertainment, Inc.*                              5,698       71,852
   Panera Bread Co. -- Class A*+                              2,000       71,760
   IHOP Corp.                                                 1,797       64,261
   CBRL Group, Inc.+                                          1,910       58,923
   Sonic Corp.*                                               2,500       56,875
   Red Robin Gourmet Burgers, Inc.*                           2,000       54,740
   Ryan's Restaurant Group, Inc.*                             3,397       53,673
   Krispy Kreme Doughnuts, Inc.*                              2,480       47,343
   Speedway Motorsports, Inc.                                 1,400       46,816
   P.F. Chang's China Bistro, Inc.*                           1,100       45,265
   Steak N Shake Co.*                                         2,400       43,728
   Scientific Games Corp. -- Class A*                         2,203       42,165
   Shuffle Master, Inc.*+                                       800       29,048
   Landry's Restaurants, Inc.                                   800       23,912
   Empire Resorts, Inc.*                                      1,010       14,191
   Orbitz, Inc.*                                                510       11,026
   Sunterra Corp.*                                              740        9,324
   Penn National Gaming, Inc.*                                  200        6,640
                                                                      ----------
TOTAL HOTELS RESTAURANTS & LEISURE                                     1,669,547
                                                                      ----------
   MEDIA 1.0%
   AMC Entertainment, Inc.*                                  16,604      255,203
   Mediacom Communications Corp.*                            17,199      134,496
   4Kids Entertainment, Inc.*                                 5,102      122,040
   Emmis Communications Corp. -- Class A*+                    4,496       94,326
   ProQuest Co.*                                              2,703       73,657
   Interactive Data Corp.*                                    3,730       64,977
   Valassis Communications, Inc.*                             2,060       62,768
   Reader's Digest Association, Inc.                          3,850       61,562
   Martha Stewart Omnimedia, Inc.*                            6,698       60,282
   TiVo, Inc.*                                                8,200       58,138
   Scholastic Corp.*                                          1,480       44,326
   Arbitron, Inc.*                                            1,098       40,099
   Charter Communications, Inc. -- Class A*+                 10,200       39,984
   Entravision Communications Corp. -- Class A*               2,290       17,587
   Journal Communications, Inc. -- Class A                      780       14,687
   Navarre Corp.*                                             1,000       14,390
   Harris Interactive, Inc.*                                  2,100       14,112
                                                                      ----------
TOTAL MEDIA                                                            1,172,634
                                                                      ----------
   HOUSEHOLD DURABLES 1.0%
   Yankee Candle Co., Inc.*                                   8,498      248,566
   Tupperware Corp.+                                         10,203      198,244
   American Greetings Corp. -- Class A*+                      4,500      104,310
   Champion Enterprises, Inc.*                                7,402       67,950
   Blyth, Inc.                                                1,800       62,082
   Furniture Brands International, Inc.                       2,170       54,358
   Tempur-Pedic International, Inc.*                          3,850       53,939
   Ethan Allen Interiors, Inc.                                1,470       52,788
   Meritage Corp.*                                              700       48,160
   William Lyon Homes, Inc.*                                    499       45,983
   Applica, Inc.*                                             5,100       45,390
   Jarden Corp.*                                              1,100       39,589
   WCI Communities, Inc.*                                     1,700       37,927
   La-Z-Boy, Inc.                                             2,100       37,758
   Lifetime Hoan Corp.                                          430        9,800
                                                                      ----------
TOTAL HOUSEHOLD DURABLES                                               1,106,844
                                                                      ----------
   TEXTILES & APPAREL 0.5%
   Kellwood Co.                                               4,600      200,330
   Russell Corp.                                              8,503      152,714
   Wolverine World Wide, Inc.+                                4,500      118,125
   Oxford Industries, Inc.                                    2,500      108,900
   Carter's, Inc.*                                            1,100       32,021
   Deckers Outdoor Corp.*                                       430       12,681
   Vans, Inc.*                                                  400        8,220
   Stride Rite Corp.                                            300        3,309
                                                                      ----------
TOTAL TEXTILES & APPAREL                                                 636,300
                                                                      ----------

                                              See Notes to Financial Statements.


34 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2004
--------------------------------------------------------------------------------
   MEKROS FUND
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                             SHARES     (NOTE 1)
--------------------------------------------------------------------------------

   AUTO COMPONENTS 0.5%
   Goodyear Tire & Rubber Co.*+                              12,100   $  109,989
   Visteon Corp.+                                             8,500       99,195
   Modine Manufacturing Co.                                   3,102       98,799
   Tenneco Automotive, Inc.*                                  7,100       93,933
   Cooper Tire & Rubber Co.+                                  3,700       85,100
   ArvinMeritor, Inc.                                         2,710       53,035
   Hayes Lemmerz International, Inc.*                         1,510       22,801
   Exide Technologies*                                        1,010       20,654
   LKQ Corp.*                                                   800       14,824
   Noble International Ltd.                                     360        8,917
                                                                      ----------
TOTAL AUTO COMPONENTS                                                    607,247
                                                                      ----------
   LEISURE EQUIPMENT & PRODUCTS 0.3%
   RC2 Corp.*                                                 3,097      109,944
   SCP Pool Corp.                                             2,000       90,000
   Oakley, Inc.                                               6,300       81,522
   Nautilus Group, Inc.+                                      1,600       31,216
   Marinemax, Inc.*                                             900       25,812
   Leapfrog Enterprises, Inc.*                                1,290       25,658
   Escalade, Inc.                                               500       11,555
                                                                      ----------
TOTAL LEISURE EQUIPMENT & PRODUCTS                                       375,707
                                                                      ----------
   AUTOMOBILES 0.2%
   Monaco Coach Corp.                                         2,400       67,608
   Winnebago Industries, Inc.                                 1,700       63,376
   Thor Industries, Inc.                                      1,800       60,228
   Fleetwood Enterprises, Inc.*                               1,800       26,190
                                                                      ----------
TOTAL AUTOMOBILES                                                        217,402
                                                                      ----------
   MULTILINE RETAIL 0.2%
   Tuesday Morning Corp.*                                     3,202       92,858
   ShopKo Stores, Inc.*                                       3,800       53,732
   99 Cents Only Stores*                                      2,830       43,158
   Conn's, Inc.*                                                940       14,814
   Retail Ventures, Inc.*                                     1,350       10,449
                                                                      ----------
TOTAL MULTILINE RETAIL                                                   215,011
                                                                      ----------
   INTERNET & CATALOG RETAIL 0.2%
   ValueVision Media, Inc. -- Class A*                        5,800       75,516
   1-800-FLOWERS.com, Inc.*                                   4,400       35,816
   Blue Nile, Inc.*                                             660       24,823
   Coldwater Creek, Inc.*                                       800       21,176
   drugstore.com, Inc.*                                       4,300       15,007
   Insight Enterprises, Inc.*                                   700       12,432
   Provide Commerce, Inc.*                                      450        8,869
   Priceline.com, Inc.*+                                        200        5,386
                                                                      ----------
TOTAL INTERNET & CATALOG RETAIL                                          199,025
                                                                      ----------
TOTAL CONSUMER DISCRETIONARY                                           8,100,279
                                                                      ----------
INDUSTRIALS 6.9%
   COMMERCIAL SERVICES & SUPPLIES 1.9%
   Brady Corp. -- Class A                                     7,196      331,736
   Sotheby's Holdings, Inc. -- Class A*                      13,501      215,476
   Mobile Mini, Inc.*                                         7,403      210,319
   CoStar Group, Inc.*                                        4,301      197,545
   Waste Connections, Inc.*                                   5,550      164,613
   NCO Group, Inc.*                                           5,698      152,080
   Bowne & Co., Inc.                                          8,504      134,788
   Navigant Consulting, Inc.*                                 5,198      111,445
   Corrections Corp. of America*                              2,600      102,674
   School Specialty, Inc.*+                                   2,201       79,918
   G & K Services, Inc. -- Class A                            1,599       64,264
   Central Parking Corp.                                      3,000       56,070
   Strayer Education, Inc.                                      500       55,785
   UTI Energy Corp.*                                          1,080       43,168
   Consolidated Graphics, Inc.*                                 805       35,460
   Banta Corp.                                                  600       26,646
   Asset Acceptance Capital Corp.*                            1,560       26,520
   Labor Ready, Inc.*                                         1,600       24,800
   United Rentals, Inc.*                                      1,300       23,257
   Greg Manning Auctions, Inc.*                               1,090       16,677
   Intersections, Inc.*                                         680       16,313
   LECG Corp.*                                                  910       15,752
   Kforce.Com*                                                1,420       13,405
   DiamondCluster International, Inc. -- Class A*             1,410       12,253
   Sitel Corp.*                                               2,600       10,972
   Imagistics International, Inc.*                              300       10,620
   General Binding Corp.*                                       400        6,196
                                                                      ----------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                   2,158,752
                                                                      ----------
   MACHINERY 1.6%
   EnPro Industries, Inc.*                                   13,701      314,849
   Kennametal, Inc.                                           4,404      201,703
   Gardner Denver, Inc.*                                      6,897      192,426
   Wabtec Corp.                                               7,697      138,854
   Terex Corp.*+                                              3,997      136,418
   Manitowoc Co., Inc.                                        3,701      125,279
   Watts Industries, Inc. -- Class A                          4,596      123,862
   Ceradyne, Inc.*                                            3,101      110,923
   Mueller Industries, Inc.                                   2,800      100,240
   Trinity Industries, Inc.                                   2,903       92,286
   Nordson Corp.+                                             2,005       86,957
   NACCO Industries, Inc. -- Class A                            896       85,120
   ASV, Inc.*                                                 1,702       53,290
   Wabash National Corp.*                                     1,397       38,487
   Actuant Corp. -- Class A*                                    700       27,293

See Notes to Financial Statements.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 35

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2004
--------------------------------------------------------------------------------
   MEKROS FUND
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                             SHARES     (NOTE 1)
--------------------------------------------------------------------------------

   Middleby Corp.                                               390   $   21,302
   Flowserve Corp.*                                             700       17,458
   Flanders Corp.*                                            1,120        9,262
                                                                      ----------
TOTAL MACHINERY                                                        1,876,009
                                                                      ----------
   ROAD & RAIL 0.7%
   Dollar Thrifty Automotive Group, Inc.*                    11,000      301,840
   Kansas City Southern*                                      8,000      124,000
   USF Corp.                                                  2,500       87,825
   Werner Enterprises, Inc.                                   3,060       64,566
   Swift Transportation Co., Inc.*                            3,170       56,902
   Laidlaw International, Inc.*                               4,130       53,525
   Arkansas Best Corp.                                        1,000       32,920
   Overnite Corp.                                             1,100       32,340
   Amerco, Inc.*                                                860       20,425
   Marten Transport Ltd.*                                       560       10,444
   Old Dominion Freight Line, Inc.*                             200        5,896
                                                                      ----------
TOTAL ROAD & RAIL                                                        790,683
                                                                      ----------
   ELECTRICAL EQUIPMENT 0.7%
   Regal-Beloit Corp.                                        10,298      229,234
   C&D Technologies, Inc.                                    10,404      185,503
   Thomas & Betts Corp.*+                                     5,800      157,934
   Genlyte Group, Inc.*                                       1,297       81,555
   Artesyn Technologies, Inc.*                                5,200       46,800
   Woodward Governor Co.                                        600       43,266
   Ultralife Batteries, Inc.*                                 1,370       26,523
   American Superconductor Corp.*                             1,120       14,650
                                                                      ----------
TOTAL ELECTRICAL EQUIPMENT                                               785,465
                                                                      ----------
   AEROSPACE & DEFENSE 0.5%
   DRS Technologies, Inc.*                                    9,302      296,734
   Orbital Sciences Corp.*+                                  13,696      189,142
   Moog, Inc. -- Class A*                                     1,404       52,102
   Teledyne Technologies, Inc.*                               2,002       40,080
   AAR Corp.*                                                 1,800       20,430
   Be Aerospace, Inc.*                                        1,550       11,749
                                                                      ----------
TOTAL AEROSPACE & DEFENSE                                                610,237
                                                                      ----------
   CONSTRUCTION & ENGINEERING 0.5%
   Dycom Industries, Inc.*+                                   5,999      167,972
   Shaw Group, Inc.*                                         11,000      111,430
   URS Corp.*                                                 2,500       68,500
   Washington Group International, Inc.*                      1,800       64,602
   Quanta Services, Inc.*                                     8,800       54,736
   EMCOR Group, Inc.*                                         1,200       52,776
   Integrated Electrical Services, Inc.*                      3,400       27,370
   Comfort Systerms USA, Inc.*                                1,390        8,882
                                                                      ----------
TOTAL CONSTRUCTION & ENGINEERING                                         556,268
                                                                      ----------
   AIRLINES 0.3%
   Atlantic Coast Airlines Holdings, Inc.*+                  21,499      123,404
   SkyWest, Inc.                                              2,900       50,489
   America West Holdings Corp. -- Class B*+                   5,400       49,032
   AirTran Holdings, Inc.*                                    3,300       46,662
   Delta Air Lines, Inc.*                                     4,640       33,037
   Frontier Airlines, Inc.*                                   2,800       30,464
   Republic Airways Holdings, Inc.*                           1,020       14,535
   Pinnacle Airlines Corp.*                                     840        9,492
                                                                      ----------
   TOTAL AIRLINES                                                        357,115
                                                                      ----------
   BUILDING PRODUCTS 0.3%
   ElkCorp                                                    7,798      186,684
   Universal Forest Products, Inc.                            2,102       67,790
   Griffon Corp.*                                             2,905       64,723
                                                                      ----------
TOTAL BUILDING PRODUCTS                                                  319,197
                                                                      ----------
   MARINE 0.2%
   Kirby Corp.*                                               3,500      136,150
   Alexander & Baldwin, Inc.                                  2,300       76,935
   Danielson Holdings Corp.*                                  2,820       19,486
                                                                      ----------
TOTAL MARINE                                                             232,571
                                                                      ----------
   INDUSTRIAL CONGLOMERATES 0.1%
   Tredegar Corp.                                             4,800       77,424
                                                                      ----------
TOTAL INDUSTRIAL CONGLOMERATES                                            77,424
                                                                      ----------
   AIR FREIGHT & COURIERS 0.1%
   Pacer International, Inc.*                                 1,800       33,300
   Forward Air Corp.*                                           800       29,920
   HUB Group, Inc. -- Class A*                                  330       11,253
                                                                      ----------
TOTAL AIR FREIGHT & COURIERS                                              74,473
                                                                      ----------
   TRADING COMPANIES & DISTRIBUTORS 0.0%
   Watsco, Inc.                                                 500       14,035
                                                                      ----------
TOTAL TRADING COMPANIES & DISTRIBUTORS                                    14,035
                                                                      ----------
TOTAL INDUSTRIALS                                                      7,852,229
                                                                      ----------
HEALTH CARE 5.2%
   HEALTH CARE PROVIDERS & SERVICES 1.7%
   Cerner Corp.*+                                             5,000      222,900
   Advisory Board Co.*                                        3,804      135,422
   Eclipsys Corp.*                                            6,898      105,263
   eResearch Technology, Inc.*+                               3,503       98,084
   Pediatrix Medical Group, Inc.*                             1,196       83,541
   Amerigroup Corp.*+                                         1,400       68,880
   Inveresk Research Group, Inc.*                             2,102       64,826
   IDX Systems Corp.*                                         1,800       57,402
   Apria Healthcare Group, Inc.*                              1,990       57,113
   First Health Group Corp.*                                  3,630       56,664

                                              See Notes to Financial Statements.


36 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2004
--------------------------------------------------------------------------------
   MEKROS FUND
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                             SHARES     (NOTE 1)
--------------------------------------------------------------------------------

   Sierra Health Services, Inc.*                              1,100   $   49,170
   NDCHealth Corp.                                            2,100       48,720
   American Healthways, Inc.*                                 1,800       47,916
   US Oncology, Inc.*                                         3,101       45,647
   PSS World Medical, Inc.*                                   4,001       44,811
   Centene Corp.*                                             1,097       42,289
   Beverly Enterprises, Inc.*                                 4,900       42,140
   Molina Healthcare, Inc.*                                   1,090       41,616
   LabOne, Inc.*+                                             1,300       41,314
   Magellan Health Services, Inc.*                            1,070       35,792
   Stewart Enterprises, Inc. -- Class A*                      4,302       35,018
   Select Medical Corp.                                       2,400       32,208
   Parexel International Corp.*                               1,598       31,640
   Kindred Healthcare, Inc.*+                                 1,200       31,620
   United Surgical Partners International, Inc.*+               800       31,576
   LifePoint Hospitals, Inc.*                                   800       29,776
   Omnicell, Inc.*                                            2,000       29,220
   Genesis HealthCare Corp.*                                  1,000       29,040
   Dendrite International, Inc.*                              1,500       27,870
   AmSurg Corp.*                                              1,100       27,643
   PDI, Inc.*                                                   900       27,297
   Odyssey HealthCare, Inc.*                                  1,200       22,584
   Province Healthcare Co.*                                   1,300       22,295
   SFBC International, Inc.*                                    700       21,931
   Ventiv Health, Inc.*                                       1,010       15,635
   Amedisys, Inc.*                                              470       15,529
   LCA-Vision, Inc.*                                            520       15,148
   Medcath Corp.*                                               740       14,800
   Symbion, Inc.*                                               810       14,143
   Psychiatric Solutions, Inc.*                                 560       13,961
   Res-Care, Inc.*                                            1,060       13,462
   America Service Group, Inc.*                                 280        9,730
   Hanger Orthopedic Group, Inc.*                               800        9,376
   Proxymed, Inc.*                                              540        9,104
   VistaCare, Inc. -- Class A*                                  400        7,420
                                                                      ----------
TOTAL HEALTH CARE PROVIDERS & SERVICES                                 1,927,536
                                                                      ----------
   BIOTECHNOLOGY 1.4%
   Exelixis, Inc.*                                           30,902      311,801
   Cell Therapeutics, Inc.*+                                 31,805      234,403
   CuraGen Corp.*+                                           14,504       87,169
   Cubist Pharmaceuticals, Inc.*                              6,500       72,150
   Human Genome Sciences, Inc.*+                              5,150       59,895
   Vertex Pharmaceuticals, Inc.*                              5,200       56,368
   Incyte Corp.*                                              7,304       55,803
   Onyx Pharmaceuticals, Inc.*+                               1,300       55,068
   Isis Pharmaceuticals, Inc.*                                9,300       53,382
   Pharmion Corp.*                                            1,010       49,409
   Alexion Pharmaceuticals, Inc.*                             2,600       48,360
   Abgenix, Inc.*+                                            3,300       38,676
   deCODE genetics, Inc.*                                     4,500       38,250
   ILEX Oncology, Inc.*                                       1,400       34,986
   Regeneron Pharmaceuticals, Inc.*                           3,300       34,749
   NPS Pharmaceuticals, Inc.*                                 1,600       33,600
   Medarex, Inc.*                                             4,401       32,083
   Encysive Pharmaceuticals, Inc.*                            3,600       30,600
   Ariad Pharmaceuticals, Inc.*                               3,900       29,211
   Applera Corp. - Celera Genomics Group*                     1,699       19,555
   Cytokinetics, Inc.*                                        1,240       18,414
   Marshall Edwards, Inc.*                                    2,440       18,373
   Corgentech, Inc.*                                          1,110       17,893
   Keryx Biopharmaceuticals, Inc.*                            1,240       15,698
   Lexicon Genetics, Inc./TX*                                 1,900       14,896
   Oscient Pharmaceuticals Corp.*                             2,910       14,870
   Dyax Corp.*                                                1,240       14,570
   Vaxgen, Inc.*                                                980       13,877
   Isolagen, Inc.*                                            1,300       13,364
   Corixa Corp.*                                              2,700       12,609
   Lifecell Corp.*                                            1,090       12,306
   Northfield Laboratories, Inc.*                               810       11,551
   Axonyx, Inc.*                                              2,100       11,004
   Maxim Pharmaceuticals, Inc.*                               1,140       11,001
   Rigel Pharmaceuticals, Inc.*                                 760       10,800
   GTx, Inc.*                                                 1,010       10,514
   Neurogen Corp.*                                            1,360       10,173
   Cytogen Corp.*                                               610        9,699
   Bioenvision, Inc.*                                         1,100        9,636
   Renovis, Inc.*                                             1,040        9,526
   Nanogen, Inc.*                                             1,390        9,341
   Array Biopharma, Inc.*                                     1,170        9,302
   CancerVax Corp.*                                           1,140        8,675
                                                                      ----------
TOTAL BIOTECHNOLOGY                                                    1,663,610
                                                                      ----------
   HEALTH CARE EQUIPMENT & SUPPLIES 1.4%
   Diagnostic Products Corp.                                  3,700      162,578
   SonoSite, Inc.*                                            4,700      112,377
   Hologic, Inc.*                                             4,097       95,255
   CTI Molecluar Imaging, Inc.*                               6,602       93,616
   Invacare Corp.                                             2,000       89,440
   BioLase Technology, Inc.*+                                 6,200       83,452
   Advanced Medical Optics, Inc.*+                            1,800       76,626
   Align Technology, Inc.*                                    3,600       68,400
   Sybron Dental Specialties, Inc.*                           2,200       65,670
   EPIX Medical, Inc.*                                        2,999       63,279

See Notes to Financial Statements.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 37

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2004
--------------------------------------------------------------------------------
   MEKROS FUND
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                             SHARES     (NOTE 1)
--------------------------------------------------------------------------------

   Steris Corp.*                                              2,710   $   61,138
   American Medical Systems Holdings, Inc.*                   1,496       50,415
   Bio-Rad Laboratories, Inc. -- Class A*                       810       47,677
   Laserscope*+                                               1,700       46,835
   VISX, Inc.*                                                1,700       45,424
   Kyphon, Inc.*                                              1,600       45,088
   Molecular Devices Corp.*                                   2,401       42,690
   Analogic Corp.                                               900       38,187
   Mine Safety Appliances Co.                                 1,097       36,969
   Wright Medical Group, Inc.*                                  900       32,040
   Intuitive Surgical, Inc.*                                  1,500       28,500
   Viasys Healthcare, Inc.*                                   1,098       22,959
   Closure Medical Corp.*                                       900       22,599
   Abaxis, Inc.*                                                790       14,994
   Animas Corp.*                                                730       13,614
   BioVeris Corp.*                                            1,300       10,816
   Encore Medical Corp.*                                      1,700       10,710
   NuVasive, Inc.*                                              970       10,583
   Abiomed, Inc.*                                               840       10,567
   I-Flow Corp.*                                                850       10,081
   Palomar Medical Technologies, Inc.*                          590        9,906
   Nutraceutical International Corp.*                           460        9,803
   Illumina, Inc.*                                            1,510        9,588
   Endocardial Solutions, Inc.*                                 910        9,419
   DJ Orthopedics, Inc.*                                        400        9,200
   Conmed Corp.*                                                100        2,740
                                                                      ----------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                 1,563,235
                                                                      ----------
   PHARMACEUTICALS 0.7%
   Guilford Pharmaceuticals, Inc.*+                          34,297      162,911
   Atrix Laboratories, Inc.*                                  2,799       95,950
   Adolor Corp.*                                              5,702       72,301
   Medicines Co.*                                             2,200       67,122
   Valeant Pharmaceuticals International                      3,330       66,600
   Par Pharmaceutical Cos., Inc.*+                            1,360       47,886
   Alpharma, Inc. -- Class A                                  2,300       47,104
   Salix Pharmaceuticals Ltd.*                                1,000       32,950
   Impax Laboratories, Inc.*                                  1,600       31,008
   Discovery Laboratories, Inc.*                              3,201       30,697
   Kos Pharmaceuticals, Inc.*                                   900       29,673
   First Horizon Pharmaceutical*                              1,400       26,460
   Santarus, Inc.*                                            1,150       16,962
   Cypress Bioscience, Inc.*                                  1,120       15,378
   Pharmos Corp.*                                             3,570       14,673
   Barrier Therapeutics, Inc.*                                  900       12,618
   Caraco Pharm Labs, Inc.*                                     980        9,447
   Zila, Inc.*                                                1,900        9,329
   Antigenics, Inc.*                                            100          856
                                                                      ----------
TOTAL PHARMACEUTICALS                                                    789,925
                                                                      ----------
TOTAL HEALTH CARE                                                      5,944,306
                                                                      ----------
ENERGY 2.3%
   OIL & GAS 1.5%
   Remington Oil & Gas Corp.*                                14,099      332,736
   Energy Partners Ltd.*                                     20,704      316,771
   Overseas Shipholding Group, Inc.                           6,800      300,084
   Tesoro Petroleum Corp.*                                    4,200      115,920
   Swift Energy Co.*                                          4,400       97,064
   Plains Exploration & Production Co.*                       4,597       84,355
   Cabot Oil & Gas Corp.                                      1,300       54,990
   Petroleum Development Corp.*                               2,000       54,840
   Southwestern Energy Co.*                                   1,800       51,606
   Magnum Hunter Resources, Inc.*                             3,500       36,330
   Meridian Resource Corp.*                                   3,800       26,372
   Stone Energy Corp.*                                          500       22,840
   Crosstex Energy, Inc                                         500       20,050
   Willamette Industries, Inc.*                                 770       19,365
   Delta Petroleum Corp.*                                     1,310       17,620
   Cheniere Energy, Inc.*                                       740       14,482
   Brigham Exploration Co.*                                   1,570       14,413
   Atlas America, Inc.*                                         550       11,006
   Syntroleum Corp.*                                          1,660       10,989
   Giant Industries, Inc.*                                      480       10,560
   FX Energy, Inc.*                                           1,180       10,514
   Callon Petroleum Co.*                                        690        9,839
   Mission Resources Corp.*                                   1,690        9,633
                                                                      ----------
TOTAL OIL & GAS                                                        1,642,379
                                                                      ----------
   ENERGY EQUIPMENT & SERVICES 0.8%
   Unit Corp.*                                               11,398      358,467
   CARBO Ceramics, Inc.                                       2,300      156,975
   Universal Compression Holdings, Inc.*                      3,696      113,393
   Veritas DGC, Inc.*                                         3,400       78,710
   Oceaneering International, Inc.*                           2,002       68,568
   Helmerich & Payne, Inc.                                    2,010       52,562
   Hanover Compressor Co.*                                    4,400       52,360
   Key Energy Services, Inc.*                                 5,080       47,955
   Hornbeck Offshore Services, Inc.*                            800       10,456
                                                                      ----------
TOTAL ENERGY EQUIPMENT & SERVICES                                        939,446
                                                                      ----------
TOTAL ENERGY                                                           2,581,825
                                                                      ----------

                                              See Notes to Financial Statements.


38 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2004
--------------------------------------------------------------------------------
   MEKROS FUND
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                             SHARES     (NOTE 1)
--------------------------------------------------------------------------------

MATERIALS 2.0%
   CHEMICALS 0.9%
   Hercules, Inc.*                                           16,299   $  198,685
   OM Group, Inc.*                                            5,896      194,627
   MacDermid, Inc.                                            3,902      132,083
   Ferro Corp.                                                3,501       93,407
   Airgas, Inc.                                               2,910       69,578
   Cytec Industries, Inc.                                     1,530       69,538
   Symyx Technologies, Inc.*                                  2,403       57,960
   FMC Corp.*+                                                1,200       51,732
   Minerals Technologies, Inc                                   701       40,658
   Crompton Corp.                                             6,098       38,417
   Cambrex Corp.                                              1,500       37,845
   Terra Industries, Inc.*                                    2,920       16,440
   American Vanguard Corp.                                      390       13,155
                                                                      ----------
TOTAL CHEMICALS                                                        1,014,125
                                                                      ----------
   METALS & MINING 0.5%
   Allegheny Technologies, Inc.                               5,900      106,495
   Coeur d'Alene Mines Corp.*+                               15,700       64,056
   Carpenter Technology Corp.                                 1,500       51,075
   GrafTech International Ltd.*+                              4,200       43,932
   Schnitzer Steel Industries, Inc. -- Class A                1,100       37,356
   Hecla Mining Co.*                                          6,000       34,200
   Cleveland-Cliffs, Inc.*+                                     600       33,834
   Steel Dynamics, Inc.*                                      1,100       31,493
   Compass Minerals International, Inc.                       1,180       22,869
   Century Aluminum Co.*                                        905       22,435
   AK Steel Holding Corp.*                                    4,000       21,080
   Metal Management, Inc.*                                      910       18,027
   RTI International Metals, Inc.*                            1,100       17,545
   Oregon Steel Mills, Inc.*                                  1,060       15,624
   Metals USA, Inc.*                                            780       13,946
   Titanium Metals Corp.*                                       130       12,032
   Steel Technologies, Inc.                                     540       11,923
                                                                      ----------
TOTAL METALS & MINING                                                    557,922
                                                                      ----------
   CONTAINERS & PACKAGING 0.4%
   Crown Holdings, Inc.*                                     19,705      196,459
   Graphic Packaging
      International Corp.*                                    8,130       70,324
   AptarGroup, Inc.                                           1,430       62,477
   Chesapeake Corp.                                           2,100       56,028
   Silgan Holdings, Inc.                                      1,200       48,372
   Anchor Glass Container Corp.                               1,040       14,071
                                                                      ----------
TOTAL CONTAINERS & PACKAGING                                             447,731
                                                                      ----------
   PAPER & FOREST PRODUCTS 0.1%
   Potlatch Corp.+                                            1,800       74,952
   Wausau-Mosinee Paper Corp.                                 1,800       31,140
   Schweitzer-Mauduit International, Inc.                       800       24,504
   Pope & Talbot, Inc.                                        1,000       19,770
                                                                      ----------
TOTAL PAPER & FOREST PRODUCTS                                            150,366
                                                                      ----------
   CONSTRUCTION MATERIALS 0.1%
   Eagle Materials, Inc.                                      1,198       85,082
   Texas Industries, Inc.                                       704       28,984
   Amcol International Corp.                                  1,400       26,530
                                                                      ----------
TOTAL CONSTRUCTION MATERIALS                                             140,596
                                                                      ----------
TOTAL MATERIALS                                                        2,310,740
                                                                      ----------
UTILITIES 1.3%
   GAS UTILITIES 0.6%
   Southern Union Co.*+                                      15,998      337,238
   Atmos Energy Corp.                                         2,900       74,240
   Piedmont Natural Gas Co.+                                  1,490       63,623
   Peoples Energy Corp.                                       1,480       62,382
   Nicor, Inc.                                                1,760       59,787
   WGL Holdings, Inc.                                         1,930       55,430
                                                                      ----------
TOTAL GAS UTILITIES                                                      652,700
                                                                      ----------
   ELECTRIC UTILITIES 0.5%
   CMS Energy Corp.*                                         32,598      297,620
   El Paso Electric Co.*                                     10,099      155,928
   Duquesne Light Holdings, Inc.                              2,960       57,157
   Idacorp, Inc.                                              2,000       54,000
   CH Energy Group, Inc.                                        500       23,220
   Empire District Electric Co.                               1,098       22,081
   Insignia Financial Group, Inc.*                            1,560       19,126
                                                                      ----------
TOTAL ELECTRIC UTILITIES                                                 629,132
                                                                      ----------
   MULTI-UTILITIES 0.2%
   Calpine Corp.*                                            16,120       69,638
   Avista Corp.                                               3,700       68,154
   Aquila, Inc.*                                             13,399       47,701
                                                                      ----------
TOTAL MULTI-UTILITIES                                                    185,493
                                                                      ----------
   WATER UTILITIES 0.0%
   California Water Service Group                               900       24,795
                                                                      ----------
TOTAL WATER UTILITIES                                                     24,795
                                                                      ----------
TOTAL UTILITIES                                                        1,492,120
                                                                      ----------

See Notes to Financial Statements.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 39

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2004
--------------------------------------------------------------------------------
   MEKROS FUND
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                             SHARES     (NOTE 1)
--------------------------------------------------------------------------------

CONSUMER STAPLES 1.1%
   FOOD PRODUCTS 0.5%
   Corn Products International, Inc.                         5,998  $    279,207
   Sanderson Farms, Inc.                                     2,298       123,219
   Chiquita Brands International, Inc.*                      3,300        69,036
   Lancaster Colony Corp.                                    1,430        59,545
   Peet's Coffee & Tea, Inc.*                                1,400        34,986
   J&J Snack Foods Corp.*                                      400        16,332
   Cal-Maine Foods, Inc.                                       890        12,460
   Lance, Inc.                                                 200         3,080
                                                                    ------------
TOTAL FOOD PRODUCTS                                                      597,865
                                                                     -----------
   FOOD & DRUG RETAILING 0.3%
   Casey's General Stores, Inc.                              5,502       100,687
   Wild Oats Markets, Inc.*                                  6,705        94,339
   Performance Food Group Co.*                               1,870        49,630
   Winn-Dixie Stores, Inc.                                   5,420        39,024
   Nash Finch Co.                                            1,500        37,545
   Ruddick Corp.                                             1,200        26,940
   Duane Reade, Inc.*                                        1,500        24,495
                                                                    ------------
TOTAL FOOD & DRUG RETAILING                                              372,660
                                                                    ------------
   TOBACCO 0.1%
   Vector Group Ltd.+                                        6,602       103,982
                                                                    ------------
TOTAL TOBACCO                                                            103,982
                                                                    ------------
   HOUSEHOLD PRODUCTS 0.1%
   Rayovac Corp.*                                            3,200        89,920
                                                                    ------------
TOTAL HOUSEHOLD PRODUCTS                                                  89,920
                                                                    ------------
   BEVERAGES 0.1%
   Robert Mondavi--Class A*                                    800        29,616
   MGP Ingredients, Inc.                                       290        11,220
   Hansen Natural Corp.*                                       410        10,385
                                                                    ------------
TOTAL BEVERAGES                                                           51,221
                                                                    ------------
   PERSONAL PRODUCTS 0.0%
   Mannatech, Inc.                                           1,060        10,176
                                                                    ------------
TOTAL PERSONAL PRODUCTS                                                   10,176
                                                                    ------------
TOTAL CONSUMER STAPLES                                                 1,225,824
                                                                    ------------
TELECOMMUNICATION SERVICES 0.5%
   DIVERSIFIED TELECOMMUNICATION SERVICES 0.4%
   Cincinnati Bell, Inc.*                                   72,100       320,124
   PTEK Holdings, Inc.*                                      4,500        51,885
   Golden Telecom, Inc.                                      1,800        50,652
   Time Warner Telecom, Inc. -- Class A*                     4,100        17,179
   ITC^DeltaCom, Inc.*                                       2,220        12,365
                                                                    ------------
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                             452,205
                                                                    ------------
   WIRELESS TELECOMMUNICATION SERVICES 0.1%
   At Road, Inc.*                                           10,700        81,855
   Alamosa Holdings, Inc.*                                   3,990        29,327
   Arch Wireless, Inc. -- Class A*                             760        21,652
   Ubiquitel, Inc.*                                          3,650        15,403
   Metrocall Holdings, Inc.*                                   220        14,740
                                                                    ------------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                                162,977
                                                                    ------------
TOTAL TELECOMMUNICATION SERVICES                                         615,182
                                                                    ------------
TOTAL COMMON STOCKS
   (Cost $47,590,581)                                                 50,480,963
                                                                    ------------

                                                              FACE
                                                            AMOUNT
                                                       -----------
FEDERAL AGENCY DISCOUNT NOTES 8.3%
Fannie Mae**
   1.13% due 07/16/04                                  $ 2,000,000     1,999,058
Farmer Mac**
   1.01% due 07/01/04                                      500,000       500,000
Federal Home Loan Bank**
   1.20% due 07/02/04                                    5,000,000     4,999,833
Freddie Mac**
   1.12% due 07/07/04                                    2,000,000     1,999,627
                                                                    ------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
   (Cost $9,498,518)                                                   9,498,518
                                                                    ------------
REPURCHASE AGREEMENTS 44.3%
Repurchase Agreement (Note 5)
   1.43% due 07/01/04                                   11,584,038    11,584,038
   1.23% due 07/01/04                                   11,873,639    11,873,639
   1.18% due 07/01/04                                   12,018,440    12,018,440
   1.00% due 07/01/04(t)                                14,894,123    14,894,123
                                                                    ------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $50,370,240)                                                 50,370,240
                                                                    ------------
SECURITIES LENDING COLLATERAL 3.0%
Investment in Securities Lending Short Term
   Investment Portfolio held by U.S. Bank (Note 9)       3,364,645     3,364,645
                                                                    ------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $3,364,645)                                                   3,364,645
                                                                    ------------
TOTAL INVESTMENTS 100%
   (Cost $110,823,984)                                              $113,714,366
                                                                    ============
================================================================================

                                              See Notes to Financial Statements.


40 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)                    June 30, 2004
--------------------------------------------------------------------------------
   MEKROS FUND
--------------------------------------------------------------------------------

                                                                      UNREALIZED
                                                                            GAIN
                                                         CONTRACTS      (NOTE 1)
--------------------------------------------------------------------------------

FUTURES CONTRACTS PURCHASED
September 2004 Russell 2000 Index Mini Futures Contracts
   (Aggregate Market Value of Contracts $73,884,060)         1,251  $  1,480,115
                                                                    ============

                                                                      UNREALIZED
                                                                            GAIN
                                                             UNITS      (NOTE 1)
--------------------------------------------------------------------------------

EQUITY INDEX SWAP AGREEMENTS
July 2004 Russell 2000 Index Swap, Maturing 07/20/04***
   (Notional Value $13,453,878)                             23,581  $    522,514
August 2004 Russell 2000 Index Swap, Maturing 08/18/04***
   (Notional Value $44,938,749)                                592     1,643,950
                                                                    ------------
(TOTAL NOTIONAL VALUE $58,392,627)                                  $  2,166,464
                                                                    ============

*    NON-INCOME PRODUCING SECURITIES.

** THE ISSUER IS A PUBLICLY TRADED COMPANY THAT OPERATES UNDER A CONGRESSIONAL CHARTER; ITS SECURITIES ARE NEITHER ISSUED NOR GUARANTEED BY THE
     U.S. GOVERNMENT.

***  PRICE RETURN BASED ON RUSSELL 2000 INDEX +/- FINANCING AT A VARIABLE RATE.

+    ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT JUNE 30, 2004 - SEE NOTE 9.

(t)  ALL OR A PORTION OF THIS SECURITY IS HELD AS COLLATERAL AT JUNE 30, 2004.

See Notes to Financial Statements.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 41

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2004
--------------------------------------------------------------------------------
   INVERSE SMALL-CAP FUND
--------------------------------------------------------------------------------

                                                                          MARKET
                                                              FACE         VALUE
                                                            AMOUNT      (NOTE 1)
--------------------------------------------------------------------------------

FEDERAL AGENCY DISCOUNT NOTES 51.2%
Fannie Mae*
   1.24% due 07/12/04                                   $3,500,000   $ 3,498,674
Federal Home Loan Bank*
   1.20% due 07/02/04                                    4,000,000     3,999,866
Freddie Mac*
   1.12% due 07/07/04                                    2,000,000     1,999,627
                                                                     -----------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
   (Cost $9,498,167)                                                   9,498,167
                                                                     -----------
REPURCHASE AGREEMENTS 48.8%
Repurchase Agreement (Note 5)
   1.43% due 07/01/04                                    2,213,477     2,213,477
   1.23% due 07/01/04                                    2,268,814     2,268,814
   1.18% due 07/01/04                                    2,296,482     2,296,482
   1.00% due 07/01/04                                    2,290,507     2,290,507
                                                                     -----------
TOTAL REPURCHASE AGREEMENTS
   (Cost $9,069,280)                                                   9,069,280
                                                                     -----------
TOTAL INVESTMENTS 100%
   (Cost $18,567,447)                                                $18,567,447
                                                                     ===========

================================================================================

                                                                      UNREALIZED
                                                                            LOSS
                                                         CONTRACTS      (NOTE 1)
--------------------------------------------------------------------------------

FUTURES CONTRACTS SOLD SHORT
September 2004 Russell 2000 Index Mini Futures
   Contracts (Aggregate Market Value of Contracts
   $ 12,579,780)                                               213   $ (476,385)
                                                                     ----------

                                                             UNITS
                                                             -----
EQUITY INDEX SWAP AGREEMENT
September 2004 Russell 2000 Index Swap,
   Maturing 09/17/04**
   (Notional Value $7,900,800)                              13,357   $ (280,497)
                                                                     ----------

* THE ISSUER IS A PUBLICLY TRADED COMPANY THAT OPERATES UNDER A CONGRESSIONAL CHARTER; ITS SECURITIES ARE NEITHER ISSUED NOR GUARANTEED BY THE
     U.S. GOVERNMENT.

**   PRICE RETURN BASED ON RUSSELL 2000 INDEX +/- FINANCING AT A VARIABLE RATE.

                                              See Notes to Financial Statements.


42 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2004
--------------------------------------------------------------------------------
   U.S. GOVERNMENT BOND FUND
--------------------------------------------------------------------------------

                                                                          MARKET
                                                              FACE         VALUE
                                                            AMOUNT      (NOTE 1)
--------------------------------------------------------------------------------

FEDERAL AGENCY DISCOUNT NOTES 21.8%
Federal Farm Credit Bank*
   1.09% due 07/08/04                                   $2,000,000   $ 1,999,576
Federal Home Loan Bank*
   1.09% due 07/07/04                                    2,000,000     1,999,636
Freddie Mac*
   1.18% due 07/07/04                                    2,000,000     1,999,607
                                                                     -----------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
   (Cost $5,998,819)                                                   5,998,819
                                                                     -----------
U.S. TREASURY OBLIGATIONS 32.2%
U.S. Treasury Bond
   5.38% due 02/15/31                                    8,772,000     8,867,944
                                                                     -----------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $8,441,174)                                                   8,867,944
                                                                     -----------
REPURCHASE AGREEMENTS 46.0%
Repurchase Agreement (Note 5)
   1.43% due 07/01/04                                    3,089,921     3,089,921
   1.23% due 07/01/04                                    3,167,169     3,167,169
   1.18% due 07/01/04                                    3,205,794     3,205,794
   1.00% due 07/01/04                                    3,197,452     3,197,452
                                                                     -----------
TOTAL REPURCHASE AGREEMENTS
   (Cost $12,660,336)                                                 12,660,336
                                                                     -----------
TOTAL INVESTMENTS 100%
   (Cost $27,100,329)                                                $27,527,099
                                                                     ===========

================================================================================

                                                                      UNREALIZED
                                                                            GAIN
                                                         CONTRACTS      (NOTE 1)
--------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
March 2004 U.S. Treasury Bond Futures Contracts
   (Aggregate Market Value of Contracts $31,241,125)           293   $   265,336
                                                                     ===========

* THE ISSUER IS A PUBLICLY TRADED COMPANY THAT OPERATES UNDER A CONGRESSIONAL CHARTER; ITS SECURITIES ARE NEITHER ISSUED NOR GUARANTEED BY THE
     U.S. GOVERNMENT.

See Notes to Financial Statements.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 43

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2004
--------------------------------------------------------------------------------
   JUNO FUND
--------------------------------------------------------------------------------

                                                                          MARKET
                                                              FACE         VALUE
                                                            AMOUNT      (NOTE 1)
--------------------------------------------------------------------------------

FEDERAL AGENCY DISCOUNT NOTES 39.5%
Fannie Mae*
   1.13% due 07/16/04                                  $ 5,000,000   $ 4,997,646
Farmer Mac*
   1.08% due 07/13/04                                   15,000,000    14,994,600
Federal Farm Credit Bank*
   1.09% due 07/08/04                                    5,000,000     4,998,940
Federal Home Loan Bank*
   1.12% due 07/14/04                                    5,000,000     4,997,978
Freddie Mac*
   1.12% due 07/07/04                                    5,000,000     4,999,067
                                                                     -----------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
   (Cost $34,988,231)                                                 34,988,231
                                                                     -----------

                                                         CONTRACTS
                                                       -----------
OPTIONS PURCHASED 0.0%
Call Options on:
   September 2004 U.S. Treasury Bond Futures
      Contracts Expiring September 2004 with
      strike price of 1230                                   1,321        20,641
   September 2004 U.S. Treasury Bond Futures
      Contracts Expiring September 2004 with
      strike price of 1220                                      80         1,250
                                                                     -----------
TOTAL OPTIONS PURCHASED
   (Cost $28,552)                                                         21,891
                                                                     -----------

                                                                          MARKET
                                                              FACE         VALUE
                                                            AMOUNT      (NOTE 1)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS 60.5%
Repurchase Agreement (Note 5)
   1.43% due 07/01/04                                  $ 3,887,894   $ 3,887,894
   1.23% due 07/01/04                                    3,985,091     3,985,091
   1.18% due 07/01/04                                    4,033,690     4,033,690
   1.00% due 07/01/04                                    4,023,194     4,023,194
   Individual Repurchase Agreement
      Lehman Brothers, Inc. at 0.95% due 07/01/04
      (Secured by U.S. Treasury Bonds, at a rate of
      5.375% and maturing 02/15/31, as collateral,
      with a Market Value of $38,497,125)               37,740,000    37,740,000
                                                                     -----------
TOTAL REPURCHASE AGREEMENTS
   (Cost $53,669,869)                                                 53,669,869
                                                                     -----------
TOTAL INVESTMENTS 100%
   (Cost $88,686,652)                                                $88,679,991
                                                                     ===========

================================================================================

                                                                      UNREALIZED
                                                                     GAIN (LOSS)
                                                         CONTRACTS      (NOTE 1)
--------------------------------------------------------------------------------

FUTURES CONTRACTS SOLD SHORT
September 2004 U.S. Treasury Bond Futures Contracts
   (Aggregate Market Value of
   Contracts $15,460,625)                                      145   $ (278,080)
                                                                     ==========

                                                              FACE
                                                            AMOUNT
                                                       -----------
U.S. TREASURY OBLIGATIONS SOLD SHORT
U.S. Treasury Bond
   (Market Value $36,156,180)                          $35,765,000   $2,433,163
                                                                     ==========

* THE ISSUER IS A PUBLICLY TRADED COMPANY THAT OPERATES UNDER A CONGRESSIONAL CHARTER; ITS SECURITIES ARE NEITHER ISSUED NOR GUARANTEED BY THE U.S. GOVERNMENT.

                                              See Notes to Financial Statements.


44 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2004
--------------------------------------------------------------------------------
   LARGE-CAP EUROPE FUND
--------------------------------------------------------------------------------

                                                                          MARKET
                                                               FACE        VALUE
                                                             AMOUNT     (NOTE 1)
--------------------------------------------------------------------------------

FEDERAL AGENCY DISCOUNT NOTES 27.0%
Fannie Mae*
   1.13% due 07/07/04                                    $  600,000   $  599,887
Farmer Mac*
   1.01% due 07/01/04                                       500,000      500,000
Federal Farm Credit Bank*
   1.09% due 07/08/04                                       600,000      599,873
Freddie Mac*
   1.12% due 07/07/04                                       500,000      499,907
                                                                      ----------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
   (Cost $2,199,667)                                                   2,199,667
                                                                      ----------
REPURCHASE AGREEMENTS 73.0%
Repurchase Agreement (Note 5)
   1.43% due 07/01/04                                       806,613      806,613
   1.23% due 07/01/04                                       826,778      826,778
   1.18% due 07/01/04                                       836,861      836,861
   1.00% due 07/01/04(t)                                  3,482,435    3,482,435
                                                                      ----------
TOTAL REPURCHASE AGREEMENTS
   (Cost $5,952,687)                                                   5,952,687
                                                                      ----------
TOTAL INVESTMENTS 100%
   (Cost $8,152,354)                                                  $8,152,354
                                                                      ==========

================================================================================

                                                                      UNREALIZED
                                                                     GAIN (LOSS)
                                                          CONTRACTS     (NOTE 1)
--------------------------------------------------------------------------------

FUTURES CONTRACTS PURCHASED
September 2004 Euro Currency Futures Contracts
   (Aggregate Market Value of Contracts $456,675)               3     $   5,351
                                                                      =========
                                                              UNITS
                                                              -----
EQUITY INDEX SWAP AGREEMENT
July 2004 Dow Jones Europe STOXX 50
   Index Swap, Maturing 07/19/04**
   (Notional Value $10,158,213)                               3,044   $(118,232)
                                                                      ---------

* THE ISSUER IS A PUBLICLY TRADED COMPANY THAT OPERATES UNDER A CONGRESSIONAL CHARTER; ITS SECURITIES ARE NEITHER ISSUED NOR GUARANTEED BY THE
     U.S. GOVERNMENT.

** PRICE RETURN BASED ON DOW JONES EUROPE STOXX 50 INDEX +/- FINANCING AT A VARIABLE RATE.

(t)  ALL OR A PORTION OF THIS SECURITY IS HELD AS COLLATERAL AT JUNE 30, 2004.

See Notes to Financial Statements.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 45

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2004
--------------------------------------------------------------------------------
   LARGE-CAP JAPAN FUND
--------------------------------------------------------------------------------

                                                                          MARKET
                                                              FACE         VALUE
                                                            AMOUNT      (NOTE 1)
--------------------------------------------------------------------------------

FEDERAL AGENCY DISCOUNT NOTES 29.3%
Fannie Mae*
   1.13% due 07/07/04                                   $3,000,000  $  2,999,435
Federal Farm Credit Bank*
   1.09% due 07/08/04                                    3,000,000     2,999,364
Freddie Mac*
   1.12% due 07/07/04                                    1,000,000       999,813
                                                                    ------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
   (Cost $6,998,612)                                                   6,998,612
                                                                    ------------
REPURCHASE AGREEMENTS 70.7%
Repurchase Agreement (Note 5)
   1.43% due 07/01/04                                    3,077,973     3,077,973
   1.23% due 07/01/04                                    3,154,922     3,154,922
   1.18% due 07/01/04                                    3,193,397     3,193,397
   1.00% due 07/01/04(t)                                 7,426,291     7,426,291
                                                                    ------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $16,852,583)                                                 16,852,583
                                                                    ------------
TOTAL INVESTMENTS 100%
   (Cost $23,851,195)                                               $ 23,851,195
                                                                    ============

================================================================================

                                                                     UNREALIZED
                                                                    GAIN (LOSS)
                                                         CONTRACTS     (NOTE 1)
--------------------------------------------------------------------------------

FUTURES CONTRACT PURCHASED
September 2004 Nikkei 225 Index Futures Contracts
   (Aggregate Market Value of
   Contracts $1,859,225)                                        31  $     9,378
September 2004 Yen Currency Exchange Futures
   Contracts (Aggregate Market Value of
   Contracts $2,996,500)                                        26      (12,909)
                                                                    -----------
(TOTAL AGGREGATE MARKET VALUE OF
   CONTRACTS $4,855,725)                                            $    (3,531)
                                                                    -----------
                                                             UNITS
                                                         ---------
EQUITY INDEX SWAP AGREEMENT
July 2004 Topix 100 Index Swap,
   Maturing 07/26/04**
   (Notional Value $28,274,179)                          3,664,583  $   614,618
                                                                    -----------

* THE ISSUER IS A PUBLICLY TRADED COMPANY THAT OPERATES UNDER A CONGRESSIONAL CHARTER; ITS SECURITIES ARE NEITHER ISSUED NOR GUARANTEED BY THE
     U.S. GOVERNMENT.

**   PRICE RETURN BASED ON TOPIX 100 INDEX +/- FINANCING AT A VARIABLE RATE.

(t)  ALL OR A PORTION OF THIS SECURITY IS HELD AS COLLATERAL AT JUNE 30, 2004.

                                              See Notes to Financial Statements.


46 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2004
--------------------------------------------------------------------------------
   LONG DYNAMIC DOW 30 FUND
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                               SHARES   (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 74.9%

INDUSTRIALS 20.2%
   AEROSPACE & DEFENSE 9.5%
   United Technologies Corp.                                    1,200   $109,776
   Boeing Co.                                                   1,200     61,308
   Honeywell International, Inc.                                1,200     43,956
                                                                        --------
TOTAL AEROSPACE & DEFENSE                                                215,040
                                                                        --------
   INDUSTRIAL CONGLOMERATES 6.5%
   3M Co.                                                       1,200    108,012
   General Electric Co.                                         1,200     38,880
                                                                        --------
TOTAL INDUSTRIAL CONGLOMERATES                                           146,892
                                                                        --------
   MACHINERY 4.2%
   Caterpillar, Inc.                                            1,200     95,328
                                                                        --------
TOTAL MACHINERY                                                           95,328
                                                                        --------
TOTAL INDUSTRIALS                                                        457,260
                                                                        --------
FINANCIALS 11.0%
   INSURANCE 3.8%
   American International Group, Inc.                           1,200     85,536
                                                                        --------
TOTAL INSURANCE                                                           85,536
                                                                        --------
   CONSUMER FINANCE 2.7%
   American Express Co.                                         1,200     61,656
                                                                        --------
TOTAL CONSUMER FINANCE                                                    61,656
                                                                        --------
   DIVERSIFIED FINANCIALS 2.5%
   Citigroup, Inc.                                              1,200     55,800
                                                                        --------
TOTAL DIVERSIFIED FINANCIALS                                              55,800
                                                                        --------
   CAPITAL MARKETS 2.0%
   J.P. Morgan Chase & Co.                                      1,200     46,524
                                                                        --------
TOTAL CAPITAL MARKETS                                                     46,524
                                                                        --------
TOTAL FINANCIALS                                                         249,516
                                                                        --------
CONSUMER STAPLES 11.0%
   HOUSEHOLD PRODUCTS 2.9%
   Procter & Gamble Co.                                         1,200     65,328
                                                                        --------
TOTAL HOUSEHOLD PRODUCTS                                                  65,328
                                                                        --------
   FOOD & DRUG RETAILING 2.8%
   Wal-Mart Stores, Inc.                                        1,200     63,312
                                                                        --------
TOTAL FOOD & DRUG RETAILING                                               63,312
                                                                        --------
   BEVERAGES 2.7%
   Coca-Cola Co.                                                1,200     60,576
                                                                        --------
TOTAL BEVERAGES                                                           60,576
                                                                        --------
   TOBACCO 2.6%
   Altria Group, Inc.                                           1,200     60,060
                                                                        --------
TOTAL TOBACCO                                                             60,060
                                                                        --------
TOTAL CONSUMER STAPLES                                                   249,276
                                                                        --------
INFORMATION TECHNOLOGY 8.8%
   COMPUTERS & PERIPHERALS 5.8%
   International Business Machines Corp.                        1,200    105,780
   Hewlett-Packard Co.                                          1,200     25,320
                                                                        --------
TOTAL COMPUTERS & PERIPHERALS                                            131,100
                                                                        --------
   SOFTWARE 1.5%
   Microsoft Corp.                                              1,200     34,272
                                                                        --------
TOTAL SOFTWARE                                                            34,272
                                                                        --------
   SEMICONDUCTOR EQUIPMENT & PRODUCTS 1.5%
   Intel Corp.                                                  1,200     33,120
                                                                        --------
TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS                                  33,120
                                                                        --------
TOTAL INFORMATION TECHNOLOGY                                             198,492
                                                                        --------
HEALTH CARE 7.3%
   PHARMACEUTICALS 7.3%
   Johnson & Johnson, Inc.                                      1,200     66,840
   Merck & Co., Inc.                                            1,200     57,000
   Pfizer, Inc.                                                 1,200     41,136
                                                                        --------
TOTAL PHARMACEUTICALS                                                    164,976
                                                                        --------
TOTAL HEALTH CARE                                                        164,976
                                                                        --------
CONSUMER DISCRETIONARY 7.0%
   AUTOMOBILES 2.5%
   General Motors Corp.                                         1,200     55,908
                                                                        --------
TOTAL AUTOMOBILES                                                         55,908
                                                                        --------
   SPECIALTY RETAIL 1.8%
   Home Depot, Inc.                                             1,200     42,240
                                                                        --------
TOTAL SPECIALTY RETAIL                                                    42,240
                                                                        --------
   HOTELS RESTAURANTS & LEISURE 1.4%
   McDonald's Corp.                                             1,200     31,200
                                                                        --------
TOTAL HOTELS RESTAURANTS & LEISURE                                        31,200
                                                                        --------
   MEDIA 1.3%
   Walt Disney Co.                                              1,200     30,588
                                                                        --------
TOTAL MEDIA                                                               30,588
                                                                        --------
TOTAL CONSUMER DISCRETIONARY                                             159,936
                                                                        --------
MATERIALS 4.1%
   CHEMICALS 2.4%
   EI Du Pont de Nemours & Co.                                  1,200     53,304
                                                                        --------
TOTAL CHEMICALS                                                           53,304
                                                                        --------
   METALS & MINING 1.7%
   Alcoa, Inc.                                                  1,200     39,636
                                                                        --------
TOTAL METALS & MINING                                                     39,636
                                                                        --------
TOTAL MATERIALS                                                           92,940
                                                                        --------

See Notes to Financial Statements.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 47

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)                    June 30, 2004
--------------------------------------------------------------------------------
   LONG DYNAMIC DOW 30 FUND
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                             SHARES     (NOTE 1)
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES 3.2%
   DIVERSIFIED TELECOMMUNICATION SERVICES 3.2%
   Verizon Communications, Inc.                               1,200   $   43,428
   SBC Communications, Inc.                                   1,200       29,100
                                                                      ----------
TOTAL DIVERSIFIED
   TELECOMMUNICATION SERVICES                                             72,528
                                                                      ----------
TOTAL TELECOMMUNICATION SERVICES                                          72,528
                                                                      ----------
ENERGY 2.3%
   OIL & GAS 2.3%
   Exxon Mobil Corp.                                          1,200       53,292
                                                                      ----------
TOTAL OIL & GAS                                                           53,292
                                                                      ----------
TOTAL ENERGY                                                              53,292
                                                                      ----------
TOTAL COMMON STOCKS (Cost $1,660,212)                                  1,698,216
                                                                      ----------

                                                               FACE
                                                             AMOUNT
                                                          ---------
REPURCHASE AGREEMENTS 25.1%
Repurchase Agreement (Note 5)
   1.43% due 07/01/04                                      $ 97,072       97,072
   1 23% due 07/01/04                                        99,498       99,498
   1 18% due 07/01/04                                       100,712      100,712
   1.00% due 07/01/04(t)                                    271,717      271,717
                                                                      ----------
TOTAL REPURCHASE AGREEMENTS
   (Cost $568,999)                                                       568,999
                                                                      ----------
TOTAL INVESTMENTS 100%
   (Cost $2,229,211)                                                  $2,267,215
                                                                      ==========

================================================================================

                                                                      UNREALIZED
                                                                           GAIN
                                                          CONTRACTS     (NOTE 1)
                                                          ---------   ----------
FUTURES CONTRACTS PURCHASED
September 2004 Dow Jones Industrial
   Average Index Mini Futures Contracts
   (Aggregate Market Value of Contracts $2,032,680)              39       $2,770
                                                                          ======

                                                              UNITS
                                                          ---------
EQUITY INDEX SWAP AGREEMENT
July 2004 Dow Jones Industrial Average
   Index Swap, Maturing 07/19/04*
   (Notional Value $777,174)                                     75       $3,519
                                                                          ------

* PRICE RETURN BASED ON DOW JONES INDUSTRIAL AVERAGE INDEX +/- FINANCING AT A VARIABLE RATE.

(t)  ALL OR A PORTION OF THIS SECURITY IS HELD AS COLLATERAL AT JUNE 30, 2004.

                                              See Notes to Financial Statements.


48 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2004
--------------------------------------------------------------------------------
   INVERSE DYNAMIC DOW 30 FUND
--------------------------------------------------------------------------------

                                                                          MARKET
                                                               FACE        VALUE
                                                             AMOUNT     (NOTE 1)
--------------------------------------------------------------------------------

FEDERAL AGENCY DISCOUNT NOTES 52.9%
Fannie Mae*
   1.16% due 07/07/04                                     $ 250,000   $  249,951
Federal Home Loan Bank*
   1.20% due 07/02/04                                       100,000       99,997
Freddie Mac*
   1 20% due 07/20/04                                       250,000      249,842
                                                                      ----------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
   (Cost $599,790)                                                       599,790
                                                                      ----------
REPURCHASE AGREEMENTS 47.1%
Repurchase Agreement (Note 5)
   1.23% due 07/01/04                                       110,903      110,903
   1 18% due 07/01/04                                       111,918      111,918
   1.00% due 07/01/04(t)                                    311,603      311,603
                                                                      ----------
TOTAL REPURCHASE AGREEMENTS
   (Cost $534,424)                                                       534,424
                                                                      ----------
TOTAL INVESTMENTS 100%
   (Cost $1,134,214)                                                  $1,134,214
                                                                      ==========

================================================================================

                                                                      UNREALIZED
                                                                     GAIN (LOSS)
                                                         CONTRACTS      (NOTE 1)
--------------------------------------------------------------------------------
FUTURES CONTRACTS SOLD SHORT
August 2004 Dow Jones Industrial Average
   Index Mini Futures Contracts
   (Aggregate Market Value of Contracts $625,440)               12    $     529
                                                                      =========
                                                             UNITS
                                                         ---------
EQUITY INDEX SWAP AGREEMENT
July 2004 Dow Jones Industrial Average
   Index Swap, Maturing 07/19/04**
   (Notional Value $2,016,608)                                 195    $ (10,062)
                                                                      ---------

* THE ISSUER IS A PUBLICLY TRADED COMPANY THAT OPERATES UNDER A CONGRESSIONAL CHARTER; ITS SECURITIES ARE NEITHER ISSUED NOR GUARANTEED BY THE
     U.S. GOVERNMENT.

** PRICE RETURN BASED ON DOW JONES INDUSTRIAL AVERAGE INDEX +/- FINANCING AT ABAILABLE RATE.

(t)  ALL OR A PORTION OF THIS SECURITY IS HELD AS COLLATERAL AT JUNE 30, 2004.

See Notes to Financial Statements.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 49

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2004
--------------------------------------------------------------------------------
   SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                             SHARES     (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 99.1%

INDUSTRIALS 22.6%
   COMMERCIAL SERVICES & SUPPLIES 5.7%
   United Stationers, Inc.*                                   3,353   $  133,181
   Waste Connections, Inc *                                   4,228      125,388
   ABM Industries, Inc.                                       4,804       93,534
   G & K Services, Inc. -- Class A                            2,076       83,434
   NCO Group, Inc.*                                           3,031       80,897
   CDI Corp.                                                  1,966       68,024
   Central Parking Corp.                                      3,582       66,948
   School Specialty, Inc.*                                    1,814       65,866
   Ionics, Inc.*                                              2,234       63,111
   Spherion Corp.*                                            5,936       60,191
   Bowne & Co., Inc.                                          3,455       54,762
   Consolidated Graphics, Inc.*                               1,224       53,917
   Volt Information Sciences, Inc.*                           1,474       46,446
   SOURCECORP, Inc.*                                          1,548       42,601
   Mobile Mini, Inc.*                                         1,389       39,461
   PRG-Schultz International, Inc.*                           6,067       33,186
   Standard Register Co.                                      2,765       32,904
   Angelica Corp.                                               808       20,289
   Insurance Auto Auctions, Inc.*                             1,042       17,714
   On Assignment, Inc.*                                       2,470       14,573
                                                                      ----------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                   1,196,427
                                                                      ----------
   MACHINERY 4.9%
   Timken Co.                                                 8,755      231,920
   Reliance Steel & Aluminum Co.                              3,114      125,556
   Mueller Industries, Inc.                                   3,451      123,546
   Albany International Corp. -- Class A                      3,185      106,889
   Watts Industries, Inc. -- Class A                          3,107       83,734
   Barnes Group, Inc.                                         2,280       66,074
   Thomas Industries, Inc.                                    1,668       55,378
   Valmont Industries, Inc.                                   2,346       53,723
   Gardner Denver, Inc.*                                      1,878       52,396
   Stewart & Stevenson Services, Inc.                         2,787       49,943
   Astec Industries, Inc.*                                    1,979       37,265
   Robbins & Myers, Inc.                                      1,401       31,452
   Lydall, Inc.*                                              1,561       15,251
   Wolverine Tube, Inc.*                                      1,105       12,045
                                                                      ----------
TOTAL MACHINERY                                                        1,045,172
                                                                      ----------
   AEROSPACE & DEFENSE 2.7%
   Curtiss-Wright Corp.                                       2,095      117,718
   Moog, Inc. -- Class A*                                     2,541       94,297
   DRS Technologies, Inc.*                                    2,547       81,249
   Esterline Technologies Corp.*                              2,111       62,338
   Gencorp, Inc.                                              4,314       57,764
   Triumph Group, Inc.*                                       1,524       48,661
   EDO Corp.                                                  1,899       45,804
   AAR Corp.*                                                 3,101       35,196
   Kaman Corp. -- Class A                                     2,247       31,436
                                                                      ----------
TOTAL AEROSPACE & DEFENSE                                                574,463
                                                                      ----------
   ROAD & RAIL 2.2%
   Yellow Roadway Corp.*                                      4,724      188,299
   Kansas City Southern*                                      6,145       95,247
   USF Corp.                                                  2,697       94,745
   Arkansas Best Corp.                                        2,454       80,786
                                                                      ----------
TOTAL ROAD & RAIL                                                        459,077
                                                                      ----------
   ELECTRICAL EQUIPMENT 1.6%
   A.O. Smith Corp.                                           2,847       90,506
   Woodward Governor Co.                                      1,016       73,264
   Belden, Inc.                                               2,524       54,089
   Regal-Beloit Corp.                                         2,407       53,580
   C&D Technologies, Inc.                                     2,475       44,129
   MagneTek, Inc.*                                            2,764       23,052
                                                                      ----------
TOTAL ELECTRICAL EQUIPMENT                                               338,620
                                                                      ----------
   TRADING COMPANIES & DISTRIBUTORS 1.6%
   Hughes Supply, Inc.                                        2,954      174,079
   Watsco, Inc.                                               2,594       72,814
   Applied Industrial Technologies, Inc.                      1,851       55,752
   Lawson Products, Inc.                                        848       32,351
                                                                      ----------
TOTAL TRADING COMPANIES & DISTRIBUTORS                                   334,996
                                                                      ----------
   CONSTRUCTION & ENGINEERING 1.3%
   URS Corp.*                                                 4,166      114,148
   EMCOR Group, Inc.*                                         1,460       64,211
   Shaw Group, Inc.*                                          6,194       62,745
   Insituform Technologies, Inc. -- Class A*                  2,611       42,481
                                                                      ----------
TOTAL CONSTRUCTION & ENGINEERING                                         283,585
                                                                      ----------
   BUILDING PRODUCTS 0.9%
   Lennox International, Inc.                                 5,701      103,188
   Universal Forest Products, Inc.                            1,707       55,051
   Apogee Enterprises, Inc.                                   2,669       27,758
                                                                      ----------
TOTAL BUILDING PRODUCTS                                                  185,997
                                                                      ----------
   AIRLINES 0.8%
   SkyWest, Inc.                                              5,625       97,931
   Frontier Airlines, Inc.*                                   3,497       38,047
   Atlantic Coast Airlines Holdings, Inc.*                    4,386       25,176
                                                                      ----------
TOTAL AIRLINES                                                           161,154
                                                                      ----------

                                              See Notes to Financial Statements.


50 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2004
--------------------------------------------------------------------------------
   SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                             SHARES     (NOTE 1)
--------------------------------------------------------------------------------

   INDUSTRIAL CONGLOMERATES 0.5%
   Tredegar Corp.                                             3,756   $   60,584
   Standex International Corp.                                1,094       29,757
   Gerber Scientific, Inc.*                                   2,200       15,532
                                                                      ----------
TOTAL INDUSTRIAL CONGLOMERATES                                           105,873
                                                                      ----------
   MARINE 0.4%
   Kirby Corp.*                                               2,414       93,905
                                                                      ----------
TOTAL MARINE                                                              93,905
                                                                      ----------
TOTAL INDUSTRIALS                                                      4,779,269
                                                                      ----------
FINANCIALS 19.2%
   THRIFTS & MORTGAGE FINANCE 5.1%
   Downey Financial Corp.                                     2,716      144,627
   MAF Bancorp, Inc.                                          3,140      134,015
   Flagstar Bancorp, Inc.                                     5,978      118,843
   Commercial Federal Corp.                                   3,973      107,668
   BankAtlantic Bancorp, Inc. -- Class A                      5,802      107,047
   Seacoast Financial Services Corp.                          2,922      101,101
   Waypoint Financial Corp.                                   3,301       91,075
   Brookline Bancorp, Inc.                                    5,721       83,927
   BankUnited Financial Corp. -- Class A*                     2,904       74,923
   FirstFed Financial Corp.*                                  1,624       67,559
   Anchor BanCorp Wisconsin, Inc.                             2,266       59,913
                                                                      ----------
TOTAL THRIFTS & MORTGAGE FINANCE                                       1,090,698
                                                                      ----------
   INSURANCE 4.5%
   Delphi Financial Group, Inc. -- Class A                    3,036      135,102
   Philadelphia Consolidated Holding Co.*                     2,187      131,373
   Selective Insurance Group, Inc.                            2,693      107,397
   UICI*                                                      4,472      106,478
   ProAssurance Corp.*                                        2,825       96,361
   RLI Corp.                                                  2,469       90,119
   Zenith National Insurance Corp.                            1,824       88,646
   LandAmerica Financial Group, Inc.                          1,801       70,113
   Stewart Information Services Corp.                         1,729       58,388
   Presidential Life Corp.                                    2,839       51,159
   SCPIE Holdings Inc.                                          885        8,054
                                                                      ----------
TOTAL INSURANCE                                                          943,190
                                                                      ----------
   REAL ESTATE 4.2%
   Shurgard Storage Centers, Inc. -- Class A                  4,441      166,093
   Capital Automotive REIT                                    3,564      104,532
   Colonial Properties Trust                                  2,637      101,604
   Gables Residential Trust                                   2,835       96,333
   Lexington Corporate Properties Trust                       4,736       94,294
   Kilroy Realty Corp.                                        2,758       94,048
   Commercial Net Lease Realty                                5,051       86,877
   Entertainment Properties Trust                             2,278       81,416
   Glenborough Realty Trust, Inc.                             3,080       56,518
                                                                      ----------
TOTAL REAL ESTATE                                                        881,715
                                                                      ----------
   BANKS 3.9%
   Whitney Holding Corp.                                      3,963      177,027
   Chittenden Corp.                                           3,619      127,208
   Susquehanna Bancshares, Inc.                               4,453      112,038
   Provident Bankshares Corp.                                 3,256       93,903
   Irwin Financial Corp.                                      2,748       72,547
   First Republic Bank                                        1,530       65,912
   Sterling Bancshares, Inc./TX                               4,330       61,443
   Riggs National Corp.                                       2,807       59,284
   Umpqua Holding Corp.                                       2,763       57,995
                                                                      ----------
TOTAL BANKS                                                              827,357
                                                                      ----------
   CAPITAL MARKETS 0.8%
   Piper Jaffray Cos., Inc.*                                  1,982       89,646
   Investment Technology Group, Inc.*                         4,250       54,357
   SWS Group, Inc                                             1,645       25,169
                                                                      ----------
TOTAL CAPITAL MARKETS                                                    169,172
                                                                      ----------
   CONSUMER FINANCE 0.4%
   Cash America International, Inc.                           2,757       63,411
   World Acceptance Corp.*                                    1,774       32,517
                                                                      ----------
TOTAL CONSUMER FINANCE                                                    95,928
                                                                      ----------
   DIVERSIFIED FINANCIALS 0.3%
   Financial Federal Corp.*                                   1,651       58,214
                                                                      ----------
TOTAL DIVERSIFIED FINANCIALS                                              58,214
                                                                      ----------
TOTAL FINANCIALS                                                       4,066,274
                                                                      ----------
CONSUMER DISCRETIONARY 14.6%
   SPECIALTY RETAIL 3.8%
   PEP Boys-Manny Moe & Jack                                  5,800      147,030
   Linens 'N Things, Inc.*                                    4,366      127,968
   Burlington Coat Factory Warehouse Corp.                    4,323       83,434
   Group 1 Automotive, Inc.*                                  2,228       73,992
   Movie Gallery, Inc.                                        3,315       64,808
   Jo-Ann Stores, Inc.*                                       2,201       64,709
   Dress Barn, Inc.*                                          2,869       49,117
   Cato Corp. -- Class A                                      2,059       46,225
   Haverty Furniture Cos., Inc.                               2,230       38,980
   Goody's Family Clothing, Inc.                              3,167       32,842
   Hancock Fabrics, Inc./DE                                   1,803       22,988
   Building Material Holding Corp.                            1,212       22,943

See Notes to Financial Statements.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 51

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2004
--------------------------------------------------------------------------------
   SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                             SHARES     (NOTE 1)
--------------------------------------------------------------------------------

   The Wet Seal, Inc. -- Class A*                             2,911   $   15,225
   Ultimate Electronics, Inc.*                                1,444        7,133
                                                                      ----------
TOTAL SPECIALTY RETAIL                                                   797,394
                                                                      ----------
   HOUSEHOLD DURABLES 3.6%
   M.D.C. Holdings, Inc.                                      3,140      199,736
   Standard-Pacific Corp.                                     3,367      165,993
   La-Z-Boy, Inc.                                             5,081       91,356
   Meritage Corp.*                                            1,189       81,803
   Interface, Inc. -- Class A*                                5,066       44,226
   Russ Berrie & Co., Inc.                                    2,064       40,104
   Skyline Corp.                                                760       30,894
   National Presto Industries, Inc.                             614       25,315
   Bassett Furniture Industries, Inc.                         1,053       22,913
   Applica, Inc.*                                             2,364       21,040
   Department 56, Inc.*                                       1,189       18,311
   Enesco Group, Inc.*                                        1,375       12,320
                                                                      ----------
TOTAL HOUSEHOLD DURABLES                                                 754,011
                                                                      ----------
   HOTELS RESTAURANTS & LEISURE 3.1%
   Jack in the Box, Inc.*                                     3,591      106,653
   Aztar Corp.*                                               3,410       95,480
   Landry's Restaurants, Inc.                                 2,709       80,972
   IHOP Corp.                                                 2,125       75,990
   Ryan's Restaurant Group, Inc.*                             4,085       64,543
   Lone Star Steakhouse & Saloon, Inc.                        2,117       57,561
   Marcus Corp.                                               2,884       49,749
   Prime Hospitality Corp.*                                   4,356       46,261
   Pinnacle Entertainment, Inc.*                              3,499       44,122
   O'Charleys, Inc.*                                          2,107       36,219
                                                                      ----------
TOTAL HOTELS RESTAURANTS & LEISURE                                       657,550
                                                                      ----------
   TEXTILES & APPAREL 1.7%
   Kellwood Co.                                               2,646      115,233
   Brown Shoe Co., Inc.                                       1,741       71,259
   Phillips-Van Heusen Corp.                                  2,976       57,288
   Russell Corp.                                              3,142       56,430
   Stride Rite Corp.                                          3,815       42,080
   Haggar Corp.                                                 639       12,876
   Ashworth, Inc.*                                            1,308       10,870
                                                                      ----------
TOTAL TEXTILES & APPAREL                                                 366,036
                                                                      ----------
   LEISURE EQUIPMENT & PRODUCTS 1.0%
   K2, Inc.*                                                  4,046       63,522
   Nautilus Group, Inc.                                       3,144       61,340
   JAKKS Pacific, Inc.*                                       2,478       51,518
   Action Performance Cos., Inc.                              1,748       26,342
   Concord Camera Corp.*                                      2,808        9,266
   Meade Instruments Corp.*                                   1,902        6,067
                                                                      ----------
TOTAL LEISURE EQUIPMENT & PRODUCTS                                       218,055
                                                                      ----------
   INTERNET & CATALOG RETAIL 0.4%
   Insight Enterprises, Inc.*                                 4,757       84,484
                                                                      ----------
TOTAL INTERNET & CATALOG RETAIL                                           84,484
                                                                      ----------
   AUTO COMPONENTS 0.3%
   Standard Motor Products, Inc.                              1,879       27,678
   Tower Automotive, Inc.*                                    5,629       20,489
   Intermet Corp.                                             2,507       10,780
                                                                      ----------
TOTAL AUTO COMPONENTS                                                     58,947
                                                                      ----------
   MEDIA 0.3%
   Information Holdings, Inc.*                                2,078       56,875
                                                                      ----------
TOTAL MEDIA                                                               56,875
                                                                      ----------
   MULTILINE RETAIL 0.2%
   ShopKo Stores, Inc.*                                       2,846       40,243
                                                                      ----------
TOTAL MULTILINE RETAIL                                                    40,243
                                                                      ----------
   AUTOMOBILES 0.1%
   Coachmen Industries, Inc.                                  1,509       24,129
                                                                      ----------
TOTAL AUTOMOBILES                                                         24,129
                                                                      ----------
   DISTRIBUTORS 0.1%
   Advanced Marketing Services, Inc.                          1,818       23,470
                                                                      ----------
TOTAL DISTRIBUTORS                                                        23,470
                                                                      ----------
TOTAL CONSUMER DISCRETIONARY                                           3,081,194
                                                                      ----------
INFORMATION TECHNOLOGY 11.2%
   ELECTRONIC EQUIPMENT & INSTRUMENTS 4.4%
   Anixter International, Inc.*                               3,614      122,984
   Benchmark Electronics, Inc.*                               3,998      116,342
   Coherent, Inc.*                                            2,917       87,073
   Technitrol, Inc.*                                          3,931       86,089
   Electro Scientific Industries, Inc.*                       2,726       77,173
   Paxar Corp.*                                               3,872       75,581
   Checkpoint Systems, Inc.*                                  3,683       66,036
   Park Electrochemical Corp.                                 1,890       47,723
   Methode Electronics, Inc. -- Class A                       3,495       45,330
   CTS Corp.                                                  3,548       42,789
   Agilsys, Inc.                                              3,096       42,694
   Standard Microsystems Corp.*                               1,760       41,043
   Radisys Corp.*                                             1,802       33,463
   Bell Microproducts, Inc.*                                  2,643       21,382
   Planar Systems, Inc.*                                      1,418       18,987
                                                                      ----------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                 924,689
                                                                      ----------
   COMMUNICATIONS EQUIPMENT 2.1%
   Adaptec, Inc.*                                            10,695       90,480
   Black Box Corp.                                            1,689       79,822
   Exar Corp.*                                                4,008       58,757
   Cable Design Technologies Corp.*                           4,086       43,312
   Symmetricom, Inc.*                                         4,339       38,617

                                              See Notes to Financial Statements.


52 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONTINUED)                     June 30, 2004
--------------------------------------------------------------------------------
SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                             SHARES     (NOTE 1)
--------------------------------------------------------------------------------

   Audiovox Corp. -- Class A*                                 2,273   $   38,368
   PC-Tel, Inc.*                                              2,083       24,579
   Digi International, Inc.*                                  2,133       22,866
   Network Equipment Technologies, Inc.*                      2,389       19,494
   Tollgrade Communications, Inc.*                            1,226       13,020
   SCM Microsystems, Inc.*                                    1,485        9,653
                                                                      ----------
TOTAL COMMUNICATIONS EQUIPMENT                                           438,968
                                                                      ----------
   SEMICONDUCTOR EQUIPMENT & PRODUCTS 1.6%
   Skyworks Solutions, Inc.*                                 14,588      127,353
   Photronics, Inc.*                                          3,129       59,263
   Cohu, Inc.                                                 2,135       40,651
   Dupont Photomasks, Inc.*                                   1,752       35,618
   Pericom Semiconductor Corp.*                               2,582       27,653
   Alliance Semiconductor Corp.*                              3,476       20,682
   Supertex, Inc.*                                            1,153       18,840
   Three-Five Systems, Inc.*                                  2,126       10,843
                                                                      ----------
TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS                                 340,903
                                                                      ----------
   SOFTWARE 1.1%
   THQ, Inc.*                                                 3,797       86,951
   Verity, Inc.*                                              3,616       48,852
   JDA Software Group, Inc.*                                  2,813       37,047
   Captaris, Inc.*                                            3,096       20,000
   Phoenix Technologies, Ltd.*                                2,405       16,811
   Roxio, Inc.*                                               3,227       15,845
   NYFIX, Inc *                                               3,110       15,208
                                                                      ----------
TOTAL SOFTWARE                                                           240,714
                                                                      ----------
   IT CONSULTING & SERVICES 0.8%
   eFunds Corp.*                                              4,715       82,513
   Ciber, Inc.*                                               5,834       47,955
   Pegasus Solutions, Inc.*                                   2,298       30,173
                                                                      ----------
TOTAL IT CONSULTING & SERVICES                                           160,641
                                                                      ----------
   INTERNET SOFTWARE & SERVICES 0.7%
   Internet Security Systems, Inc.*                           4,760       73,018
   Digital Insight Corp.*                                     3,434       71,187
                                                                      ----------
TOTAL INTERNET SOFTWARE & SERVICES                                       144,205
                                                                      ----------
   COMPUTERS & PERIPHERALS 0.5%
   Hutchinson Technology, Inc.*                               2,553       62,778
   Pinnacle Systems, Inc.*                                    6,697       47,884
                                                                      ----------
TOTAL COMPUTERS & PERIPHERALS                                            110,662
                                                                      ----------
TOTAL INFORMATION TECHNOLOGY                                           2,360,782
                                                                      ----------
MATERIALS 8.1%
   METALS & MINING 2.7%
   Steel Dynamics, Inc.*                                      4,842      138,627
   Commercial Metals Co.                                      2,812       91,249
   Quanex Corp.                                               1,578       76,849
   Carpenter Technology Corp.                                 2,253       76,715
   Ryerson Tull, Inc.                                         2,444       38,811
   RTI International Metals, Inc.*                            2,108       33,623
   Brush Engineered Materials, Inc.*                          1,606       30,353
   Steel Technologies, Inc.                                   1,153       25,458
   IMCO Recycling, Inc.*                                      1,487       19,658
   A.M. Castle & Co.*                                         1,523       16,372
   Commonwealth Industries, Inc.*                             1,547       15,996
                                                                      ----------
TOTAL METALS & MINING                                                    563,711
                                                                      ----------
   CHEMICALS 2.4%
   OM Group, Inc.*                                            2,753       90,876
   H.B. Fuller Co.                                            2,764       78,498
   PolyOne Corp.*                                             8,950       66,588
   Arch Chemicals, Inc.                                       2,295       66,142
   Cambrex Corp.                                              2,550       64,336
   A. Schulman, Inc.                                          2,920       62,751
   Wellman, Inc.                                              3,072       24,975
   Quaker Chemical Corp.                                        870       24,029
   Material Sciences Corp.*                                   1,387       14,772
   Penford Corp.                                                794       13,935
                                                                      ----------
TOTAL CHEMICALS                                                          506,902
                                                                      ----------
   CONTAINERS & PACKAGING 1.6%
   AptarGroup, Inc.                                           3,595      157,066
   Rock-Tenn Co. -- Class A                                   3,491       59,172
   Chesapeake Corp.                                           1,856       49,518
   Myers Industries, Inc.                                     2,923       41,214
   Caraustar Industries, Inc.*                                2,759       38,930
                                                                      ----------
TOTAL CONTAINERS & PACKAGING                                             345,900
                                                                      ----------
   PAPER & FOREST PRODUCTS 1.0%
   Wausau-Mosinee Paper Corp.                                 5,050       87,365
   Schweitzer-Mauduit International, Inc.                     1,456       44,597
   Buckeye Technologies, Inc.*                                3,647       41,941
   Pope & Talbot, Inc.                                        1,521       30,070
                                                                      ----------
TOTAL PAPER & FOREST PRODUCTS                                            203,973
                                                                      ----------
   CONSTRUCTION MATERIALS 0.4%
   Texas Industries, Inc.                                     2,102       86,539
                                                                      ----------
TOTAL CONSTRUCTION MATERIALS                                              86,539
                                                                      ----------
TOTAL MATERIALS                                                        1,707,025
                                                                      ----------
See Notes to Financial Statements.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 53

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2004
--------------------------------------------------------------------------------
   SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                             SHARES     (NOTE 1)
--------------------------------------------------------------------------------

UTILITIES 7.4%
   GAS UTILITIES 4.1%
   Piedmont Natural Gas Co.                                   3,741   $  159,741
   UGI Corp.                                                  4,972      159,601
   Southern Union Co.*                                        7,096      149,584
   Atmos Energy Corp.                                         5,110      130,816
   Southwest Gas Corp.                                        3,428       82,718
   Northwest Natural Gas Co.                                  2,655       80,977
   Laclede Group, Inc.                                        2,066       56,629
   NUI Corp.                                                  1,537       22,440
   Cascade Natural Gas Corp.                                  1,006       22,202
                                                                      ----------
TOTAL GAS UTILITIES                                                      864,708
                                                                      ----------
   ELECTRIC UTILITIES 1.9%
   Cleco Corp.                                                4,688       84,290
   Unisource Energy Corp.                                     3,372       83,794
   El Paso Electric Co.*                                      4,683       72,306
   CH Energy Group, Inc.                                      1,523       70,728
   UIL Holding Corp.                                          1,411       68,702
   Central Vermont Public Service Corp.                       1,089       22,314
   Green Mountain Power Corp.                                   453       11,823
                                                                      ----------
TOTAL ELECTRIC UTILITIES                                                 413,957
                                                                      ----------
   MULTI-UTILITIES 1.2%
   Energen Corp.                                              3,573      171,468
   Avista Corp.                                               4,756       87,606
                                                                      ----------
TOTAL MULTI-UTILITIES                                                    259,074
                                                                      ----------
   WATER UTILITIES 0.2%
   American States Water Co.                                  1,474       34,256
                                                                      ----------
TOTAL WATER UTILITIES                                                     34,256
                                                                      ----------
TOTAL UTILITIES                                                        1,571,995
                                                                      ----------
HEALTH CARE 6.5%
   HEALTH CARE PROVIDERS & SERVICES 3.3%
   US Oncology, Inc.*                                         8,384      123,413
   Owens & Minor, Inc.                                        3,840       99,456
   Province Healthcare Co.*                                   4,843       83,057
   Sunrise Senior Living, Inc.*                               2,047       80,120
   Cross Country Healthcare, Inc.*                            3,082       55,938
   Chemed Corp.                                               1,088       52,768
   Parexel International Corp.*                               2,553       50,549
   RehabCare Group, Inc.*                                     1,559       41,516
   Orthodontic Centers Of America, Inc.*                      4,916       40,262
   Hooper Holmes, Inc.                                        6,350       36,449
   Cryolife, Inc.*                                            2,296       12,100
   Curative Health Services, Inc.*                            1,164       10,080
                                                                      ----------
TOTAL HEALTH CARE PROVIDERS & SERVICES                                   685,708
                                                                      ----------
   HEALTH CARE EQUIPMENT & SUPPLIES 2.4%
   Invacare Corp.                                             3,018      134,965
   Conmed Corp.*                                              2,874       78,748
   Viasys Healthcare, Inc.*                                   2,974       62,186
   Datascope Corp.                                            1,436       56,995
   Analogic Corp.                                             1,325       56,220
   Sola International, Inc.*                                  3,076       53,000
   Vital Signs, Inc.                                          1,155       33,541
   Theragenics Corp*                                          2,899       13,393
   Osteotech, Inc.*                                           1,645       10,676
                                                                      ----------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                   499,724
                                                                      ----------
   PHARMACEUTICALS 0.7%
   Alpharma, Inc. -- Class A                                  5,116      104,776
   Cima Labs, Inc.*                                           1,422       47,964
                                                                      ----------
TOTAL PHARMACEUTICALS                                                    152,740
                                                                      ----------
   BIOTECHNOLOGY 0.1%
   ArQule, Inc.*                                              2,798       14,746
   Savient Pharmaceuticals, Inc.*                             5,803       14,391
                                                                      ----------
TOTAL BIOTECHNOLOGY                                                       29,137
                                                                      ----------
TOTAL HEALTH CARE                                                      1,367,309
                                                                      ----------
ENERGY 4.7%
   ENERGY EQUIPMENT & SERVICES 2.4%
   Oceaneering International, Inc.*                           2,445       83,741
   SEACOR Holdings, Inc.*                                     1,772       77,844
   Lone Star Technologies, Inc.*                              2,787       76,810
   Veritas DGC, Inc.*                                         3,211       74,335
   Offshore Logistics, Inc.*                                  2,236       62,876
   W-H Energy Services, Inc.*                                 2,675       52,430
   Atwood Oceanics, Inc.*                                     1,251       52,229
   Dril-Quip, Inc.*                                           1,658       31,005
                                                                      ----------
TOTAL ENERGY EQUIPMENT & SERVICES                                        511,270
                                                                      ----------
   OIL & GAS 2.3%
   Spinnaker Exploration Co.*                                 3,335      131,332
   Cimarex Energy Co.*                                        4,024      121,645
   Stone Energy Corp.*                                        2,600      118,768
   Remington Oil & Gas Corp.*                                 2,638       62,257
   Swift Energy Co.*                                          2,698       59,518
                                                                      ----------
TOTAL OIL & GAS                                                          493,520
                                                                      ----------
TOTAL ENERGY                                                           1,004,790
                                                                      ----------
CONSUMER STAPLES 4.5%
   FOOD PRODUCTS 2.5%
   Corn Products International, Inc.                          3,582      166,742
   Flowers Foods, Inc.                                        4,269      111,634
   Ralcorp Holdings, Inc.*                                    2,832       99,687
   Hain Celestial Group, Inc.*                                3,581       64,816
   American Italian Pasta Co. -- Class A                      1,729       52,700

                                              See Notes to Financial Statements.


54 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)                    June 30, 2004
--------------------------------------------------------------------------------
   SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                            SHARES      (NOTE 1)
--------------------------------------------------------------------------------

   J&J Snack Foods Corp.*                                      805   $    32,868
                                                                     -----------
TOTAL FOOD PRODUCTS                                                      528,447
                                                                     -----------
   FOOD & DRUG RETAILING 1.9%
   Performance Food Group Co.*                               4,474       118,740
   Casey's General Stores, Inc.                              4,902        89,707
   Longs Drug Stores Corp.                                   3,665        87,484
   Duane Reade, Inc.*                                        2,401        39,208
   Great Atlantic & Pacific Tea Co.*                         3,772        28,893
   Nash Finch Co.                                            1,112        27,833
                                                                     -----------
TOTAL FOOD & DRUG RETAILING                                              391,865
                                                                     -----------
   TOBACCO 0.1%
   DIMON, Inc.                                               4,371        25,002
                                                                     -----------
TOTAL TOBACCO                                                             25,002
                                                                     -----------
TOTAL CONSUMER STAPLES                                                   945,314
                                                                     -----------
TELECOMMUNICATION SERVICES 0.3%
   DIVERSIFIED TELECOMMUNICATION SERVICES 0.2%
   General Communication, Inc. --
      Class A*                                               5,569        44,218
                                                                     -----------
TOTAL DIVERSIFIED
   TELECOMMUNICATION SERVICES                                             44,218
                                                                     -----------
   WIRELESS TELECOMMUNICATION SERVICES 0.1%
   Boston Communications
      Group, Inc.*                                           1,749        17,927
                                                                     -----------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                                 17,927
                                                                     -----------
TOTAL TELECOMMUNICATION SERVICES                                          62,145
                                                                     -----------
TOTAL COMMON STOCKS
   (Cost $20,051,542)                                                 20,946,097
                                                                     -----------
                                                              FACE
                                                            AMOUNT
                                                          --------
REPURCHASE AGREEMENTS 0.9%
Repurchase Agreement (Note 5)
   1.00% due 07/01/04                                     $195,154       195,154
                                                                     -----------
TOTAL REPURCHASE AGREEMENTS
   (Cost $195,154)                                                       195,154
                                                                     -----------
TOTAL INVESTMENTS 100%
   (Cost $20,246,696)                                                $21,141,251
                                                                     ===========

*NON-INCOME PRODUCING SECURITIES.

REIT-REAL ESTATE INVESTMENT TRUST.

See Notes to Financial Statements.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 55

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2004
--------------------------------------------------------------------------------
   MID-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                             SHARES     (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 99.1%

FINANCIALS 25.7%
   INSURANCE 8.7%
   Fidelity National Financial, Inc.                          4,208   $  157,127
   Everest Re Group Ltd.                                      1,368      109,932
   Old Republic International Corp.                           4,442      105,364
   W.R. Berkley Corp.                                         2,052       88,133
   Unitrin, Inc.                                              1,670       71,142
   Protective Life Corp.                                      1,693       65,468
   First American Corp.                                       2,177       56,363
   American Financial Group, Inc./OH                          1,794       54,843
   HCC Insurance Holdings, Inc.                               1,580       52,788
   Stancorp Financial Group, Inc.                               708       47,436
   Allmerica Financial Corp.*                                 1,301       43,974
   AmerUs Group Co.                                             964       39,910
   MONY Group, Inc.*                                          1,223       38,280
   Ohio Casualty Corp.*                                       1,502       30,235
   Horace Mann Educators Corp.                                1,044       18,249
                                                                      ----------
TOTAL INSURANCE                                                          979,244
                                                                      ----------
   BANKS 6.3%
   National Commerce Financial Corp.                          4,985      162,013
   Banknorth Group, Inc.                                      4,207      136,643
   Hibernia Corp. -- Class A                                  3,793       92,170
   Mercantile Bankshares Corp.                                1,932       90,456
   Associated Banc-Corp.                                      2,692       79,764
   Colonial BancGroup, Inc.                                   3,111       56,527
   FirstMerit Corp.                                           2,075       54,718
   Greater Bay Bancorp                                        1,259       36,385
                                                                      ----------
TOTAL BANKS                                                              708,676
                                                                      ----------
   THRIFTS & MORTGAGE FINANCE 4.5%
   Radian Group, Inc.                                         2,300      110,170
   PMI Group, Inc.                                            2,342      101,924
   Independence Community Bank Corp.                          2,028       73,819
   Astoria Financial Corp.                                    1,911       69,904
   Webster Financial Corp.                                    1,299       61,079
   IndyMac Bancorp, Inc.                                      1,496       47,274
   Washington Federal, Inc.                                   1,914       45,936
                                                                      ----------
TOTAL THRIFTS & MORTGAGE FINANCE                                         510,106
                                                                      ----------
   REAL ESTATE 3.3%
   Liberty Property Trust                                     2,073       83,355
   AMB Property Corp.                                         2,017       69,849
   Hospitality Properties Trust                               1,637       69,245
   Mack-Cali Realty Corp.                                     1,475       61,035
   New Plan Excel Realty Trust                                2,450       57,232
   Highwoods Properties, Inc.                                 1,311       30,809
                                                                      ----------
TOTAL REAL ESTATE                                                        371,525
                                                                      ----------
   CAPITAL MARKETS 1.1%
   A.G. Edwards, Inc.                                         1,949       66,324
   Raymond James Financial, Inc.                              1,794       47,451
   LaBranche & Co., Inc.                                      1,459       12,285
                                                                      ----------
 TOTAL CAPITAL MARKETS                                                   126,060
                                                                      ----------
   DIVERSIFIED FINANCIALS 1.1%

   Leucadia National Corp.                                    1,735       86,230
   GATX Corp.                                                 1,201       32,667
                                                                      ----------
TOTAL DIVERSIFIED FINANCIALS                                             118,897
                                                                      ----------
   CONSUMER FINANCE 0.7%
   AmeriCredit Corp.*                                         3,846       75,112
                                                                      ----------
TOTAL CONSUMER FINANCE                                                    75,112
                                                                      ----------
TOTAL FINANCIALS                                                       2,889,620
                                                                      ----------
CONSUMER DISCRETIONARY 13.0%
   HOUSEHOLD DURABLES 4.2%
   D.R. Horton, Inc.                                          5,697      161,795
   Mohawk Industries, Inc.*                                   1,627      119,308
   Toll Brothers, Inc.*                                       1,814       76,769
   Ryland Group, Inc.                                           586       45,825
   American Greetings Corp. -- Class A*                       1,668       38,664
   Furniture Brands International, Inc.                       1,368       34,268
                                                                      ----------
TOTAL HOUSEHOLD DURABLES                                                 476,629
                                                                      ----------
   AUTO COMPONENTS 2.3%
   Lear Corp.                                                 1,680       99,103
   BorgWarner, Inc.                                           1,366       59,790
   ArvinMeritor, Inc.                                         1,692       33,112
   Modine Manufacturing Co.                                     841       26,786
   Superior Industries International, Inc.                      651       21,776
   Bandag, Inc.                                                 471       20,974
                                                                      ----------
TOTAL AUTO COMPONENTS                                                    261,541
                                                                      ----------
   MEDIA 1.9%
   Belo Corp. -- Class A                                      2,834       76,093
   Entercom Communications Corp.*                             1,257       46,886
   Media General, Inc.                                          583       37,440
   Scholastic Corp.*                                            965       28,902
   Emmis Communications Corp. -- Class A*                     1,365       28,638
                                                                      ----------
TOTAL MEDIA                                                              217,959
                                                                      ----------
   HOTELS RESTAURANTS & LEISURE 1.7%
   Caesars Entertainment, Inc.*                               7,506      112,590
   CBRL Group, Inc.                                           1,192       36,773
   Bob Evans Farms, Inc.                                        863       23,629
   Six Flags, Inc.*                                           2,276       16,524
                                                                      ----------
TOTAL HOTELS RESTAURANTS & LEISURE                                       189,516
                                                                      ----------

                                              See Notes to Financial Statements.


56 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2004
--------------------------------------------------------------------------------
   MID-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                             SHARES     (NOTE 1)
--------------------------------------------------------------------------------

   SPECIALTY RETAIL 1.6%
   Barnes & Noble, Inc.*                                      1,687   $   57,324
   AnnTaylor Stores Corp.*                                    1,671       48,426
   Borders Group, Inc.                                        1,896       44,442
   Payless Shoesource, Inc.*                                  1,661       24,765
                                                                      ----------
TOTAL SPECIALTY RETAIL                                                   174,957
                                                                      ----------
   MULTILINE RETAIL 1.1%
   Neiman-Marcus Group, Inc. -- Class A                       1,200       66,780
   Saks, Inc.*                                                3,485       52,275
                                                                      ----------
TOTAL MULTILINE RETAIL                                                   119,055
                                                                      ----------
   LEISURE EQUIPMENT & PRODUCTS 0.2%
   Callaway Golf Co.                                          1,841       20,877
                                                                      ----------
TOTAL LEISURE EQUIPMENT & PRODUCTS                                        20,877
                                                                      ----------
TOTAL CONSUMER DISCRETIONARY                                           1,460,534
                                                                      ----------
UTILITIES 12.3%
   ELECTRIC UTILITIES 6.9%
   Wisconsin Energy Corp.                                     2,893       94,341
   Pepco Holdings, Inc.                                       4,206       76,886
   Alliant Energy Corp.                                       2,724       71,042
   NSTAR                                                      1,291       61,813
   Northeast Utilities                                        3,126       60,863
   OGE Energy Corp.                                           2,141       54,531
   Great Plains Energy, Inc.                                  1,817       53,965
   Puget Energy, Inc.                                         2,424       53,110
   Hawaiian Electric Industries, Inc.                         1,962       51,208
   WPS Resources Corp.                                          906       41,993
   Westar Energy, Inc.                                        2,093       41,672
   Duquesne Light Holdings, Inc.                              1,860       35,916
   PNM Resources, Inc.                                        1,480       30,740
   Idacorp, Inc.                                                932       25,164
   Black Hills Corp.                                            796       25,074
                                                                      ----------
TOTAL ELECTRIC UTILITIES                                                 778,318
                                                                      ----------
   MULTI-UTILITIES 4.7%
   SCANA Corp.                                                2,714       98,708
   Energy East Corp.                                          3,578       86,766
   Questar Corp.                                              2,051       79,251
   MDU Resources Group, Inc.                                  2,851       68,509
   Oneok, Inc.                                                2,510       55,195
   National Fuel Gas Co.                                      2,006       50,150
   Vectren Corp.                                              1,851       46,442
   Sierra Pacific Resources Corp.*                            2,862       22,066
   Aquila, Inc.*                                              4,779       17,013
                                                                      ----------
TOTAL MULTI-UTILITIES                                                    524,100
                                                                      ----------
   GAS UTILITIES 0.7%
   AGL Resources, Inc.                                        1,581       45,928
   WGL Holdings, Inc.                                         1,189       34,148
                                                                      ----------
TOTAL GAS UTILITIES                                                       80,076
                                                                      ----------
TOTAL UTILITIES                                                        1,382,494
                                                                      ----------
INDUSTRIALS 11.6%
   MACHINERY 3.7%
   SPX Corp.                                                  1,853       86,053
   Pentair, Inc.                                              2,453       82,519
   Harsco Corp.                                               1,009       47,423
   AGCO Corp.*                                                2,205       44,916
   Kennametal, Inc.                                             896       41,037
   Trinity Industries, Inc.                                   1,153       36,654
   Flowserve Corp.*                                           1,327       33,095
   Federal Signal Corp.                                       1,178       21,923
   Tecumseh Products Co. -- Class A                             449       18,494
                                                                      ----------
TOTAL MACHINERY                                                          412,114
                                                                      ----------
   AEROSPACE & DEFENSE 2.4%
   L-3 Communications Holdings, Inc.                          2,587      172,812
   Precision Castparts Corp.                                  1,575       86,137
   Sequa Corp. -- Class A*                                      258       15,085
                                                                      ----------
TOTAL AEROSPACE & DEFENSE                                                274,034
                                                                      ----------
   COMMERCIAL SERVICES & SUPPLIES 2.1%
   Republic Services, Inc.                                    3,771      109,133
   Laureate Education, Inc.*                                  1,106       42,293
   United Rentals, Inc.*                                      1,885       33,723
   Banta Corp.                                                  608       27,001
   Kelly Services, Inc.                                         852       25,390
                                                                      ----------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                     237,540
                                                                      ----------
   INDUSTRIAL CONGLOMERATES 1.1%
   ALLETE, Inc.                                               2,151       71,628
   Teleflex, Inc.                                               976       48,947
                                                                      ----------
TOTAL INDUSTRIAL CONGLOMERATES                                           120,575
                                                                      ----------
   ROAD & RAIL 0.7%
   Werner Enterprises, Inc.                                   1,942       40,976
   Swift Transportation Co., Inc.*                            1,972       35,398
                                                                      ----------
TOTAL ROAD & RAIL                                                         76,374
                                                                      ----------
   AIR FREIGHT & COURIERS 0.5%
   CNF, Inc.                                                  1,232       51,202
                                                                      ----------
TOTAL AIR FREIGHT & COURIERS                                              51,202
                                                                      ----------
   BUILDING PRODUCTS 0.4%
   York International Corp.                                   1,007       41,357
                                                                      ----------
TOTAL BUILDING PRODUCTS                                                   41,357
                                                                      ----------
   CONSTRUCTION & ENGINEERING 0.3%
   Granite Construction, Inc.                                 1,020       18,595
   Quanta Services, Inc.*                                     2,860       17,789
                                                                      ----------
TOTAL CONSTRUCTION & ENGINEERING                                          36,384
                                                                      ----------

See Notes to Financial Statements.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 57

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2004
--------------------------------------------------------------------------------
   MID-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                             SHARES     (NOTE 1)
--------------------------------------------------------------------------------

   MARINE 0.3%
   Alexander & Baldwin, Inc.                                  1,041   $   34,821
                                                                      ----------
TOTAL MARINE                                                              34,821
                                                                      ----------
   AIRLINES 0.1%
   Alaska Air Group, Inc.*                                      651       15,539
                                                                      ----------
TOTAL AIRLINES                                                            15,539
                                                                      ----------
TOTAL INDUSTRIALS                                                      1,299,940
                                                                      ----------
INFORMATION TECHNOLOGY 10.4%
   COMMUNICATIONS EQUIPMENT 3.3%
   Utstarcom, Inc.*                                           2,783       84,186
   Harris Corp.                                               1,627       82,570
   3Com Corp.*                                                9,532       59,575
   Polycom, Inc.*                                             2,444       54,770
   Advanced Fibre Communications, Inc.*                       2,151       43,450
   CommScope, Inc.*                                           1,508       32,347
   Powerwave Technologies, Inc.*                              2,547       19,612
                                                                      ----------
TOTAL COMMUNICATIONS EQUIPMENT                                           376,510
                                                                      ----------
   ELECTRONIC EQUIPMENT & INSTRUMENTS 2.9%
   Arrow Electronics, Inc.*                                   2,818       75,579
   Vishay Intertechnology, Inc.*                              3,927       72,964
   Avnet, Inc.*                                               2,939       66,715
   Tech Data Corp.*                                           1,421       55,604
   KEMET Corp.*                                               2,110       25,784
   Newport Corp.*                                               964       15,588
   Plexus Corp.*                                              1,053       14,215
                                                                      ----------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                 326,449
                                                                      ----------
   IT CONSULTING & SERVICES 1.4%
   CheckFree Corp.*                                           2,072       62,160
   BISYS Group, Inc.*                                         2,944       41,393
   MPS Group, Inc.*                                           2,568       31,124
   Keane, Inc.*                                               1,550       21,219
                                                                      ----------
TOTAL IT CONSULTING & SERVICES                                           155,896
                                                                      ----------
   SEMICONDUCTOR EQUIPMENT & PRODUCTS 1.3%
   Intersil Corp. -- Class A                                  3,419       74,055
   Credence Systems Corp.*                                    2,355       32,499
   Lattice Semiconductor Corp.*                               2,760       19,348
   TriQuint Semiconductor, Inc.*                              3,327       18,165
                                                                      ----------
TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS                                 144,067
                                                                      ----------
   COMPUTERS & PERIPHERALS 1.2%
   Storage Technology Corp.*                                  2,744       79,576
   Imation Corp.                                                865       36,858
   Quantum Corp.*                                             4,413       13,680
                                                                      ----------
TOTAL COMPUTERS & PERIPHERALS                                            130,114
                                                                      ----------
   SOFTWARE 0.3%
   Ascential Software Corp.*                                  1,448       23,154
   Advent Software, Inc.*                                       807       14,582
                                                                      ----------
TOTAL SOFTWARE                                                            37,736
                                                                      ----------
TOTAL INFORMATION TECHNOLOGY                                           1,170,772
                                                                      ----------
ENERGY 8.9%
   ENERGY EQUIPMENT & SERVICES 5.2%
   Weatherford International Ltd.*                            3,236      145,555
   ENSCO International, Inc.                                  3,689      107,350
   National-Oilwell, Inc.*                                    2,096       66,003
   Cooper Cameron Corp.*                                      1,314       63,992
   Pride International, Inc.*                                 3,321       56,822
   Varco International, Inc.*                                 2,370       51,879
   Tidewater, Inc.                                            1,481       44,134
   Helmerich & Payne, Inc.                                    1,233       32,243
   Hanover Compressor Co.*                                    1,876       22,325
                                                                      ----------
TOTAL ENERGY EQUIPMENT & SERVICES                                        590,303
                                                                      ----------
   OIL & GAS 3.7%
   Pioneer Natural Resources Co.                              2,934      102,925
   Pogo Producing Co.                                         1,560       77,064
   Newfield Exploration Co.*                                  1,379       76,865
   Noble Energy, Inc.                                         1,421       72,471
   Overseas Shipholding Group, Inc.                             963       42,497
   Forest Oil Corp.*                                          1,424       38,904
                                                                      ----------
TOTAL OIL & GAS                                                          410,726
                                                                      ----------
TOTAL ENERGY                                                           1,001,029
                                                                      ----------
MATERIALS 6.9%
   CHEMICALS 3.6%
   Cabot Corp.                                                1,524       62,027
   Lubrizol Corp.                                             1,257       46,031
   Airgas, Inc.                                               1,817       43,445
   Cytec Industries, Inc.                                       954       43,359
   RPM International, Inc.                                    2,838       43,138
   FMC Corp.*                                                   884       38,109
   Albemarle Corp.                                            1,019       32,251
   Minerals Technologies, Inc.                                  504       29,232
   Ferro Corp.                                                1,020       27,214
   Sensient Technologies Corp.                                1,144       24,573
   Crompton Corp.                                             2,796       17,615
                                                                      ----------
TOTAL CHEMICALS                                                          406,994
                                                                      ----------
   METALS & MINING 1.2%
   Peabody Energy Corp.                                       1,562       87,456
   Arch Coal, Inc.                                            1,330       48,665
                                                                      ----------
TOTAL METALS & MINING                                                    136,121
                                                                      ----------

                                              See Notes to Financial Statements.


58 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)                    June 30, 2004
--------------------------------------------------------------------------------
   MID-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                            SHARES      (NOTE 1)
--------------------------------------------------------------------------------

   PAPER & FOREST PRODUCTS 0.9%
   Bowater, Inc.                                             1,357   $    56,438
   Potlatch Corp.                                              716        29,814
   Glatfelter                                                1,066        15,009
                                                                     -----------
TOTAL PAPER & FOREST PRODUCTS                                            101,261
                                                                     -----------
   CONTAINERS & PACKAGING 0.7%
   Sonoco Products Co.                                       2,388        60,894
   Longview Fibre Co.*                                       1,246        18,354
                                                                     -----------
TOTAL CONTAINERS & PACKAGING                                              79,248
                                                                     -----------
   CONSTRUCTION MATERIALS 0.5%
   Martin Marietta Materials, Inc.                           1,180        52,309
                                                                     -----------
TOTAL CONSTRUCTION MATERIALS                                              52,309
                                                                     -----------
TOTAL MATERIALS                                                          775,933
                                                                     -----------
CONSUMER STAPLES 6.6%
   FOOD PRODUCTS 4.2%
   Tyson Foods, Inc. -- Class A                              8,602       180,212
   Dean Foods Co.*                                           3,835       143,084
   Smithfield Foods, Inc.*                                   2,714        79,792
   J.M. Smucker Co.                                          1,427        65,513
   Interstate Bakeries Corp.                                 1,109        12,033
                                                                     -----------
TOTAL FOOD PRODUCTS                                                      480,634
                                                                     -----------
   BEVERAGES 1.5%
   Constellation Brands, Inc. -- Class A*                    2,610        96,910
   PepsiAmericas, Inc.                                       3,355        71,260
                                                                     -----------
TOTAL BEVERAGES                                                          168,170
                                                                     -----------
   FOOD & DRUG RETAILING 0.6%
   BJ's Wholesale Club, Inc.*                                1,705        42,625
   Ruddick Corp.                                             1,143        25,660
                                                                     -----------
TOTAL FOOD & DRUG RETAILING                                               68,285
                                                                     -----------
   TOBACCO 0.3%
   Universal Corp./Richmond, VA                                626        31,888
                                                                     -----------
TOTAL TOBACCO                                                             31,888
                                                                     -----------
TOTAL CONSUMER STAPLES                                                   748,977
                                                                     -----------
HEALTH CARE 2.8%
   HEALTH CARE PROVIDERS & SERVICES 1.9%
   Pacificare Health Systems, Inc.*                          2,102        81,263
   Triad Hospitals, Inc.*                                    1,860        69,248
   Community Health Systems, Inc.*                           2,412        64,569
                                                                     -----------
TOTAL HEALTH CARE PROVIDERS & SERVICES                                   215,080
                                                                     -----------
   BIOTECHNOLOGY 0.9%
   Millennium Pharmaceuticals, Inc.*                         7,441       102,686
                                                                     -----------
TOTAL BIOTECHNOLOGY                                                      102,686
                                                                     -----------
TOTAL HEALTH CARE                                                        317,766
                                                                     -----------
TELECOMMUNICATION SERVICES 0.9%
   WIRELESS TELECOMMUNICATION SERVICES 0.9%
   Telephone & Data Systems, Inc.                            1,403        99,894
                                                                     -----------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                                 99,894
                                                                     -----------
TOTAL TELECOMMUNICATION SERVICES                                          99,894
                                                                     -----------
TOTAL COMMON STOCKS
   (Cost $10,806,987)                                                 11,146,959
                                                                     -----------

                                                              FACE
                                                            AMOUNT
                                                           -------
REPURCHASE AGREEMENTS 0.9%
Repurchase Agreement (Note 5)
   1.00% due 07/01/04                                      $96,859        96,859
                                                                     -----------
TOTAL REPURCHASE AGREEMENTS
   (Cost $96,859)                                                         96,859
                                                                     -----------
TOTAL INVESTMENTS 100%
   (Cost $10,903,846)                                                $11,243,818
                                                                     ===========

*    NON-INCOME PRODUCING SECURITIES.

See Notes to Financial Statements.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 59

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2004
--------------------------------------------------------------------------------
   LARGE-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                             SHARES     (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 99.2%

FINANCIALS 37.1%
   BANKS 11.7%
   Bank of America Corp.                                      1,855   $  156,970
   Wells Fargo & Co.                                          1,535       87,848
   Wachovia Corp.                                             1,196       53,222
   U.S. Bancorp                                               1,724       47,513
   Bank One Corp.                                               885       45,135
   National City Corp.                                          616       21,566
   BB&T Corp.                                                   510       18,855
   SunTrust Banks, Inc.                                         257       16,702
   Regions Financial Corp.                                      407       14,876
   PNC Financial Services Group, Inc.                           257       13,642
   SouthTrust Corp.                                             300       11,643
   KeyCorp                                                      373       11,149
   M&T Bank Corp.                                               108        9,428
   Charter One Financial, Inc.                                  204        9,015
   Comerica, Inc.                                               158        8,671
   AmSouth Bancorp                                              321        8,176
   Marshall & Ilsley Corp.                                      202        7,896
   First Horizon National Corp.                                 113        5,138
   Zions Bancorporation                                          81        4,978
   Huntington Bancshares, Inc.                                  209        4,786
   Union Planters Corp.                                         150        4,472
                                                                      ----------
TOTAL BANKS                                                              561,681
                                                                      ----------
   INSURANCE 8.8%
   American International Group, Inc.                         2,373      169,147
   Allstate Corp.                                               640       29,792
   MetLife, Inc.                                                687       24,629
   St. Paul Travelers Cos., Inc.                                607       24,608
   Prudential Financial, Inc.                                   478       22,213
   AFLAC, Inc.                                                  463       18,895
   Hartford Financial Services Group, Inc.                      265       18,216
   Progressive Corp.                                            198       16,889
   Chubb Corp.                                                  172       11,727
   ACE Ltd.                                                     258       10,908
   Loews Corp.                                                  168       10,073
   XL Capital Ltd.                                              126        9,508
   Aon Corp.                                                    287        8,171
   Lincoln National Corp.                                       162        7,654
   MBIA, Inc.                                                   132        7,540
   Ambac Financial Group, Inc.                                   99        7,271
   Cincinnati Financial Corp.                                   154        6,702
   Jefferson-Pilot Corp.                                        127        6,452
   SAFECO Corp.                                                 127        5,588
   Torchmark Corp.                                              101        5,434
   UnumProvident Corp.                                          269        4,277
                                                                      ----------
TOTAL INSURANCE                                                          425,694
                                                                      ----------
   CAPITAL MARKETS 7.8%
   J.P. Morgan Chase & Co.                                    3,164      122,668
   Morgan Stanley                                             1,000       52,770
   Merrill Lynch & Co., Inc.                                    875       47,233
   Goldman Sachs Group, Inc.                                    439       41,336
   Bank of New York Co., Inc.                                   707       20,842
   Lehman Brothers Holdings, Inc.                               201       15,125
   State Street Corp.                                           306       15,006
   Charles Schwab Corp.                                       1,242       11,936
   Franklin Resources, Inc.                                     228       11,418
   Mellon Financial Corp.                                       386       11,321
   Northern Trust Corp.                                         200        8,456
   Bear Stearns Cos., Inc.                                       95        8,010
   E*Trade Financial Corp.*                                     333        3,713
   Janus Capital Group, Inc.                                    218        3,595
                                                                      ----------
TOTAL CAPITAL MARKETS                                                    373,429
                                                                      ----------
   DIVERSIFIED FINANCIALS 4.8%
   Citigroup, Inc.                                            4,706      218,829
   Principal Financial Group, Inc.                              290       10,086
                                                                      ----------
TOTAL DIVERSIFIED FINANCIALS                                             228,915
                                                                      ----------
   THRIFTS & MORTGAGE FINANCE 2.4%
   Freddie Mac                                                  627       39,689
   Washington Mutual, Inc.                                      787       30,410
   Countrywide Financial Corp.                                  255       17,914
   Golden West Financial Corp.                                  139       14,783
   MGIC Investment Corp.                                         90        6,827
   Sovereign Bancorp, Inc.                                      279        6,166
                                                                      ----------
TOTAL THRIFTS & MORTGAGE FINANCE                                         115,789
                                                                      ----------
   CONSUMER FINANCE 1.0%
   MBNA Corp.                                                 1,163       29,994
   Capital One Financial Corp.                                  218       14,907
   Providian Financial Corp.*                                   265        3,887
                                                                      ----------
TOTAL CONSUMER FINANCE                                                    48,788
                                                                      ----------
   REAL ESTATE 0.6%
   Equity Office Properties Trust                               367        9,983
   Equity Residential                                           255        7,581
   ProLogis                                                     165        5,432
   Plum Creek Timber (REIT) Co., Inc.                           166        5,408
   Apartment Investment & Management Co. -- Class A              85        2,646
                                                                      ----------
TOTAL REAL ESTATE                                                         31,050
                                                                      ----------
TOTAL FINANCIALS                                                       1,785,346
                                                                      ----------

                                              See Notes to Financial Statements.


60 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2004
--------------------------------------------------------------------------------
   LARGE-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                               SHARES   (NOTE 1)
--------------------------------------------------------------------------------

CONSUMER DISCRETIONARY 13.3%
   MEDIA 6.3%
   Time Warner, Inc.*                                           4,149   $ 72,939
   Comcast Corp. -- Class A*                                    2,040     57,181
   Viacom, Inc. -- Class B                                      1,577     56,331
   Walt Disney Co.                                              1,867     47,590
   Gannett Co., Inc.                                              248     21,043
   Clear Channel Communications, Inc.                             559     20,655
   Tribune Co.                                                    298     13,571
   Univision Communications, Inc. -- Class A*                     294      9,387
   Interpublic Group of Cos., Inc.*                               381      5,231
                                                                        --------
TOTAL MEDIA                                                              303,928
                                                                        --------
   HOTELS RESTAURANTS & LEISURE 2.0%
   McDonald's Corp.                                             1,146     29,796
   Carnival Corp.                                                 575     27,025
   Marriott International, Inc. -- Class A                        206     10,275
   Starwood Hotels & Resorts Worldwide, Inc.                      188      8,432
   Hilton Hotels Corp.                                            349      6,512
   Harrah's Entertainment, Inc.                                   103      5,572
   Wendy's International, Inc.                                    104      3,624
   Darden Restaurants, Inc.                                       147      3,021
                                                                        --------
TOTAL HOTELS RESTAURANTS & LEISURE                                        94,257
                                                                        --------
   MULTILINE RETAIL 1.6%
   Target Corp.                                                   831     35,293
   JC Penney Holding Co., Inc.                                    257      9,704
   Federated Department Stores, Inc.                              163      8,003
   Sears Roebuck and Co.                                          193      7,288
   May Department Stores Co.                                      264      7,257
   Nordstrom, Inc.                                                127      5,412
   Dillard's/AR, Inc. -- Class A                                   76      1,695
   Big Lots, Inc.*                                                105      1,518
                                                                        --------
TOTAL MULTILINE RETAIL                                                    76,170
                                                                        --------
   AUTOMOBILES 1.1%
   Ford Motor Co.                                               1,666     26,073
   General Motors Corp.                                           514     23,947
                                                                        --------
TOTAL AUTOMOBILES                                                         50,020
                                                                        --------
   HOUSEHOLD DURABLES 0.6%
   Pulte Homes, Inc.                                              115      5,983
   Newell Rubbermaid, Inc.                                        250      5,875
   Centex Corp.                                                   112      5,124
   Leggett & Platt, Inc.                                          174      4,648
   Stanley Works                                                   74      3,373
   KB Home                                                         43      2,951
   Snap-On, Inc.                                                   53      1,778
                                                                        --------
TOTAL HOUSEHOLD DURABLES                                                  29,732
                                                                        --------
   SPECIALTY RETAIL 0.5%
   Limited Brands, Inc.                                           429      8,022
   Office Depot, Inc.*                                            284      5,087
   AutoNation, Inc.*                                              244      4,173
   Toys 'R' Us, Inc.*                                             195      3,106
   Boise Cascade Corp.                                             80      3,011
   Circuit City Stores, Inc.                                      181      2,344
                                                                        --------
TOTAL SPECIALTY RETAIL                                                    25,743
                                                                        --------
   LEISURE EQUIPMENT & PRODUCTS 0.4%
   Eastman Kodak Co.                                              261      7,041
   Mattel, Inc.                                                   384      7,008
   Brunswick Corp.                                                 86      3,509
   Hasbro, Inc.                                                   160      3,040
                                                                        --------
TOTAL LEISURE EQUIPMENT & PRODUCTS                                        20,598
                                                                        --------
   AUTO COMPONENTS 0.4%
   Johnson Controls, Inc.                                         173      9,235
   Dana Corp.                                                     136      2,666
   Cooper Tire & Rubber Co.                                        67      1,541
   Goodyear Tire & Rubber Co.*                                    159      1,445
   Visteon Corp.                                                  118      1,377
                                                                        --------
TOTAL AUTO COMPONENTS                                                     16,264
                                                                        --------
   TEXTILES & APPAREL 0.3%
   VF Corp.                                                       100      4,870
   Jones Apparel Group, Inc.                                      115      4,540
   Liz Claiborne, Inc.                                            101      3,634
   Reebok International Ltd.                                       54      1,943
                                                                        --------
TOTAL TEXTILES & APPAREL                                                  14,987
                                                                        --------
   DISTRIBUTORS 0.1%
   Genuine Parts Co.                                              159      6,309
                                                                        --------
TOTAL DISTRIBUTORS                                                         6,309
                                                                        --------
TOTAL CONSUMER DISCRETIONARY                                             638,008
                                                                        --------
ENERGY 12.1%
   OIL & GAS 11.4%
   Exxon Mobil Corp.                                            5,952    264,328
   ChevronTexaco Corp.                                            974     91,663
   ConocoPhillips                                                 624     47,605
   Occidental Petroleum Corp.                                     356     17,234
   Devon Energy Corp.                                             218     14,388
   Anadarko Petroleum Corp.                                       229     13,419
   Burlington Resources, Inc.                                     361     13,061
   Apache Corp.                                                   296     12,891
   Marathon Oil Corp.                                             314     11,882
   Unocal Corp.                                                   240      9,120

See Notes to Financial Statements.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 61

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2004
--------------------------------------------------------------------------------
   LARGE-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                               SHARES   (NOTE 1)
--------------------------------------------------------------------------------

   Valero Energy Corp.                                            117   $  8,630
   Kerr-McGee Corp.                                               136      7,313
   Kinder Morgan, Inc.                                            113      6,700
   Amerada Hess Corp.                                              82      6,494
   EOG Resources, Inc.                                            106      6,329
   Williams Cos., Inc.                                            473      5,629
   El Paso Corp.                                                  583      4,594
   Sunoco, Inc.                                                    68      4,326
   Ashland, Inc.                                                   64      3,380
                                                                        --------
TOTAL OIL & GAS                                                          548,986
                                                                        --------
   ENERGY EQUIPMENT & SERVICES 0.7%
   Baker Hughes, Inc.                                             303     11,408
   Transocean, Inc.*                                              292      8,450
   Nabors Industries Ltd.*                                        135      6,105
   Noble Corp.*                                                   123      4,660
   Rowan Cos., Inc.*                                               96      2,336
                                                                        --------
TOTAL ENERGY EQUIPMENT & SERVICES                                         32,959
                                                                        --------
TOTAL ENERGY                                                             581,945
                                                                        --------
INDUSTRIALS 9.1%
   AEROSPACE & DEFENSE 2.1%
   Honeywell International, Inc.                                  781     28,608
   Lockheed Martin Corp.                                          408     21,249
   General Dynamics Corp.                                         181     17,973
   Northrop Grumman Corp.                                         327     17,560
   Raytheon Co.                                                   407     14,558
   Goodrich Corp.                                                 107      3,459
                                                                        --------
TOTAL AEROSPACE & DEFENSE                                                103,407
                                                                        --------
   MACHINERY 2.1%
   Illinois Tool Works, Inc.                                      282     27,041
   Deere & Co.                                                    227     15,922
   Ingersoll-Rand Co. -- Class A                                  158     10,793
   Paccar, Inc.                                                   159      9,220
   Eaton Corp.                                                    137      8,869
   Dover Corp.                                                    185      7,789
   ITT Industries, Inc.                                            84      6,972
   Parker Hannifin Corp.                                          109      6,481
   Pall Corp.                                                     114      2,986
   Cummins, Inc.                                                   40      2,500
   Crane Co.                                                       54      1,695
                                                                        --------
TOTAL MACHINERY                                                          100,268
                                                                        --------
   INDUSTRIAL CONGLOMERATES 1.4%
   Tyco International Ltd.                                      1,825     60,480
   Textron, Inc.                                                  125      7,419
                                                                        --------
TOTAL INDUSTRIAL CONGLOMERATES                                            67,899
                                                                        --------
   COMMERCIAL SERVICES & SUPPLIES 1.0%
   Cendant Corp.                                                  928     22,717
   Waste Management, Inc.                                         528     16,183
   RR Donnelley & Sons Co.                                        198      6,538
   Allied Waste Industries, Inc.*                                 288      3,796
                                                                        --------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                      49,234
                                                                        --------
   ROAD & RAIL 0.9%
   Union Pacific Corp.                                            236     14,030
   Burlington Northern Santa Fe Corp.                             338     11,854
   Norfolk Southern Corp.                                         357      9,468
   CSX Corp.                                                      195      6,390
                                                                        --------
TOTAL ROAD & RAIL                                                         41,742
                                                                        --------
   AIR FREIGHT & COURIERS 0.5%
   FedEx Corp.                                                    271     22,138
   Ryder System, Inc.                                              59      2,364
                                                                        --------
TOTAL AIR FREIGHT & COURIERS                                              24,502
                                                                        --------
   ELECTRICAL EQUIPMENT 0.4%
   Rockwell Automation, Inc.                                      169      6,339
   Cooper Industries Ltd. -- Class A                               84      4,991
   American Power Conversion Corp.                                182      3,576
   Thomas & Betts Corp.*                                           53      1,443
   Power-One, Inc.*                                                76        835
                                                                        --------
TOTAL ELECTRICAL EQUIPMENT                                                17,184
                                                                        --------
   BUILDING PRODUCTS 0.3%
   Masco Corp.                                                    398     12,410
                                                                        --------
TOTAL BUILDING PRODUCTS                                                   12,410
                                                                        --------
   AIRLINES 0.2%
   Southwest Airlines Co.                                         719     12,058
                                                                        --------
TOTAL AIRLINES                                                            12,058
                                                                        --------
   TRADING COMPANIES & DISTRIBUTORS 0.1%
   W.W. Grainger, Inc.                                             82      4,715
                                                                        --------
TOTAL TRADING COMPANIES & DISTRIBUTORS                                     4,715
                                                                        --------
   CONSTRUCTION & ENGINEERING 0.1%
   Fluor Corp.                                                     75      3,575
                                                                        --------
TOTAL CONSTRUCTION & ENGINEERING                                           3,575
                                                                        --------
TOTAL INDUSTRIALS                                                        436,994
                                                                        --------
INFORMATION TECHNOLOGY 6.3%
   COMPUTERS & PERIPHERALS 1.9%
   Hewlett-Packard Co.                                          2,775     58,552
   Sun Microsystems, Inc.*                                      3,027     13,137
   Apple Computer, Inc.*                                          346     11,259
   NCR Corp.*                                                      86      4,265
   Gateway, Inc.*                                                 339      1,526
                                                                        --------
TOTAL COMPUTERS & PERIPHERALS                                             88,739
                                                                        --------

                                              See Notes to Financial Statements.


62 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2004
--------------------------------------------------------------------------------
   LARGE-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                               SHARES   (NOTE 1)
--------------------------------------------------------------------------------

   COMMUNICATIONS EQUIPMENT 1.6%
   Motorola, Inc.                                               2,133   $ 38,927
   Corning, Inc.*                                               1,249     16,312
   JDS Uniphase Corp.*                                          1,310      4,965
   Scientific-Atlanta, Inc.                                       140      4,830
   Comverse Technology, Inc.*                                     178      3,549
   Tellabs, Inc.*                                                 378      3,304
   Andrew Corp.*                                                  147      2,942
   ADC Telecommunications, Inc.*                                  736      2,090
   CIENA Corp.*                                                   517      1,923
                                                                        --------
TOTAL COMMUNICATIONS EQUIPMENT                                            78,842
                                                                        --------
   IT CONSULTING & SERVICES 0.9%
   Electronic Data Systems Corp.                                  441      8,445
   Computer Sciences Corp.*                                       170      7,893
   Fiserv, Inc.*                                                  177      6,884
   SunGard Data Systems, Inc.*                                    264      6,864
   Affiliated Computer
      Services, Inc. -- Class A*                                  124      6,565
   Sabre Holdings Corp.                                           127      3,519
   Convergys Corp.*                                               131      2,017
                                                                        --------
TOTAL IT CONSULTING & SERVICES                                            42,187
                                                                        --------
   SOFTWARE 0.7%
   Computer Associates
      International, Inc.                                         532     14,928
   PeopleSoft, Inc.*                                              332      6,142
   Siebel Systems, Inc.*                                          458      4,891
   BMC Software, Inc.*                                            203      3,756
   Compuware Corp.*                                               352      2,323
                                                                        --------
TOTAL SOFTWARE                                                            32,040
                                                                        --------
   SEMICONDUCTOR EQUIPMENT & PRODUCTS 0.5%
   Micron Technology, Inc.*                                       556      8,512
   Advanced Micro Devices, Inc.*                                  322      5,120
   Novellus Systems, Inc.*                                        135      4,244
   Nvidia Corp.*                                                  151      3,095
   LSI Logic Corp.*                                               348      2,652
   Applied Micro Circuits Corp.*                                  283      1,506
                                                                        --------
TOTAL SEMICONDUCTOR EQUIPMENT
   & PRODUCTS                                                             25,129
                                                                        --------
   ELECTRONIC EQUIPMENT & INSTRUMENTS 0.5%
   Molex, Inc.                                                    172      5,518
   Thermo Electron Corp.*                                         151      4,642
   Jabil Circuit, Inc.*                                           182      4,583
   Sanmina-SCI Corp.*                                             474      4,313
   Tektronix, Inc.                                                 77      2,619
   PerkinElmer, Inc.                                              116      2,325
                                                                        --------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                  24,000
                                                                        --------
   OFFICE ELECTRONICS 0.2%
   Xerox Corp.*                                                   728     10,556
                                                                        --------
TOTAL OFFICE ELECTRONICS                                                  10,556
                                                                        --------
TOTAL INFORMATION TECHNOLOGY                                             301,493
                                                                        --------
TELECOMMUNICATION SERVICES 6.2%
   DIVERSIFIED TELECOMMUNICATION SERVICES 5.5%
   Verizon Communications, Inc.                                 2,521     91,235
   SBC Communications, Inc.                                     3,014     73,089
   BellSouth Corp.                                              1,669     43,761
   Sprint Corp.-FON Group                                       1,298     22,845
   Alltel Corp.                                                   280     14,174
   AT&T Corp.                                                     722     10,563
   CenturyTel, Inc.                                               127      3,815
   Citizens Communications Co.*                                   262      3,170
                                                                        --------
TOTAL DIVERSIFIED
   TELECOMMUNICATION SERVICES                                            262,652
                                                                        --------
   WIRELESS TELECOMMUNICATION SERVICES 0.7%
   AT&T Wireless Services, Inc.*                                2,482     35,542
                                                                        --------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                                 35,542
                                                                        --------
TOTAL TELECOMMUNICATION SERVICES                                         298,194
                                                                        --------
UTILITIES 5.2%
   ELECTRIC UTILITIES 3.7%
   Exelon Corp.                                                   601     20,007
   Southern Co.                                                   671     19,560
   TXU Corp.                                                      295     11,951
   Entergy Corp.                                                  210     11,762
   American Electric Power Co., Inc.                              360     11,520
   FirstEnergy Corp.                                              300     11,223
   FPL Group, Inc.                                                168     10,744
   PG&E Corp.*                                                    381     10,645
   Progress Energy, Inc.                                          225      9,911
   Consolidated Edison, Inc.                                      219      8,708
   Edison International                                           296      7,569
   PPL Corp.                                                      161      7,390
   Ameren Corp.                                                   166      7,131
   DTE Energy Co.                                                 158      6,405
   Cinergy Corp.                                                  163      6,194
   Xcel Energy, Inc.                                              364      6,082
   Pinnacle West Capital Corp.                                     83      3,352
   CenterPoint Energy, Inc.                                       279      3,209
   TECO Energy, Inc.                                              171      2,050
   Allegheny Energy, Inc.*                                        116      1,788
   CMS Energy Corp.*                                              149      1,360
                                                                        --------
TOTAL ELECTRIC UTILITIES                                                 178,561
                                                                        --------

See Notes to Financial Statements.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 63

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2004
--------------------------------------------------------------------------------
   LARGE-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                               SHARES   (NOTE 1)
--------------------------------------------------------------------------------

   MULTI-UTILITIES 1.2%
   Dominion Resources, Inc./VA                                    297   $ 18,735
   Duke Energy Corp.                                              833     16,901
   Public Service Enterprise Group, Inc.                          215      8,606
   Sempra Energy                                                  209      7,196
   Constellation Energy Group, Inc.                               154      5,837
   Calpine Corp.*                                                 378      1,633
   Dynegy, Inc. -- Class A*                                       345      1,470
                                                                        --------
TOTAL MULTI-UTILITIES                                                     60,378
                                                                        --------
   GAS UTILITIES 0.3%
   KeySpan Corp.                                                  146      5,358
   NiSource, Inc.                                                 240      4,949
   Peoples Energy Corp.                                            34      1,433
   Nicor, Inc.                                                     40      1,359
                                                                        --------
TOTAL GAS UTILITIES                                                       13,099
                                                                        --------
TOTAL UTILITIES                                                          252,038
                                                                        --------
HEALTH CARE 3.7%
   HEALTH CARE PROVIDERS & SERVICES 2.7%
   HCA, Inc.                                                      442     18,383
   WellPoint Health Networks, Inc.*                               142     15,905
   Caremark Rx, Inc.*                                             416     13,703
   Aetna, Inc.                                                    139     11,815
   Anthem, Inc.*                                                  126     11,285
   Medco Health Solutions, Inc.*                                  247      9,262
   McKesson Corp.                                                 266      9,132
   CIGNA Corp.                                                    129      8,876
   Quest Diagnostics, Inc.                                         94      7,985
   AmerisourceBergen Corp.                                        102      6,098
   Tenet Healthcare Corp.*                                        424      5,686
   Health Management Associates, Inc. -- Class A                  221      4,955
   Manor Care, Inc.                                                81      2,647
   Humana, Inc.*                                                  147      2,484
                                                                        --------
TOTAL HEALTH CARE PROVIDERS & SERVICES                                   128,216
                                                                        --------
   PHARMACEUTICALS 0.6%
   Schering-Plough Corp.                                        1,339     24,745
   Watson Pharmaceuticals, Inc.*                                   99      2,663
   King Pharmaceuticals, Inc.*                                    220      2,519
                                                                        --------
TOTAL PHARMACEUTICALS                                                     29,927
                                                                        --------
   BIOTECHNOLOGY 0.3%
   Genzyme Corp.*                                                 206      9,750
   Medimmune, Inc.*                                               227      5,312
                                                                        --------
TOTAL BIOTECHNOLOGY                                                       15,062
                                                                        --------
   HEALTH CARE EQUIPMENT & SUPPLIES 0.1%
   Applera Corp. -- Applied
      Biosystems Group                                            183      3,980
   Bausch & Lomb, Inc.                                             49      3,189
                                                                        --------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                     7,169
                                                                        --------
TOTAL HEALTH CARE                                                        180,374
                                                                        --------
MATERIALS 3.5%
   METALS & MINING 1.2%
   Alcoa, Inc.                                                    791     26,127
   Newmont Mining Corp.                                           403     15,620
   Phelps Dodge Corp.*                                             85      6,588
   Nucor Corp.                                                     72      5,527
   United States Steel Corp.                                      103      3,617
   Worthington Industries, Inc.                                    79      1,622
                                                                        --------
TOTAL METALS & MINING                                                     59,101
                                                                        --------
   PAPER & FOREST PRODUCTS 1.1%
   International Paper Co.                                        442     19,758
   Weyerhaeuser Co.                                               220     13,887
   Georgia-Pacific Corp.                                          232      8,579
   MeadWestvaco Corp.                                             183      5,378
   Louisiana-Pacific Corp.                                         99      2,341
                                                                        --------
TOTAL PAPER & FOREST PRODUCTS                                             49,943
                                                                        --------
   CHEMICALS 1.0%
   Air Products & Chemicals, Inc.                                 207     10,857
   PPG Industries, Inc.                                           156      9,749
   Monsanto Co.                                                   242      9,317
   Rohm & Haas Co.                                                204      8,482
   Engelhard Corp.                                                113      3,651
   Eastman Chemical Co.                                            70      3,236
   Great Lakes Chemical Corp.                                      47      1,272
                                                                        --------
TOTAL CHEMICALS                                                           46,564
                                                                        --------
   CONTAINERS & PACKAGING 0.1%
   Temple-Inland, Inc.                                             51      3,532
   Bemis Co.                                                       97      2,740
                                                                        --------
TOTAL CONTAINERS & PACKAGING                                               6,272
                                                                        --------
   CONSTRUCTION MATERIALS 0.1%
   Vulcan Materials Co.                                            93      4,422
                                                                        --------
TOTAL CONSTRUCTION MATERIALS                                               4,422
                                                                        --------
TOTAL MATERIALS                                                          166,302
                                                                        --------

                                              See Notes to Financial Statements.


64 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)                    June 30, 2004
--------------------------------------------------------------------------------
   LARGE-CAP VALUE FUND
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                              SHARES    (NOTE 1)
--------------------------------------------------------------------------------

CONSUMER STAPLES 2.7%
   FOOD & DRUG RETAILING 1.4%
   Costco Wholesale Corp.                                        418   $  17,167
   CVS Corp.                                                     362      15,211
   Kroger Co.*                                                   675      12,285
   Safeway, Inc.*                                                406      10,288
   Albertson's, Inc.                                             335       8,891
   Supervalu, Inc.                                               123       3,765
   Winn-Dixie Stores, Inc.                                       130         936
                                                                      ----------
TOTAL FOOD & DRUG RETAILING                                               68,543
                                                                      ----------
   FOOD PRODUCTS 0.8%
   General Mills, Inc.                                           344      16,350
   ConAgra Foods, Inc.                                           480      12,999
   Archer-Daniels-Midland Co.                                    591       9,917
                                                                      ----------
TOTAL FOOD PRODUCTS                                                       39,266
                                                                      ----------
   BEVERAGES 0.3%
   Coca-Cola Enterprises, Inc.                                   428      12,408
   Adolph Coors Co. -- Class B                                    34       2,459
                                                                      ----------
TOTAL BEVERAGES                                                           14,867
                                                                      ----------
   TOBACCO 0.1%
   R.J. Reynolds Tobacco Holdings, Inc.                           77       5,204
                                                                      ----------
TOTAL TOBACCO                                                              5,204
                                                                      ----------
   PERSONAL PRODUCTS 0.1%
   Alberto-Culver Co. -- Class B                                  82       4,112
                                                                      ----------
TOTAL PERSONAL PRODUCTS                                                    4,112
                                                                      ----------
TOTAL CONSUMER STAPLES                                                   131,992
                                                                      ----------
TOTAL COMMON STOCKS
   (Cost $4,623,339)                                                   4,772,686
                                                                      ----------

                                                                FACE
                                                              AMOUNT
                                                             -------
REPURCHASE AGREEMENTS 0.8%
Repurchase Agreement (Note 5)
   1.00% due 07/01/04                                        $40,782      40,782
                                                                      ----------
TOTAL REPURCHASE AGREEMENTS
   (Cost $40,782)                                                         40,782
                                                                      ----------
TOTAL INVESTMENTS 100%
   (Cost $4,664,121)                                                  $4,813,468
                                                                      ==========

*    NON-INCOME PRODUCING SECURITIES.

REIT - REAL ESTATE INVESTMENT TRUST.

See Notes to Financial Statements.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 65

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2004
--------------------------------------------------------------------------------
   SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                             SHARES     (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 99.1%

INFORMATION TECHNOLOGY 22.3%
   ELECTRONIC EQUIPMENT & INSTRUMENTS 6.9%
   Flir Systems, Inc.*                                        3,482   $  191,162
   Cognex Corp.                                               4,585      176,431
   Trimble Navigation Ltd.*                                   5,198      144,452
   Dionex Corp.*                                              2,192      120,933
   Rogers Corp.*                                              1,666      116,453
   Littelfuse, Inc.*                                          2,291       97,161
   Global Imaging Systems, Inc.*                              2,373       86,994
   Veeco Instruments, Inc.*                                   3,002       77,482
   Scansource, Inc.*                                          1,183       70,294
   Photon Dynamics, Inc.*                                     1,676       58,777
   Kulicke & Soffa Industries, Inc.*                          5,217       57,178
   Advanced Energy Industries, Inc.*                          3,292       51,750
   Daktronics, Inc.*                                          1,886       47,056
   BEI Technologies, Inc.                                     1,498       42,408
   Keithley Instruments, Inc.                                 1,623       35,950
   X-Rite, Inc.                                               2,161       31,421
                                                                      ----------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                               1,405,902
                                                                      ----------
   SOFTWARE 6.0%
   Hyperion Solutions Corp.*                                  3,993      174,574
   Factset Research Systems, Inc.                             3,135      148,192
   Take-Two Interactive Software, Inc.*                       4,550      139,412
   Kronos, Inc./MA*                                           3,141      129,409
   Filenet Corp.*                                             3,993      126,059
   Manhattan Associates, Inc.*                                3,055       94,338
   Micros Systems, Inc.*                                      1,854       88,936
   Serena Software, Inc.*                                     4,507       86,039
   Progress Software Corp.*                                   3,711       80,417
   Ansys, Inc.*                                               1,557       73,179
   Talx Corp.                                                 1,395       34,080
   Catapult Communications Corp.*                             1,242       28,566
   Concord Communications, Inc.*                              1,831       20,892
                                                                      ----------
TOTAL SOFTWARE                                                         1,224,093
                                                                      ----------
   SEMICONDUCTOR EQUIPMENT & PRODUCTS 4.6%
   Varian Semiconductor Equipment Associates, Inc.*           3,739      144,176
   Cymer, Inc.*                                               3,784      141,673
   Axcelis Technologies, Inc.*                               10,122      125,918
   Brooks Automation, Inc.*                                   4,526       91,199
   ATMI, Inc.*                                                3,155       86,163
   Microsemi Corp.*                                           6,032       85,715
   FEI Co.*                                                   3,447       82,418
   Power Integrations, Inc.*                                  3,109       77,414
   Helix Technology Corp.                                     2,670       56,951
   Kopin Corp.*                                               7,141       36,490
                                                                      ----------
TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS                                 928,117
                                                                      ----------
   INTERNET SOFTWARE & SERVICES 1.5%
   WebEx Communications, Inc.*                                4,475       97,376
   Websense, Inc.*                                            2,377       88,496
   j2 Global Communications, Inc.*                            2,390       66,442
   Netegrity, Inc.*                                           3,884       32,859
   Zix Corp.*                                                 3,207       25,463
                                                                      ----------
TOTAL INTERNET SOFTWARE & SERVICES                                       310,636
                                                                      ----------
   IT CONSULTING & SERVICES 1.4%
   Global Payments, Inc.                                      3,889      175,083
   Startek, Inc.                                              1,469       52,590
   Intrado, Inc.*                                             1,734       27,900
   Carreker Corp.*                                            2,516       25,210
                                                                      ----------
TOTAL IT CONSULTING & SERVICES                                           280,783
                                                                      ----------
   COMMUNICATIONS EQUIPMENT 1.0%
   ViaSat, Inc.*                                              2,693       67,191
   Inter-Tel, Inc.                                            2,632       65,721
   Harmonic, Inc.*                                            7,304       62,230
                                                                      ----------
TOTAL COMMUNICATIONS EQUIPMENT                                           195,142
                                                                      ----------
   COMPUTERS & PERIPHERALS 0.9%
   Avid Technology, Inc.*                                     3,190      174,078
                                                                      ----------
TOTAL COMPUTERS & PERIPHERALS                                            174,078
                                                                      ----------
TOTAL INFORMATION TECHNOLOGY                                           4,518,751
                                                                      ----------
HEALTH CARE 21.7%
   HEALTH CARE EQUIPMENT & SUPPLIES 9.8%
   Respironics, Inc.*                                         3,597      211,324
   Cooper Cos., Inc.                                          3,294      208,082
   ResMed, Inc.*                                              3,503      178,513
   Mentor Corp.                                               4,302      147,516
   Diagnostic Products Corp.                                  2,953      129,755
   Advanced Medical Optics, Inc.*                             2,994      127,455
   Sybron Dental Specialties, Inc.*                           3,947      117,818
   American Medical Systems Holdings, Inc.*                   3,456      116,467
   Integra LifeSciences Holdings Corp.*                       2,908      102,565
   PolyMedica Corp.                                           2,769       85,950
   Cyberonics, Inc.*                                          2,417       80,631
   Biosite, Inc.*                                             1,584       71,153
   Immucor, Inc.*                                             1,984       64,579
   Arthocare Corp.*                                           2,214       64,383
   Wilson Greatbatch Technologies, Inc.*                      2,224       62,161
   Possis Medical, Inc.*                                      1,817       62,050

                                              See Notes to Financial Statements.


66 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2004
--------------------------------------------------------------------------------
   SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                             SHARES     (NOTE 1)
--------------------------------------------------------------------------------

   ICU Medical, Inc.*                                         1,307   $   43,824
   SurModics, Inc.*                                           1,761       43,391
   Merit Medical Systems Inc.*                                2,693       42,899
   BioLase Technology, Inc.*                                  2,500       33,650
                                                                      ----------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                 1,994,166
                                                                      ----------
   HEALTH CARE PROVIDERS & SERVICES 7.0%
   Accredo Health, Inc.*                                      4,995      194,555
   Pharmaceutical Product Development, Inc.*                  5,723      181,820
   Cerner Corp.*                                              3,692      164,589
   Sierra Health Services, Inc.*                              2,748      122,836
   United Surgical Partners International, Inc.*              2,866      113,121
   Priority Healthcare Corp. -- Class B*                      4,415      101,324
   American Healthways, Inc.*                                 3,283       87,393
   NDCHealth Corp.                                            3,707       86,002
   Dendrite International, Inc.*                              4,233       78,649
   Centene Corp.*                                             2,022       77,948
   AmSurg Corp.*                                              3,067       77,074
   Odyssey HealthCare, Inc.*                                  3,769       70,933
   LabOne, Inc.*                                              1,710       54,344
                                                                      ----------
TOTAL HEALTH CARE PROVIDERS & SERVICES                                 1,410,588
                                                                      ----------
   BIOTECHNOLOGY 2.5%
   Idexx Laboratories, Inc.*                                  3,591      226,018
   Techne Corp.*                                              4,191      182,099
   Regeneron Pharmaceuticals, Inc.*                           5,670       59,705
   Enzo Biochem, Inc.*                                        3,126       46,890
                                                                      ----------
TOTAL BIOTECHNOLOGY                                                      514,712
                                                                      ----------
   PHARMACEUTICALS 2.4%
   Medicis Pharmaceutical Corp. -- Class A                    5,771      230,551
   MGI Pharma, Inc.*                                          7,172      193,716
   Noven Pharmaceuticals, Inc.*                               2,410       53,068
                                                                      ----------
TOTAL PHARMACEUTICALS                                                    477,335
                                                                      ----------
TOTAL HEALTH CARE                                                      4,396,801
                                                                      ----------
CONSUMER DISCRETIONARY 20.4%
   HOTELS RESTAURANTS & LEISURE 5.1%
   Sonic Corp.*                                               6,021      136,978
   CEC Entertainment, Inc.*                                   3,836      113,200
   Argosy Gaming Co.*                                         2,992      112,499
   Panera Bread Co. -- Class A*                               3,055      109,613
   P.F. Chang's China Bistro, Inc.*                           2,627      108,101
   WMS Industries, Inc.*                                      3,054       91,009
   Rare Hospitality International, Inc.*                      3,517       87,573
   Shuffle Master, Inc.*                                      2,396       86,999
   Multimedia Games, Inc.*                                    2,841       76,196
   Papa John's International, Inc.*                           1,771       52,315
   Steak N Shake Co.*                                         2,802       51,053
                                                                      ----------
TOTAL HOTELS RESTAURANTS & LEISURE                                     1,025,536
                                                                      ----------
   SPECIALTY RETAIL 5.0%
   Urban Outfitters, Inc.*                                    4,104      249,975
   Tractor Supply Co.*                                        3,918      163,851
   Guitar Center, Inc.*                                       2,505      111,397
   Select Comfort Corp.*                                      3,744      106,330
   HOT Topic, Inc.*                                           4,824       98,844
   Cost Plus, Inc.*                                           2,276       73,856
   Christopher & Banks Corp.                                  3,857       68,307
   Hibbett Sporting Goods, Inc.*                              2,417       66,105
   Children's Place Retail Stores, Inc.*                      2,742       64,492
                                                                      ----------
TOTAL SPECIALTY RETAIL                                                 1,003,157
                                                                      ----------
   TEXTILES & APPAREL 2.5%
   Fossil, Inc.*                                              7,183      195,737
   Quiksilver, Inc.*                                          5,772      137,431
   K-Swiss, Inc. -- Class A                                   3,649       73,746
   Oxford Industries, Inc.                                    1,636       71,264
   OshKosh B'Gosh, Inc. -- Class A                            1,111       27,742
                                                                      ----------
TOTAL TEXTILES & APPAREL                                                 505,920
                                                                      ----------
   HOUSEHOLD DURABLES 2.5%
   NVR, Inc.*                                                   618      299,236
   Ethan Allen Interiors, Inc.                                3,827      137,428
   Champion Enterprises, Inc.*                                7,169       65,811
                                                                      ----------
TOTAL HOUSEHOLD DURABLES                                                 502,475
                                                                      ----------
   LEISURE EQUIPMENT & PRODUCTS 2.1%
   Polaris Industries, Inc.                                   4,371      209,808
   SCP Pool Corp.                                             3,672      165,240
   Arctic Cat, Inc.                                           2,170       59,740
                                                                      ----------
TOTAL LEISURE EQUIPMENT & PRODUCTS                                       434,788
                                                                      ----------
   AUTOMOBILES 1.5%
   Winnebago Industries, Inc.                                 3,521      131,263
   Monaco Coach Corp.                                         2,978       83,890
   Fleetwood Enterprises, Inc.*                               5,438       79,123
                                                                      ----------
TOTAL AUTOMOBILES                                                        294,276
                                                                      ----------
   MEDIA 1.2%
   Arbitron, Inc.*                                            3,133      114,417
   Advo, Inc.                                                 3,078      101,328
   Thomas Nelson, Inc.                                        1,461       33,223
                                                                      ----------
TOTAL MEDIA                                                              248,968
                                                                      ----------
   MULTILINE RETAIL 0.4%
   Fred's, Inc.                                               4,014       88,669
                                                                      ----------
TOTAL MULTILINE RETAIL                                                    88,669
                                                                      ----------

See Notes to Financial Statements.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 67

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2004
--------------------------------------------------------------------------------
   SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                             SHARES     (NOTE 1)
--------------------------------------------------------------------------------

   AUTO COMPONENTS 0.1%
   Midas, Inc.*                                               1,567   $   27,266
                                                                      ----------
TOTAL AUTO COMPONENTS                                                     27,266
                                                                      ----------
TOTAL CONSUMER DISCRETIONARY                                           4,131,055
                                                                      ----------
INDUSTRIALS 15.3%
   MACHINERY 5.1%
   Oshkosh Truck Corp.                                        3,643      208,780
   Briggs & Stratton Corp.                                    2,323      205,237
   Toro Co.                                                   2,498      175,035
   Clarcor, Inc.                                              2,604      119,263
   Wabash National Corp.*                                     3,482       95,929
   CUNO, Inc.*                                                1,707       91,069
   Kaydon Corp.                                               2,870       88,769
   Lindsay Manufacturing Co.                                  1,109       26,638
   Milacron, Inc.*                                            5,123       20,492
                                                                      ----------
TOTAL MACHINERY                                                        1,031,212
                                                                      ----------
   COMMERCIAL SERVICES & SUPPLIES 3.0%
   Brady Corp. -- Class A                                     2,457      113,268
   Tetra Tech, Inc.*                                          5,692       92,893
   Watson Wyatt & Co., Holdings                               3,249       86,586
   John H. Harland Co.                                        2,869       84,205
   Labor Ready, Inc.*                                         4,221       65,426
   Coinstar, Inc.*                                            2,215       48,664
   Administaff, Inc.*                                         2,720       45,152
   Pre-Paid Legal Services, Inc.*                             1,658       39,510
   Memberworks, Inc.*                                         1,002       29,679
   CPI Corp.                                                    768       11,305
                                                                      ----------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                     616,688
                                                                      ----------
   ELECTRICAL EQUIPMENT 2.5%
   Roper Industries, Inc.                                     3,790      215,651
   Acuity Brands, Inc.                                        4,336      117,072
   Baldor Electric Co.                                        3,320       77,522
   Intermagnetics General Corp.*                              1,696       57,715
   Artesyn Technologies, Inc.*                                3,986       35,874
                                                                      ----------
TOTAL ELECTRICAL EQUIPMENT                                               503,834
                                                                      ----------
   ROAD & RAIL 2.0%
   Landstar System, Inc.*                                     3,023      159,826
   Heartland Express, Inc.                                    5,136      140,521
   Knight Transportation, Inc.*                               3,861      110,926
                                                                      ----------
TOTAL ROAD & RAIL                                                        411,273
                                                                      ----------
   AEROSPACE & DEFENSE 1.4%
   Engineered Support Systems, Inc.                           2,665      155,929
   Teledyne Technologies, Inc.*                               3,279       65,646
   Mercury Computer Systems, Inc.*                            2,211       54,833
                                                                      ----------
TOTAL AEROSPACE & DEFENSE                                                276,408
                                                                      ----------
   BUILDING PRODUCTS 0.9%
   Simpson Manufacturing Co., Inc.                            2,502      140,412
   ElkCorp                                                    2,063       49,388
                                                                      ----------
TOTAL BUILDING PRODUCTS                                                  189,800
                                                                      ----------
   AIR FREIGHT & COURIERS 0.4%
   Forward Air Corp.*                                         2,239       83,739
                                                                      ----------
TOTAL AIR FREIGHT & COURIERS                                              83,739
                                                                      ----------
TOTAL INDUSTRIALS                                                      3,112,954
                                                                      ----------
FINANCIALS 8.6%
   BANKS 6.6%
   UCBH Holdings, Inc.                                        4,579      180,962
   Hudson United Bancorp                                      4,555      169,810
   First Midwest Bancorp, Inc./IL                             4,810      169,360
   First Bancorp Puerto Rico                                  4,111      167,523
   East-West Bancorp, Inc.                                    5,158      158,351
   Southwest Bancorp of Texas, Inc.                           3,548      156,538
   Community First Bankshares, Inc.                           3,793      122,097
   Wintrust Financial Corp.                                   2,115      106,829
   TrustCo Bank Corp. NY                                      7,644      100,136
                                                                      ----------
TOTAL BANKS                                                            1,331,606
                                                                      ----------
   THRIFTS & MORTGAGE FINANCE 1.1%
   New Century Financial Corp.                                3,508      164,245
   Dime Community Bancshares                                  3,830       66,948
                                                                      ----------
TOTAL THRIFTS & MORTGAGE FINANCE                                         231,193
                                                                      ----------
   REAL ESTATE 0.8%
   Essex Property Trust, Inc.                                 2,365      161,648
                                                                      ----------
TOTAL REAL ESTATE                                                        161,648
                                                                      ----------
   CONSUMER FINANCE 0.1%
   Rewards Network, Inc.*                                     2,522       22,698
                                                                      ----------
TOTAL CONSUMER FINANCE                                                    22,698
                                                                      ----------
TOTAL FINANCIALS                                                       1,747,145
                                                                      ----------
ENERGY 4.6%
   OIL & GAS 3.4%
   Patina Oil & Gas Corp.                                     7,183      214,556
   Evergreen Resources, Inc.*                                 4,384      177,114
   Cabot Oil & Gas Corp.                                      3,315      140,225
   Frontier Oil Corp.                                         2,711       57,446
   Prima Energy Corp.*                                        1,232       48,750
   Plains Resources, Inc.*                                    2,511       42,561
                                                                      ----------
TOTAL OIL & GAS                                                          680,652
                                                                      ----------
   ENERGY EQUIPMENT & SERVICES 1.2%
   CARBO Ceramics, Inc.                                       1,605      109,541
   Hydril*                                                    2,365       74,498
   Tetra Technologies, Inc.*                                  2,318       62,238
                                                                      ----------
TOTAL ENERGY EQUIPMENT & SERVICES                                        246,277
                                                                      ----------
TOTAL ENERGY                                                             926,929
                                                                      ----------

                                              See Notes to Financial Statements.


68 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)                    June 30, 2004
--------------------------------------------------------------------------------
   SMALL-CAP GROWTH FUND
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                             SHARES     (NOTE 1)
--------------------------------------------------------------------------------

CONSUMER STAPLES 3.2%
   PERSONAL PRODUCTS 1.0%
   NBTY, Inc.*                                                6,818  $   200,381
                                                                     -----------
TOTAL PERSONAL PRODUCTS                                                  200,381
                                                                     -----------
   FOOD PRODUCTS 0.9%
   Sanderson Farms, Inc.                                      1,981      106,221
   Delta & Pine Land Co.                                      3,924       86,132
                                                                     -----------
TOTAL FOOD PRODUCTS                                                      192,353
                                                                     -----------
   HOUSEHOLD PRODUCTS 0.7%
   Rayovac Corp.*                                             3,565      100,176
   WD-40 Co.                                                  1,719       51,467
                                                                     -----------
TOTAL HOUSEHOLD PRODUCTS                                                 151,643
                                                                     -----------
   FOOD & DRUG RETAILING 0.6%
   United Natural Foods, Inc.*                                3,993      115,438
                                                                     -----------
TOTAL FOOD & DRUG RETAILING                                              115,438
                                                                     -----------
TOTAL CONSUMER STAPLES                                                   659,815
                                                                     -----------
MATERIALS 2.5%
   CHEMICALS 1.6%
   Georgia Gulf Corp.                                         3,325      119,234
   MacDermid, Inc.                                            3,071      103,953
   Headwaters, Inc.*                                          3,478       90,185
                                                                     -----------
TOTAL CHEMICALS                                                          313,372
                                                                     -----------
   CONSTRUCTION MATERIALS 0.9%
   Florida Rock Industries, Inc.                              4,400      185,548
                                                                     -----------
TOTAL CONSTRUCTION MATERIALS                                             185,548
                                                                     -----------
TOTAL MATERIALS                                                          498,920
                                                                     -----------
TELECOMMUNICATION SERVICES 0.5%
   DIVERSIFIED TELECOMMUNICATION SERVICES 0.5%
   Commonwealth Telephone Enterprises, Inc.*                  2,246      100,554
                                                                     -----------
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                             100,554
                                                                     -----------
TOTAL TELECOMMUNICATION SERVICES                                         100,554
                                                                     -----------
TOTAL COMMON STOCKS
   (Cost $19,291,959)                                                 20,092,924
                                                                     -----------

                                                               FACE
                                                             AMOUNT
                                                             ------
REPURCHASE AGREEMENTS 0.9%
Repurchase Agreement (Note 5) 1.00% due 07/01/04           $186,064      186,064
                                                                     -----------
TOTAL REPURCHASE AGREEMENTS
   (Cost $186,064)                                                       186,064
                                                                     -----------
TOTAL INVESTMENTS 100%
   (Cost $19,478,023)                                                $20,278,988
                                                                     ===========

*    NON-INCOME PRODUCING SECURITIES.

See Notes to Financial Statements.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 69

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2004
--------------------------------------------------------------------------------
   MID-CAP GROWTH FUND
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                             SHARES     (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 99.8%

CONSUMER DISCRETIONARY 23.1%
   SPECIALTY RETAIL 8.1%
   Petsmart, Inc.                                             3,815   $  123,797
   Chico's FAS, Inc.*                                         2,354      106,306
   Ross Stores, Inc.                                          3,959      105,943
   Williams-Sonoma, Inc.*                                     3,068      101,121
   Michaels Stores, Inc.                                      1,807       99,385
   Abercrombie & Fitch Co. -- Class A                         2,509       97,224
   O'Reilly Automotive, Inc.*                                 1,450       65,540
   Rent-A-Center, Inc.*                                       2,130       63,751
   CarMax, Inc.*                                              2,733       59,771
   Claire's Stores, Inc.                                      2,610       56,637
   Regis Corp.                                                1,171       52,215
   Pacific Sunwear of California, Inc.*                       2,029       39,707
                                                                      ----------
TOTAL SPECIALTY RETAIL                                                   971,397
                                                                      ----------
   HOTELS RESTAURANTS & LEISURE 5.2%
   Mandalay Resort Group                                      1,784      122,454
   Brinker International, Inc.*                               2,543       86,767
   Outback Steakhouse, Inc.                                   1,963       81,190
   GTECH Holdings Corp.                                       1,572       72,799
   International Speedway Corp. -- Class A                    1,405       68,339
   Cheesecake Factory, Inc.*                                  1,372       54,592
   Applebee's International, Inc.                             2,175       50,068
   Ruby Tuesday, Inc.                                         1,762       48,367
   Krispy Kreme Doughnuts, Inc.*                              1,618       30,888
                                                                      ----------
TOTAL HOTELS RESTAURANTS & LEISURE                                       615,464
                                                                      ----------
   MEDIA 3.8%
   Washington Post Co. -- Class B                               246      228,782
   Westwood One, Inc.*                                        2,577       61,333
   Harte-Hanks, Inc.                                          2,308       56,338
   Reader's Digest Association, Inc.                          2,620       41,894
   Valassis Communications, Inc.*                             1,372       41,805
   Catalina Marketing Corp.*                                  1,382       25,277
                                                                      ----------
TOTAL MEDIA                                                              455,429
                                                                      ----------
   TEXTILES & APPAREL 2.4%
   Coach, Inc.*                                               4,974      224,775
   Timberland Co. -- Class A*                                   925       59,746
                                                                      ----------
TOTAL TEXTILES & APPAREL                                                 284,521
                                                                      ----------
   HOUSEHOLD DURABLES 1.6%
   Harman International Industries, Inc.                      1,740      158,340
   Tupperware Corp.                                           1,550       30,116
                                                                      ----------
TOTAL HOUSEHOLD DURABLES                                                 188,456
                                                                      ----------
   MULTILINE RETAIL 0.9%
   Dollar Tree Stores, Inc.*                                  3,001       82,317
   99 Cents Only Stores*                                      1,907       29,082
                                                                      ----------
TOTAL MULTILINE RETAIL                                                   111,399
                                                                      ----------
   AUTO COMPONENTS 0.7%
   Gentex Corp.                                               2,041       80,987
                                                                      ----------
TOTAL AUTO COMPONENTS                                                     80,987
                                                                      ----------
   AUTOMOBILES 0.4%
   Thor Industries, Inc.                                      1,506       50,391
                                                                      ----------
TOTAL AUTOMOBILES                                                         50,391
                                                                      ----------
TOTAL CONSUMER DISCRETIONARY                                           2,758,044
                                                                      ----------
INFORMATION TECHNOLOGY 20.1%
   SEMICONDUCTOR EQUIPMENT & PRODUCTS 5.8%
   Microchip Technology, Inc.                                 5,499      173,439
   Lam Research Corp.*                                        3,536       94,765
   Atmel Corp.*                                              12,559       74,349
   International Rectifier Corp.*                             1,741       72,112
   Silicon Laboratories, Inc.*                                1,361       63,082
   Integrated Circuit Systems, Inc.*                          1,918       52,093
   Semtech Corp.*                                             1,996       46,986
   Cypress Semiconductor Corp.*                               3,257       46,217
   Micrel, Inc.*                                              2,442       29,670
   Cabot Microelectronics Corp.*                                658       20,141
   LTX Corp.*                                                 1,607       17,372
                                                                      ----------
TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS                                 690,226
                                                                      ----------
   SOFTWARE 4.3%
   Synopsys, Inc.*                                            4,094      116,392
   Network Associates, Inc.*                                  4,372       79,264
   Fair Isaac Corp.                                           1,863       62,187
   Jack Henry & Associates, Inc.                              2,375       47,738
   Macromedia, Inc.*                                          1,829       44,902
   Reynolds & Reynolds Co. -- Class A                         1,729       39,992
   RSA Security, Inc.*                                        1,629       33,346
   Macrovision Corp.*                                         1,305       32,664
   Mentor Graphics Corp.*                                     1,851       28,635
   Transaction Systems Architects, Inc. -- Class A*             982       21,142
                                                                      ----------
TOTAL SOFTWARE                                                           506,262
                                                                      ----------
   IT CONSULTING & SERVICES 4.0%
   DST Systems, Inc.*                                         2,231      107,289
   Alliance Data Systems Corp.*                               2,124       89,728
   Cognizant Technology Solutions Corp.*                      3,379       85,860

                                              See Notes to Financial Statements.


70 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2004
--------------------------------------------------------------------------------
   MID-CAP GROWTH FUND
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                             SHARES     (NOTE 1)
--------------------------------------------------------------------------------

   Certegy, Inc.                                              1,684   $   65,339
   Acxiom Corp.                                               2,276       56,513
   Gartner, Inc. -- Class A*                                  3,480       46,006
   Titan Corp.*                                               2,219       28,803
                                                                      ----------
TOTAL IT CONSULTING & SERVICES                                           479,538
                                                                      ----------
   ELECTRONIC EQUIPMENT & INSTRUMENTS 2.0%
   CDW Corp.                                                  2,208      140,782
   National Instruments Corp.                                 2,085       63,906
   Varian, Inc.*                                                915       38,567
                                                                      ----------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                 243,255
                                                                      ----------
   COMPUTERS & PERIPHERALS 1.6%
   Diebold, Inc.                                              1,918      101,405
   Sandisk Corp.*                                             4,271       92,638
                                                                      ----------
TOTAL COMPUTERS & PERIPHERALS                                            194,043
                                                                      ----------
   COMMUNICATIONS EQUIPMENT 1.4%
   ADTRAN, Inc.                                               2,107       70,311
   Plantronics, Inc.*                                         1,260       53,046
   Avocent Corp.*                                             1,294       47,541
                                                                      ----------
TOTAL COMMUNICATIONS EQUIPMENT                                           170,898
                                                                      ----------
   OFFICE ELECTRONICS 0.9%
   Zebra Technologies Corp. -- Class A*                       1,260      109,620
                                                                      ----------
TOTAL OFFICE ELECTRONICS                                                 109,620
                                                                      ----------
   INTERNET SOFTWARE & SERVICES 0.1%
   Retek, Inc.*                                               1,472        9,038
                                                                      ----------
TOTAL INTERNET SOFTWARE & SERVICES                                         9,038
                                                                      ----------
TOTAL INFORMATION TECHNOLOGY                                           2,402,880
                                                                      ----------
HEALTH CARE 17.5%
   HEALTH CARE EQUIPMENT & SUPPLIES 7.4%
   Varian Medical Systems, Inc.*                              1,807      143,386
   Patterson Cos., Inc.*                                      1,807      138,217
   DENTSPLY International, Inc.                               2,130      110,973
   Hillenbrand Industries, Inc.                               1,650       99,743
   Beckman Coulter, Inc.                                      1,628       99,308
   Apogent Technologies, Inc.*                                2,364       75,648
   Cytyc Corp.*                                               2,922       74,131
   Inamed Corp.*                                                934       58,702
   Edwards Lifesciences Corp.*                                1,572       54,784
   VISX, Inc.*                                                1,283       34,282
                                                                      ----------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                   889,174
                                                                      ----------
   HEALTH CARE PROVIDERS & SERVICES 5.3%
   Oxford Health Plans, Inc.                                  2,153      118,501
   Coventry Health Care, Inc.*                                2,342      114,524
   Lincare Holdings, Inc.*                                    2,632       86,488
   Henry Schein, Inc.*                                        1,160       73,242
   Covance, Inc.*                                             1,662       64,120
   Renal Care Group, Inc.*                                    1,762       58,375
   First Health Group Corp.*                                  2,420       37,776
   Apria Healthcare Group, Inc.*                              1,316       37,769
   LifePoint Hospitals, Inc.*                                 1,014       37,741
                                                                      ----------
TOTAL HEALTH CARE PROVIDERS & SERVICES                                   628,536
                                                                      ----------
   PHARMACEUTICALS 3.5%
   IVAX Corp.*                                                5,219      125,204
   Sepracor, Inc.*                                            2,264      119,766
   Barr Pharmaceuticals, Inc.*                                2,755       92,843
   Valeant Pharmaceuticals International                      2,209       44,180
   Par Pharmaceutical Cos., Inc.*                               904       31,830
                                                                      ----------
TOTAL PHARMACEUTICALS                                                    413,823
                                                                      ----------
   BIOTECHNOLOGY 1.3%
   Cephalon, Inc.*                                            1,483       80,082
   Charles River Laboratories International, Inc.*            1,216       59,426
   Vertex Pharmaceuticals, Inc.*                              2,085       22,601
                                                                      ----------
TOTAL BIOTECHNOLOGY                                                      162,109
                                                                      ----------
TOTAL HEALTH CARE                                                      2,093,642
                                                                      ----------
INDUSTRIALS 15.0%
   COMMERCIAL SERVICES & SUPPLIES 6.5%
   Career Education Corp.*                                    2,677      121,964
   ChoicePoint, Inc.*                                         2,332      106,479
   Dun & Bradstreet Corp.*                                    1,874      101,027
   HNI Corp.                                                  1,539       65,146
   Education Management Corp.*                                1,930       63,420
   Stericycle, Inc.*                                          1,149       59,449
   Corinthian Colleges, Inc.*                                 2,386       59,030
   Herman Miller, Inc.                                        1,897       54,899
   DeVry, Inc.*                                               1,852       50,782
   ITT Educational Services, Inc.*                            1,205       45,814
   Rollins, Inc.                                              1,204       27,704
   Sotheby's Holdings, Inc. -- Class A*                       1,662       26,526
                                                                      ----------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                     782,240
                                                                      ----------
   AIR FREIGHT & COURIERS 2.7%
   Expeditors International Washington, Inc.                  2,778      137,261
   C.H. Robinson Worldwide, Inc.                              2,253      103,277
   J.B. Hunt Transport Services, Inc.                         2,119       81,751
                                                                      ----------
TOTAL AIR FREIGHT & COURIERS                                             322,289
                                                                      ----------
   MACHINERY 1.4%
   Donaldson Co., Inc.                                        2,286       66,980
   Graco, Inc.                                                1,830       56,822
   Nordson Corp.                                                947       41,071
                                                                      ----------
TOTAL MACHINERY                                                          164,873
                                                                      ----------

See Notes to Financial Statements.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 71

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2004
--------------------------------------------------------------------------------
   MID-CAP GROWTH FUND
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                             SHARES     (NOTE 1)
--------------------------------------------------------------------------------

   ELECTRICAL EQUIPMENT 1.1%
   Hubbell, Inc. -- Class B                                   1,595   $   74,502
   AMETEK, Inc.                                               1,784       55,126
                                                                      ----------
TOTAL ELECTRICAL EQUIPMENT                                               129,628
                                                                      ----------
   TRADING COMPANIES & DISTRIBUTORS 1.0%
   Fastenal Co.                                               2,007      114,058
                                                                      ----------
TOTAL TRADING COMPANIES & DISTRIBUTORS                                   114,058
                                                                      ----------
   AIRLINES 0.9%
   JetBlue Airways Corp.*                                     2,710       79,620
   AirTran Holdings, Inc.*                                    2,232       31,560
                                                                      ----------
TOTAL AIRLINES                                                           111,180
                                                                      ----------
   AEROSPACE & DEFENSE 0.5%
   Alliant Techsystems, Inc.*                                   982       62,200
                                                                      ----------
TOTAL AEROSPACE & DEFENSE                                                 62,200
                                                                      ----------
   CONSTRUCTION & ENGINEERING 0.5%
   Jacobs Engineering Group, Inc.*                            1,484       58,440
                                                                      ----------
TOTAL CONSTRUCTION & ENGINEERING                                          58,440
                                                                      ----------
   INDUSTRIAL CONGLOMERATES 0.4%
   Carlisle Cos., Inc.                                          825       51,356
                                                                      ----------
TOTAL INDUSTRIAL CONGLOMERATES                                            51,356
                                                                      ----------
TOTAL INDUSTRIALS                                                      1,796,264
                                                                      ----------
FINANCIALS 11.4%
   BANKS 6.0%
   Compass Bancshares, Inc.                                   3,234      139,062
   Commerce Bancorp/NJ, Inc.                                  2,063      113,486
   TCF Financial Corp.                                        1,863      108,147
   City National Corp.                                        1,283       84,293
   Wilmington Trust Corp.                                     1,751       65,172
   Bank Of Hawaii Corp.                                       1,406       63,579
   Cullen/Frost Bankers, Inc.                                 1,360       60,860
   Westamerica Bancorporation                                   837       43,901
   Silicon Valley Bancshares*                                   936       37,112
                                                                      ----------
TOTAL BANKS                                                              715,612
                                                                      ----------
   CAPITAL MARKETS 3.6%
   Legg Mason, Inc.                                           1,751      159,359
   SEI Investments Co.                                        2,733       79,366
   Investors Financial Services Corp.                         1,751       76,309
   Eaton Vance Corp.                                          1,785       68,205
   Waddell & Reed Financial, Inc. -- Class A                  2,185       48,310
                                                                      ----------
TOTAL CAPITAL MARKETS                                                    431,549
                                                                      ----------
INSURANCE 1.3%
   Brown & Brown, Inc.                                        1,818       78,356
   Arthur J. Gallagher & Co.                                  2,398       73,019
                                                                      ----------
TOTAL INSURANCE                                                          151,375
                                                                      ----------
   REAL ESTATE 0.5%
   United Dominion Realty Trust, Inc.                         3,379       66,837
                                                                      ----------
TOTAL REAL ESTATE                                                         66,837
                                                                      ----------
TOTAL FINANCIALS                                                       1,365,373
                                                                      ----------
ENERGY 6.1%
   OIL & GAS 3.8%
   XTO Energy, Inc.                                           6,837      203,674
   Murphy Oil Corp.                                           2,431      179,165
   Western Gas Resources, Inc.                                1,941       63,043
                                                                      ----------
TOTAL OIL & GAS                                                          445,882
                                                                      ----------
   ENERGY EQUIPMENT & SERVICES 2.3%
   Smith International, Inc.*                                 2,755      153,619
   Patterson-UTI Energy, Inc.                                 2,197       73,402
   FMC Technologies, Inc.*                                    1,774       51,091
                                                                      ----------
TOTAL ENERGY EQUIPMENT & SERVICES                                        278,112
                                                                      ----------
TOTAL ENERGY                                                             723,994
                                                                      ----------
CONSUMER STAPLES 3.9%
   FOOD PRODUCTS 1.3%
   Hormel Foods Corp.                                         3,658      113,764
   Tootsie Roll Industries, Inc.                              1,384       44,980
                                                                      ----------
TOTAL FOOD PRODUCTS                                                      158,744
                                                                      ----------
   FOOD & DRUG RETAILING 1.3%
   Whole Foods Market, Inc.                                   1,629      155,488
                                                                      ----------
TOTAL FOOD & DRUG RETAILING                                              155,488
                                                                      ----------
   HOUSEHOLD PRODUCTS 1.3%
   Energizer Holdings, Inc.*                                  2,164       97,380
   Church & Dwight Co., Inc.                                  1,082       49,534
                                                                      ----------
TOTAL HOUSEHOLD PRODUCTS                                                 146,914
                                                                      ----------
TOTAL CONSUMER STAPLES                                                   461,146
                                                                      ----------
UTILITIES 1.7%
   MULTI-UTILITIES 0.7%
   Equitable Resources, Inc.                                  1,651       85,373
                                                                      ----------
TOTAL MULTI-UTILITIES                                                     85,373
                                                                      ----------
   ELECTRIC UTILITIES 0.6%
   DPL, Inc.                                                  3,346       64,979
                                                                      ----------
TOTAL ELECTRIC UTILITIES                                                  64,979
                                                                      ----------
   WATER UTILITIES 0.4%
   Aqua America, Inc.                                         2,454       49,203
                                                                      ----------
TOTAL WATER UTILITIES                                                     49,203
                                                                      ----------
TOTAL UTILITIES                                                          199,555
                                                                      ----------

                                              See Notes to Financial Statements.


72 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)                    June 30, 2004
--------------------------------------------------------------------------------
   MID-CAP GROWTH FUND
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                            SHARES      (NOTE 1)
--------------------------------------------------------------------------------
MATERIALS 0.8%
   CHEMICALS 0.8%
   Valspar Corp.                                             1,360   $    68,598
   Olin Corp.                                                1,840        32,421
                                                                     -----------
TOTAL CHEMICALS                                                          101,019
                                                                     -----------
TOTAL MATERIALS                                                          101,019
                                                                     -----------
TELECOMMUNICATION SERVICES 0.2%
   DIVERSIFIED TELECOMMUNICATION SERVICES 0.2%
   Cincinnati Bell, Inc.*                                    6,479        28,767
                                                                     -----------
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                              28,767
                                                                     -----------
TOTAL TELECOMMUNICATION SERVICES                                          28,767
                                                                     -----------
TOTAL COMMON STOCKS
   (Cost $11,776,195)                                                 11,930,684
                                                                     -----------

                                                                          MARKET
                                                              FACE         VALUE
                                                            AMOUNT      (NOTE 1)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS 0.2%
Repurchase Agreement (Note 5)
   1.00% due 07/01/04                                     $ 19,738   $    19,738
                                                                     -----------
TOTAL REPURCHASE AGREEMENTS
   (Cost $19,738)                                                         19,738
                                                                     -----------
TOTAL INVESTMENTS 100%
   (Cost $11,795,933)                                                $11,950,422
                                                                     ===========

*    NON-INCOME PRODUCING SECURITIES.

See Notes to Financial Statements.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 73

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2004
--------------------------------------------------------------------------------
   LARGE-CAP GROWTH FUND
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                           VALUE
                                                               SHARES   (NOTE 1)
-------------------------------------------------------------------------------

COMMON STOCKS 99.1%

INFORMATION TECHNOLOGY 28.0%
   SOFTWARE 8.4%
   Microsoft Corp.                                              5,172  $ 147,712
   Oracle Corp.*                                                2,505     29,885
   Electronic Arts, Inc.*                                         143      7,801
   Symantec Corp.*                                                149      6,523
   Adobe Systems, Inc.                                            114      5,301
   Intuit, Inc.*                                                   95      3,665
   Autodesk, Inc.                                                  54      2,312
   Mercury Interactive Corp.*                                      43      2,143
   Citrix Systems, Inc.*                                           79      1,608
   Parametric Technology Corp.*                                   128        640
                                                                       ---------
TOTAL SOFTWARE                                                           207,590
                                                                       ---------
   SEMICONDUCTOR EQUIPMENT & PRODUCTS 6.6%
   Intel Corp.                                                  3,106     85,726
   Texas Instruments, Inc.                                        830     20,069
   Applied Materials, Inc.*                                       806     15,814
   Maxim Integrated Products, Inc.                                157      8,230
   Broadcom Corp. -- Class A*                                     145      6,782
   Linear Technology Corp.                                        150      5,920
   Xilinx, Inc.                                                   165      5,496
   KLA-Tencor Corp.*                                               94      4,642
   Altera Corp.*                                                  181      4,022
   National Semiconductor Corp.*                                  171      3,760
   Teradyne, Inc.*                                                 92      2,088
   PMC -- Sierra, Inc.*                                            83      1,191
                                                                       ---------
TOTAL SEMICONDUCTOR EQUIPMENT & PRODUCTS                                 163,740
                                                                       ---------
   COMPUTERS & PERIPHERALS 5.1%
   International Business Machines Corp.                          814     71,754
   Dell, Inc.*                                                  1,227     43,951
   Lexmark International, Inc.*                                    62      5,985
   Network Appliance, Inc.*                                       165      3,553
                                                                       ---------
TOTAL COMPUTERS & PERIPHERALS                                            125,243
                                                                       ---------
   COMMUNICATIONS EQUIPMENT 4.8%
   Cisco Systems, Inc.*                                         3,293     78,044
   Qualcomm, Inc.                                                 386     28,170
   Lucent Technologies, Inc.*                                   2,041      7,715
   Avaya, Inc.*                                                   203      3,206
                                                                       ---------
TOTAL COMMUNICATIONS EQUIPMENT                                           117,135
                                                                       ---------
   IT CONSULTING & SERVICES 1.5%
   First Data Corp.                                               425     18,921
   Automatic Data Processing, Inc.                                283     11,852
   Paychex, Inc.                                                  181      6,132
                                                                       ---------
TOTAL IT CONSULTING & SERVICES                                            36,905
                                                                       ---------
   INTERNET SOFTWARE & SERVICES 0.9%
   Yahoo!, Inc.*                                                  637     23,142
                                                                       ---------
TOTAL INTERNET SOFTWARE & SERVICES                                        23,142
                                                                       ---------
   ELECTRONIC EQUIPMENT & INSTRUMENTS 0.7%
   Analog Devices, Inc.                                           179      8,427
   Agilent Technologies, Inc.*                                    228      6,676
   Waters Corp.*                                                   58      2,771
                                                                       ---------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                  17,874
                                                                       ---------
TOTAL INFORMATION TECHNOLOGY                                             691,629
                                                                       ---------
HEALTH CARE 22.9%
   PHARMACEUTICALS 15.7%
   Pfizer, Inc.                                                 3,653    125,225
   Johnson & Johnson, Inc.                                      1,422     79,205
   Merck & Co., Inc.                                            1,066     50,635
   Eli Lilly & Co.                                                538     37,612
   Abbott Laboratories                                            749     30,529
   Wyeth                                                          638     23,070
   Bristol-Myers Squibb Co.                                       930     22,785
   Forest Laboratories, Inc.*                                     176      9,967
   Allergan, Inc.                                                  63      5,640
   Mylan Laboratories, Inc.                                       128      2,592
                                                                       ---------
TOTAL PHARMACEUTICALS                                                    387,260
                                                                       ---------
   HEALTH CARE EQUIPMENT & SUPPLIES 4.0%
   Medtronic, Inc.                                                581     28,306
   Boston Scientific Corp.*                                       392     16,778
   Stryker Corp.                                                  191     10,505
   Zimmer Holdings, Inc.*                                         116     10,231
   Baxter International, Inc.                                     292     10,077
   Guidant Corp.                                                  149      8,326
   St. Jude Medical, Inc.*                                         83      6,279
   Biomet, Inc.                                                   123      5,466
   C.R. Bard, Inc.                                                 50      2,832
   Millipore Corp.*                                                23      1,297
                                                                       ---------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                   100,097
                                                                       ---------
   BIOTECHNOLOGY 1.6%
   Amgen, Inc.*                                                   618     33,724
   Gilead Sciences, Inc.*                                         102      6,834
                                                                       ---------
TOTAL BIOTECHNOLOGY                                                       40,558
                                                                       ---------
   HEALTH CARE PROVIDERS & SERVICES 1.6%
   UnitedHealth Group, Inc.                                       300     18,675
   Cardinal Health, Inc.                                          208     14,570
   Express Scripts, Inc.*                                          37      2,932
   IMS Health, Inc.                                               115      2,696
                                                                       ---------
TOTAL HEALTH CARE PROVIDERS & SERVICES                                    38,873
                                                                       ---------
TOTAL HEALTH CARE                                                        566,788
                                                                       ---------

                                              See Notes to Financial Statements.


74 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2004
--------------------------------------------------------------------------------
   LARGE-CAP GROWTH FUND
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                               SHARES   (NOTE 1)
--------------------------------------------------------------------------------
CONSUMER STAPLES 20.1%
   FOOD & DRUG RETAILING 5.6%
   Wal-Mart Stores, Inc.                                        2,073  $ 109,371
   Walgreen Co.                                                   491     17,779
   Sysco Corp.                                                    309     11,084
                                                                       ---------
TOTAL FOOD & DRUG RETAILING                                              138,234
                                                                       ---------
   BEVERAGES 5.1%
   Coca-Cola Co.                                                1,172     59,162
   PepsiCo, Inc.                                                  819     44,128
   Anheuser-Busch Cos., Inc.                                      390     21,060
   Brown-Forman Corp. -- Class B                                   58      2,800
                                                                       ---------
TOTAL BEVERAGES                                                          127,150
                                                                       ---------
   HOUSEHOLD PRODUCTS 4.2%
   Procter & Gamble Co.                                         1,238     67,397
   Kimberly-Clark Corp.                                           240     15,811
   Colgate-Palmolive Co.                                          255     14,905
   Clorox Co.                                                     101      5,432
                                                                       ---------
TOTAL HOUSEHOLD PRODUCTS                                                 103,545
                                                                       ---------
   TOBACCO 2.1%
   Altria Group, Inc.                                             981     49,099
   UST, Inc.                                                       79      2,844
                                                                       ---------
TOTAL TOBACCO                                                             51,943
                                                                       ---------
   FOOD PRODUCTS 1.8%
   Sara Lee Corp.                                                 379      8,713
   Kellogg Co.                                                    198      8,286
   WM Wrigley Jr Co.                                              108      6,810
   H.J. Heinz Co.                                                 169      6,625
   Hershey Foods Corp.                                            125      5,784
   Campbell Soup Co.                                              197      5,295
   McCormick & Co., Inc.                                           66      2,244
                                                                       ---------
TOTAL FOOD PRODUCTS                                                       43,757
                                                                       ---------
   PERSONAL PRODUCTS 1.3%
   Gillette Co.                                                   482     20,437
   Avon Products, Inc.                                            226     10,427
                                                                       ---------
TOTAL PERSONAL PRODUCTS                                                   30,864
                                                                       ---------
TOTAL CONSUMER STAPLES                                                   495,493
                                                                       ---------
INDUSTRIALS 13.3%
   INDUSTRIAL CONGLOMERATES 7.8%
   General Electric Co.                                         4,886    158,306
   3M Co.                                                         375     33,754
                                                                       ---------
TOTAL INDUSTRIAL CONGLOMERATES                                           192,060
                                                                       ---------
   AEROSPACE & DEFENSE 1.9%
   United Technologies Corp.                                      247     22,596
   Boeing Co.                                                     404     20,640
   Rockwell Collins, Inc.                                          86      2,866
                                                                       ---------
TOTAL AEROSPACE & DEFENSE                                                 46,102
                                                                       ---------
   AIR FREIGHT & COURIERS 1.6%
   United Parcel Service, Inc. -- Class B                         541     40,667
                                                                       ---------
TOTAL AIR FREIGHT & COURIERS                                              40,667
                                                                       ---------
   COMMERCIAL SERVICES & SUPPLIES 1.2%
   Apollo Group, Inc. -- Class A*                                  84      7,416
   Pitney Bowes, Inc.                                             112      4,956
   H&R Block, Inc.                                                 85      4,053
   Cintas Corp.                                                    82      3,909
   Avery Dennison Corp.                                            53      3,393
   Robert Half International, Inc.                                 82      2,441
   Equifax, Inc.                                                   67      1,658
   Monster Worldwide, Inc.*                                        54      1,389
   Deluxe Corp.                                                    24      1,044
                                                                       ---------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                      30,259
                                                                       ---------
   ELECTRICAL EQUIPMENT 0.5%
   Emerson Electric Co.                                           202     12,837
                                                                       ---------
TOTAL ELECTRICAL EQUIPMENT                                                12,837
                                                                       ---------
   BUILDING PRODUCTS 0.2%
   American Standard Cos., Inc.*                                  104      4,192
                                                                       ---------
TOTAL BUILDING PRODUCTS                                                    4,192
                                                                       ---------
   MACHINERY 0.1%
   Navistar International Corp.*                                   33      1,279
                                                                       ---------
TOTAL MACHINERY                                                            1,279
                                                                       ---------
TOTAL INDUSTRIALS                                                        327,396
                                                                       ---------
CONSUMER DISCRETIONARY 6.9%
   SPECIALTY RETAIL 2.5%
   Lowe's Cos., Inc.                                              377     19,811
   The Gap, Inc.                                                  429     10,403
   Best Buy Co., Inc.                                             156      7,916
   Staples, Inc.                                                  239      7,005
   TJX Cos., Inc.                                                 241      5,818
   Bed Bath & Beyond, Inc.*                                       143      5,498
   AutoZone, Inc.*                                                 42      3,364
   RadioShack Corp.                                                79      2,262
                                                                       ---------
TOTAL SPECIALTY RETAIL                                                    62,077
                                                                       ---------
   INTERNET & CATALOG RETAIL 1.2%
   eBay, Inc.*                                                    309     28,413
                                                                       ---------
TOTAL INTERNET & CATALOG RETAIL                                           28,413
                                                                       ---------
   MEDIA 0.9%
   McGraw-Hill Cos., Inc.                                          92      7,045
   Omnicom Group                                                   91      6,906
   NewYork Times Co. -- Class A                                    72      3,219
   Knight-Ridder, Inc.                                             38      2,736
   Dow Jones & Co., Inc.                                           39      1,759
   Meredith Corp.                                                  24      1,319
                                                                       ---------
TOTAL MEDIA                                                               22,984
                                                                       ---------

See Notes to Financial Statements.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 75

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2004
--------------------------------------------------------------------------------
   LARGE-CAP GROWTH FUND
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                               SHARES   (NOTE 1)
--------------------------------------------------------------------------------

   HOTELS RESTAURANTS & LEISURE 0.8%
   Starbucks Corp.*                                               190  $   8,261
   International Game Technology, Inc.                            166      6,408
   Yum! Brands, Inc.*                                             141      5,248
                                                                       ---------
TOTAL HOTELS RESTAURANTS & LEISURE                                        19,917
                                                                       ---------
   MULTILINE RETAIL 0.5%
   Kohl's Corp.*                                                  163      6,892
   Dollar General Corp.                                           161      3,149
   Family Dollar Stores, Inc.                                      82      2,494
                                                                       ---------
TOTAL MULTILINE RETAIL                                                    12,535
                                                                       ---------
   TEXTILES & APPAREL 0.4%
   Nike, Inc. -- Class B                                          126      9,545
                                                                       ---------
TOTAL TEXTILES & APPAREL                                                   9,545
                                                                       ---------
   AUTOMOBILES 0.4%
   Harley-Davidson, Inc.                                          145      8,981
                                                                       ---------
TOTAL AUTOMOBILES                                                          8,981
                                                                       ---------
   HOUSEHOLD DURABLES 0.1%
   Black & Decker Corp.                                            38      2,361
   Maytag Corp.                                                    38        931
                                                                       ---------
TOTAL HOUSEHOLD DURABLES                                                   3,292
                                                                       ---------
   AUTO COMPONENTS 0.1%
   Delphi Corp.                                                   268      2,862
                                                                       ---------
TOTAL AUTO COMPONENTS                                                      2,862
                                                                       ---------
TOTAL CONSUMER DISCRETIONARY                                             170,606
                                                                       ---------
FINANCIALS 3.9%
   CONSUMER FINANCE 1.6%
   American Express Co.                                           616     31,650
   SLM Corp.                                                      216      8,737
                                                                       ---------
TOTAL CONSUMER FINANCE                                                    40,387
                                                                       ---------
   THRIFTS & MORTGAGE FINANCE 1.3%
   Fannie Mae                                                     466     33,254
                                                                       ---------
TOTAL THRIFTS & MORTGAGE FINANCE                                          33,254
                                                                       ---------
   INSURANCE 0.5%
   Marsh & McLennan Cos., Inc.                                    254     11,526
                                                                       ---------
TOTAL INSURANCE                                                           11,526
                                                                       ---------
   CAPITAL MARKETS 0.2%
   T. Rowe Price Group, Inc.                                       60      3,024
   Federated Investors, Inc. -- Class B                            52      1,578
                                                                       ---------
TOTAL CAPITAL MARKETS                                                      4,602
                                                                       ---------
   DIVERSIFIED FINANCIALS 0.2%
   Moody's Corp.                                                   71      4,591
                                                                       ---------
TOTAL DIVERSIFIED FINANCIALS                                               4,591
                                                                       ---------
   BANKS 0.1%
   North Fork Bancorporation, Inc.                                 82      3,120
                                                                       ---------
TOTAL BANKS                                                                3,120
                                                                       ---------
TOTAL FINANCIALS                                                          97,480
                                                                       ---------
MATERIALS 2.5%
   CHEMICALS 2.2%
   EI Du Pont de Nemours & Co.                                    478     21,233
   Dow Chemical Co.                                               446     18,152
   Praxair, Inc.                                                  156      6,226
   Ecolab, Inc.                                                   123      3,899
   Sigma-Aldrich Corp.                                             33      1,967
   International Flavors Fragrances, Inc.                          45      1,683
   Hercules, Inc.*                                                 53        646
                                                                       ---------
TOTAL CHEMICALS                                                           53,806
                                                                       ---------
   CONTAINERS & PACKAGING 0.2%
   Sealed Air Corp.*                                               41      2,184
   Ball Corp.                                                      27      1,946
                                                                       ---------
TOTAL CONTAINERS & PACKAGING                                               4,130
                                                                       ---------
   METALS & MINING 0.1%
   Freeport-McMoRan Copper & Gold, Inc. -- Class B                 82      2,718
                                                                       ---------
TOTAL METALS & MINING                                                      2,718
                                                                       ---------
TOTAL MATERIALS                                                           60,654
                                                                       ---------
ENERGY 0.7%
   ENERGY EQUIPMENT & SERVICES 0.7%
   Schlumberger Ltd.                                              282     17,910
                                                                       ---------
TOTAL ENERGY EQUIPMENT & SERVICES                                         17,910
                                                                       ---------
TOTAL ENERGY                                                              17,910
                                                                       ---------
TELECOMMUNICATION SERVICES 0.7%
   WIRELESS TELECOMMUNICATION SERVICES 0.6%
   Nextel Communications, Inc. -- Class A*                        527     14,050
                                                                       ---------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                                 14,050
                                                                       ---------

                                              See Notes to Financial Statements.


76 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)                    June 30, 2004
--------------------------------------------------------------------------------
   LARGE-CAP GROWTH FUND
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                            SHARES      (NOTE 1)
--------------------------------------------------------------------------------
   DIVERSIFIED TELECOMMUNICATION SERVICES 0.1%
   Qwest Communications International*                         846    $    3,037
                                                                      ----------
TOTAL DIVERSIFIED
   TELECOMMUNICATION SERVICES                                              3,037
                                                                      ----------
TOTAL TELECOMMUNICATION SERVICES                                          17,087
                                                                      ----------
UTILITIES 0.1%
   MULTI-UTILITIES 0.1%
   AES Corp.*                                                  298         2,959
                                                                      ----------
TOTAL MULTI-UTILITIES                                                      2,959
                                                                      ----------
TOTAL UTILITIES                                                            2,959
                                                                      ----------
TOTAL COMMON STOCKS
   (Cost $2,361,460)                                                   2,448,002
                                                                      ----------

                                                                          MARKET
                                                              FACE         VALUE
                                                            AMOUNT      (NOTE 1)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS 0.9%
Repurchase Agreement (Note 5)
   1.00% due 07/01/04                                     $ 23,058    $   23,058
                                                                      ----------
TOTAL REPURCHASE AGREEMENTS
   (Cost $23,058)                                                         23,058
                                                                      ----------
TOTAL INVESTMENTS 100%
   (Cost $2,384,518)                                                  $2,471,060
                                                                      ==========

*NON-INCOME PRODUCING SECURITIES.

See Notes to Financial Statements.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 77

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2004
--------------------------------------------------------------------------------
   SECTOR ROTATION FUND
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                             SHARES     (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 77.7%

CONSUMER DISCRETIONARY 13.9%
   HOTELS RESTAURANTS & LEISURE 7.3%
   Carnival Corp.+                                            7,050   $  331,350
   McDonald's Corp.                                          11,630      302,380
   Starbucks Corp.*+                                          6,730      292,621
   International Game Technology, Inc.                        5,770      222,722
   Marriott International, Inc. -- Class A                    4,150      207,002
   Royal Caribbean Cruises Ltd.+                              4,670      202,725
   Starwood Hotels & Resorts Worldwide, Inc.                  4,420      198,237
   Yum! Brands, Inc.*                                         5,220      194,288
   Hilton Hotels Corp.                                        9,440      176,150
   MGM Mirage, Inc.*                                          3,210      150,677
   Harrah's Entertainment, Inc.                               2,700      146,070
   Wendy's International, Inc.                                3,430      119,501
   Darden Restaurants, Inc.                                   5,070      104,189
   Outback Steakhouse, Inc.+                                  2,300       95,128
   Brinker International, Inc.*                               2,700       92,124
                                                                      ----------
TOTAL HOTELS RESTAURANTS & LEISURE                                     2,835,164
                                                                      ----------
   INTERNET & CATALOG RETAIL 6.6%
   eBay, Inc.*+                                              10,100      928,695
   Amazon.com, Inc.*+                                        11,500      625,600
   InterActiveCorp*+                                         17,900      539,506
   Netflix, Inc.*+                                            4,200      150,990
   Priceline.com, Inc.*+                                      4,700      126,571
   Overstock.com, Inc.*                                       2,800      109,424
   Insight Enterprises, Inc.*                                 5,800      103,008
                                                                      ----------
TOTAL INTERNET & CATALOG RETAIL                                        2,583,794
                                                                      ----------
TOTAL CONSUMER DISCRETIONARY                                           5,418,958
                                                                      ----------
HEALTH CARE 12.5%
   HEALTH CARE PROVIDERS & SERVICES 6.3%
   UnitedHealth Group, Inc.+                                  4,300      267,675
   Cardinal Health, Inc.+                                     3,700      259,185
   HCA, Inc.                                                  5,000      207,950
   WellPoint Health Networks, Inc.*                           1,700      190,417
   Aetna, Inc.                                                1,900      161,500
   Anthem, Inc.*+                                             1,800      161,208
   McKesson Corp.                                             4,600      157,918
   Medco Health Solutions, Inc.*                              4,200      157,500
   CIGNA Corp.                                                2,000      137,620
   Quest Diagnostics, Inc.+                                   1,600      135,920
   Caremark Rx, Inc.*+                                        4,100      135,054
   AmerisourceBergen Corp.                                    2,100      125,538
   Express Scripts, Inc.*                                     1,500      118,845
   Health Management Associates, Inc. -- Class A+             5,000      112,100
   Laboratory Corp. of America Holdings*                      2,800      111,160
                                                                      ----------
TOTAL HEALTH CARE PROVIDERS & SERVICES                                 2,439,590
                                                                      ----------
   HEALTH CARE EQUIPMENT & SUPPLIES 6.2%
   Medtronic, Inc.+                                           6,300      306,936
   Boston Scientific Corp.*                                   6,100      261,080
   Alcon, Inc.                                                2,600      204,490
   Stryker Corp.+                                             3,600      198,000
   Zimmer Holdings, Inc.*                                     2,200      194,040
   Baxter International, Inc.                                 5,500      189,805
   Guidant Corp.+                                             2,800      156,464
   St. Jude Medical, Inc.*                                    2,000      151,300
   Biomet, Inc.+                                              3,400      151,096
   Becton Dickinson & Co.                                     2,900      150,220
   C.R. Bard, Inc.                                            1,800      101,970
   Applera Corp.- Applied Biosystems Group+                   4,600      100,050
   Varian Medical Systems, Inc.*                              1,200       95,220
   DENTSPLY International, Inc.+                              1,700       88,570
   Hillenbrand Industries, Inc.                               1,300       78,585
                                                                      ----------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                 2,427,826
                                                                      ----------
TOTAL HEALTH CARE                                                      4,867,416
                                                                      ----------
CONSUMER STAPLES 12.1%
   PERSONAL PRODUCTS 6.2%
   Gillette Co.                                              17,800      754,720
   Avon Products, Inc.+                                      12,000      553,680
   Estee Lauder Cos., Inc. -- Class A                         8,000      390,240
   Alberto-Culver Co. -- Class B                              4,900      245,686
   Nu Skin Enterprises, Inc.                                  6,000      151,920
   NBTY, Inc.*                                                4,700      138,133
   Chattem, Inc.*                                             3,100       89,497
   Elizabeth Arden, Inc.*                                     3,800       79,952
                                                                      ----------
TOTAL PERSONAL PRODUCTS                                                2,403,828
                                                                      ----------
   HOUSEHOLD PRODUCTS 5.9%
   Procter & Gamble Co.                                      16,200      881,928
   Kimberly-Clark Corp.                                       6,500      428,220
   Colgate-Palmolive Co.                                      7,200      420,840
   Clorox Co.+                                                4,700      252,766
   Energizer Holdings, Inc.*                                  3,300      148,500
   Church & Dwight Co., Inc.+                                 2,200      100,716
   Rayovac Corp.*                                             2,700       75,870
                                                                      ----------
TOTAL HOUSEHOLD PRODUCTS                                               2,308,840
                                                                      ----------
TOTAL CONSUMER STAPLES                                                 4,712,668
                                                                      ----------

                                              See Notes to Financial Statements.


78 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2004
--------------------------------------------------------------------------------
   SECTOR ROTATION FUND
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                             SHARES     (NOTE 1)
--------------------------------------------------------------------------------

ENERGY 12.0%
   OIL & GAS 6.1%
   Exxon Mobil Corp.                                          7,300   $  324,193
   BP PLC -- SP ADR+                                          5,000      267,850
   Total SA -- SP ADR                                         2,200      211,376
   Royal Dutch Petroleum Co.+                                 3,900      201,513
   ChevronTexaco Corp.                                        2,000      188,220
   PetroChina Co. Ltd. -- SP ADR                              3,500      162,050
   Shell Transport & Trading Co. PLC -- SP ADR                3,600      160,920
   ENI-Ente Nazionale Idrocarburi -- SP ADR                   1,600      160,544
   ConocoPhillips                                             1,800      137,322
   China Petroleum & Chemical Corp. -- SP ADR                 2,800      103,460
   Petroleo Brasiliero SA -- Petrobras+                       3,600      101,052
   Repsol YPF SA -- SP ADR                                    4,500       98,370
   Occidental Petroleum Corp.                                 1,700       82,297
   EnCana Corp.                                               1,900       82,004
   Imperial Oil Ltd.                                          1,700       79,594
                                                                      ----------
TOTAL OIL & GAS                                                        2,360,765
                                                                      ----------
   ENERGY EQUIPMENT & SERVICES 5.9%
   Schlumberger Ltd.                                          5,900      374,709
   Halliburton Co.+                                           7,100      214,846
   Baker Hughes, Inc.                                         5,600      210,840
   Transocean, Inc.*+                                         6,200      179,428
   BJ Services Co.*+                                          3,500      160,440
   GlobalSantaFe Corp.                                        5,500      145,750
   Weatherford International Ltd.*                            3,200      143,936
   Smith International, Inc.*+                                2,500      139,400
   ENSCO International, Inc.                                  4,300      125,130
   Tenaris SA -- SP ADR                                       3,600      117,900
   Diamond Offshore Drilling+                                 4,400      104,852
   Nabors Industries Ltd.*+                                   2,200       99,484
   Precision Drilling Corp.*                                  2,000       96,020
   Patterson-UTI Energy, Inc.                                 2,800       93,548
   Noble Corp.*                                               2,400       90,936
                                                                      ----------
TOTAL ENERGY EQUIPMENT & SERVICES                                      2,297,219
                                                                      ----------
TOTAL ENERGY                                                           4,657,984
                                                                      ----------
INFORMATION TECHNOLOGY 7.8%
   INTERNET SOFTWARE & SERVICES 7.8%
   Yahoo!, Inc.*+                                            43,172    1,568,439
   VeriSign, Inc.*+                                          16,060      319,594
   WebEx Communications, Inc.*+                               8,970      195,187
   Open Text Corp.*+                                          5,760      183,744
   EarthLink, Inc.*                                          16,750      173,362
   RealNetworks, Inc.*+                                      19,030      130,165
   Internet Security Systems, Inc.*                           7,840      120,266
   United Online, Inc.*                                       6,740      118,691
   DoubleClick, Inc.*                                        13,370      103,885
   PEC Solutions, Inc.*                                       6,120       73,012
   Ariba, Inc.*+                                             30,980       61,340
                                                                      ----------
TOTAL INTERNET SOFTWARE & SERVICES                                     3,047,685
                                                                      ----------
TOTAL INFORMATION TECHNOLOGY                                           3,047,685
                                                                      ----------
INDUSTRIALS 6.5%
   BUILDING PRODUCTS 6.5%
   Masco Corp.                                               24,200      754,556
   American Standard Cos., Inc.*+                            14,600      588,526
   York International Corp.                                   6,401      262,889
   Simpson Manufacturing Co., Inc.                            4,100      230,092
   Lennox International, Inc.                                11,601      209,978
   USG Corp.*+                                                9,400      165,252
   Griffon Corp.*                                             7,400      164,872
   NCI Building Systems, Inc.*                                4,800      156,240
                                                                      ----------
TOTAL BUILDING PRODUCTS                                                2,532,405
                                                                      ----------
TOTAL INDUSTRIALS                                                      2,532,405
                                                                      ----------
FINANCIALS 6.5%
   INSURANCE 6.5%
   American International Group, Inc.                         5,600      399,168
   AXA -- SP ADR+                                            14,655      324,462
   Allstate Corp.                                             3,800      176,890
   MetLife, Inc.                                              4,400      157,740
   Sun Life Financial, Inc.                                   5,434      157,260
   Prudential Financial, Inc.                                 3,300      153,351
   Marsh & McLennan Cos., Inc.+                               3,300      149,754
   Hartford Financial Services Group, Inc.                    2,000      137,480
   AFLAC, Inc.                                                3,300      134,673
   Manulife Financial Corp.                                   3,300      133,650
   Progressive Corp.                                          1,500      127,950
   Aegon NV                                                  10,500      127,260
   St. Paul Travelers Cos., Inc.                              3,100      125,674
   Chubb Corp.                                                1,600      109,088
   ACE Ltd.                                                   2,400      101,472
                                                                      ----------
TOTAL INSURANCE                                                        2,515,872
                                                                      ----------
TOTAL FINANCIALS                                                       2,515,872
                                                                      ----------
TELECOMMUNICATION SERVICES 6.4%
   WIRELESS TELECOMMUNICATION SERVICES 6.4%
   Vodafone Group PLC -- SP ADR+                             20,710      457,691
   AT&T Wireless Services, Inc.*                             21,930      314,037
   China Mobile Hong Kong Ltd. -- SP ADR                     20,120      305,019

See Notes to Financial Statements.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 79

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)                    June 30, 2004
--------------------------------------------------------------------------------
   SECTOR ROTATION FUND
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                            SHARES      (NOTE 1)
--------------------------------------------------------------------------------
   America Movil SA de CV -- SP ADR+                         5,940   $   216,038
   Nextel Communications, Inc. -- Class A*+                  8,050       214,613
   Mobile Telesystems -- SP ADR                              1,440       175,680
   SK Telecom Co. Ltd. -- SP ADR+                            7,830       164,352
   China Unicom -- ADR+                                     14,250       112,575
   Vimpel-Communications -- SP ADR*                          1,020        98,379
   Telephone & Data Systems, Inc.                            1,250        89,000
   Nextel Partners, Inc. -- Class A*+                        5,480        87,242
   American Tower Corp. -- Class A*                          5,650        85,880
   Crown Castle International Corp.*                         5,580        82,305
   U.S. Cellular Corp.*                                      2,047        78,912
                                                                     -----------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                              2,481,723
                                                                     -----------
TOTAL TELECOMMUNICATION SERVICES                                       2,481,723
                                                                     -----------
TOTAL COMMON STOCKS
   (Cost $28,197,268)                                                 30,234,711
                                                                     -----------
                                                           FACE
                                                          AMOUNT
                                                          ------
REPURCHASE AGREEMENTS 3.8%
Repurchase Agreement (Note 5)
   1.00% due 07/01/04                                   $1,482,378     1,482,378
                                                                     -----------
TOTAL REPURCHASE AGREEMENTS
   (Cost $1,482,378)                                                   1,482,378
                                                                     -----------
SECURITIES LENDING COLLATERAL 18.5%
Investment in Securities Lending Short Term
   Investment Portfolio held by
   U.S. Bank (Note 9)                                    7,213,921     7,213,921
                                                                     -----------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $7,213,921)                                                   7,213,921
                                                                     -----------
TOTAL INVESTMENTS 100%
   (Cost $36,893,567)                                                $38,931,010
                                                                     ===========

*    NON-INCOME PRODUCING SECURITIES.

+    ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT JUNE 30, 2004 - SEE NOTE 9.

ADR--AMERICAN DEPOSITORY RECEIPT.

                                              See Notes to Financial Statements.


80 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2004
--------------------------------------------------------------------------------
   U.S. GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                          MARKET
                                                             FACE          VALUE
                                                           AMOUNT       (NOTE 1)
--------------------------------------------------------------------------------

FEDERAL AGENCY DISCOUNT NOTES 62.3%
Fannie Mae*
   1.03% due 07/14/04                                $ 25,000,000   $ 24,990,701
   1.06% due 07/28/04                                  10,000,000      9,992,050
   1.50% due 12/01/04                                  10,000,000      9,936,250
Farmer Mac*
   1.10% due 08/02/04                                  25,000,000     24,975,556
   1.19% due 08/30/04                                  10,000,000      9,980,167
Federal Farm Credit Bank*
   1.00% due 08/24/04                                  25,000,000     24,962,500
   1.03% due 07/06/04                                   5,000,000      4,999,285
Federal Home Loan Bank*
   1.03% due 07/09/04                                  25,000,000     24,994,278
   1.07% due 07/07/04                                  15,000,000     14,997,325
Freddie Mac*
   1.04% due 08/12/04                                  20,000,000     19,975,733
   1.05% due 09/28/04                                  15,000,000     14,961,062
                                                                    ------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
   (Cost $184,764,907)                                               184,764,907
                                                                    ------------
REPURCHASE AGREEMENTS 37.7%
Repurchase Agreement (Note 5)
   1.43% due 07/01/04                                  27,239,467     27,239,467
   1.23% due 07/01/04                                  27,920,454     27,920,454
   1.18% due 07/01/04                                  28,260,948     28,260,948
   1.00% due 07/01/04                                  28,187,416     28,187,416
                                                                    ------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $111,608,285)                                               111,608,285
                                                                    ------------
TOTAL INVESTMENTS 100%
   (Cost $296,373,192)                                              $296,373,192
                                                                    ============

* THE ISSUER IS A PUBLICLY TRADED COMPANY THAT OPERATES UNDER A CONGRESSIONAL CHARTER; ITS SECURITIES ARE NEITHER ISSUED NOR GUARANTEED BY THE U.S. GOVERNMENT.

See Notes to Financial Statements.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 81

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2004
--------------------------------------------------------------------------------
   BANKING FUND
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                            SHARES      (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 86.9%
Fannie Mae                                                   8,200   $   585,152
Bank of America Corp.                                        6,563       555,361
Bank One Corp.                                              10,690       545,190
Wachovia Corp.+                                             11,990       533,555
Freddie Mac                                                  8,200       519,060
Washington Mutual, Inc.                                     11,290       436,246
Countrywide Financial Corp.+                                 5,700       400,425
SunTrust Banks, Inc.+                                        5,750       373,692
Wells Fargo & Co.                                            6,520       373,140
PNC Financial Services Group, Inc.                           6,410       340,243
KeyCorp                                                     11,154       333,393
MGIC Investment Corp.                                        4,100       311,026
J.P. Morgan Chase & Co.+                                     7,410       287,286
Huntington Bancshares, Inc.+                                12,210       279,609
Radian Group, Inc.+                                          5,700       273,030
PMI Group, Inc.+                                             6,200       269,824
Zions Bancorporation                                         4,190       257,475
New York Community Bancorp, Inc.                            12,300       241,449
Washington Federal, Inc.                                     9,700       232,800
U.S. Bancorp+                                                8,340       229,850
South Financial Group, Inc.                                  8,100       229,554
Provident Financial Group, Inc.                              5,700       224,922
Greater Bay Bancorp                                          7,700       222,530
Umpqua Holding Corp.                                        10,100       211,999
Susquehanna Bancshares, Inc.+                                8,300       208,828
First Republic Bank                                          4,813       207,344
Brookline Bancorp, Inc.+                                    14,000       205,380
Commercial Federal Corp.                                     7,564       204,984
BankUnited Financial Corp. -- Class A*                       7,920       204,336
Flagstar Bancorp, Inc.                                      10,200       202,776
Provident Bankshares Corp.                                   7,000       201,880
Anchor BanCorp Wisconsin, Inc.                               7,471       197,533
FirstFed Financial Corp.*                                    4,700       195,520
Boston Private Financial Holdings, Inc.                      8,300       192,228
New Century Financial Corp.                                  4,000       187,280
Wintrust Financial Corp.                                     3,700       186,887
Gold Banc Corp., Inc.                                       12,000       186,000
City National Corp.                                          2,700       177,390
Golden West Financial Corp.                                  1,400       148,890
Comerica, Inc.                                               2,670       146,530
Fifth Third Bancorp                                          2,450       131,761
M&T Bank Corp.                                               1,500       130,950
Downey Financial Corp.+                                      2,300       122,475
Union Planters Corp.                                         4,100       122,221
Seacoast Financial Services Corp.                            2,900       100,340
National City Corp.+                                         2,610        91,376
BB&T Corp.                                                   2,370        87,619
Sovereign Bancorp, Inc.                                      3,500        77,350
Whitney Holding Corp.                                        1,288        57,535
Irwin Financial Corp.                                        2,000        52,800
Colonial BancGroup, Inc.                                     2,900        52,693
Charter One Financial, Inc.                                    800        35,352
SouthTrust Corp.                                               612        23,752
AmSouth Bancorp                                                500        12,735
Marshall & Ilsley Corp.                                        300        11,727
                                                                     -----------
TOTAL COMMON STOCKS
   (Cost $11,460,873)                                                 12,431,283
                                                                     -----------

                                                              FACE
                                                            AMOUNT
                                                       -----------
REPURCHASE AGREEMENTS 0.9%
Repurchase Agreement (Note 5)
   1.00% due 07/01/04                                  $   131,314       131,314
                                                                     -----------
TOTAL REPURCHASE AGREEMENTS
   (Cost $131,314)                                                       131,314
                                                                     -----------
SECURITIES LENDING COLLATERAL 12.2%
Investment in Securities Lending Short Term
   Investment Portfolio held by
   U.S. Bank (Note 9)                                    1,748,039     1,748,039
                                                                     -----------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $1,748,039)                                                   1,748,039
                                                                     -----------
TOTAL INVESTMENTS 100%
   (Cost $13,340,226)                                                $14,310,636
                                                                     ===========

*    NON-INCOME PRODUCING SECURITIES.

+    ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT JUNE 30, 2004 - SEE NOTE 9.

                                              See Notes to Financial Statements.


82 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2004
--------------------------------------------------------------------------------
   BASIC MATERIALS FUND
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                            SHARES      (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 86.3%
EI Du Pont de Nemours & Co.                                 24,747   $ 1,099,262
Dow Chemical Co.                                            22,700       923,890
International Paper Co.+                                    19,971       892,704
Alcoa, Inc.                                                 25,865       854,321
Phelps Dodge Corp.*+                                         7,725       598,765
Air Products & Chemicals, Inc.                              11,187       586,758
Praxair, Inc.                                               14,194       566,483
Vulcan Materials Co.                                        11,171       531,181
Sealed Air Corp.*+                                           9,877       526,148
Monsanto Co.                                                12,950       498,575
International Flavors & Fragrances, Inc.                    12,977       485,340
Newmont Mining Corp.+                                       11,832       458,608
Sonoco Products Co.+                                        17,306       441,303
Pactiv Corp.*                                               17,247       430,140
Lyondell Chemical Co.+                                      24,501       426,072
Airgas, Inc.                                                17,752       424,450
OM Group, Inc.*                                             12,155       401,237
Albemarle Corp.                                             12,550       397,207
RPM International, Inc.                                     26,084       396,477
Worthington Industries, Inc.                                19,179       393,745
Potlatch Corp.+                                              9,291       386,877
Nucor Corp.+                                                 4,909       376,815
Louisiana-Pacific Corp.+                                    15,710       371,541
Minerals Technologies, Inc.                                  6,341       367,778
Georgia-Pacific Corp.+                                       9,749       360,518
Chesapeake Corp.                                            13,255       353,643
H.B. Fuller Co.                                             12,156       345,230
Cambrex Corp.                                               13,551       341,892
Arch Chemicals, Inc.                                        11,663       336,128
Florida Rock Industries, Inc.                                7,918       333,902
Buckeye Technologies, Inc.*                                 28,453       327,210
Sigma-Aldrich Corp.                                          5,302       316,052
Myers Industries, Inc.                                      22,121       311,906
United States Steel Corp.+                                   8,861       311,198
Peabody Energy Corp.+                                        5,507       308,337
Weyerhaeuser Co.                                             4,865       307,079
Sensient Technologies Corp.+                                13,675       293,739
Massey Energy Co.+                                          10,400       293,384
A. Schulman, Inc.                                           12,589       270,538
PPG Industries, Inc.                                         4,209       263,020
Headwaters, Inc.*                                            9,800       254,114
Steel Dynamics, Inc.*+                                       8,474       242,611
Schweitzer-Mauduit International, Inc.                       7,893       241,763
RTI International Metals, Inc.*                             14,202       226,522
FMC Corp.*+                                                  5,239       225,853
Georgia Gulf Corp.                                           6,150       220,539
Rohm & Haas Co.                                              5,226       217,297
PolyOne Corp.*                                              28,746       213,870
Ecolab, Inc.+                                                6,540       207,318
MacDermid, Inc.                                              6,096       206,350
Carpenter Technology Corp.                                   5,586       190,203
Rock-Tenn Co. -- Class A                                     8,855       150,092
MeadWestvaco Corp.                                           4,303       126,465
Freeport-McMoRan Copper & Gold, Inc. -- Class B+             3,769       124,942
Cleveland-Cliffs, Inc.*+                                     2,188       123,381
AptarGroup, Inc.                                             2,751       120,191
Century Aluminum Co.*                                        4,700       116,513
Bemis Co.+                                                   3,987       112,633
IMC Global, Inc.+                                            7,467       100,058
Ferro Corp.                                                  3,621        96,608
A.M. Castle & Co.*                                           8,654        93,031
Ball Corp.                                                   1,197        86,244
Engelhard Corp.                                              2,132        68,885
Allegheny Technologies, Inc.                                 3,716        67,074
Temple-Inland, Inc.                                            930        64,403
Wausau-Mosinee Paper Corp.                                   3,591        62,124
Eastman Chemical Co.                                         1,334        61,671
Hercules, Inc.*                                              3,367        41,044
Commonwealth Industries, Inc.*                               3,100        32,054
Packaging Corp. of America                                     716        17,112
Valspar Corp.                                                  249        12,560
Cabot Corp.                                                    273        11,111
Arch Coal, Inc.+                                               100         3,659
Quanex Corp.                                                    12           584
Commercial Metals Co.                                           15           487
Material Sciences Corp.*                                        28           298
                                                                     -----------
TOTAL COMMON STOCKS
   (Cost $19,455,918)                                                 22,049,117
                                                                     -----------

See Notes to Financial Statements.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 83

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)                    June 30, 2004
--------------------------------------------------------------------------------
   BASIC MATERIALS FUND
--------------------------------------------------------------------------------

                                                                          MARKET
                                                              FACE         VALUE
                                                            AMOUNT      (NOTE 1)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS 2.4%
Repurchase Agreement (Note 5)
   1.00% due 07/01/04                                   $  608,317   $   608,317
                                                                     -----------
TOTAL REPURCHASE AGREEMENTS
   (Cost $608,317)                                                       608,317
                                                                     -----------
SECURITIES LENDING COLLATERAL 11.3%
Investment in Securities Lending Short Term
   Investment Portfolio held by U.S. Bank (Note 9)       2,892,286     2,892,286
                                                                     -----------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $2,892,286)                                                   2,892,286
                                                                     -----------
TOTAL INVESTMENTS 100%
   (Cost $22,956,521)                                                $25,549,720
                                                                     ===========

*    NON-INCOME PRODUCING SECURITIES.

+    ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT JUNE 30, 2004 - SEE NOTE 9.

                                              See Notes to Financial Statements.


84 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2004
--------------------------------------------------------------------------------
   BIOTECHNOLOGY FUND
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                            SHARES      (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 79.1%
Genentech, Inc.*+                                           30,500   $ 1,714,100
Amgen, Inc.*                                                27,842     1,519,338
Gilead Sciences, Inc.*                                      16,913     1,133,171
Biogen Idec, Inc.*+                                         16,832     1,064,624
Genzyme Corp.*+                                             19,490       922,462
ImClone Systems, Inc.*+                                      8,439       723,982
Serono SA - SP ADR+                                         42,980       676,935
Celgene Corp.*+                                             10,715       613,541
Chiron Corp.*+                                              12,963       578,668
Medimmune, Inc.*+                                           24,208       566,467
Cephalon, Inc.*+                                            10,452       564,408
Millennium Pharmaceuticals, Inc.*                           36,968       510,158
Invitrogen Corp.*+                                           6,675       480,533
OSI Pharmaceuticals, Inc.*                                   6,645       468,074
Gen-Probe, Inc.*+                                            8,136       384,996
Ligand Pharmaceuticals, Inc. -- Class B*+                   21,059       366,005
Amylin Pharmaceuticals, Inc.*+                              14,549       331,717
IDEXX Laboratories, Inc.*+                                   5,209       327,854
Charles River Laboratories International, Inc.*+             6,624       323,715
Affymetrix, Inc.*+                                           9,084       297,319
Techne Corp.*                                                6,759       293,679
Onyx Pharmaceuticals, Inc.*+                                 6,800       288,048
Neurocrine Biosciences, Inc.*                                5,202       269,724
QLT, Inc.*+                                                 13,330       266,867
Abgenix, Inc.*+                                             22,339       261,813
Human Genome Sciences, Inc.*+                               21,584       251,022
Telik, Inc.*                                                10,331       246,601
ICOS Corp.*                                                  7,873       234,930
Protein Design Labs, Inc.*+                                 12,200       233,386
ILEX Oncology, Inc.*                                         9,295       232,282
Tanox, Inc.*                                                11,479       218,905
Vertex Pharmaceuticals, Inc.*                               19,277       208,963
Dendreon Corp.*                                             15,800       193,550
Digene Corp.*                                                5,048       184,403
Applera Corp.- Celera Genomics Group*                       15,040       173,110
Connetics Corp.*+                                            8,079       163,196
NPS Pharmaceuticals, Inc.*                                   7,624       160,104
United Therapeutics Corp.*                                   6,211       159,312
Cubist Pharmaceuticals, Inc.*                               14,007       155,478
CV Therapeutics, Inc.*+                                      9,268       155,332
Cepheid, Inc.*                                              13,213       152,478
Martek Biosciences Corp.*+                                   2,700       151,659
Incyte Corp.*                                               19,810       151,348
Serologicals Corp.*+                                         7,400       147,926
Medarex, Inc.*+                                             19,900       145,071
Enzon Pharmaceuticals, Inc.*+                               11,299       144,175
Transkaryotic Therapies, Inc.*                               9,483       141,866
Orasure Technologies, Inc.*                                 13,782       134,099
Corgentech, Inc.*                                            8,109       130,717
Vicuron Pharmaceuticals, Inc.*                              10,337       129,833
Myriad Genetics, Inc.*                                       8,673       129,401
deCODE genetics, Inc.*                                      15,100       128,350
Encysive Pharmaceuticals, Inc.*                             15,076       128,146
Cell Genesys, Inc.*                                         12,114       125,864
Alexion Pharmaceuticals, Inc.*                               6,400       119,040
BioMarin Pharmaceuticals, Inc.*                             19,595       117,570
Trimeris, Inc.*+                                             8,100       116,883
Ariad Pharmaceuticals, Inc.*                                14,863       111,324
InterMune, Inc.*                                             6,937       106,969
Isis Pharmaceuticals, Inc.*                                 17,911       102,809
XOMA Ltd.*                                                  22,754       101,938
Angiotech Pharmaceuticals, Inc.*                             4,100        82,615
Nabi Biopharmeceuticals*                                     5,552        78,949
Neopharm, Inc.*                                              6,707        69,283
Alkermes, Inc.*                                              4,608        62,669
Genta, Inc.*+                                               18,239        45,598
                                                                     -----------
TOTAL COMMON STOCKS
   (Cost $17,317,290)                                                 20,975,352
                                                                     -----------
                                                              FACE
                                                            AMOUNT
                                                        ----------
REPURCHASE AGREEMENTS 0.8%
Repurchase Agreement (Note 5)
   1.00% due 07/01/04                                   $  216,423       216,423
                                                                     -----------
TOTAL REPURCHASE AGREEMENTS
   (Cost $216,423)                                                       216,423
                                                                     -----------
SECURITIES LENDING COLLATERAL 20.1%
Investment in Securities Lending Short Term
   Investment Portfolio held by
   U.S. Bank (Note 9)                                    5,339,484     5,339,484
                                                                     -----------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $5,339,484)                                                   5,339,484
                                                                     -----------
TOTAL INVESTMENTS 100%
   (Cost $22,873,197)                                                $26,531,259
                                                                     ===========

*    NON-INCOME PRODUCING SECURITIES.

+    ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT JUNE 30, 2004 - SEE NOTE 9.

ADR--AMERICAN DEPOSITORY RECEIPT.

See Notes to Financial Statements.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 85

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2004
--------------------------------------------------------------------------------
   CONSUMER PRODUCTS FUND
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                            SHARES      (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 88.9%
Coca-Cola Co.                                               49,850   $ 2,516,428
Procter & Gamble Co.                                        42,820     2,331,121
Altria Group, Inc.                                          45,120     2,258,256
PepsiCo, Inc.                                               41,433     2,232,410
Kraft Foods, Inc. -- Class A                                57,310     1,815,581
Colgate-Palmolive Co.+                                      25,550     1,493,397
Sysco Corp.                                                 34,900     1,251,863
Kimberly-Clark Corp.                                        19,000     1,251,720
Anheuser-Busch Cos., Inc.                                   22,890     1,236,060
Sara Lee Corp.                                              53,060     1,219,849
Gillette Co.                                                28,682     1,216,117
H.J. Heinz Co.                                              28,818     1,129,666
Clorox Co.+                                                 19,810     1,065,382
Archer-Daniels-Midland Co.+                                 60,500     1,015,190
Pepsi Bottling Group, Inc.+                                 31,200       952,848
Kroger Co.*+                                                51,060       929,292
Avon Products, Inc.+                                        19,787       912,972
Alberto-Culver Co. -- Class B                               16,700       837,338
Hormel Foods Corp.                                          25,400       789,940
Kellogg Co.+                                                18,290       765,436
Supervalu, Inc.+                                            25,000       765,250
Smithfield Foods, Inc.*                                     24,500       720,300
Tyson Foods, Inc. -- Class A                                33,500       701,825
Safeway, Inc.*+                                             26,278       665,884
Adolph Coors Co. -- Class B                                  8,700       629,358
Coca-Cola Enterprises, Inc.                                 20,900       605,891
Del Monte Foods Co.*                                        52,445       532,841
Whole Foods Market, Inc.+                                    5,500       524,975
General Mills, Inc.+                                        10,200       484,806
Tootsie Roll Industries, Inc.                               14,509       471,542
NBTY, Inc.*                                                 15,500       455,545
Flowers Foods, Inc.                                         15,800       413,170
Ruddick Corp.                                               18,351       411,980
ConAgra Foods, Inc.+                                        13,610       368,559
WM Wrigley Jr Co.                                            5,800       365,690
Loews Corp.- Carolina Group                                 14,600       358,430
Dean Foods Co.*                                              8,400       313,404
Hershey Foods Corp.                                          6,500       300,755
Corn Products International, Inc.                            6,105       284,188
Hain Celestial Group, Inc.*                                 15,400       278,740
Estee Lauder Cos., Inc. -- Class A                           5,420       264,388
Lance, Inc.                                                 16,220       249,788
R.J. Reynolds Tobacco Holdings, Inc.                         3,600       243,324
Campbell Soup Co.                                            8,610       231,437
Church & Dwight Co., Inc.+                                   5,000       228,900
Albertson's, Inc.+                                           8,200       217,628
J&J Snack Foods Corp.*                                       5,301       216,440
United Natural Foods, Inc.*                                  7,145       206,562
Ralcorp Holdings, Inc.*                                      5,390       189,728
Natures Sunshine Products, Inc.                             11,679       166,309
Nash Finch Co.                                               4,085       102,248
UST, Inc.+                                                   2,800       100,800
Brown-Forman Corp. -- Class B                                1,800        86,886
Interstate Bakeries Corp.                                    6,102        66,207
McCormick & Co., Inc.+                                       1,400        47,600
Constellation Brands, Inc. -- Class A*                       1,100        40,843
WD-40 Co.                                                       29           868
                                                                     -----------
TOTAL COMMON STOCKS
   (Cost $37,385,835)                                                 39,533,955
                                                                     -----------
                                                              FACE
                                                            AMOUNT
                                                        ----------
REPURCHASE AGREEMENTS 0.8%
Repurchase Agreement (Note 5)
   1.00% due 07/01/04                                   $  353,133       353,133
                                                                     -----------
TOTAL REPURCHASE AGREEMENTS
   (Cost $353,133)                                                       353,133
                                                                     -----------
SECURITIES LENDING COLLATERAL 10.3%
Investment in Securities Lending Short Term
   Investment Portfolio held by U.S.
   Bank (Note 9)                                         4,595,985     4,595,985
                                                                     -----------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $4,595,985)                                                   4,595,985
                                                                     -----------
TOTAL INVESTMENTS 100%
   (Cost $42,334,953)                                                $44,483,073
                                                                     ===========

*    NON-INCOME PRODUCING SECURITIES.

+    ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT JUNE 30, 2004 - SEE NOTE 9.

                                              See Notes to Financial Statements.


86 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2004
--------------------------------------------------------------------------------
   ELECTRONICS FUND
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                             SHARES     (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 84.1%
Intel Corp.                                                  24,247   $  669,217
Applied Materials, Inc.*                                     15,904      312,036
Texas Instruments, Inc.+                                     11,465      277,224
Maxim Integrated Products, Inc.+                              4,674      245,011
Analog Devices, Inc.                                          5,154      242,650
Broadcom Corp. -- Class A*+                                   4,644      217,200
Linear Technology Corp.                                       5,114      201,850
Xilinx, Inc.                                                  5,554      185,004
Micron Technology, Inc.*+                                    11,642      178,239
KLA-Tencor Corp.*+                                            3,477      171,694
Altera Corp.*+                                                7,651      170,005
National Semiconductor Corp.*+                                7,451      163,847
Microchip Technology, Inc.                                    4,963      156,533
Advanced Micro Devices, Inc.*+                                8,528      135,595
Novellus Systems, Inc.*                                       4,034      126,829
Teradyne, Inc.*+                                              5,371      121,922
Lam Research Corp.*+                                          4,287      114,892
DSP Group, Inc.*                                              4,143      112,855
Intersil Corp. -- Class A+                                    4,515       97,795
Nvidia Corp.*+                                                4,669       95,714
Atmel Corp.*                                                 15,969       94,536
International Rectifier Corp.*                                2,202       91,207
PMC - Sierra, Inc.*+                                          6,116       87,765
LSI Logic Corp.*                                             11,475       87,439
Silicon Laboratories, Inc.*+                                  1,850       85,747
Cree, Inc.*+                                                  3,464       80,642
Integrated Circuit Systems, Inc.*+                            2,900       78,764
Semtech Corp.*                                                3,277       77,141
Applied Micro Circuits Corp.*+                               13,122       69,809
Integrated Device Technology, Inc.*                           5,020       69,477
Cymer, Inc.*                                                  1,830       68,515
Axcelis Technologies, Inc.*                                   5,341       66,442
Fairchild Semiconductor International, Inc.*                  4,034       66,037
RF Micro Devices, Inc.*                                       8,802       66,015
Varian Semiconductor Equipment Associates, Inc.*              1,677       64,665
Cypress Semiconductor Corp.*+                                 4,474       63,486
Credence Systems Corp.*+                                      4,174       57,601
Skyworks Solutions, Inc.*                                     6,542       57,112
Micrel, Inc.*                                                 4,694       57,032
Taiwan Semiconductor Manufacturing Co. Ltd.- SP ADR           6,846       56,893
Brooks Automation, Inc.*                                      2,657       53,539
Microsemi Corp.*                                              3,614       51,355
Photronics, Inc.*                                             2,680       50,759
Lattice Semiconductor Corp.*                                  6,952       48,734
Power Integrations, Inc.*                                     1,910       47,559
TriQuint Semiconductor, Inc.*                                 8,321       45,433
Cabot Microelectronics Corp.*                                 1,460       44,691
Kulicke & Soffa Industries, Inc.*                             4,045       44,333
Helix Technology Corp.                                        1,850       39,460
LTX Corp.*                                                    3,627       39,208
Cohu, Inc.                                                    2,020       38,461
ATMI, Inc.*+                                                  1,382       37,742
Standard Microsystems Corp.*                                  1,606       37,452
Exar Corp.*                                                   2,424       35,536
Advanced Energy Industries, Inc.*                             2,247       35,323
Actel Corp.*                                                  1,820       33,670
Ultratech, Inc.*                                              1,860       30,281
Dupont Photomasks, Inc.*                                      1,310       26,632
Rudolph Technologies, Inc.*                                   1,370       24,920
United Microelectronics Corp.-SP ADR*+                        5,634       24,283
Supertex, Inc.*                                               1,482       24,216
FEI Co.*                                                        947       22,643
Alliance Semiconductor Corp.*                                 3,554       21,146
ESS Technologies, Inc.*                                       1,687       18,068
STMicroelectronics NV                                           730       16,067
Infineon Technologies AG - SP ADR*                            1,164       15,830
Pericom Semiconductor Corp.*                                  1,250       13,387
MEMC Electronic Materials, Inc.*+                               800        7,904
MKS Instruments, Inc.*                                          340        7,759
Rambus, Inc.*                                                   410        7,286
Kopin Corp.*                                                  1,414        7,226
ASML Holding NV*                                                410        7,015
OmniVision Technologies, Inc.*                                  420        6,699
Amkor Technology, Inc.*                                         790        6,462
                                                                      ----------
TOTAL COMMON STOCKS
   (Cost $4,991,576)                                                   6,413,516
                                                                      ----------

                                                               FACE
                                                             AMOUNT
                                                            -------
REPURCHASE AGREEMENTS 0.8%
Repurchase Agreement (Note 5)
   1.00% due 07/01/04                                       $64,160       64,160
                                                                      ----------
TOTAL REPURCHASE AGREEMENTS
   (Cost $64,160)                                                         64,160
                                                                      ----------

See Notes to Financial Statements.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 87

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)                    June 30, 2004
--------------------------------------------------------------------------------
   ELECTRONICS FUND
--------------------------------------------------------------------------------

                                                                          MARKET
                                                               FACE        VALUE
                                                             AMOUNT     (NOTE 1)
--------------------------------------------------------------------------------

SECURITIES LENDING COLLATERAL 15.1%
Investment in Securities Lending Short Term
   Investment Portfolio held by U.S. Bank (Note 9)      $ 1,150,736  $ 1,150,736
                                                                     -----------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost$ 1,150,736)                                                   1,150,736
                                                                     -----------
TOTAL INVESTMENTS 100%
   (Cost$ 6,206,472)                                                 $ 7,628,412
                                                                     ===========

*    NON-INCOME PRODUCING SECURITIES

+    ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT JUNE 30, 2004 - SEE NOTE 9.

ADR--AMERICAN DEPOSITORY RECEIPT.

                                              See Notes to Financial Statements.


88 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2004
--------------------------------------------------------------------------------
   ENERGY FUND
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                            SHARES      (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 83.4%
Exxon Mobil Corp.                                           95,920   $ 4,259,807
Total SA - SP ADR                                           33,900     3,257,112
BP PLC - SP ADR+                                            59,700     3,198,129
ChevronTexaco Corp.+                                        28,810     2,711,309
Royal Dutch Petroleum Co.+                                  45,100     2,330,317
Burlington Resources, Inc.                                  53,920     1,950,826
ConocoPhillips                                              23,889     1,822,492
Shell Transport & Trading Co. PLC - SP ADR                  39,900     1,783,530
Devon Energy Corp.                                          24,848     1,639,968
Repsol YPF SA - SP ADR                                      73,315     1,602,666
Occidental Petroleum Corp.                                  28,480     1,378,717
Unocal Corp.+                                               35,240     1,339,120
Baker Hughes, Inc.                                          31,930     1,202,164
Anadarko Petroleum Corp.                                    19,887     1,165,378
Kerr-McGee Corp.+                                           21,054     1,132,074
Apache Corp.                                                25,498     1,110,438
Valero Energy Corp.+                                        14,500     1,069,520
Nabors Industries Ltd.*+                                    22,600     1,021,972
Noble Energy, Inc.                                          18,300       933,300
Smith International, Inc.*+                                 16,100       897,736
Cabot Oil & Gas Corp.                                       20,600       871,380
Patterson-UTI Energy, Inc.                                  25,000       835,250
Schlumberger Ltd.+                                          13,050       828,805
BJ Services Co.*+                                           17,570       805,409
Marathon Oil Corp.+                                         21,145       800,127
Weatherford International Ltd.*                             17,600       791,648
Cal Dive International, Inc.*+                              24,600       745,872
Amerada Hess Corp.+                                          9,230       730,924
XTO Energy, Inc.+                                           24,177       720,233
Newfield Exploration Co.*                                   12,360       688,946
Hanover Compressor Co.*+                                    49,458       588,550
Overseas Shipholding Group, Inc.                            12,704       560,628
Precision Drilling Corp.*                                   11,550       554,515
Teekay Shipping Corp.                                       14,200       530,796
Enbridge Energy Partners, L.P.                              11,237       520,273
Petroleo Brasiliero SA - Petrobras+                         18,200       510,874
Plains Resources, Inc.*                                     29,095       493,160
Chesapeake Energy Corp.+                                    32,990       485,613
Murphy Oil Corp.                                             6,360       468,732
Patina Oil & Gas Corp.                                      15,138       452,172
Southwestern Energy Co.*                                    13,625       390,629
Halliburton Co.+                                            12,455       376,888
Hydril*                                                     11,319       356,548
Transocean, Inc.*                                           11,200       324,128
Sunoco, Inc.+                                                5,010       318,736
Cimarex Energy Co.*                                         10,429       315,269
Kinder Morgan Energy Partners-LP                             7,600       309,244
Maverick Tube Corp.*                                        11,500       301,990
Vintage Petroleum, Inc.                                     17,500       296,975
Pioneer Natural Resources Co.+                               7,500       263,100
CARBO Ceramics, Inc.                                         3,357       229,115
Rowan Cos., Inc.*+                                           9,020       219,457
Dril-Quip, Inc.*                                            11,617       217,238
Swift Energy Co.*                                            9,810       216,409
EOG Resources, Inc.+                                         3,390       202,417
Input/Output, Inc.*                                         23,100       191,499
Tesoro Petroleum Corp.*+                                     6,900       190,440
Veritas DGC, Inc.*+                                          7,600       175,940
Prima Energy Corp.*                                          4,006       158,517
Spinnaker Exploration Co.*                                   4,000       157,520
Unit Corp.*                                                  4,320       135,864
Oceaneering International, Inc.*                             3,474       118,984
Tetra Technologies, Inc.*                                    3,300        88,605
Ultra Petroleum Corp.*                                       1,600        59,728
Western Gas Resources, Inc.                                  1,800        58,464
Houston Exploration Co.*                                     1,100        57,024
Forest Oil Corp.*+                                           2,000        54,640
Stone Energy Corp.*                                          1,145        52,304
China Petroleum & Chemical Corp.- SP ADR                     1,400        51,730
PetroKazakhstan, Inc. -- Class A                             1,900        51,718
PetroChina Co. Ltd.- SP ADR                                  1,100        50,930
                                                                     -----------
TOTAL COMMON STOCKS
   (Cost $49,135,386)                                                 54,782,532
                                                                     -----------

                                                              FACE
                                                            AMOUNT
                                                       -----------
REPURCHASE AGREEMENTS 0.9%

Repurchase Agreement (Note 5)
   1.00% due 07/01/04                                  $   552,679       552,679
                                                                     -----------
TOTAL REPURCHASE AGREEMENTS
   (Cost $552,679)                                                       552,679
                                                                     -----------
SECURITIES LENDING COLLATERAL 15.7%
Investment in Securities Lending Short Term
   Investment Portfolio held by U.S.
   Bank (Note 9)                                        10,334,827    10,334,827
                                                                     -----------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $10,334,827)                                                 10,334,827
                                                                     -----------
TOTAL INVESTMENTS 100%
   (Cost $60,022,892)                                                $65,670,038
                                                                     -----------

*    NON-INCOME PRODUCING SECURITIES.

+    ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT JUNE 30, 2004 - SEE NOTE 9.

ADR--AMERICAN DEPOSITORY RECEIPT.

See Notes to Financial Statements.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 89

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2004
--------------------------------------------------------------------------------
   ENERGY SERVICES FUND
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                            SHARES      (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 84.3%
Schlumberger Ltd.                                           23,076   $ 1,465,557
Baker Hughes, Inc.                                          31,621     1,190,531
BJ Services Co.*+                                           21,056       965,207
Nabors Industries Ltd.*+                                    20,062       907,204
Weatherford International Ltd.*                             19,852       892,943
Smith International, Inc.*+                                 15,799       880,952
Halliburton Co.+                                            26,625       805,673
Transocean, Inc.*+                                          23,162       670,308
Patterson-UTI Energy, Inc.+                                 19,306       645,013
Rowan Cos., Inc.*+                                          23,015       559,955
Cal Dive International, Inc.*+                              17,043       516,744
Hanover Compressor Co.*+                                    40,791       485,413
Helmerich & Payne, Inc.                                     18,092       473,106
Maverick Tube Corp.*                                        17,989       472,391
Noble Corp.*+                                               10,881       412,281
CARBO Ceramics, Inc.                                         5,917       403,835
ENSCO International, Inc.                                   13,178       383,480
Hydril*                                                     11,641       366,692
Unit Corp.*                                                 10,753       338,182
Input/Output, Inc.*                                         37,100       307,559
Veritas DGC, Inc.*+                                         13,000       300,950
Dril-Quip, Inc.*                                            15,889       297,124
Oceaneering International, Inc.*                             8,577       293,762
Cooper Cameron Corp.*                                        5,644       274,863
National-Oilwell, Inc.*                                      8,478       266,972
Varco International, Inc.*+                                 10,989       240,549
Tetra Technologies, Inc.*                                    8,760       235,206
Grant Prideco, Inc.*+                                       12,520       231,119
Pride International, Inc.*+                                 12,614       215,826
Precision Drilling Corp.*                                    4,210       202,122
FMC Technologies, Inc.*                                      6,838       196,934
Diamond Offshore Drilling+                                   8,100       193,023
Universal Compression Holdings, Inc.*                        6,200       190,216
Core Labaratories NV*                                        7,500       172,500
Tidewater, Inc.                                              5,599       166,850
SEACOR Holdings, Inc.*                                       1,269        55,747
Lone Star Technologies, Inc.*                                1,955        53,880
W-H Energy Services, Inc.*                                   1,935        37,926
Atwood Oceanics, Inc.*                                         600        25,050
Offshore Logistics, Inc.*                                      700        19,684
                                                                     -----------
TOTAL COMMON STOCKS
   (Cost $14,707,741)                                                 16,813,329
                                                                     -----------

                                                              FACE
                                                            AMOUNT
                                                        ----------
REPURCHASE AGREEMENTS 0.8%
Repurchase Agreement (Note 5) 1.00% due 07/01/04        $  160,637       160,637
                                                                     -----------
TOTAL REPURCHASE AGREEMENTS
   (Cost $160,637)                                                       160,637
                                                                     -----------
SECURITIES LENDING COLLATERAL 14.9%
Investment in Securities Lending Short Term
   Investment Portfolio held by U.S.
   Bank (Note 9)                                         2,981,255     2,981,255
                                                                     -----------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $2,981,255)                                                   2,981,255
                                                                     -----------
TOTAL INVESTMENTS 100%
   (Cost $17,849,633)                                                $19,955,221
                                                                     ===========

*    NON-INCOME PRODUCING SECURITIES.

+    ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT JUNE 30, 2004 - SEE NOTE 9.

                                              See Notes to Financial Statements.


90 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2004
--------------------------------------------------------------------------------
   FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                            SHARES      (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 88.2%
Bank One Corp.                                              12,585   $   641,835
Freddie Mac                                                  9,700       614,010
Washington Mutual, Inc.                                     13,800       533,232
Hartford Financial Services Group, Inc.                      7,500       515,550
Bank of New York Co., Inc.                                  17,000       501,160
SunTrust Banks, Inc.+                                        7,500       487,425
J.P. Morgan Chase & Co.+                                    11,925       462,332
ACE Ltd.                                                    10,820       457,470
PNC Financial Services Group, Inc.                           8,560       454,365
Franklin Resources, Inc.                                     9,000       450,720
Principal Financial Group, Inc.                             12,809       445,497
KeyCorp                                                     14,800       442,372
Equity Residential                                          14,548       432,512
MGIC Investment Corp.                                        5,598       424,664
T. Rowe Price Group, Inc.+                                   8,400       423,360
MBIA, Inc.+                                                  7,400       422,688
XL Capital Ltd.                                              5,600       422,576
Radian Group, Inc.+                                          8,570       410,503
AmeriCredit Corp.*                                          21,000       410,130
SAFECO Corp.+                                                9,300       409,200
Huntington Bancshares, Inc.+                                17,650       404,185
Loews Corp.                                                  6,600       395,736
W.R. Berkley Corp.                                           9,135       392,348
PMI Group, Inc.+                                             8,900       387,328
Everest Re Group Ltd.                                        4,800       385,728
Countrywide Financial Corp.+                                 5,400       379,350
Citigroup, Inc.                                              8,040       373,860
Legg Mason, Inc.+                                            4,100       373,141
South Financial Group, Inc.                                 13,100       371,254
New York Community Bancorp, Inc.                            18,800       369,044
Waddell & Reed Financial, Inc. -- Class A                   16,600       367,026
Umpqua Holding Corp.                                        17,400       365,226
American Financial Group, Inc./OH                           11,706       357,852
Provident Financial Group, Inc.                              9,000       355,140
Brookline Bancorp, Inc.+                                    23,600       346,212
BankUnited Financial Corp. -- Class A*                      13,392       345,514
Commercial Federal Corp.                                    12,600       341,460
Selective Insurance Group, Inc.                              8,500       338,980
FirstFed Financial Corp.*                                    8,100       336,960
Wachovia Corp.+                                              7,572       336,954
American International Group, Inc.                           4,702       335,159
Flagstar Bancorp, Inc.                                      16,700       331,996
Provident Bankshares Corp.                                  11,500       331,660
Equity Office Properties Trust                              12,119       329,637
Bank of America Corp.                                        3,751       317,410
Cincinnati Financial Corp.                                   6,740       293,325
Mellon Financial Corp.                                       9,900       290,367
Prudential Financial, Inc.                                   5,945       276,264
Fannie Mae                                                   3,810       271,882
ProLogis                                                     8,200       269,944
E*Trade Financial Corp.*                                    24,146       269,228
Jefferies Group, Inc.                                        8,600       265,912
State Street Corp.                                           5,300       259,912
First Republic Bank                                          5,838       251,501
LandAmerica Financial Group, Inc.                            6,193       241,093
Northern Trust Corp.                                         5,600       236,768
MetLife, Inc.                                                6,099       218,649
American Express Co.                                         3,722       191,236
Simon Property Group, Inc.                                   3,679       189,174
Ambac Financial Group, Inc.                                  2,540       186,538
MBNA Corp.                                                   6,730       173,567
Wells Fargo & Co.                                            2,972       170,088
Gold Banc Corp., Inc.                                        9,900       153,450
Anchor BanCorp Wisconsin, Inc.                               5,698       150,655
AFLAC, Inc.                                                  3,400       138,754
Cash America International, Inc.                             5,500       126,500
Piper Jaffray Cos., Inc.*                                    2,611       118,096
Hospitality Properties Trust+                                2,700       114,210
GATX Corp.                                                   4,100       111,520
United Dominion Realty Trust, Inc.                           4,030        79,713
Ameritrade Holding Corp.*                                    6,800        77,180
Plum Creek Timber (REIT) Co., Inc.                           2,329        75,879
Vornado Realty Trust                                         1,300        74,243
Investors Financial Services Corp.+                          1,700        74,086
Capital Automotive REIT+                                     2,440        71,565
Charles Schwab Corp.                                         7,335        70,489
U.S. Bancorp+                                                1,500        41,340
Seacoast Financial Services Corp.                            1,100        38,060
Morgan Stanley                                                 566        29,868
Protective Life Corp.                                          700        27,069
Apartment Investment & Management Co. -- Class A               786        24,468
Merrill Lynch & Co., Inc.                                      426        22,995
                                                                     -----------
TOTAL COMMON STOCKS
   (Cost $22,631,480)                                                 24,006,349
                                                                     -----------

See Notes to Financial Statements.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 91

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)                    June 30, 2004
--------------------------------------------------------------------------------
   FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------

                                                                          MARKET
                                                              FACE         VALUE
                                                            AMOUNT      (NOTE 1)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS 1.3%
Repurchase Agreement (Note 5)
   1.00% due 07/01/04                                   $  339,899   $   339,899
                                                                     -----------
TOTAL REPURCHASE AGREEMENTS
   (Cost $339,899)                                                       339,899
                                                                     -----------
SECURITIES LENDING COLLATERAL 10.5%
Investment in Securities Lending Short Term
   Investment Portfolio held by U.S.
   Bank (Note 9)                                         2,856,747     2,856,747
                                                                     -----------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $2,856,747)                                                   2,856,747
                                                                     -----------
TOTAL INVESTMENTS 100%
   (Cost $25,828,126)                                                $27,202,995
                                                                     ===========

*    NON-INCOME PRODUCING SECURITIES.

+    ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT JUNE 30, 2004 - SEE NOTE 9.

REIT--REAL ESTATE INVESTMENT TRUST.

                                              See Notes to Financial Statements.


92 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2004
--------------------------------------------------------------------------------
   HEALTH CARE FUND
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                             SHARES     (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 80.6%

Pfizer, Inc.                                                117,562   $4,030,025
Johnson & Johnson, Inc.+                                     51,674    2,878,242
Merck & Co., Inc.                                            42,320    2,010,200
Eli Lilly & Co.+                                             23,680    1,655,469
Bristol-Myers Squibb Co.                                     56,160    1,375,920
Abbott Laboratories                                          33,587    1,369,006
Genentech, Inc.*+                                            24,342    1,368,020
Wyeth                                                        31,860    1,152,058
UnitedHealth Group, Inc.+                                    17,222    1,072,069
Amgen, Inc.*                                                 19,624    1,070,882
Boston Scientific Corp.*                                     24,960    1,068,288
Medtronic, Inc.+                                             20,880    1,017,274
Allergan, Inc.+                                               8,500      760,920
Baxter International, Inc.                                   20,690      714,012
Schering-Plough Corp.+                                       34,870      644,398
Zimmer Holdings, Inc.*                                        6,900      608,580
WellPoint Health Networks, Inc.*                              5,240      586,932
Forest Laboratories, Inc.*                                   10,230      579,325
Guidant Corp.+                                               10,360      578,917
Biogen Idec, Inc.*+                                           9,125      577,156
Anthem, Inc.*+                                                6,307      564,855
Gilead Sciences, Inc.*                                        8,400      562,800
Cardinal Health, Inc.+                                        7,820      547,791
St. Jude Medical, Inc.*                                       7,200      544,680
Schering AG - SP ADR+                                         9,100      538,811
Caremark Rx, Inc.*                                           15,836      521,638
Genzyme Corp.*+                                              10,800      511,164
Aetna, Inc.                                                   5,930      504,050
McKesson Corp.                                               14,548      499,433
Becton Dickinson & Co.                                        9,010      466,718
Stryker Corp.+                                                8,320      457,600
DENTSPLY International, Inc.+                                 8,550      445,455
Applera Corp.- Applied Biosystems Group+                     20,200      439,350
Express Scripts, Inc.*+                                       5,300      419,919
Sepracor, Inc.*+                                              7,800      412,620
Celgene Corp.*                                                7,200      412,272
HCA, Inc.                                                     9,850      409,661
Vertex Pharmaceuticals, Inc.*+                               36,100      391,324
Quest Diagnostics, Inc.+                                      4,600      390,770
CIGNA Corp.                                                   5,350      368,133
Medco Health Solutions, Inc.*+                                9,700      363,750
C.R. Bard, Inc.                                               6,300      356,895
Biomet, Inc.+                                                 8,000      355,520
Human Genome Sciences, Inc.*+                                28,158      327,478
AstraZeneca PLC - SP ADR+                                     7,100      324,044
Analogic Corp.                                                7,600      322,468
Bausch & Lomb, Inc.                                           4,800      312,336
IMS Health, Inc.                                             13,200      309,408
ImClone Systems, Inc.*+                                       3,600      308,844
Cerner Corp.*+                                                6,900      307,602
Patterson Cos., Inc.*+                                        3,900      298,311
Millennium Pharmaceuticals, Inc.*                            21,300      293,940
Varian Medical Systems, Inc.*                                 3,600      285,660
Invacare Corp.                                                6,300      281,736
Accredo Health, Inc.*                                         6,900      268,755
Laboratory Corp. of America Holdings*                         6,700      265,990
Novo-Nordisk A/S - SP ADR                                     5,000      259,700
Tenet Healthcare Corp.*+                                     19,245      258,075
Medimmune, Inc.*+                                            10,700      250,380
Priority Healthcare Corp. -- Class B*                        10,900      250,155
Henry Schein, Inc.*+                                          3,900      246,246
Pharmaceutical Product Development, Inc.*                     7,576      240,690
Omnicare, Inc.+                                               5,600      239,736
Coventry Health Care, Inc.*+                                  4,850      237,165
Fisher Scientific International*+                             4,000      231,000
Bio-Rad Laboratories, Inc. -- Class A*                        3,900      229,554
Amylin Pharmaceuticals, Inc.*+                                9,700      221,160
Chiron Corp.*+                                                4,700      209,808
Hillenbrand Industries, Inc.                                  3,387      204,744
Invitrogen Corp.*+                                            2,800      201,572
Covance, Inc.*+                                               4,700      181,326
Beckman Coulter, Inc.                                         2,971      181,231
Pacificare Health Systems, Inc.*                              4,600      177,836
Health Management Associates, Inc. -- Class A+                7,400      165,908
Manor Care, Inc.                                              5,000      163,400
Davita, Inc.*                                                 5,300      163,399
King Pharmaceuticals, Inc.*                                  13,662      156,430
WellChoice, Inc.*                                             3,700      153,180
Humana, Inc.*                                                 9,000      152,100
Barr Pharmaceuticals, Inc.*                                   4,437      149,527
Cephalon, Inc.*+                                              2,700      145,800
Universal Health Services, Inc. -- Class B+                   3,100      142,259
Health Net, Inc.*+                                            5,350      141,775
Valeant Pharmaceuticals International+                        6,300      126,000
Protein Design Labs, Inc.*                                    6,500      124,345
First Health Group Corp.*                                     7,699      120,181
Service Corp. International/US*                              15,500      114,235

See Notes to Financial Statements.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 93

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)                    June 30, 2004
--------------------------------------------------------------------------------
   HEALTH CARE FUND
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                            SHARES      (NOTE 1)
--------------------------------------------------------------------------------

Community Health Systems, Inc.*                              4,200   $   112,434
Andrx Corp.*                                                 3,903       109,011
Edwards Lifesciences Corp.*+                                 3,047       106,188
Pediatrix Medical Group, Inc.*                               1,300        90,805
US Oncology, Inc.*                                           4,700        69,184
Triad Hospitals, Inc.*                                       1,501        55,882
RehabCare Group, Inc.*                                       2,097        55,843
Cima Labs, Inc.*                                             1,200        40,476
Chemed Corp.                                                   800        38,800
BioLase Technology, Inc.*+                                   2,157        29,033
                                                                     -----------
TOTAL COMMON STOCKS
   (Cost $43,318,027)                                                 46,056,047
                                                                     -----------

                                                                          MARKET
                                                              FACE         VALUE
                                                            AMOUNT      (NOTE 1)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS 0.9%
Repurchase Agreement (Note 5)
   1.00% due 07/01/04                                  $   485,908   $   485,908
                                                                     -----------
TOTAL REPURCHASE AGREEMENTS
   (Cost $485,908)                                                       485,908
                                                                     -----------
SECURITIES LENDING COLLATERAL 18.5%
Investment in Securities Lending Short Term
   Investment Portfolio held by U.S.
   Bank (Note 9)                                        10,581,251    10,581,251
                                                                     -----------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $10,581,251)                                                 10,581,251
                                                                     -----------
TOTAL INVESTMENTS 100%
   (Cost $54,385,186)                                                $57,123,206
                                                                     ===========

*    NON-INCOME PRODUCING SECURITIES.

+    ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT JUNE 30, 2004 - SEE NOTE 9.

ADR--AMERICAN DEPOSITORY RECEIPT.

                                              See Notes to Financial Statements.


94 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2004
--------------------------------------------------------------------------------
   INTERNET FUND
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                            SHARES      (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 77.2%
Cisco Systems, Inc.*+                                      170,548   $ 4,041,988
Time Warner, Inc.*                                         166,845     2,933,135
eBay, Inc.*+                                                24,315     2,235,764
Yahoo!, Inc.*+                                              57,407     2,085,596
Qualcomm, Inc.+                                             27,046     1,973,817
InterActiveCorp*+                                           51,956     1,565,954
Amazon.com, Inc.*+                                          21,309     1,159,210
Intuit, Inc.*+                                              27,493     1,060,680
Juniper Networks, Inc.*                                     40,105       985,380
Siebel Systems, Inc.*                                       90,705       968,729
Research In Motion Ltd.*+                                   13,903       951,521
Red Hat, Inc.*+                                             40,361       927,092
Network Associates, Inc.*                                   47,367       858,764
CheckFree Corp.*+                                           26,664       799,920
Sun Microsystems, Inc.*                                    177,113       768,670
BEA Systems, Inc.*                                          91,254       750,108
EarthLink, Inc.*                                            70,891       733,722
CIENA Corp.*                                               192,445       715,895
Broadcom Corp. -- Class A*+                                 15,274       714,365
Symantec Corp.*+                                            15,877       695,095
Websense, Inc.*                                             17,817       663,327
TIBCO Software, Inc.*                                       76,930       650,059
Digital Insight Corp.*                                      30,554       633,384
United Online, Inc.*+                                       34,768       612,264
WebEx Communications, Inc.*+                                25,635       557,818
Check Point Software Technologies Ltd.*                     19,333       521,798
Foundry Networks, Inc.*                                     35,762       503,171
PalmOne, Inc.*+                                             13,371       464,910
ValueClick, Inc.*                                           29,772       356,669
Qwest Communications International*                         93,306       334,969
Priceline.com, Inc.*+                                       12,014       323,537
VeriSign, Inc.*+                                            16,166       321,703
CNET Networks, Inc.*                                        28,200       312,174
SkillSoft PLC - SP ADR*                                     38,889       295,556
Sina Corp.*+                                                 7,260       239,507
E*Trade Financial Corp.*                                    17,284       192,717
WebMD Corp.*                                                17,236       160,640
Monster Worldwide, Inc.*                                     5,907       151,928
j2 Global Communications, Inc.*                              2,727        75,811
Macromedia, Inc.*                                            3,007        73,822
NetBank, Inc.                                                6,294        68,793
Verity, Inc.*                                                5,077        68,590
SkillSoft Corp.*                                             4,000        30,400
                                                                     -----------
TOTAL COMMON STOCKS
   (Cost $28,065,071)                                                 34,538,952
                                                                     -----------

                                                              FACE
                                                            AMOUNT
                                                          --------
REPURCHASE AGREEMENTS 0.9%
Repurchase Agreement (Note 5)
   1.00% due 07/01/04                                   $  387,848       387,848
                                                                     -----------
TOTAL REPURCHASE AGREEMENTS
   (Cost $387,848)                                                       387,848
                                                                     -----------
SECURITIES LENDING COLLATERAL 21.9%
Investment in Securities Lending Short Term
   Investment Portfolio held by U.S.
   Bank (Note 9)                                         9,779,190     9,779,190
                                                                     -----------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $9,779,190)                                                   9,779,190
                                                                     -----------
TOTAL INVESTMENTS 100%
   (Cost $38,232,109)                                                $44,705,990
                                                                     ===========

*    NON-INCOME PRODUCING SECURITIES.

+    ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT JUNE 30, 2004 - SEE NOTE 9.

ADR--AMERICAN DEPOSITORY RECEIPT.

See Notes to Financial Statements.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 95

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2004
--------------------------------------------------------------------------------
   LEISURE FUND
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                            SHARES      (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 78.3%
Walt Disney Co.                                             42,500   $ 1,083,325
Time Warner, Inc.*                                          54,800       963,384
McDonald's Corp.                                            32,309       840,034
Viacom, Inc. -- Class B                                     21,200       757,264
International Game Technology, Inc.                         15,036       580,389
Carnival Corp.+                                             11,203       526,541
Yum! Brands, Inc.*                                          13,432       499,939
Electronic Arts, Inc.*+                                      9,130       498,041
Caesars Entertainment, Inc.*+                               30,561       458,415
Starbucks Corp.*+                                            9,045       393,277
Hasbro, Inc.+                                               19,165       364,135
Polaris Industries, Inc.+                                    7,502       360,096
Outback Steakhouse, Inc.+                                    8,575       354,662
Darden Restaurants, Inc.                                    17,235       354,179
Harrah's Entertainment, Inc.                                 6,168       333,689
Activision, Inc.*                                           20,715       329,368
International Speedway Corp. -- Class A                      6,428       312,658
Brunswick Corp.+                                             7,585       309,468
Ruby Tuesday, Inc.                                          11,217       307,907
Marriott International, Inc. -- Class A                      6,085       303,520
Applebee's International, Inc.                              12,922       297,464
Take-Two Interactive Software, Inc.*+                        9,630       295,063
CBRL Group, Inc.+                                            9,195       283,666
CEC Entertainment, Inc.*+                                    9,224       272,200
GTECH Holdings Corp.                                         5,725       265,125
K2, Inc.*                                                   16,421       257,810
Prime Hospitality Corp.*                                    23,658       251,248
Steak N Shake Co.*                                          13,658       248,849
4Kids Entertainment, Inc.*                                  10,300       246,376
Papa John's International, Inc.*                             8,290       244,887
Shuffle Master, Inc.*+                                       6,700       243,277
Starwood Hotels & Resorts Worldwide, Inc.                    5,280       236,808
Sturm Ruger & Co., Inc.                                     18,745       227,002
Cheesecake Factory, Inc.*+                                   5,620       223,620
Sonic Corp.*                                                 9,500       216,125
Eastman Kodak Co.+                                           7,185       193,851
Hilton Hotels Corp.                                         10,150       189,399
Mattel, Inc.+                                               10,239       186,862
Kerzner International Ltd.*+                                 3,700       175,972
Royal Caribbean Cruises Ltd.+                                3,935       170,818
Scientific Games Corp. -- Class A*                           8,500       162,690
Ameristar Casinos, Inc.                                      4,700       157,826
Marvel Enterprises, Inc.*+                                   7,650       149,328
Marcus Corp.                                                 8,000       138,000
Alliance Gaming Corp.*                                       7,200       123,552
Six Flags, Inc.*                                            13,900       100,914
Mandalay Resort Group+                                       1,425        97,812
Wendy's International, Inc.                                  2,633        91,734
Brinker International, Inc.*                                 2,081        71,004
Arctic Cat, Inc.                                             2,322        63,925
Callaway Golf Co.                                            4,453        50,497
Bally Total Fitness Holding Corp.*                           3,419        17,095
Pinnacle Entertainment, Inc.*                                    9           113
                                                                     -----------
TOTAL COMMON STOCKS
   (Cost $14,077,831)                                                 15,881,203
                                                                     -----------

                                                              FACE
                                                            AMOUNT
                                                        ----------
REPURCHASE AGREEMENTS 2.1%
Repurchase Agreement (Note 5)
   1.00% due 07/01/04                                   $  430,004       430,004
                                                                     -----------
TOTAL REPURCHASE AGREEMENTS
   (Cost $430,004)                                                       430,004
                                                                     -----------
SECURITIES LENDING COLLATERAL 19.6%
Investment in Securities Lending Short Term
   Investment Portfolio held by U.S. Bank (Note 9)       3,963,667     3,963,667
                                                                     -----------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $3,963,667)                                                   3,963,667
                                                                     -----------
TOTAL INVESTMENTS 100%
   (Cost $18,471,502)                                                $20,274,874
                                                                     ===========

*    NON-INCOME PRODUCING SECURITIES.

+    ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT JUNE 30, 2004 - SEE NOTE 9.

                                              See Notes to Financial Statements.


96 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2004
--------------------------------------------------------------------------------
   PRECIOUS METALS FUND
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                            SHARES      (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 73.9%
Newmont Mining Corp.+                                      107,434   $ 4,164,142
Freeport-McMoRan Copper & Gold, Inc. -- Class B+            89,822     2,977,599
Barrick Gold Corp.+                                         93,156     1,839,831
Placer Dome, Inc.+                                         104,118     1,732,524
AngloGold Ashanti Ltd.- SP ADR                              45,196     1,453,503
Goldcorp, Inc.                                             107,233     1,251,409
Gold Fields Ltd. - SP ADR+                                 111,071     1,167,356
Coeur d'Alene Mines Corp.*+                                260,362     1,062,277
Glamis Gold Ltd.*                                           60,300     1,057,059
Pan American Silver Corp.*+                                 76,217     1,002,254
Wheaton River Minerals Ltd.*+                              352,121       989,460
Meridian Gold, Inc.*                                        74,235       962,828
Agnico-Eagle Mines Ltd.+                                    72,682       960,129
Harmony Gold Mining Co. Ltd. -- SP ADR+                     84,918       899,282
Bema Gold Corp.*                                           327,887       891,853
Kinross Gold Corp.*                                        159,756       888,243
Durban Roodepoort Deep Ltd. -- SP ADR*+                    337,394       856,981
Stillwater Mining Co.*                                      56,229       843,997
Cia de Minas Buenaventura SA -- SP ADR                      37,294       824,198
Hecla Mining Co.*                                          140,612       801,488
Golden Star Resources Ltd.*+                               166,419       772,184
Silver Standard Resources*+                                 61,518       758,517
Apex Silver Mines Ltd.*                                     44,084       751,632
                                                                     -----------
TOTAL COMMON STOCKS
   (Cost $23,015,476)                                                 28,908,746
                                                                     -----------

                                                              FACE
                                                            AMOUNT
                                                            ------
REPURCHASE AGREEMENTS 1.0%
Repurchase Agreement (Note 5)
   1.00% due 07/01/04                                   $  375,921       375,921
                                                                     -----------
TOTAL REPURCHASE AGREEMENTS
   (Cost $375,921)                                                       375,921
                                                                     -----------
SECURITIES LENDING COLLATERAL 25.1%
Investment in Securities Lending Short Term
   Investment Portfolio held by U.S. Bank (Note 9)       9,822,976     9,822,976
                                                                     -----------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $9,822,976)                                                   9,822,976
                                                                     -----------
TOTAL INVESTMENTS 100%
   (Cost $33,214,373)                                                $39,107,643
                                                                     ===========

*    NON-INCOME PRODUCING SECURITIES.

+    ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT JUNE 30, 2004 - SEE NOTE 9.

ADR--AMERICAN DEPOSITORY RECEIPT.

See Notes to Financial Statements.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 97

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2004
--------------------------------------------------------------------------------
   REAL ESTATE FUND
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                               SHARES   (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 97.6%
Simon Property Group, Inc.                                      4,182   $215,038
Equity Office Properties Trust                                  7,641    207,835
Equity Residential                                              6,341    188,518
Vornado Realty Trust                                            3,041    173,672
General Growth Properties, Inc.+                                5,537    163,729
Plum Creek Timber (REIT) Co., Inc.                              4,895    159,479
Public Storage, Inc.                                            3,414    157,078
ProLogis                                                        4,716    155,251
Archstone-Smith Trust                                           5,189    152,193
KIMCO Realty Corp.                                              3,185    144,917
Boston Properties, Inc.                                         2,776    139,022
AvalonBay Communities, Inc.                                     2,354    133,048
Duke Realty Corp.                                               4,177    132,870
Rouse Co.                                                       2,753    130,767
iStar Financial, Inc.                                           3,190    127,600
Liberty Property Trust                                          2,903    116,730
Chelsea Property Group, Inc.                                    1,707    111,331
Macerich Co.                                                    2,324    111,250
Developers Diversified Realty Corp.                             3,145    111,239
AMB Property Corp.                                              3,200    110,816
Health Care Property Investors, Inc.                            4,464    107,315
Apartment Investment & Management Co. -- Class A                3,387    105,437
Regency Centers Corp.                                           2,400    102,960
Hospitality Properties Trust                                    2,432    102,874
Weingarten Realty Investors                                     3,248    101,597
Mack-Cali Realty Corp.                                          2,358     97,574
Mills Corp.                                                     2,050     95,735
New Plan Excel Realty Trust                                     4,030     94,141
United Dominion Realty Trust, Inc.                              4,745     93,856
Federal Realty Investment Trust                                 2,196     91,332
SL Green Realty Corp.                                           1,950     91,260
Shurgard Storage Centers, Inc. -- Class A                       2,361     88,301
CenterPoint Properties Trust                                    1,150     88,263
Camden Property Trust                                           1,900     87,020
Pan Pacific Retail Properties, Inc.                             1,709     86,339
Thornburg Mortgage, Inc.                                        3,202     86,294
First Industrial Realty Trust, Inc.                             2,269     83,681
CBL & Associates Properties, Inc.                               1,521     83,655
Healthcare Realty Trust, Inc.                                   2,230     83,580
Reckson Associates Realty Corp.                                 3,014     82,764
Arden Realty, Inc.                                              2,814     82,760
BRE Properties -- Class A                                       2,324     80,759
Prentiss Properties Trust                                       2,397     80,347
CarrAmerica Realty Corp.                                        2,613     78,991
Cousins Properties, Inc.                                        2,389     78,718
Essex Property Trust, Inc.                                      1,140     77,919
Crescent Real Estate EQT Co.                                    4,754     76,634
HRPT Properties Trust                                           7,370     73,774
Realty Income Corp.                                             1,762     73,528
Taubman Centers, Inc.                                           3,209     73,454
Health Care REIT, Inc.                                          2,186     71,045
Home Properties, Inc.                                           1,806     70,398
Washington Real Estate Investment Trust                         2,368     69,572
Alexandria Real Estate Equities, Inc.                           1,200     68,136
Highwoods Properties, Inc.+                                     2,889     67,892
Brandywine Realty Trust                                         2,476     67,322
Heritage Property Investment Trust                              2,471     66,865
Kilroy Realty Corp.                                             1,953     66,597
Post Properties, Inc.                                           2,281     66,491
Nationwide Health Properties, Inc.                              3,443     65,073
Commercial Net Lease Realty                                     3,676     63,227
Gables Residential Trust                                        1,833     62,285
Mid-America Apartment Communities, Inc.                         1,595     60,435
Capital Automotive REIT                                         2,052     60,185
PS Business Parks, Inc.                                         1,488     59,877
LaSalle Hotel Properties                                        2,446     59,682
Lexington Corporate Properties Trust                            2,993     59,591
Colonial Properties Trust                                       1,543     59,452
National Health Investors, Inc.                                 2,180     59,274
Eastgroup Properties                                            1,712     57,643
Manufactured Home Communities, Inc.                             1,735     57,585
Summit Properties, Inc.                                         2,236     57,331
Corporate Office Properties Trust SBI MD                        2,304     57,254
Glimcher Realty Trust                                           2,586     57,202
Pennsylvania Real Estate Investment Trust                       1,594     54,595
Entertainment Properties Trust                                  1,526     54,539
FelCor Lodging Trust, Inc.*                                     4,483     54,244
Saul Centers, Inc.                                              1,684     54,073
Sovran Self Storage, Inc.+                                      1,371     52,345
AMLI Residential Properties Trust                               1,730     50,758
Sun Communities, Inc.                                           1,331     50,112
Parkway Properties, Inc./MD                                     1,100     48,895
Koger Equity, Inc.                                              2,048     47,350
Tanger Factory Outlet Centers, Inc.                             1,200     46,920
Cornerstone Realty Income Trust, Inc.                           5,206     45,657
Innkeepers USA Trust                                            4,186     43,158

                                              See Notes to Financial Statements.


98 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)                    June 30, 2004
--------------------------------------------------------------------------------
   REAL ESTATE FUND
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                             SHARES     (NOTE 1)
--------------------------------------------------------------------------------

Meristar Hospitality Corp.*                                   6,138   $   41,984
Glenborough Realty Trust, Inc.                                2,279       41,820
Kramont Realty Trust                                          2,496       39,936
Correctional Properties Trust                                 1,335       39,049
Ramco-Gershenson Properties                                   1,600       38,768
Equity Inns, Inc.                                             4,161       38,656
Town & Country Trust                                          1,520       38,365
US Restaurant Properties, Inc.                                2,521       38,294
Keystone Property Trust                                       1,588       38,160
Bedford Property Investors, Inc.                              1,300       38,012
Winston Hotels, Inc.                                          3,198       33,099
Urstadt Biddle Properties, Inc.                               2,217       32,834
Associated Estates Realty                                     3,185       25,640
                                                                      ----------
TOTAL COMMON STOCKS
   (Cost $6,752,517)                                                   8,170,922
                                                                      ----------

                                                                          MARKET
                                                               FACE        VALUE
                                                             AMOUNT     (NOTE 1)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS 1.4%
Repurchase Agreement (Note 5)
   1.00% due 07/01/04                                      $116,643   $  116,643
                                                                      ----------
TOTAL REPURCHASE AGREEMENTS
   (Cost $116,643)                                                       116,643
                                                                      ----------
SECURITIES LENDING COLLATERAL 1.0%
Investment in Securities Lending Short Term
   Investment Portfolio held by U.S.
   Bank (Note 9)                                             82,803       82,803
                                                                      ----------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $82,803)                                                         82,803
                                                                      ----------
TOTAL INVESTMENTS 100%
   (Cost $6,951,963)                                                  $8,370,368
                                                                      ==========

*    NON-INCOME PRODUCING SECURITIES.

+    ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT JUNE 30, 2004 - SEE NOTE 9.

REIT--REAL ESTATE INVESTMENT TRUST.

See Notes to Financial Statements.


                                THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 99

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2004
--------------------------------------------------------------------------------
   RETAILING FUND
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                            SHARES      (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 80.7%
Wal-Mart Stores, Inc.                                       25,770   $ 1,359,625
eBay, Inc.*+                                                12,200     1,121,790
Home Depot, Inc.                                            31,165     1,097,008
Target Corp.                                                18,215       773,591
The Gap, Inc.+                                              23,245       563,691
Lowe's Cos., Inc.                                           10,210       536,535
Limited Brands, Inc.                                        27,705       518,083
Abercrombie & Fitch Co. -- Class A+                         12,495       484,181
Walgreen Co.                                                13,370       484,128
Office Depot, Inc.*+                                        25,400       454,914
Federated Department Stores, Inc.                            9,135       448,529
Boise Cascade Corp.+                                        11,700       440,388
Best Buy Co., Inc.+                                          8,625       437,633
Williams-Sonoma, Inc.*+                                     12,699       418,559
Tiffany & Co.+                                              11,294       416,184
May Department Stores Co.+                                  14,270       392,282
Claire's Stores, Inc.                                       17,600       381,920
Rent-A-Center, Inc.*                                        12,400       371,132
JC Penney Holding Co., Inc.+                                 9,630       363,629
Staples, Inc.+                                              11,855       347,470
Circuit City Stores, Inc.                                   24,500       317,275
Sears Roebuck and Co.+                                       8,375       316,240
Petsmart, Inc.+                                              9,620       312,169
Borders Group, Inc.                                         13,199       309,385
Michaels Stores, Inc.                                        5,575       306,625
Zale Corp.*+                                                11,000       299,860
Costco Wholesale Corp.+                                      7,170       294,472
Movie Gallery, Inc.                                         14,900       291,295
Building Material Holding Corp.                             15,074       285,351
CVS Corp.+                                                   6,755       283,845
Nordstrom, Inc.                                              6,520       277,817
TJX Cos., Inc.+                                             11,250       271,575
Regis Corp.                                                  5,900       263,081
Chico's FAS, Inc.*+                                          5,580       251,993
Barnes & Noble, Inc.*                                        7,300       248,054
Amazon.com, Inc.*+                                           4,535       246,704
Stein Mart, Inc.*                                           14,900       242,274
Urban Outfitters, Inc.*+                                     3,700       225,367
Insight Enterprises, Inc.*                                  11,775       209,124
InterActiveCorp*+                                            6,700       201,938
Dollar Tree Stores, Inc.*                                    6,905       189,404
Ross Stores, Inc.+                                           6,670       178,489
Kohl's Corp.*+                                               4,160       175,885
Saks, Inc.*                                                 11,700       175,500
Rite Aid Corp.*                                             33,400       174,348
Select Comfort Corp.*+                                       5,900       167,560
BJ's Wholesale Club, Inc.*+                                  6,690       167,250
Pier 1 Imports, Inc.                                         9,200       162,748
HOT Topic, Inc.*                                             7,800       159,822
Dillard's/AR, Inc. -- Class A                                7,100       158,330
American Eagle Outfitters, Inc.*+                            5,155       149,031
Pacific Sunwear of California, Inc.*+                        7,520       147,166
Too, Inc.*                                                   8,600       143,620
Dollar General Corp.                                         7,240       141,614
Toys 'R' Us, Inc.*+                                          8,800       140,184
Aeropostale, Inc.*                                           5,200       139,932
Sherwin-Williams Co.                                         3,300       137,115
Bed Bath & Beyond, Inc.*                                     3,540       136,113
AnnTaylor Stores Corp.*                                      4,347       125,976
ShopKo Stores, Inc.*                                         8,800       124,432
Electronics Boutique Holdings Corp.*                         4,600       121,164
Children's Place Retail Stores, Inc.*                        5,000       117,600
AutoZone, Inc.*+                                             1,420       113,742
AutoNation, Inc.*                                            6,620       113,202
Christopher & Banks Corp.                                    6,000       106,260
Cost Plus, Inc.*                                             3,100       100,595
Neiman-Marcus Group, Inc. -- Class A+                        1,600        89,040
RadioShack Corp.+                                            3,060        87,608
Big Lots, Inc.*                                              6,000        86,760
PEP Boys-Manny Moe & Jack+                                   3,300        83,655
Genuine Parts Co.                                            2,000        79,360
TBC Corp.*                                                   3,300        78,540
Group 1 Automotive, Inc.*                                    2,300        76,383
Weight Watchers International, Inc.*                         1,400        54,796
Goody's Family Clothing, Inc.                                3,900        40,443
Family Dollar Stores, Inc.                                   1,030        31,333
Aaron Rents, Inc.                                              800        26,512
Genesco, Inc.*+                                                800        18,904
                                                                     -----------
TOTAL COMMON STOCKS
   (Cost $18,749,875)                                                 21,386,132
                                                                     -----------

                                              See Notes to Financial Statements.


100 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)                    June 30, 2004
--------------------------------------------------------------------------------
   RETAILING FUND
--------------------------------------------------------------------------------

                                                                          MARKET
                                                              FACE         VALUE
                                                            AMOUNT      (NOTE 1)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS 0.9%
Repurchase Agreement (Note 5)
   1.00% due 07/01/04                                   $  240,846   $   240,846
                                                                     -----------
TOTAL REPURCHASE AGREEMENTS
   (Cost $240,846)                                                       240,846
                                                                     -----------
SECURITIES LENDING COLLATERAL 18.4%
Investment in Securities Lending Short Term
   Investment Portfolio Held by U.S. Bank (Note 9)       4,883,858     4,883,858
                                                                     -----------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $4,883,858)                                                   4,883,858
                                                                     -----------
TOTAL INVESTMENTS 100%
   (Cost $23,874,579)                                                $26,510,836
                                                                     ===========

*    NON-INCOME PRODUCING SECURITIES.

+    ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT JUNE 30, 2004 - SEE NOTE 9.

See Notes to Financial Statements.


                               THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 101

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2004
--------------------------------------------------------------------------------
   TECHNOLOGY FUND
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                             SHARES     (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 80.6%
Microsoft Corp.                                              43,530   $1,243,217
Intel Corp.                                                  33,130      914,388
Cisco Systems, Inc.*+                                        38,020      901,074
International Business Machines Corp.                         9,410      829,491
Qualcomm, Inc.+                                               5,770      421,095
Hewlett-Packard Co.                                          19,259      406,365
Dell, Inc.*                                                  11,340      406,199
Yahoo!, Inc.*+                                                9,992      363,009
Texas Instruments, Inc.+                                     12,880      311,438
Motorola, Inc.+                                              16,940      309,155
Oracle Corp.*                                                25,550      304,812
Applied Materials, Inc.*                                     15,020      294,692
EMC Corp./Massachusetts*                                     24,500      279,300
Analog Devices, Inc.                                          5,049      237,707
First Data Corp.+                                             5,264      234,353
Automatic Data Processing, Inc.                               5,300      221,964
DSP Group, Inc.*                                              7,152      194,820
Lucent Technologies, Inc.*+                                  46,601      176,152
Corning, Inc.*+                                              13,400      175,004
Computer Associates International, Inc.+                      5,940      166,676
BearingPoint, Inc.*+                                         18,500      164,095
Agilent Technologies, Inc.*                                   5,500      161,040
Electronic Arts, Inc.*+                                       2,800      152,740
Reynolds & Reynolds Co. -- Class A                            6,600      152,658
Broadcom Corp. -- Class A*+                                   3,200      149,664
Adobe Systems, Inc.+                                          3,150      146,475
Apple Computer, Inc.*                                         4,400      143,176
PeopleSoft, Inc.*                                             7,700      142,450
Micron Technology, Inc.*+                                     8,900      136,259
Symantec Corp.*+                                              3,100      135,718
National Semiconductor Corp.*+                                5,980      131,500
Paychex, Inc.                                                 3,800      128,744
Veritas Software Corp.*                                       4,610      127,697
Storage Technology Corp.*+                                    4,300      124,700
Jabil Circuit, Inc.*                                          4,900      123,382
Intuit, Inc.*+                                                3,100      119,598
Lexmark International, Inc.*+                                 1,200      115,836
Xilinx, Inc.                                                  3,460      115,253
Network Appliance, Inc.*+                                     5,320      114,540
Computer Sciences Corp.*+                                     2,400      111,432
Maxim Integrated Products, Inc.+                              2,110      110,606
JDS Uniphase Corp.*+                                         28,900      109,531
Accenture Ltd. - Class A*                                     3,900      107,172
Xerox Corp.*+                                                 7,100      102,950
Advanced Micro Devices, Inc.*+                                6,061       96,370
Siebel Systems, Inc.*                                         9,000       96,120
Take-Two Interactive Software, Inc.*                          3,100       94,984
Avaya, Inc.*+                                                 5,890       93,003
Electronic Data Systems Corp.+                                4,700       90,005
KLA-Tencor Corp.*+                                            1,820       89,872
THQ, Inc.*                                                    3,900       89,310
CDW Corp.+                                                    1,400       89,264
Cadence Design Systems, Inc.*+                                6,000       87,780
Comverse Technology, Inc.*+                                   4,400       87,736
Unisys Corp.*+                                                6,300       87,444
Network Associates, Inc.*                                     4,745       86,027
Autodesk, Inc.                                                2,000       85,620
Mercury Interactive Corp.*+                                   1,700       84,711
Fair Isaac Corp.+                                             2,450       81,781
Tektronix, Inc.                                               2,400       81,648
Teradyne, Inc.*+                                              3,500       79,450
Harris Corp.                                                  1,500       76,125
Novellus Systems, Inc.*                                       2,300       72,312
BMC Software, Inc.*                                           3,900       72,150
Waters Corp.*+                                                1,500       71,670
Citrix Systems, Inc.*                                         3,480       70,853
SunGard Data Systems, Inc.*                                   2,700       70,200
Scientific-Atlanta, Inc.                                      2,000       69,000
Nvidia Corp.*+                                                3,360       68,880
Lam Research Corp.*+                                          2,530       67,804
Acxiom Corp.+                                                 2,700       67,041
MEMC Electronic Materials, Inc.*+                             6,600       65,208
ADTRAN, Inc.+                                                 1,900       63,403
Ceridian Corp.*                                               2,800       63,000
Activision, Inc.*                                             3,900       62,010
PMC - Sierra, Inc.*+                                          4,300       61,705
Thermo Electron Corp.*                                        2,000       61,480
Hyperion Solutions Corp.*                                     1,400       61,208
Atmel Corp.*                                                 10,100       59,792
Symbol Technologies, Inc.+                                    4,000       58,960
Factset Research Systems, Inc.+                               1,236       58,426
Sanmina-SCI Corp.*                                            6,370       57,967
Sandisk Corp.*+                                               2,620       56,828
Tech Data Corp.*                                              1,400       54,782
NCR Corp.*                                                    1,100       54,549
Ingram Micro, Inc. -- Class A*                                3,745       54,190
Gateway, Inc.*                                               12,000       54,000
CheckFree Corp.*+                                             1,800       54,000
Cypress Semiconductor Corp.*+                                 3,800       53,922
Vishay Intertechnology, Inc.*+                                2,900       53,882
Cree, Inc.*+                                                  2,280       53,078
Photronics, Inc.*                                             2,800       53,032
Parametric Technology Corp.*                                 10,500       52,500

                                              See Notes to Financial Statements.


102 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)                    June 30, 2004
--------------------------------------------------------------------------------
   TECHNOLOGY FUND
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                            SHARES      (NOTE 1)
--------------------------------------------------------------------------------

Zebra Technologies Corp. -- Class A*                           600   $    52,200
Black Box Corp.                                              1,100        51,986
Adaptec, Inc.*+                                              6,100        51,606
Cognex Corp.                                                 1,325        50,986
Agere Systems, Inc. -- Class A*                             22,100        50,830
QLogic Corp.*+                                               1,910        50,787
Certegy, Inc.                                                1,300        50,440
Microchip Technology, Inc.                                   1,591        50,180
Andrew Corp.*+                                               2,500        50,025
Sabre Holdings Corp.                                         1,800        49,878
PerkinElmer, Inc.                                            2,430        48,697
Integrated Circuit Systems, Inc.*+                           1,789        48,589
DST Systems, Inc.*+                                          1,000        48,090
Avocent Corp.*                                               1,300        47,762
Polycom, Inc.*                                               2,100        47,061
Cognizant Technology Solutions Corp.*+                       1,800        45,738
Sybase, Inc.*+                                               2,514        45,252
RF Micro Devices, Inc.*                                      6,000        45,000
Novell, Inc.*                                                5,300        44,467
Solectron Corp.*+                                            6,800        43,996
Integrated Device Technology, Inc.*                          3,167        43,831
CIENA Corp.*                                                11,300        42,036
Altera Corp.*+                                               1,880        41,774
ADC Telecommunications, Inc.*                               14,600        41,464
Filenet Corp.*                                               1,300        41,041
Infineon Technologies AG -- SP ADR*                          3,000        40,800
National Instruments Corp.                                   1,300        39,845
LSI Logic Corp.*                                             5,200        39,624
Kulicke & Soffa Industries, Inc.*                            3,500        38,360
ATMI, Inc.*+                                                 1,400        38,234
Avid Technology, Inc.*                                         700        38,199
Nokia OYJ -- SP ADR                                          2,600        37,804
International Rectifier Corp.*                                 900        37,278
Silicon Laboratories, Inc.*                                    800        37,080
Jack Henry & Associates, Inc.                                1,800        36,180
Convergys Corp.*                                             2,300        35,420
Tellabs, Inc.*                                               3,800        33,212
Fairchild Semiconductor International, Inc.*                 1,900        31,103
ViaSat, Inc.*                                                1,200        29,940
Plantronics, Inc.*                                             708        29,807
Compuware Corp.*                                             4,300        28,380
3Com Corp.*+                                                 4,400        27,500
Fiserv, Inc.*                                                  700        27,223
Diebold, Inc.+                                                 500        26,435
Progress Software Corp.*                                     1,200        26,004
Global Imaging Systems, Inc.*                                  700        25,662
RSA Security, Inc.*                                          1,200        24,564
Applied Micro Circuits Corp.*+                               4,500        23,940
Semtech Corp.*                                               1,000        23,540
Linear Technology Corp.                                        595        23,485
Standard Microsystems Corp.*                                   944        22,014
WebEx Communications, Inc.*+                                 1,011        21,999
Keithley Instruments, Inc.                                     900        19,935
Synopsys, Inc.*+                                               600        17,058
Trimble Navigation Ltd.*                                       600        16,674
Avnet, Inc.*                                                   700        15,890
Intersil Corp. -- Class A                                      733        15,877
                                                                     -----------
TOTAL COMMON STOCKS
   (Cost $14,410,019)                                                 17,105,991
                                                                     -----------

                                                              FACE
                                                            AMOUNT
                                                        ----------
REPURCHASE AGREEMENTS 0.8%
Repurchase Agreement (Note 5)
   1.00% due 07/01/04                                   $  178,894       178,894
                                                                     -----------
TOTAL REPURCHASE AGREEMENTS
   (Cost $178,894)                                                       178,894
                                                                     -----------
SECURITIES LENDING COLLATERAL 18.6%
Investment in Securities Lending Short Term
   Investment Portfolio held by U.S.
   Bank (Note 9)                                         3,935,273     3,935,273
                                                                     -----------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $3,935,273)                                                   3,935,273
                                                                     -----------
TOTAL INVESTMENTS 100%
   (Cost $18,524,186)                                                $21,220,158
                                                                     ===========

*    NON-INCOME PRODUCING SECURITIES.

+    ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT JUNE 30, 2004 - SEE NOTE 9.

ADR--AMERICAN DEPOSITORY RECEIPT.

See Notes to Financial Statements.


                               THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 103

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2004
--------------------------------------------------------------------------------
   TELECOMMUNICATIONS FUND
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                            SHARES      (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 77.3%
Cisco Systems, Inc.*+                                       41,250   $   977,625
Vodafone Group PLC - SP ADR+                                40,830       902,343
Verizon Communications, Inc.+                               18,280       661,553
SBC Communications, Inc.                                    25,890       627,832
Qualcomm, Inc.+                                              8,260       602,815
Nokia OYJ - SP ADR                                          38,550       560,517
Telefonaktiebolaget LM Ericsson -- SP ADR*+                 18,075       540,804
BellSouth Corp.                                             19,970       523,613
Motorola, Inc.+                                             27,480       501,510
AT&T Wireless Services, Inc.*                               31,230       447,214
Nextel Communications, Inc. -- Class A*+                    16,010       426,827
Alcatel SA - SP ADR*                                        22,020       341,090
Corning, Inc.*+                                             26,040       340,082
Lucent Technologies, Inc.*+                                 81,120       306,634
ALLTEL Corp.                                                 5,960       301,695
Sprint Corp. - FON Group+                                   15,745       277,112
AT&T Corp.+                                                 16,591       242,726
Avaya, Inc.*+                                               13,200       208,428
CenturyTel, Inc.                                             6,600       198,264
JDS Uniphase Corp.*+                                        49,510       187,643
Scientific-Atlanta, Inc.                                     5,080       175,260
Comverse Technology, Inc.*+                                  8,730       174,076
Harris Corp.                                                 3,100       157,325
ADTRAN, Inc.+                                                4,690       156,505
Andrew Corp.*+                                               7,357       147,214
Tele Norte Leste Participacoes SA -- ADR                    10,850       138,120
BCE, Inc.                                                    6,050       121,242
Tellabs, Inc.*+                                             13,830       120,874
Polycom, Inc.*                                               5,330       119,445
Telephone & Data Systems, Inc.                               1,660       118,192
QLogic Corp.*+                                               4,250       113,007
Price Communications Corp.*                                  7,480       110,405
Plantronics, Inc.*                                           2,600       109,460
CIENA Corp.*                                                24,900        92,628
Avocent Corp.*                                               2,500        91,850
ADC Telecommunications, Inc.*                               32,100        91,164
Black Box Corp.                                              1,860        87,904
Adaptec, Inc.*                                               9,550        80,793
ViaSat, Inc.*                                                3,182        79,391
Advanced Fibre Communications, Inc.*                         3,900        78,780
3Com Corp.*+                                                11,350        70,938
Inter-Tel, Inc.                                              2,745        68,543
Harmonic, Inc.*+                                             7,400        63,048
Commonwealth Telephone Enterprises, Inc.*+                   1,400        62,678
CommScope, Inc.*+                                            2,910        62,420
Qwest Communications International*                         16,050        57,620
Symmetricom, Inc.*                                           6,400        56,960
Bel Fuse, Inc. -- Class B                                    1,300        54,210
Cia Telecomunicaciones de Chile SA -- SP ADR                 4,400        53,636
C-COR.net Corp.*                                             4,900        50,421
General Communication, Inc. -- Class A*                      5,580        44,305
Audiovox Corp. -- Class A*                                   2,450        41,356
Nippon Telegraph                                             1,500        40,260
Digi International, Inc.*                                    3,650        39,128
Boston Communications Group, Inc.*                           3,400        34,850
Juniper Networks, Inc.*                                      1,400        34,398
Telecomunicacoes Brasileiras SA -- SP ADR                    1,100        32,065
Cincinnati Bell, Inc.*                                       7,200        31,968
Network Equipment Technologies, Inc.*                        3,417        27,883
McDATA Corp.*                                                5,000        26,900
Brooktrout, Inc.*                                            2,200        23,782
China Telecom Corp.Ltd. -- SP ADR                              600        21,174
Citizens Communications Co.*                                 1,574        19,045
F5 Networks, Inc.*                                             600        15,888
Foundry Networks, Inc.*                                      1,000        14,070
Tollgrade Communications, Inc.*                              1,300        13,806
KT Corp. - SP ADR                                              700        12,628
American Tower Corp. -- Class A*                               200         3,040
                                                                     -----------
TOTAL COMMON STOCKS
   (Cost $9,898,945)                                                  12,616,982
                                                                     -----------

                                              See Notes to Financial Statements.


104 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)                    June 30, 2004
--------------------------------------------------------------------------------
   TELECOMMUNICATIONS FUND
--------------------------------------------------------------------------------

                                                                          MARKET
                                                              FACE         VALUE
                                                            AMOUNT      (NOTE 1)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS 0.7%
Repurchase Agreement (Note 5)
   1.00% due 07/01/04                                    $ 120,183   $   120,183
                                                                     -----------
TOTAL REPURCHASE AGREEMENTS
   (Cost $120,183)                                                       120,183
                                                                     -----------
SECURITIES LENDING COLLATERAL 22.0%
Investment in Securities Lending Short Term
   Investment Portfolio held by U.S.
   Bank (Note 9)                                         3,589,887     3,589,887
                                                                     -----------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $3,589,887)                                                   3,589,887
                                                                     -----------
TOTAL INVESTMENTS 100%
   (Cost $13,609,015)                                                $16,327,052
                                                                     ===========

*    NON-INCOME PRODUCING SECURITIES.

+    ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT JUNE 30, 2004 - SEE NOTE 9.

ADR--AMERICAN DEPOSITORY RECEIPT.

See Notes to Financial Statements.


                               THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 105

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2004
--------------------------------------------------------------------------------
   TRANSPORTATION FUND
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                            SHARES      (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 92.4%
United Parcel Service, Inc. -- Class B                      40,380   $ 3,035,365
FedEx Corp.                                                 27,200     2,221,968
Union Pacific Corp.                                         34,650     2,059,942
Norfolk Southern Corp.+                                     76,904     2,039,494
Southwest Airlines Co.+                                     97,610     1,636,920
Burlington Northern Santa Fe Corp.                          44,850     1,572,890
CSX Corp.+                                                  44,620     1,462,197
J.B. Hunt Transport Services, Inc.                          34,400     1,327,152
Ryder System, Inc.+                                         27,670     1,108,737
CNF, Inc.                                                   25,240     1,048,974
EGL, Inc.*+                                                 36,970       983,402
Expeditors International Washington, Inc.                   19,530       964,977
Heartland Express, Inc.                                     34,300       938,448
Yellow Roadway Corp.*+                                      21,737       866,437
Arkansas Best Corp.                                         24,300       799,956
Alexander & Baldwin, Inc.                                   22,596       755,836
C.H. Robinson Worldwide, Inc.                               15,510       710,978
JetBlue Airways Corp.*                                      21,430       629,613
Kansas City Southern*                                       39,600       613,800
Atlantic Coast Airlines Holdings, Inc.*+                    87,070       499,782
Landstar System, Inc.*                                       7,460       394,410
Werner Enterprises, Inc.                                    17,136       361,570
Swift Transportation Co., Inc.*                             18,360       329,562
Continental Airlines, Inc. -- Class B*+                     26,700       303,579
AMR Corp.*+                                                 24,600       297,906
Lan Chile SA - SP ADR                                       15,171       292,800
AirTran Holdings, Inc.*                                     20,100       284,214
Pacer International, Inc.*                                  14,400       266,400
America West Holdings Corp. -- Class B*+                    28,300       256,964
Frontier Airlines, Inc.*                                    21,470       233,594
Knight Transportation, Inc.*                                 7,861       225,847
Kirby Corp.*                                                 5,491       213,600
SkyWest, Inc.                                               10,500       182,805
USF Corp.                                                    4,970       174,596
CP Ships Ltd.                                                9,300       165,726
RailAmerica, Inc.*                                          10,900       159,140
Forward Air Corp.*                                           3,739       139,839
Genesee & Wyoming, Inc. -- Class A*                          5,685       134,735
Delta Air Lines, Inc.*+                                     12,510        89,071
Alaska Air Group, Inc.*                                      2,620        62,539
Old Dominion Freight Line, Inc.*                             2,050        60,434
Laidlaw International, Inc.*                                 2,400        31,104
UTI Worldwide, Inc.                                            400        21,076
                                                                     -----------
TOTAL COMMON STOCKS
   (Cost $27,746,778)                                                 29,958,379
                                                                     -----------

                                                              FACE
                                                            AMOUNT
                                                       -----------
REPURCHASE AGREEMENTS 0.8%
Repurchase Agreement (Note 5)
   1.00% due 07/01/04                                  $   267,880       267,880
                                                                     -----------
TOTAL REPURCHASE AGREEMENTS
   (Cost $267,880)                                                       267,880
                                                                     -----------
SECURITIES LENDING COLLATERAL 6.8%
Investment in Securities Lending Short Term
   Investment Portfolio held by U.S.
   Bank (Note 9)                                         2,191,006     2,191,006
                                                                     -----------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $2,191,006)                                                   2,191,006
                                                                     -----------
TOTAL INVESTMENTS 100%
   (Cost $30,205,664)                                                $32,417,265
                                                                     ===========

*NON-INCOME PRODUCING SECURITIES.

+ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT JUNE 30, 2004 - SEE NOTE 9.

ADR--AMERICAN DEPOSITORY RECEIPT.

                                              See Notes to Financial Statements.


106 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2004
--------------------------------------------------------------------------------
   UTILITIES FUND
--------------------------------------------------------------------------------

                                                                          MARKET
                                                                           VALUE
                                                           SHARES       (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCKS 83.2%
PG&E Corp.*+                                                6,100     $  170,434
Edison International+                                       6,453        165,003
Sempra Energy                                               4,663        160,547
Consolidated Edison, Inc.+                                  4,023        159,954
Ameren Corp.+                                               3,515        151,004
DTE Energy Co.                                              3,683        149,309
Xcel Energy, Inc.+                                          8,742        146,079
Constellation Energy Group, Inc.                            3,837        145,422
Public Service Enterprise Group, Inc.+                      3,525        141,106
Oneok, Inc.+                                                5,940        130,621
Energy East Corp.                                           5,330        129,252
Alliant Energy Corp.                                        4,762        124,193
Pepco Holdings, Inc.+                                       6,710        122,659
Allegheny Energy, Inc.*+                                    7,880        121,431
Southern Union Co.*                                         5,380        113,410
TECO Energy, Inc.                                           9,400        112,706
Piedmont Natural Gas Co.+                                   2,625        112,088
WPS Resources Corp.                                         2,380        110,313
Great Plains Energy, Inc.                                   3,710        110,187
Westar Energy, Inc.                                         5,520        109,903
NSTAR                                                       2,290        109,645
Williams Cos., Inc.                                         9,144        108,814
PNM Resources, Inc.                                         5,180        107,589
SCANA Corp.+                                                2,950        107,292
Atmos Energy Corp.                                          4,122        105,523
Avista Corp.                                                5,717        105,307
Idacorp, Inc.                                               3,829        103,383
Southwest Gas Corp.                                         4,210        101,587
Unisource Energy Corp.                                      4,030        100,146
CH Energy Group, Inc.                                       2,130         98,917
Laclede Group, Inc.                                         3,212         88,041
Cascade Natural Gas Corp.                                   3,925         86,625
El Paso Corp.+                                             10,770         84,868
Exelon Corp.                                                2,366         78,764
Dynegy, Inc. -- Class A*+                                  17,220         73,357
Southern Co.                                                2,368         69,027
Dominion Resources, Inc./VA                                 1,064         67,117
TXU Corp.                                                   1,361         55,134
Duke Energy Corp.+                                          2,709         54,966
Kinder Morgan, Inc.+                                          815         48,334
Aqua America, Inc.                                          2,180         43,709
FirstEnergy Corp.+                                          1,014         37,934
American Electric Power Co., Inc.                           1,145         36,640
Entergy Corp.                                                 640         35,846
FPL Group, Inc.+                                              537         34,341
Northwest Natural Gas Co.                                   1,084         33,062
CenterPoint Energy, Inc.+                                   2,857         32,856
Energen Corp.                                                 660         31,673
El Paso Electric Co.*                                       1,887         29,135
Progress Energy, Inc.+                                        571         25,153
MDU Resources Group, Inc.                                     729         17,518
PPL Corp.                                                     246         11,291
AES Corp.*                                                    790          7,845
Cinergy Corp.                                                 139          5,282
                                                                      ----------
TOTAL COMMON STOCKS
(Cost $4,327,272)                                                      4,822,342
                                                                      ----------

                                                             FACE
                                                           AMOUNT
                                                          -------
REPURCHASE AGREEMENTS 0.7%
Repurchase Agreement (Note 5)
   1.00% due 07/01/04                                    $ 39,226         39,226
                                                                      ----------
TOTAL REPURCHASE AGREEMENTS
   (Cost $39,226)                                                         39,226
                                                                      ----------
SECURITIES LENDING COLLATERAL 16.1%
Investment in Securities Lending Short Term
   Investment Portfolio held by U.S.
   Bank (Note 9)                                          933,500        933,500
                                                                      ----------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $933,500)                                                       933,500
                                                                      ----------
TOTAL INVESTMENTS 100%
   (Cost $5,299,998)                                                  $5,795,068
                                                                      ==========

*NON-INCOME PRODUCING SECURITIES.

+ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT JUNE 30, 2004 - SEE NOTE 9.

See Notes to Financial Statements.


                               THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 107

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   NOVA          URSA            OTC        ARKTOS
                                                                   FUND          FUND           FUND          FUND
------------------------------------------------------------------------------------------------------------------
ASSETS
Securities at Value* (Notes 1,2,5 and 9)                   $148,868,974   $22,678,393   $248,810,209   $34,577,033
Segregated Cash with Broker                                   6,959,250     1,343,400      1,830,000     1,394,962
Cash in Custodian Bank                                               --            --             --            --
Receivable for Equity Index Swap Settlement (Note 1)                 --            --             --            --
Receivable for Futures Contracts Settlement (Note 1)            565,500            --        164,700            --
Receivable for Securities Sold (Note 1)                              --            --             --            --
Receivable for Shares Purchased                               3,853,261       108,042      5,882,507       530,773
Investment Income Receivable (Note 1)                           105,988           445          3,891           790
------------------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                             160,352,973    24,130,280    256,691,307    36,503,558
==================================================================================================================

LIABILITIES
Short Sale at Market Value                                           --            --             --            --
Payable to Cover Short Sale                                          --            --             --            --
Payable for Equity Index Swap Settlement (Note 1)                    --            --             --     2,890,376
Payable for Futures Contracts Settlement (Note 1)                    --       109,200             --       125,512
Payable upon Return of Securities Loaned (Note 9)            11,540,975            --     65,059,760            --
Payable for Securities Purchased (Note 1)                     4,832,714            --      5,044,440            --
Liability for Shares Redeemed                                   745,739     1,451,144        969,803       853,212
Investment Advisory Fee Payable (Note 3)                         56,591        20,653         86,047        34,418
Transfer Agent Fee Payable (Note 3)                              18,864         5,737         28,682         9,560
Distribution and Service Fee Payable (Note 3)                    18,864         5,737         28,682         9,560
Portfolio Accounting Fee Payable (Note 3)                         7,546         2,295         11,473         3,824
Custody Fees Payable                                              2,113           643          3,213         1,071
Interest Payable                                                     --            --             --            --
Cash Payable to Custodian Bank                                       --            --             --            --
Dividends Payable                                                    --            --             --            --
Other Liabilities                                                49,561        22,275         86,870        27,313
------------------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                         17,272,967     1,617,684     71,318,970     3,954,846
------------------------------------------------------------------------------------------------------------------
NET ASSETS (NOTE 8)                                        $143,080,006   $22,512,596   $185,372,337   $32,548,712
==================================================================================================================
Shares Outstanding                                           18,912,448     4,066,004     13,684,973     1,420,723
Net Asset Value Per Share                                  $       7.57   $      5.54   $      13.55   $     22.91

*    THE COST OF SECURITIES AT VALUE IS $142,056,347, $22,680,008, $201,850,863,
     $34,578,458, $36,922,471, $38,538,447, $44,028,387, $1,476,032,
     $110,823,984, $18,567,447, $27,100,329, AND $88,686,652, RESPECTIVELY.

                                              See Notes to Financial Statements.


108 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

                                                                   June 30, 2004
--------------------------------------------------------------------------------

                                                                                                         INVERSE
                                                             TITAN 500   VELOCITY 100        MEDIUS      MID-CAP
                                                                  FUND           FUND          FUND         FUND
----------------------------------------------------------------------------------------------------------------
ASSETS
Securities at Value* (Notes 1,2,5 and 9)                   $38,315,790    $41,416,217   $45,324,410   $1,476,032
Segregated Cash with Broker                                  2,211,925        510,000     2,716,000       42,000
Cash in Custodian Bank                                              --             --            --           --
Receivable for Equity Index Swap Settlement (Note 1)                --        638,574       264,232           --
Receivable for Futures Contracts Settlement (Note 1)           179,536         45,919       113,118           --
Receivable for Securities Sold (Note 1)                             --             --     1,033,925           --
Receivable for Shares Purchased                              2,999,431        423,603     9,190,870           --
Investment Income Receivable (Note 1)                           22,241            870        15,377           19
----------------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                             43,728,923     43,035,183    58,657,932    1,518,051
================================================================================================================

LIABILITIES
Short Sale at Market Value                                          --             --            --           --
Payable to Cover Short Sale                                         --             --            --           --
Payable for Equity Index Swap Settlement (Note 1)                   --             --            --        7,158
Payable for Futures Contracts Settlement (Note 1)                   --             --            --        7,125
Payable upon Return of Securities Loaned (Note 9)            2,553,907      5,375,579     4,213,341           --
Payable for Securities Purchased (Note 1)                    6,302,040             --     3,221,326           --
Liability for Shares Redeemed                                   41,127      1,711,674            --          775
Investment Advisory Fee Payable (Note 3)                        23,774         24,473        24,720        1,456
Transfer Agent Fee Payable (Note 3)                              6,604          6,798         6,867          405
Distribution and Service Fee Payable (Note 3)                    6,604          6,798         6,867          405
Portfolio Accounting Fee Payable (Note 3)                        2,642          2,719         2,747          162
Custody Fees Payable                                               740            804           772           45
Interest Payable                                                    --             --            --           --
Cash Payable to Custodian Bank                                      --            129            --           --
Dividends Payable                                                   --             --            --           --
Other Liabilities                                               18,654         19,129        17,867          311
----------------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                         8,956,092      7,148,103     7,494,507       17,842
----------------------------------------------------------------------------------------------------------------
NET ASSETS (NOTE 8)                                        $34,772,831    $35,887,080   $51,163,425   $1,500,209
================================================================================================================
Shares Outstanding                                           1,538,437      1,593,201     1,921,008       31,137
Net Asset Value Per Share                                  $     22.60    $     22.53   $     26.63   $    48.18

                                                                              INVERSE          U.S.
                                                                 MEKROS     SMALL-CAP    GOVERNMENT           Juno
                                                                   FUND          FUND     BOND FUND           Fund
------------------------------------------------------------------------------------------------------------------
ASSETS
Securities at Value* (Notes 1,2,5 and 9)                   $113,714,366   $18,567,447   $27,527,099   $ 88,679,991
Segregated Cash with Broker                                   5,959,870     1,226,400       454,400        218,523
Cash in Custodian Bank                                               --     1,072,500            --             --
Receivable for Equity Index Swap Settlement (Note 1)          2,139,920            --            --             --
Receivable for Futures Contracts Settlement (Note 1)            230,259            --       337,488             --
Receivable for Securities Sold (Note 1)                              --            --            --     38,589,344
Receivable for Shares Purchased                               4,654,965            --       972,082         33,810
Investment Income Receivable (Note 1)                            28,370           305       178,115          1,530
------------------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                             126,727,750    20,866,652    29,469,184    127,523,198
==================================================================================================================

LIABILITIES
Short Sale at Market Value                                           --            --            --     36,156,180
Payable to Cover Short Sale                                          --            --            --         28,188
Payable for Equity Index Swap Settlement (Note 1)                    --       301,072            --             --
Payable for Futures Contracts Settlement (Note 1)                    --        44,730            --        172,188
Payable upon Return of Securities Loaned (Note 9)             3,364,645            --            --             --
Payable for Securities Purchased (Note 1)                            --            --        25,779             --
Liability for Shares Redeemed                                   591,304        61,014     3,097,618      1,052,754
Investment Advisory Fee Payable (Note 3)                         47,112        16,651        10,577         66,464
Transfer Agent Fee Payable (Note 3)                              13,087         4,625         4,231         18,462
Distribution and Service Fee Payable (Note 3)                    13,087         4,625         5,288         18,462
Portfolio Accounting Fee Payable (Note 3)                         5,235         1,850         2,115          7,385
Custody Fees Payable                                              1,465           518           592          2,077
Interest Payable                                                     --            --            --        723,529
Cash Payable to Custodian Bank                                       --            --            --     40,504,906
Dividends Payable                                                    --            --            80             --
Other Liabilities                                                42,506         3,681        30,892         26,855
------------------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                          4,078,441       438,766     3,177,172     78,777,450
------------------------------------------------------------------------------------------------------------------
NET ASSETS (NOTE 8)                                        $122,649,309   $20,427,886   $26,292,012   $ 48,745,748
==================================================================================================================
Shares Outstanding                                            3,782,385       428,784     2,343,120      2,003,553
Net Asset Value Per Share                                  $      32.43   $     47.64   $     11.22   $      24.33


                               THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 109

--------------------------------------------------------------------------------

                                                                                            LONG      INVERSE
                                                            LARGE-CAP     LARGE-CAP      DYNAMIC      DYNAMIC
                                                               EUROPE         JAPAN       DOW 30       DOW 30
                                                                 FUND          FUND         FUND         FUND
-------------------------------------------------------------------------------------------------------------
ASSETS
Securities at Value* (Notes 1,2,5 and 9)                   $8,152,354   $23,851,195   $2,267,215   $1,134,214
Segregated Cash with Broker                                     7,200       160,550       86,000      227,716
Cash in Custodian Bank                                             --            --           --           --
Receivable for Equity Index Swap Settlement (Note 1)               --       614,617        2,415           --
Receivable for Futures Contracts Settlement (Note 1)            4,200           100        5,427           --
Receivable for Securities Sold (Note 1)                            --            --           --           --
Receivable for Shares Purchased                             1,226,914     2,268,630           --           --
Investment Income Receivable (Note 1)                             184           541        1,137           16
Other Assets                                                       --            --           --           --
-------------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                             9,390,852    26,895,633    2,362,194    1,361,946
=============================================================================================================

LIABILITIES
Payable for Equity Index Swap Settlement (Note 1)             140,173            --           --       15,978
Payable for Futures Contracts Settlement (Note 1)                  --            --           --        1,627
Payable upon Return of Securities Loaned (Note 9)                  --            --           --           --
Payable for Securities Purchased (Note 1)                          --            --           --           --
Liability for Shares Redeemed                                  15,063             6      104,078       21,560
Investment Advisory Fee Payable (Note 3)                        6,450         8,418        1,634        1,758
Transfer Agent Fee Payable (Note 3)                             1,792         2,338          454          488
Distribution and Service Fee Payable (Note 3)                   1,792         2,338          454          488
Portfolio Accounting Fee Payable (Note 3)                         717           935          182          195
Custody Fees Payable                                              200           262           50           55
Cash Payable to Custodian Bank                                     --            --           --           --
Other Liabilities                                               4,216        14,307          425          349
-------------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                          170,403        28,604      107,277       42,498
-------------------------------------------------------------------------------------------------------------
NET ASSETS (NOTE 8)                                        $9,220,449   $26,867,029   $2,254,917   $1,319,448
=============================================================================================================
Shares Outstanding                                            413,035       981,384       88,066       27,284
Net Asset Value Per Share                                  $    22.32   $     27.38   $    25.60   $    48.36

*    THE COST OF SECURITIES AT VALUE IS $8,152,354, $23,851,195, $2,229,211,
     $1,134,214, $20,246,696, $10,903,846, $4,664,121, $19,478,023, $11,795,933,
     $2,384,518, $36,893,567, AND $296,373,192, RESPECTIVELY.

                                              See Notes to Financial Statements.


110 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

                                                                   June 30, 2004
--------------------------------------------------------------------------------


                                                             SMALL-CAP       MID-CAP    LARGE-CAP     SMALL-CAP
                                                                 VALUE         VALUE        VALUE        GROWTH
                                                                  FUND          FUND         FUND          FUND
---------------------------------------------------------------------------------------------------------------
ASSETS
Securities at Value* (Notes 1,2,5 and 9)                   $21,141,251   $11,243,818   $4,813,468   $20,278,988
Segregated Cash with Broker                                         --            --           --            --
Cash in Custodian Bank                                              --            --           --           157
Receivable for Equity Index Swap Settlement (Note 1)                --            --           --            --
Receivable for Futures Contracts Settlement (Note 1)                --            --           --            --
Receivable for Securities Sold (Note 1)                          6,494       239,502           --       285,898
Receivable for Shares Purchased                              1,724,831     1,095,989      698,706     1,171,063
Investment Income Receivable (Note 1)                           11,443         9,024        3,253         8,147
Other Assets                                                        --            --           --            --
---------------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                             22,884,019    12,588,333    5,515,427    21,744,253
===============================================================================================================

LIABILITIES
Payable for Equity Index Swap Settlement (Note 1)                   --            --           --            --
Payable for Futures Contracts Settlement (Note 1)                   --            --           --            --
Payable upon Return of Securities Loaned (Note 9)                   --            --           --            --
Payable for Securities Purchased (Note 1)                    1,694,838     1,323,250      684,024     1,436,509
Liability for Shares Redeemed                                       66            91          178            53
Investment Advisory Fee Payable (Note 3)                         8,175         5,247        2,202         8,574
Transfer Agent Fee Payable (Note 3)                              2,725         1,749          734         2,858
Distribution and Service Fee Payable (Note 3)                    2,725         1,749          734         2,858
Portfolio Accounting Fee Payable (Note 3)                        1,090           700          294         1,143
Custody Fees Payable                                               305           196           82           320
Cash Payable to Custodian Bank                                      --            --           --            --
Other Liabilities                                                1,485         1,169          497         1,874
---------------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                         1,711,409     1,334,151      688,745     1,454,189
---------------------------------------------------------------------------------------------------------------
NET ASSETS (NOTE 8)                                        $21,172,610   $11,254,182   $4,826,682   $20,290,064
===============================================================================================================
Shares Outstanding                                             799,343       432,852      189,197       762,318
Net Asset Value Per Share                                  $     26.49   $     26.00   $    25.51   $     26.62

                                                                                                            U.S.
                                                               MID-CAP    LARGE-CAP        SECTOR     GOVERNMENT
                                                                GROWTH       GROWTH      ROTATION         MOONEY
                                                                  FUND         FUND          FUND    MARKET FUND
----------------------------------------------------------------------------------------------------------------
ASSETS
Securities at Value* (Notes 1,2,5 and 9)                   $11,950,422   $2,471,060   $38,931,010   $296,373,192
Segregated Cash with Broker                                         --           --            --             --
Cash in Custodian Bank                                              --           --            --             --
Receivable for Equity Index Swap Settlement (Note 1)                --           --            --             --
Receivable for Futures Contracts Settlement (Note 1)                --           --            --             --
Receivable for Securities Sold (Note 1)                        362,887           --            --             --
Receivable for Shares Purchased                                435,001        2,755       196,322      6,410,689
Investment Income Receivable (Note 1)                            1,892       14,695        26,112          3,745
Other Assets                                                        --           --            --          4,200
----------------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                             12,750,202    2,488,510    39,153,444    302,791,826
================================================================================================================

LIABILITIES
Payable for Equity Index Swap Settlement (Note 1)                   --           --            --             --
Payable for Futures Contracts Settlement (Note 1)                   --           --            --             --
Payable upon Return of Securities Loaned (Note 9)                   --           --     7,213,921             --
Payable for Securities Purchased (Note 1)                      684,963        6,834            --             --
Liability for Shares Redeemed                                   11,215          664        15,571      6,893,598
Investment Advisory Fee Payable (Note 3)                         2,713        6,656        20,444        148,112
Transfer Agent Fee Payable (Note 3)                                904        2,219         5,679         59,245
Distribution and Service Fee Payable (Note 3)                      904        2,219         5,679         27,501
Portfolio Accounting Fee Payable (Note 3)                          362          887         2,272         27,340
Custody Fees Payable                                               102          248           636          8,294
Cash Payable to Custodian Bank                                      --           --            --      1,931,065
Other Liabilities                                                  613        1,377        13,258        191,835
----------------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                           701,776       21,104     7,277,460      9,286,990
----------------------------------------------------------------------------------------------------------------
NET ASSETS (NOTE 8)                                        $12,048,426   $2,467,406   $31,875,984   $293,504,836
================================================================================================================
Shares Outstanding                                             472,518       96,758     3,145,550    293,518,497
Net Asset Value Per Share                                  $     25.50   $    25.50   $     10.13   $       1.00


                               THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 111

--------------------------------------------------------------------------------

                                                                            BASIC          BIO-      CONSUMER
                                                            BANKING     MATERIALS    TECHNOLOGY      PRODUCTS
                                                               FUND          FUND          FUND          FUND
-------------------------------------------------------------------------------------------------------------
ASSETS
Securities at Value* (Notes 1,2,5 and 9)                $14,310,636   $25,549,720   $26,531,259   $44,483,073
Receivable for Securities Sold (Note 1)                          --        47,516         9,671            --
Receivable for Shares Purchased                             206,190       386,464       434,923       299,179
Investment Income Receivable (Note 1)                        16,825        17,145         6,998        86,802
-------------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                          14,533,651    26,000,845    26,982,851    44,869,054
=============================================================================================================

LIABILITIES
Payable upon Return of Securities Loaned (Note 9)         1,748,039     2,892,286     5,339,484     4,595,985
Payable for Securities Purchased (Note 1)                   199,491       866,363       428,886       199,096
Liability for Shares Redeemed                                10,719           301            26        93,067
Investment Advisory Fee Payable (Note 3)                      9,903        11,928        15,149        27,848
Transfer Agent Fee Payable (Note 3)                           2,913         3,508         4,456         8,191
Distribution and Service Fee Payable (Note 3)                 2,913         3,508         4,456         8,191
Portfolio Accounting Fee Payable (Note 3)                     1,165         1,403         1,782         3,276
Custody Fees Payable                                            326           559           638           917
Other Liabilities                                             9,184        13,613        12,097        13,053
-------------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                      1,984,653     3,793,469     5,806,974     4,949,624
-------------------------------------------------------------------------------------------------------------
NET ASSETS (NOTE 8)                                     $12,548,998   $22,207,376   $21,175,877   $39,919,430
=============================================================================================================
Shares Outstanding                                          375,137       760,839     1,089,082     1,237,280
Net Asset Value Per Share                               $     33.45   $     29.19   $     19.44   $     32.26

*    THE COST OF SECURITIES AT VALUE IS $13,340,226, $22,956,521, $22,873,197,
     $42,334,953, $6,206,472, $60,022,892, $17,849,633, $25,828,126,
     $54,385,186, $38,232,109, $18,471,502, AND $33,214,373, RESPECTIVELY.

                                              See Notes to Financial Statements.


112 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

                                                                   June 30, 2004
--------------------------------------------------------------------------------

                                                                                         ENERGY     FINANCIAL
                                                        ELECTRONICS        ENERGY      SERVICES      SERVICES
                                                               FUND          FUND          FUND          FUND
-------------------------------------------------------------------------------------------------------------
ASSETS
Securities at Value* (Notes 1,2,5 and 9)                 $7,628,412   $65,670,038   $19,955,221   $27,202,995
Receivable for Securities Sold (Note 1)                     200,847            --            --            --
Receivable for Shares Purchased                              17,609     1,220,358        48,441       334,812
Investment Income Receivable (Note 1)                           234        35,785         3,862        38,126
-------------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                           7,847,102    66,926,181    20,007,524    27,575,933
=============================================================================================================

LIABILITIES
Payable upon Return of Securities Loaned (Note 9)         1,150,736    10,334,827     2,981,255     2,856,747
Payable for Securities Purchased (Note 1)                        --     1,244,907            --       357,783
Liability for Shares Redeemed                               208,166       110,518        35,154        15,751
Investment Advisory Fee Payable (Note 3)                      3,963        33,280         9,166        16,918
Transfer Agent Fee Payable (Note 3)                           1,165         9,788         2,696         4,976
Distribution and Service Fee Payable (Note 3)                 1,165         9,788         2,696         4,976
Portfolio Accounting Fee Payable (Note 3)                       466         3,915         1,078         1,990
Custody Fees Payable                                            141         1,139           305           557
Other Liabilities                                             7,644        18,433         7,503        12,733
-------------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                      1,373,446    11,766,595     3,039,853     3,272,431
-------------------------------------------------------------------------------------------------------------
NET ASSETS (NOTE 8)                                      $6,473,656   $55,159,586   $16,967,671   $24,303,502
=============================================================================================================
Shares Outstanding                                          426,193     2,151,991       949,537       898,098
Net Asset Value Per Share                                $    15.19   $     25.63   $     17.87   $     27.06

                                                             HEALTH                                  PRECIOUS
                                                               CARE      INTERNET       LEISURE        METALS
                                                               FUND          FUND          FUND          FUND
-------------------------------------------------------------------------------------------------------------
ASSETS
Securities at Value* (Notes 1,2,5 and 9)                $57,123,206   $44,705,990   $20,274,874   $39,107,643
Receivable for Securities Sold (Note 1)                          --            --     4,461,142            --
Receivable for Shares Purchased                              16,842       842,831         5,258       316,081
Investment Income Receivable (Note 1)                        30,500            11         9,371            11
-------------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                          57,170,548    45,548,832    24,750,645    39,423,735
=============================================================================================================

LIABILITIES
Payable upon Return of Securities Loaned (Note 9)        10,581,251     9,779,190     3,963,667     9,822,976
Payable for Securities Purchased (Note 1)                        --       857,006            --       174,015
Liability for Shares Redeemed                               145,856        27,165     4,716,290        55,833
Investment Advisory Fee Payable (Note 3)                     25,520        20,746        16,097        15,974
Transfer Agent Fee Payable (Note 3)                           7,506         6,102         4,734         5,325
Distribution and Service Fee Payable (Note 3)                 7,506         6,102         4,734         5,325
Portfolio Accounting Fee Payable (Note 3)                     3,002         2,441         1,894         2,130
Custody Fees Payable                                            840           696           531           596
Other Liabilities                                            17,330        13,778        13,207        21,706
-------------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                     10,788,811    10,713,226     8,721,154    10,103,880
-------------------------------------------------------------------------------------------------------------
NET ASSETS (NOTE 8)                                     $46,381,737   $34,835,606   $16,029,491   $29,319,855
=============================================================================================================
Shares Outstanding                                        1,827,967     2,155,491       725,630     3,720,867
Net Asset Value Per Share                               $     25.37   $     16.16   $     22.09   $      7.88


                               THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 113

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

                                                              REAL                                  TELECOM-
                                                            ESTATE     RETAILING    TECHNOLOGY   MUNICATIONS
                                                              FUND          FUND          FUND          FUND
-------------------------------------------------------------------------------------------------------------
ASSETS
Securities at Value* (Notes 1,2,5 and 9)                $8,370,368   $26,510,836   $21,220,158   $16,327,052
Receivable for Securities Sold (Note 1)                    356,450            --            --            --
Receivable for Shares Purchased                             34,279       228,003       285,189       225,675
Investment Income Receivable (Note 1)                       76,049         9,043         3,374        16,908
-------------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                          8,837,146    26,747,882    21,508,721    16,569,635
=============================================================================================================

LIABILITIES
Payable upon Return of Securities Loaned (Note 9)           82,803     4,883,858     3,935,273     3,589,887
Payable for Securities Purchased (Note 1)                       --       169,224       220,854       161,005
Liability for Shares Redeemed                              466,018        16,556        45,270        24,674
Investment Advisory Fee Payable (Note 3)                     9,278        15,642        11,198         7,938
Transfer Agent Fee Payable (Note 3)                          2,729         4,601         3,294         2,335
Distribution and Service Fee Payable (Note 3)                2,729         4,601         3,294         2,335
Portfolio Accounting Fee Payable (Note 3)                    1,092         1,840         1,317           934
Custody Fees Payable                                           306           515           369           287
Other Liabilities                                           10,223        10,129        12,495         9,287
-------------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                       575,178     5,106,966     4,233,364     3,798,682
-------------------------------------------------------------------------------------------------------------
NET ASSETS (NOTE 8)                                     $8,261,968   $21,640,916   $17,275,357   $12,770,953
=============================================================================================================
Shares Outstanding                                         259,506       797,499     1,153,251       661,821
Net Asset Value Per Share                               $    31.84   $     27.14   $     14.98   $     19.30

*    THE COST OF SECURITIES AT VALUE IS $6,951,963, $23,874,579, $18,524,186,
     $13,609,015, $30,205,664, AND $5,299,998, RESPECTIVELY.

                                              See Notes to Financial Statements.


114 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

                                                                   June 30, 2004
--------------------------------------------------------------------------------

                                                        TRANSPORTATION    UTILITIES
                                                                  FUND         FUND
-----------------------------------------------------------------------------------
ASSETS
Securities at Value* (Notes 1,2,5 and 9)                   $32,417,265   $5,795,068
Receivable for Securities Sold (Note 1)                             --           --
Receivable for Shares Purchased                              4,833,678           --
Investment Income Receivable (Note 1)                            8,709       10,258
-----------------------------------------------------------------------------------
   TOTAL ASSETS                                             37,259,652    5,805,326
===================================================================================

LIABILITIES
Payable upon Return of Securities Loaned (Note 9)            2,191,006      933,500
Payable for Securities Purchased (Note 1)                    4,795,547           --
Liability for Shares Redeemed                                  114,750       12,561
Investment Advisory Fee Payable (Note 3)                        11,127        2,981
Transfer Agent Fee Payable (Note 3)                              3,273          877
Distribution and Service Fee Payable (Note 3)                    3,273          877
Portfolio Accounting Fee Payable (Note 3)                        1,309          351
Custody Fees Payable                                               366           98
Other Liabilities                                                5,442        6,126
-----------------------------------------------------------------------------------
   TOTAL LIABILITIES                                         7,126,093      957,371
-----------------------------------------------------------------------------------
NET ASSETS (NOTE 8)                                        $30,133,559   $4,847,955
===================================================================================
Shares Outstanding                                           1,095,691      312,256
Net Asset Value Per Share                                  $     27.50   $    15.53


                               THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 115

STATEMENTS OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                 NOVA          URSA           OTC        ARKTOS
                                                                 FUND          FUND          FUND          FUND
---------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Interest (Note 1)                                       $   65,281   $   154,976   $    30,562   $   209,255
   Interest from Securities Lending, net (Note 9)               2,930            --        10,356            --
   Interest Related to Securities Sold Short                       --            --            --            --
   Dividends, Net of Foreign Tax Withheld* (Note 1)           609,630            --       136,062            --
---------------------------------------------------------------------------------------------------------------
      Total Income                                            677,841       154,976       176,980       209,255
---------------------------------------------------------------------------------------------------------------

EXPENSES
   Advisory Fees (Note 3)                                     326,347       151,238       509,310       197,421
   Transfer Agent and Administrative Fees (Note 3)            108,782        42,011       169,770        54,828
   Audit and Outside Services (Note 1)                         18,562        10,123        38,874        10,880
   Accounting Fees (Note 3)                                    43,513        16,804        67,908        21,931
   Trustees' Fees                                               1,815           862         3,515         1,001
   Service Fees (Note 3)                                      108,782        42,011       169,770        54,828
   Custodian Fees                                              11,224         4,248        17,267         5,890
   Miscellaneous                                               41,885        11,544        52,433        17,621
---------------------------------------------------------------------------------------------------------------
      Total Expenses                                          660,910       278,841     1,028,847       364,400
---------------------------------------------------------------------------------------------------------------
   Net Investment Income (Loss)                                16,931      (123,865)     (851,867)     (155,145)
===============================================================================================================

REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
   Investment Securities                                    2,343,524      (236,940)   (1,333,344)       (8,780)
   Equity Index Swaps                                              --            --            --    (3,776,021)
   Futures Contracts                                        1,481,616    (2,314,898)      352,644    (1,568,641)
   Securities Sold Short                                           --            --            --            --
---------------------------------------------------------------------------------------------------------------
      Total Net Realized Gain (Loss)                        3,825,140    (2,551,838)     (980,700)   (5,353,442)
---------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:
   Investment Securities                                      338,371       130,650     2,298,997           605
   Equity Index Swaps                                              --            --            --       509,069
   Futures Contracts                                         (871,507)       62,449       (51,394)     (297,798)
   Securities Sold Short                                           --            --            --            --
---------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)         (533,136)      193,099     2,247,603       211,876
---------------------------------------------------------------------------------------------------------------
   Net Gain (Loss) on Investments                           3,292,004    (2,358,739)    1,266,903    (5,141,566)
---------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS      $3,308,935   $(2,482,604)  $   415,036   $(5,296,711)
===============================================================================================================

*    NET OF FOREIGN TAX WITHHELD OF $0, $0, $908, $0, $0, $175, $0, $0, $15, $0,
     $0, AND $0, RESPECTIVELY.

**   SINCE THE COMMENCEMENT OF OPERATIONS: MAY 3, 2004.

                                              See Notes to Financial Statements.


116 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

                                                      Period Ended June 30, 2004
--------------------------------------------------------------------------------

                                                                                                     INVERSE
                                                            TITAN 500   VELOCITY 100       MEDIUS    MID-CAP
                                                                 FUND           FUND         FUND     FUND**
------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Interest (Note 1)                                       $   25,350   $    54,989    $  37,848   $   2,440
   Interest from Securities Lending, net (Note 9)                 225           482          232          --
   Interest Related to Securities Sold Short                       --            --           --          --
   Dividends, Net of Foreign Tax Withheld* (Note 1)           218,295        22,405      157,265          --
------------------------------------------------------------------------------------------------------------
      Total Income                                            243,870        77,876      195,345       2,440
------------------------------------------------------------------------------------------------------------

EXPENSES
   Advisory Fees (Note 3)                                     150,014       149,501      142,329       2,607
   Transfer Agent and Administrative Fees (Note 3)             41,671        41,528       39,536         724
   Audit and Outside Services (Note 1)                          6,631         7,186        7,125          --
   Accounting Fees (Note 3)                                    16,668        16,611       15,814         290
   Trustees' Fees                                                 658           706          685          --
   Service Fees (Note 3)                                       41,671        41,528       39,536         724
   Custodian Fees                                               4,527         5,728        4,145          76
   Miscellaneous                                               16,141        15,387       15,554         334
------------------------------------------------------------------------------------------------------------
      Total Expenses                                          277,981       278,175      264,724       4,755
------------------------------------------------------------------------------------------------------------
   Net Investment Income (Loss)                               (34,111)     (200,299)     (69,379)     (2,315)
============================================================================================================

REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
   Investment Securities                                      528,924      (837,596)     322,789      (2,649)
   Equity Index Swaps                                              --    (1,000,891)     (71,166)         --
   Futures Contracts                                        1,596,291       759,670      296,003     (99,386)
   Securities Sold Short                                           --            --           --          --
------------------------------------------------------------------------------------------------------------
      Total Net Realized Gain (Loss)                        2,125,215    (1,078,817)     547,626    (102,035)
------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:
   Investment Securities                                      110,859       680,737      110,720          --
   Equity Index Swaps                                              --      (741,498)     335,398      (7,159)
   Futures Contracts                                         (488,833)      (87,380)    (179,168)    (19,287)
   Securities Sold Short                                           --            --           --          --
------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)         (377,974)     (148,141)     266,950     (26,446)
------------------------------------------------------------------------------------------------------------
   Net Gain (Loss) on Investments                           1,747,241    (1,226,958)     814,576    (128,481)
------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS      $1,713,130   $(1,427,257)   $ 745,197   $(130,796)
============================================================================================================

                                                                             INVERSE          U.S.
                                                                MEKROS     SMALL-CAP    GOVERNMENT          JUNO
                                                                  FUND        FUND**     BOND FUND          FUND
----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Interest (Note 1)                                       $   118,083   $    31,314   $ 1,292,807   $   326,241
   Interest from Securities Lending, net (Note 9)                4,084            --            --            --
   Interest Related to Securities Sold Short                        --            --            --      (663,869)
   Dividends, Net of Foreign Tax Withheld* (Note 1)            325,258            --            --            --
----------------------------------------------------------------------------------------------------------------
      Total Income                                             447,425        31,314     1,292,807      (337,628)
----------------------------------------------------------------------------------------------------------------

EXPENSES
   Advisory Fees (Note 3)                                      342,210        30,641       143,834       207,567
   Transfer Agent and Administrative Fees (Note 3)              95,058         8,511        57,534        57,657
   Audit and Outside Services (Note 1)                          17,978            --        12,221         6,891
   Accounting Fees (Note 3)                                     38,023         3,405        28,767        23,063
   Trustees' Fees                                                1,755             4         1,278           658
   Service Fees (Note 3)                                        95,058         8,511        71,917        57,657
   Custodian Fees                                               10,258           894         8,370         5,934
   Miscellaneous                                                37,003         3,978        28,049        22,407
----------------------------------------------------------------------------------------------------------------
      Total Expenses                                           637,343        55,944       351,970       381,834
----------------------------------------------------------------------------------------------------------------
   Net Investment Income (Loss)                               (189,918)      (24,630)      940,837      (719,462)
================================================================================================================

REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
   Investment Securities                                    (4,462,390)       (1,701)     (633,632)      (17,853)
   Equity Index Swaps                                        1,442,269       (20,575)           --            --
   Futures Contracts                                        (2,339,340)   (1,065,020)   (4,217,722)   (2,793,522)
   Securities Sold Short                                            --            --            --      (928,565)
----------------------------------------------------------------------------------------------------------------
      Total Net Realized Gain (Loss)                        (5,359,461)   (1,087,296)   (4,851,354)   (3,739,940)
----------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:
   Investment Securities                                       597,846            --      (565,505)       (6,662)
   Equity Index Swaps                                        1,776,334      (280,497)           --            --
   Futures Contracts                                           720,592      (476,385)      345,857      (198,841)
   Securities Sold Short                                            --            --            --     2,433,164
----------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)         3,094,772      (756,882)     (219,648)    2,227,661
----------------------------------------------------------------------------------------------------------------
   Net Gain (Loss) on Investments                           (2,264,689)   (1,844,178)   (5,071,002)   (1,512,279)
----------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS      $(2,454,607)  $(1,868,808)  $(4,130,165)  $(2,231,741)
================================================================================================================


                               THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 117

--------------------------------------------------------------------------------

                                                                                           LONG     INVERSE
                                                             LARGE-CAP     LARGE-CAP    DYNAMIC     DYNAMIC
                                                                EUROPE         JAPAN     DOW 30      DOW 30
                                                                  FUND          FUND     FUND**      FUND**
-----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Interest (Note 1)                                       $   113,632   $   125,072   $  1,161   $   2,952
   Interest from Securities Lending, net (Note 9)                   --            --         --          --
   Dividends, Net of Foreign Tax Withheld* (Note 1)                 --            --      9,245          --
-----------------------------------------------------------------------------------------------------------
      Total Income                                             113,632       125,072     10,406       2,952
-----------------------------------------------------------------------------------------------------------

EXPENSES
   Advisory Fees (Note 3)                                      108,642       121,712      3,564       2,837
   Transfer Agent and Administrative Fees (Note 3)              30,178        33,809        990         788
   Audit and Outside Services (Note 1)                           6,326         4,699         --          --
   Accounting Fees (Note 3)                                     12,071        13,524        396         315
   Trustees' Fees                                                  618           555         --          --
   Service Fees (Note 3)                                        30,178        33,809        990         788
   Custodian Fees                                                3,134         3,431        103          84
   Miscellaneous                                                12,714        12,170        463         369
-----------------------------------------------------------------------------------------------------------
      Total Expenses                                           203,861       223,709      6,506       5,181
-----------------------------------------------------------------------------------------------------------
   Less Expenses Waived by Distributor                              --            --         --          --
-----------------------------------------------------------------------------------------------------------
      Total Waived Expenses                                         --            --         --          --
-----------------------------------------------------------------------------------------------------------
   Net Expenses                                                203,861       223,709      6,506       5,181
-----------------------------------------------------------------------------------------------------------
   Net Investment Income (Loss)                                (90,229)      (98,637)     3,900      (2,229)
===========================================================================================================

REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
   Investment Securities                                            --            --     28,537           2
   Equity Index Swaps                                       (1,134,147)   (4,224,603)    78,127    (126,210)
   Futures Contracts                                            44,949      (308,304)    16,103     113,995
-----------------------------------------------------------------------------------------------------------
      Total Net Realized Gain (Loss)                        (1,089,198)   (4,532,907)   122,767     (12,213)
-----------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:
   Investment Securities                                            --            --     38,004          --
   Equity Index Swaps                                       (1,546,681)      162,590      3,519     (10,062)
   Futures Contracts                                           (30,036)      (41,841)     2,770         529
-----------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)        (1,576,717)      120,749     44,293      (9,533)
-----------------------------------------------------------------------------------------------------------
   Net Gain (Loss) on Investments                           (2,665,915)   (4,412,158)   167,060     (21,746)
-----------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS      $(2,756,144)  $(4,510,795)  $170,960   $ (23,975)
===========================================================================================================

*    NET OF FOREIGN TAX WITHHELD OF $0, $0, $0, $0, $0, $0, $0, $0, $0, $0,
     $3,342, AND $0, RESPECTIVELY.

**   SINCE THE COMMENCEMENT OF OPERATIONS: MAY 3, 2004.

                                              See Notes to Financial Statements.


118 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

                                                      Period Ended June 30, 2004
--------------------------------------------------------------------------------


                                                           SMALL-CAP    MID-CAP   LARGE-CAP   SMALL-CAP
                                                               VALUE      VALUE       VALUE      GROWTH
                                                              FUND**     FUND**      FUND**      FUND**
-------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Interest (Note 1)                                        $    100   $    107    $    134   $     116
   Interest from Securities Lending, net (Note 9)                 --         --          --          --
   Dividends, Net of Foreign Tax Withheld* (Note 1)           20,689     17,954       8,737      10,114
-------------------------------------------------------------------------------------------------------
      Total Income                                            20,789     18,061       8,871      10,230
-------------------------------------------------------------------------------------------------------

EXPENSES
   Advisory Fees (Note 3)                                      9,642      7,919       3,363      12,693
   Transfer Agent and Administrative Fees (Note 3)             3,214      2,640       1,121       4,231
   Audit and Outside Services (Note 1)                            --         --          --          --
   Accounting Fees (Note 3)                                    1,286      1,056         448       1,692
   Trustees' Fees                                                  1          1          --           1
   Service Fees (Note 3)                                       3,214      2,640       1,121       4,231
   Custodian Fees                                                352        282         120         453
   Miscellaneous                                               1,522      1,237         527       1,978
-------------------------------------------------------------------------------------------------------
      Total Expenses                                          19,231     15,775       6,700      25,279
-------------------------------------------------------------------------------------------------------
   Less Expenses Waived by Distributor                            --         --          --          --
-------------------------------------------------------------------------------------------------------
      Total Waived Expenses                                       --         --          --          --
-------------------------------------------------------------------------------------------------------
   Net Expenses                                               19,231     15,775       6,700      25,279
-------------------------------------------------------------------------------------------------------
   Net Investment Income (Loss)                                1,558      2,286       2,171     (15,049)
=======================================================================================================

REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
   Investment Securities                                     (31,933)   355,658     (56,715)   (327,454)
   Equity Index Swaps                                             --         --          --          --
   Futures Contracts                                              --         --          --          --
-------------------------------------------------------------------------------------------------------
      Total Net Realized Gain (Loss)                         (31,933)   355,658     (56,715)   (327,454)
-------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:
   Investment Securities                                     894,555    339,972     149,347     800,965
   Equity Index Swaps                                             --         --          --          --
   Futures Contracts                                              --         --          --          --
-------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)         894,555    339,972     149,347     800,965
-------------------------------------------------------------------------------------------------------
   Net Gain (Loss) on Investments                            862,622    695,630      92,632     473,511
-------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS       $864,180   $697,916    $ 94,803   $ 458,462
=======================================================================================================

                                                                                                      U.S.
                                                            MID-CAP   LARGE-CAP       SECTOR    GOVERNMENT
                                                             GROWTH      GROWTH     ROTATION         MONEY
                                                             FUND**      FUND**         FUND   MARKET FUND
----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Interest (Note 1)                                       $     43   $      94   $   2,501     $1,506,585
   Interest from Securities Lending, net (Note 9)                --          --         519             --
   Dividends, Net of Foreign Tax Withheld* (Note 1)           3,448      24,866     108,242             --
----------------------------------------------------------------------------------------------------------
      Total Income                                            3,491      24,960     111,262      1,506,585
----------------------------------------------------------------------------------------------------------

EXPENSES
   Advisory Fees (Note 3)                                     4,162       9,121     103,836        741,958
   Transfer Agent and Administrative Fees (Note 3)            1,387       3,040      28,843        296,783
   Audit and Outside Services (Note 1)                           --          --       4,836         81,790
   Accounting Fees (Note 3)                                     555       1,216      11,537        141,491
   Trustees' Fees                                                --           1         474          7,294
   Service Fees (Note 3)                                      1,387       3,040      28,843        370,979
   Custodian Fees                                               148         328       3,815         37,623
   Miscellaneous                                                650       1,440      10,814        112,409
----------------------------------------------------------------------------------------------------------
      Total Expenses                                          8,289      18,186     192,998      1,790,327
----------------------------------------------------------------------------------------------------------
   Less Expenses Waived by Distributor                           --          --          --       (284,284)
----------------------------------------------------------------------------------------------------------
      Total Waived Expenses                                      --          --          --       (284,284)
----------------------------------------------------------------------------------------------------------
   Net Expenses                                               8,289      18,186     192,998      1,506,043
----------------------------------------------------------------------------------------------------------
   Net Investment Income (Loss)                              (4,798)      6,774     (81,736)           542
==========================================================================================================

REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
   Investment Securities                                    (70,998)   (283,752)    459,165             --
   Equity Index Swaps                                            --          --          --             --
   Futures Contracts                                             --          --          --             --
----------------------------------------------------------------------------------------------------------
      Total Net Realized Gain (Loss)                        (70,998)   (283,752)    459,165             --
----------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:
   Investment Securities                                    154,489      86,542    (526,376)            --
   Equity Index Swaps                                            --          --          --             --
   Futures Contracts                                             --          --          --             --
----------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)        154,489      86,542    (526,376)            --
----------------------------------------------------------------------------------------------------------
   Net Gain (Loss) on Investments                            83,491    (197,210)    (67,211)            --
----------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS      $ 78,693   $(190,436)  $(148,947)    $      542
==========================================================================================================


                               THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 119

--------------------------------------------------------------------------------

                                                                                    BASIC          BIO-     CONSUMER
                                                                     BANKING    MATERIALS    TECHNOLOGY     PRODUCTS
                                                                        FUND         FUND          FUND         FUND
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Interest (Note 1)                                               $     767   $    1,125   $     1,383   $    1,093
   Interest from Securities Lending, net (Note 9)                        552        1,121         2,807          897
   Dividends, Net of Foreign Tax Withheld* (Note 1)                  222,456      213,355         6,992      227,034
--------------------------------------------------------------------------------------------------------------------
      Total Income                                                   223,775      215,601        11,182      229,024
--------------------------------------------------------------------------------------------------------------------

EXPENSES
   Advisory Fees (Note 3)                                             70,182      103,048        92,248      104,221
   Transfer Agent and Administrative Fees (Note 3)                    20,642       30,308        27,132       30,653
   Audit and Outside Services (Note 1)                                 3,467        5,988         3,982        2,548
   Accounting Fees (Note 3)                                            8,257       12,123        10,853       12,261
   Trustees' Fees                                                        347          596           398          299
   Service Fees (Note 3)                                              20,642       30,308        27,132       30,653
   Custodian Fees                                                      2,109        3,244         3,286        3,267
   Miscellaneous                                                       7,949       11,413        10,588       12,903
--------------------------------------------------------------------------------------------------------------------
      Total Expenses                                                 133,595      197,028       175,619      196,805
--------------------------------------------------------------------------------------------------------------------
   Net Investment Income (Loss)                                       90,180       18,573      (164,437)      32,219
====================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
   Investment Securities                                              28,716    1,618,046    (2,293,027)     793,768
--------------------------------------------------------------------------------------------------------------------
      Total Net Realized Gain (Loss)                                  28,716    1,618,046    (2,293,027)     793,768
--------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:
   Investment Securities                                            (168,960)    (977,421)    1,624,069    1,100,265
--------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)                (168,960)    (977,421)    1,624,069    1,100,265
--------------------------------------------------------------------------------------------------------------------
   Net Gain (Loss) on Investments                                   (140,244)     640,625      (668,958)   1,894,033
--------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS              $ (50,064)  $  659,198   $  (833,395)  $1,926,252
====================================================================================================================

*    NET OF FOREIGN TAX WITHHELD OF $0, $0, $1,237, $0, $60, $21,352, $0, $234,
     $0, $0, $43, AND $6,693, RESPECTIVELY.

                                              See Notes to Financial Statements.


120 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

                                                      Period Ended June 30, 2004
--------------------------------------------------------------------------------

                                                                                                  ENERGY   FINANCIAL
                                                                   ELECTRONICS       ENERGY     SERVICES    SERVICES
                                                                          FUND         FUND         FUND        FUND
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Interest (Note 1)                                               $       634   $    1,519   $      832    $  1,047
   Interest from Securities Lending, net (Note 9)                        1,359        2,277          701         839
   Dividends, Net of Foreign Tax Withheld* (Note 1)                     10,964      329,771       31,116     256,807
--------------------------------------------------------------------------------------------------------------------
      Total Income                                                      12,957      333,567       32,649     258,693
--------------------------------------------------------------------------------------------------------------------

EXPENSES
   Advisory Fees (Note 3)                                               45,739      157,922       63,383      99,357
   Transfer Agent and Administrative Fees (Note 3)                      13,453       46,448       18,642      29,222
   Audit and Outside Services (Note 1)                                   4,862        3,742        1,711       3,993
   Accounting Fees (Note 3)                                              5,381       18,579        7,457      11,689
   Trustees' Fees                                                          417          482          209         410
   Service Fees (Note 3)                                                13,453       46,448       18,642      29,222
   Custodian Fees                                                        1,346        4,821        1,918       3,101
   Miscellaneous                                                         3,089       20,774        8,151      11,920
--------------------------------------------------------------------------------------------------------------------
      Total Expenses                                                    87,740      299,216      120,113     188,914
--------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                           (74,783)      34,351      (87,464)     69,779
====================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
   Investment Securities                                               704,882      951,509     (751,587)     51,753
--------------------------------------------------------------------------------------------------------------------
      Total Net Realized Gain (Loss)                                   704,882      951,509     (751,587)     51,753
--------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:
   Investment Securities                                            (1,583,389)   3,420,977    1,434,332     244,106
--------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)                (1,583,389)   3,420,977    1,434,332     244,106
--------------------------------------------------------------------------------------------------------------------
   Net Gain (Loss) on Investments                                     (878,507)   4,372,486      682,745     295,859
--------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS              $  (953,290)  $4,406,837   $  595,281    $365,638
====================================================================================================================

                                                                        HEALTH                                PRECIOUS
                                                                          CARE     INTERNET     LEISURE         METALS
                                                                          FUND         FUND        FUND           FUND
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Interest (Note 1)                                               $     1,516   $    1,315   $   1,229   $      1,759
   Interest from Securities Lending, net (Note 9)                        1,401        2,016       1,984         16,488
   Dividends, Net of Foreign Tax Withheld* (Note 1)                    144,178        5,582      67,663        146,220
----------------------------------------------------------------------------------------------------------------------
      Total Income                                                     147,095        8,913      70,876        164,467
----------------------------------------------------------------------------------------------------------------------

EXPENSES
   Advisory Fees (Note 3)                                              128,874      107,168      99,348        136,495
   Transfer Agent and Administrative Fees (Note 3)                      37,904       31,520      29,220         45,498
   Audit and Outside Services (Note 1)                                   5,311        4,587       4,508          9,702
   Accounting Fees (Note 3)                                             15,161       12,608      11,688         18,199
   Trustees' Fees                                                          531          473         462            932
   Service Fees (Note 3)                                                37,904       31,520      29,220         45,498
   Custodian Fees                                                        3,913        3,254       2,950          4,976
   Miscellaneous                                                        14,463       12,705      11,054         15,297
----------------------------------------------------------------------------------------------------------------------
      Total Expenses                                                   244,061      203,835     188,450        276,597
----------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                           (96,966)    (194,922)   (117,574)      (112,130)
======================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
   Investment Securities                                            (1,213,834)    (316,903)    978,037     (3,861,425)
----------------------------------------------------------------------------------------------------------------------
      Total Net Realized Gain (Loss)                                (1,213,834)    (316,903)    978,037     (3,861,425)
----------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:
   Investment Securities                                               487,335    2,246,491    (222,261)    (8,011,010)
----------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)                   487,335    2,246,491    (222,261)    (8,011,010)
----------------------------------------------------------------------------------------------------------------------
   Net Gain (Loss) on Investments                                     (726,499)   1,929,588     755,776    (11,872,435)
----------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS              $  (823,465)  $1,734,666   $ 638,202   $(11,984,565)
======================================================================================================================


                               THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 121

STATEMENTS OF OPERATIONS (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

                                                                            REAL                               TELECOM-
                                                                          ESTATE   RETAILING   TECHNOLOGY   MUNICATIONS
                                                                            FUND        FUND         FUND          FUND
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Interest (Note 1)                                                 $       678    $    775    $     918      $    847
   Interest from Securities Lending, net (Note 9)                             43         884        1,269         1,967
   Dividends, Net of Foreign Tax Withheld* (Note 1)                      403,286      68,717       32,057       117,982
-----------------------------------------------------------------------------------------------------------------------
      Total Income                                                       404,007      70,376       34,244       120,796
-----------------------------------------------------------------------------------------------------------------------

EXPENSES
   Advisory Fees (Note 3)                                                 82,164      68,903       85,300        77,903
   Transfer Agent and Administrative Fees (Note 3)                        24,166      20,265       25,088        22,913
   Audit and Outside Services (Note 1)                                     3,353       3,993        5,966         3,289
   Accounting Fees (Note 3)                                                9,666       8,106       10,035         9,165
   Trustees' Fees                                                            377         364          547           358
   Service Fees (Note 3)                                                  24,166      20,265       25,088        22,913
   Custodian Fees                                                          2,528       2,069        2,614         2,444
   Miscellaneous                                                           9,302       6,732        8,099         9,790
-----------------------------------------------------------------------------------------------------------------------
      Total Expenses                                                     155,722     130,697      162,737       148,775
-----------------------------------------------------------------------------------------------------------------------
   Net Investment Income (Loss)                                          248,285     (60,321)    (128,493)      (27,979)
=======================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
   Investment Securities                                              (2,182,391)    525,021     (350,138)       53,813
-----------------------------------------------------------------------------------------------------------------------
      Total Net Realized Gain (Loss)                                  (2,182,391)    525,021     (350,138)       53,813
-----------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:
   Investment Securities                                                 271,713     (34,460)     242,137       788,403
-----------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)                     271,713     (34,460)     242,137       788,403
-----------------------------------------------------------------------------------------------------------------------
   Net Gain (Loss) on Investments                                     (1,910,678)    490,561     (108,001)      842,216
-----------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                $(1,662,393)   $430,240    $(236,494)     $814,237
=======================================================================================================================

*    NET OF FOREIGN TAX WITHHELD OF $0, $0, $0, $4,624, $110, AND $0,
     RESPECTIVELY.

                                              See Notes to Financial Statements.


122 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

                                                      Period Ended June 30, 2004
--------------------------------------------------------------------------------

                                                                     TRANSPORTATION   UTILITIES
                                                                               FUND        FUND
-----------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Interest (Note 1)                                                     $      472   $     438
   Interest from Securities Lending, net (Note 9)                               353         828
   Dividends, Net of Foreign Tax Withheld* (Note 1)                          41,136     168,541
-----------------------------------------------------------------------------------------------
      Total Income                                                           41,961     169,807
-----------------------------------------------------------------------------------------------

EXPENSES
   Advisory Fees (Note 3)                                                    39,034      43,180
   Transfer Agent and Administrative Fees (Note 3)                           11,481      12,700
   Audit and Outside Services (Note 1)                                        1,759       2,987
   Accounting Fees (Note 3)                                                   4,592       5,080
   Trustees' Fees                                                               169         290
   Service Fees (Note 3)                                                     11,481      12,700
   Custodian Fees                                                             1,203       1,308
   Miscellaneous                                                              4,305       4,208
-----------------------------------------------------------------------------------------------
      Total Expenses                                                         74,024      82,453
-----------------------------------------------------------------------------------------------
   Net Investment Income (Loss)                                             (32,063)     87,354
===============================================================================================

REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
   Investment Securities                                                   (456,308)    740,500
-----------------------------------------------------------------------------------------------
      Total Net Realized Gain (Loss)                                       (456,308)    740,500
-----------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:
   Investment Securities                                                  1,483,969    (400,833)
-----------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)                      1,483,969    (400,833)
-----------------------------------------------------------------------------------------------
   Net Gain (Loss) on Investments                                         1,027,661     339,667
-----------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                    $  995,598   $ 427,021
===============================================================================================


                               THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 123

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                NOVA FUND                   URSA FUND
------------------------------------------------------------------------------------------------------------
                                                          PERIOD           YEAR        PERIOD           YEAR
                                                           ENDED          ENDED         ENDED          ENDED
                                                        JUNE 30,   DECEMBER 31,      JUNE 30,   DECEMBER 31,
                                                           2004+           2003         2004+           2003
------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net Investment Income (Loss)                     $     16,931    $    41,274   $  (123,865)  $   (244,634)
   Net Realized Gain (Loss) on Investments             3,825,140      9,623,373    (2,551,838)   (11,728,008)
   Net Change in Unrealized Appreciation
      (Depreciation) on Investments                     (533,136)     7,640,896       193,099       (835,892)
------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets
      from Operations                                  3,308,935     17,305,543    (2,482,604)   (12,808,534)
------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
   Realized Gain on Investment                                --             --            --             --
------------------------------------------------------------------------------------------------------------
   Total Distributions to Shareholders                        --             --            --             --
============================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS (NOTE 7)                   57,955,505     30,492,782     7,173,665     (5,565,271)
------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets              61,264,440     47,798,325     4,691,061    (18,373,805)
NET ASSETS--BEGINNING OF PERIOD                       81,815,566     34,017,241    17,821,535     36,195,340
------------------------------------------------------------------------------------------------------------
NET ASSETS--END OF PERIOD (NOTE 8)                  $143,080,006    $81,815,566   $22,512,596   $ 17,821,535
============================================================================================================

                                                                OTC FUND
-------------------------------------------------------------------------------
                                                          PERIOD           YEAR
                                                           ENDED          ENDED
                                                        JUNE 30,   DECEMBER 31,
                                                           2004+           2003
-------------------------------------------------------------------------------
FROM OPERATIONS
   Net Investment Income (Loss)                     $   (851,867)  $ (1,346,818)
   Net Realized Gain (Loss) on Investments              (980,700)     9,844,899
   Net Change in Unrealized Appreciation
      (Depreciation) on Investments                    2,247,603     32,550,500
-------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets
      from Operations                                    415,036     41,048,581
-------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
   Realized Gain on Investment                                --             --
-------------------------------------------------------------------------------
   Total Distributions to Shareholders                        --             --
===============================================================================
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS (NOTE 7)                   57,121,786      9,152,119
-------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets              57,536,822     50,200,700
NET ASSETS--BEGINNING OF PERIOD                      127,835,515     77,634,815
-------------------------------------------------------------------------------
NET ASSETS--END OF PERIOD (NOTE 8)                  $185,372,337   $127,835,515
===============================================================================

+    UNAUDITED

                                              See Notes to Financial Statements.


124 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

                                                            ARKTOS FUND                 TITAN 500 FUND
-----------------------------------------------------------------------------------------------------------
                                                         PERIOD           YEAR        PERIOD           YEAR
                                                          ENDED          ENDED         ENDED          ENDED
                                                       JUNE 30,   DECEMBER 31,      JUNE 30,   DECEMBER 31,
                                                          2004+           2003         2004+           2003
-----------------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net Investment Income (Loss)                     $  (155,145)  $   (273,979)  $   (34,111)   $   (82,522)
   Net Realized Gain (Loss) on Investments           (5,353,442)   (18,845,261)    2,125,215      5,545,055
   Net Change in Unrealized Appreciation
      (Depreciation) on Investments                     211,876     (2,058,464)     (377,974)     2,265,688
-----------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets
      from Operations                                (5,296,711)   (21,177,704)    1,713,130      7,728,221
-----------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
   Realized Gain on Investment                               --       (463,435)           --     (3,872,004)
-----------------------------------------------------------------------------------------------------------
   Total Distributions to Shareholders                       --       (463,435)           --     (3,872,004)
===========================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS (NOTE 7)                   3,282,338     31,975,685     2,631,444     24,450,444
-----------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets             (2,014,373)    10,334,546     4,344,574     28,306,661
NET ASSETS--BEGINNING OF PERIOD                      34,563,085     24,228,539    30,428,257      2,121,596
-----------------------------------------------------------------------------------------------------------
NET ASSETS--END OF PERIOD (NOTE 8)                  $32,548,712   $ 34,563,085   $34,772,831    $30,428,257
===========================================================================================================

                                                         VELOCITY 100 FUND               MEDIUS FUND
-----------------------------------------------------------------------------------------------------------
                                                         PERIOD           YEAR        PERIOD           YEAR
                                                          ENDED          ENDED         ENDED          ENDED
                                                       JUNE 30,   DECEMBER 31,      JUNE 30,   DECEMBER 31,
                                                          2004+           2003         2004+           2003
-----------------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net Investment Income (Loss)                     $  (200,299)   $  (156,450)  $   (69,379)   $   (80,616)
   Net Realized Gain (Loss) on Investments           (1,078,817)     3,347,909       547,626      3,107,517
   Net Change in Unrealized Appreciation
      (Depreciation) on Investments                    (148,141)     4,022,533       266,950      1,694,894
-----------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets
      from Operations                                (1,427,257)     7,213,992       745,197      4,721,795
-----------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
   Realized Gain on Investment                               --     (3,604,922)           --     (1,635,558)
-----------------------------------------------------------------------------------------------------------
   Total Distributions to Shareholders                       --     (3,604,922)           --     (1,635,558)
===========================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS (NOTE 7)                  (3,317,658)    33,676,462    31,873,931      8,750,867
-----------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets             (4,744,915)    37,285,532    32,619,128     11,837,104
NET ASSETS--BEGINNING OF PERIOD                      40,631,995      3,346,463    18,544,297      6,707,193
-----------------------------------------------------------------------------------------------------------
NET ASSETS--END OF PERIOD (NOTE 8)                  $35,887,080    $40,631,995   $51,163,425    $18,544,297
===========================================================================================================


                               THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 125

--------------------------------------------------------------------------------

                                                INVERSE                                      INVERSE            U.S. GOVERNMENT
                                              MID-CAP FUND           MEKROS FUND          SMALL-CAP FUND           BOND FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                   PERIOD          PERIOD           YEAR        PERIOD         PERIOD          YEAR
                                                    ENDED           ENDED          ENDED         ENDED          ENDED         ENDED
                                                 JUNE 30,        JUNE 30,   DECEMBER 31,      JUNE 30,       JUNE 30,  DECEMBER 31,
                                                   2004*+           2004+           2003        2004*+          2004+          2003
-----------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net Investment Income (Loss)                $   (2,315)   $   (189,918)  $   (237,169)  $   (24,630)  $    940,837   $ 1,199,536
   Net Realized Gain (Loss) on Investments       (102,035)     (5,359,461)    16,438,576    (1,087,296)    (4,851,354)      591,756
   Net Change in Unrealized Appreciation
      (Depreciation) on Investments               (26,446)      3,094,772      3,618,279      (756,882)      (219,648)     (715,625)
-----------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets
      from Operations                            (130,796)     (2,454,607)    19,819,686    (1,868,808)    (4,130,165)    1,075,667
-----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
   Net Investment Income                               --              --             --            --       (940,837)   (1,202,776)
   Realized Gain on Investment                         --              --    (13,820,181)           --             --    (1,602,254)
-----------------------------------------------------------------------------------------------------------------------------------
   Total Distributions to Shareholders                 --              --    (13,820,181)           --       (940,837)   (2,805,030)
===================================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS (NOTE 7)             1,631,005       2,109,115    104,048,405    22,296,694    (33,995,367)   41,897,561
-----------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets        1,500,209        (345,492)   110,047,910    20,427,886    (39,066,369)   40,168,198
NET ASSETS--BEGINNING OF PERIOD                        --     122,994,801     12,946,891            --     65,358,381    25,190,183
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS--END OF PERIOD (NOTE 8)             $1,500,209    $122,649,309   $122,994,801   $20,427,886   $ 26,292,012   $65,358,381
===================================================================================================================================

*    SINCE THE COMMENCEMENT OF OPERATIONS: MAY 3, 2004.

**   SINCE THE COMMENCEMENT OF OPERATIONS: MAY 1, 2003.

+    UNAUDITED

                                              See Notes to Financial Statements.


126 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

                                                          JUNO                       LARGE-CAP                     LARGE-CAP
                                                          FUND                      EUROPE FUND                   JAPAN FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                    PERIOD         PERIOD         PERIOD           YEAR        PERIOD           YEAR
                                                     ENDED          ENDED          ENDED          ENDED         ENDED          ENDED
                                                  JUNE 30,   DECEMBER 31,       JUNE 30,   DECEMBER 31,      JUNE 30,   DECEMBER 31,
                                                     2004+         2003**          2004+           2003         2004+           2003
------------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net Investment Income (Loss)                $  (719,462)   $  (106,644)  $    (90,229)   $   (84,676)  $   (98,637)  $   (91,270)
   Net Realized Gain (Loss) on Investments      (3,739,940)       679,493     (1,089,198)     5,604,710    (4,532,907)   (4,377,773)
   Net Change in Unrealized Appreciation
      (Depreciation) on Investments              2,227,661        (79,239)    (1,576,717)     1,446,579       120,749       398,460
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets
      from Operations                           (2,231,741)       493,610     (2,756,144)     6,966,613    (4,510,795)   (4,070,583)
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
   Net Investment Income                                --             --             --             --            --            --
   Realized Gain on Investment                          --             --             --     (6,433,360)           --            --
------------------------------------------------------------------------------------------------------------------------------------
   Total Distributions to Shareholders                  --             --             --     (6,433,360)           --            --
====================================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS (NOTE 7)             28,622,648     21,861,231    (26,465,969)    34,827,461    19,836,340    12,022,471
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets        26,390,907     22,354,841    (29,222,113)    35,360,714    15,325,545     7,951,888
NET ASSETS--BEGINNING OF PERIOD                 22,354,841             --     38,442,562      3,081,848    11,541,484     3,589,596
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS--END OF PERIOD (NOTE 8)             $48,745,748    $22,354,841   $  9,220,449    $38,442,562   $26,867,029   $11,541,484
====================================================================================================================================


                               THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 127

--------------------------------------------------------------------------------

                                                                   LONG DYNAMIC  INVERSE DYNAMIC        SMALL-CAP
                                                                    DOW 30 FUND      DOW 30 FUND       VALUE FUND
-----------------------------------------------------------------------------------------------------------------
                                                                   PERIOD ENDED     PERIOD ENDED     PERIOD ENDED
                                                                JUNE 30, 2004*+  JUNE 30, 2004*+  JUNE 30, 2004*+
-----------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net Investment Income (Loss)                                      $    3,900      $   (2,229)     $     1,558
   Net Realized Gain (Loss) on Investments                              122,767         (12,213)         (31,933)
   Net Change in Unrealized Appreciation (Depreciation)
      on Investments                                                     44,293          (9,533)         894,555
----------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets from Operations                170,960         (23,975)         864,180
----------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1)                                       --              --               --
----------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM SHARE TRANSACTIONS (NOTE 7)           2,083,957       1,343,423       20,308,430
----------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets                                         2,254,917       1,319,448       21,172,610
NET ASSETS--BEGINNING OF PERIOD                                              --              --               --
----------------------------------------------------------------------------------------------------------------
NET ASSETS--END OF PERIOD (NOTE 8)                                   $2,254,917      $1,319,448      $21,172,610
================================================================================================================

*    SINCE THE COMMENCEMENT OF OPERATIONS: MAY 3, 2004.

+    UNAUDITED

                                              See Notes to Financial Statements.


128 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

                                                                        MID-CAP        LARGE-CAP        SMALL-CAP          MID-CAP
                                                                     VALUE FUND       VALUE FUND      GROWTH FUND      GROWTH FUND
----------------------------------------------------------------------------------------------------------------------------------
                                                                   PERIOD ENDED     PERIOD ENDED     PERIOD ENDED     PERIOD ENDED
                                                                JUNE 30, 2004*+  JUNE 30, 2004*+  JUNE 30, 2004*+  JUNE 30, 2004*+
----------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net Investment Income (Loss)                                     $     2,286      $    2,171      $   (15,049)     $    (4,798)
   Net Realized Gain (Loss) on Investments                              355,658         (56,715)        (327,454)         (70,998)
   Net Change in Unrealized Appreciation (Depreciation)
      on Investments                                                    339,972         149,347          800,965          154,489
----------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets from Operations                697,916          94,803          458,462           78,693
----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 1)                                       --              --               --               --
----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM SHARE TRANSACTIONS (NOTE 7)          10,556,266       4,731,879       19,831,602       11,969,733
----------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets                                        11,254,182       4,826,682       20,290,064       12,048,426
NET ASSETS--BEGINNING OF PERIOD                                              --              --               --               --
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS--END OF PERIOD (NOTE 8)                                  $11,254,182      $4,826,682      $20,290,064      $12,048,426
==================================================================================================================================


                               THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 129

--------------------------------------------------------------------------------

                                                   LARGE-CAP          SECTOR ROTATION              U.S. GOVERNMENT
                                                  GROWTH FUND              FUND                   MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------------
                                                      PERIOD        PERIOD           YEAR         PERIOD           YEAR
                                                       ENDED         ENDED          ENDED          ENDED          ENDED
                                                    JUNE 30,      JUNE 30,   DECEMBER 31,       JUNE 30,   DECEMBER 31,
                                                      2004*+         2004+          2003           2004+           2003
-----------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net Investment Income (Loss)                   $    6,774   $   (81,736)   $   (86,467)  $        542   $     31,665
   Net Realized Gain (Loss) on Investments          (283,752)      459,165        199,930             --            (33)
   Net Change in Unrealized Appreciation
      (Depreciation) on Investments                   86,542      (526,376)     2,671,217             --             --
-----------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from
   Operations                                       (190,436)     (148,947)     2,784,680            542         31,632
-----------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
   Net Investment Income                                  --            --             --           (542)       (31,663)
   Realized Gain on Investment                            --            --             --             --             --
-----------------------------------------------------------------------------------------------------------------------
   Total Distributions to Shareholders                    --            --             --           (542)       (31,663)
=======================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS (NOTE 7)                     2,657,842    11,431,200     11,140,396     61,011,935    (26,459,660)
-----------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets           2,467,406    11,282,253     13,925,076     61,011,935    (26,459,691)
NET ASSETS--BEGINNING OF PERIOD                           --    20,593,731      6,668,655    232,492,901    258,952,592
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS--END OF PERIOD (NOTE 8)                $2,467,406   $31,875,984    $20,593,731   $293,504,836   $232,492,901
=======================================================================================================================

*    SINCE THE COMMENCEMENT OF OPERATIONS: MAY 3, 2004.

+    UNAUDITED

                                              See Notes to Financial Statements.


130 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

                                                                                         BASIC
                                                         BANKING FUND                MATERIALS FUND
---------------------------------------------------------------------------------------------------------
                                                      PERIOD           YEAR         PERIOD           YEAR
                                                       ENDED          ENDED          ENDED          ENDED
                                                    JUNE 30,   DECEMBER 31,       JUNE 30,   DECEMBER 31,
                                                       2004+           2003          2004+           2003
---------------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net Investment Income (Loss)                  $    90,180   $     87,982   $     18,573   $    15,788
   Net Realized Gain (Loss) on Investments            28,716      1,068,269      1,618,046     1,357,868
   Net Change in Unrealized Appreciation
      (Depreciation) on Investments                 (168,960)       939,638       (977,421)    3,456,467
---------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from
   Operations                                        (50,064)     2,095,889        659,198     4,830,123
---------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
   Net Investment Income                                  --        (48,501)            --        (8,471)
   Realized Gain on Investment                            --             --             --            --
---------------------------------------------------------------------------------------------------------
   Total Distributions to Shareholders                    --        (48,501)            --        (8,471)
=========================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS (NOTE 7)                    (4,515,966)    10,059,914    (23,012,515)   38,838,379
---------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets          (4,566,030)    12,107,302    (22,353,317)   43,660,031
NET ASSETS--BEGINNING OF PERIOD                   17,115,028      5,007,726     44,560,693       900,662
---------------------------------------------------------------------------------------------------------
NET ASSETS--END OF PERIOD (NOTE 8)               $12,548,998   $ 17,115,028   $ 22,207,376   $44,560,693
=========================================================================================================

                                                         BIOTECHNOLOGY                  CONSUMER
                                                             FUND                    PRODUCTS FUND
---------------------------------------------------------------------------------------------------------
                                                      PERIOD           YEAR        PERIOD            YEAR
                                                       ENDED          ENDED         ENDED           ENDED
                                                    JUNE 30,   DECEMBER 31,      JUNE 30,    DECEMBER 31,
                                                       2004+           2003         2004+            2003
---------------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net Investment Income (Loss)                  $  (164,437)  $  (157,021)   $    32,219     $    8,514
   Net Realized Gain (Loss) on Investments        (2,293,027)     (540,830)       793,768        484,691
   Net Change in Unrealized Appreciation
      (Depreciation) on Investments                1,624,069     1,733,969      1,100,265        822,685
---------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets from
   Operations                                       (833,395)    1,036,118      1,926,252      1,315,890
---------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
   Net Investment Income                                  --            --             --         (7,419)
   Realized Gain on Investment                            --            --             --        (79,427)
---------------------------------------------------------------------------------------------------------
   Total Distributions to Shareholders                    --            --             --        (86,846)
=========================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS FROM
   SHARE TRANSACTIONS (NOTE 7)                     9,451,860     7,946,075     29,174,718      1,436,318
---------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets           8,618,465     8,982,193     31,100,970      2,665,362
NET ASSETS--BEGINNING OF PERIOD                   12,557,412     3,575,219      8,818,460      6,153,098
---------------------------------------------------------------------------------------------------------
NET ASSETS--END OF PERIOD (NOTE 8)               $21,175,877   $12,557,412    $39,919,430     $8,818,460
=========================================================================================================


                               THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 131

--------------------------------------------------------------------------------

                                                                        ELECTRONICS                    ENERGY
                                                                           FUND                         FUND
-----------------------------------------------------------------------------------------------------------------------
                                                                     PERIOD           YEAR        PERIOD           YEAR
                                                                      ENDED          ENDED         ENDED          ENDED
                                                                   JUNE 30,   DECEMBER 31,      JUNE 30,   DECEMBER 31,
                                                                      2004+           2003         2004+           2003
-----------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net Investment Income (Loss)                                $    (74,783)   $  (164,309)  $    34,351    $     2,902
   Net Realized Gain (Loss) on Investments                          704,882     (1,750,944)      951,509        328,296
   Net Change in Unrealized Appreciation (Depreciation)
      on Investments                                             (1,583,389)     3,018,119     3,420,977      1,861,724
-----------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets from Operations           (953,290)     1,102,866     4,406,837      2,192,922
-----------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
   Net Investment Income                                                 --             --            --             --
-----------------------------------------------------------------------------------------------------------------------
   Total Distributions to Shareholders                                   --             --            --             --
=======================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS (NOTE 7)                             (20,491,303)    22,431,542    18,920,691     23,805,489
-----------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets                        (21,444,593)    23,534,408    23,327,528     25,998,411
NET ASSETS--BEGINNING OF PERIOD                                  27,918,249      4,383,841    31,832,058      5,833,647
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS--END OF PERIOD (NOTE 8)                             $  6,473,656    $27,918,249   $55,159,586    $31,832,058
=======================================================================================================================

                                                                     ENERGY SERVICES
                                                                          FUND
-----------------------------------------------------------------------------------------
                                                                    PERIOD           YEAR
                                                                     ENDED          ENDED
                                                                  JUNE 30,   DECEMBER 31,
                                                                     2004+           2003
-----------------------------------------------------------------------------------------
FROM OPERATIONS
   Net Investment Income (Loss)                                $   (87,464)   $  (49,438)
   Net Realized Gain (Loss) on Investments                        (751,587)     (634,164)
   Net Change in Unrealized Appreciation (Depreciation)
      on Investments                                             1,434,332       372,677
-----------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets from Operations           595,281      (310,925)
-----------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:(NOTE 1)
   Net Investment Income                                                --            --
-----------------------------------------------------------------------------------------
   Total Distributions to Shareholders                                  --            --
=========================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS (NOTE 7)                              8,618,109     3,637,924
-----------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets                         9,213,390     3,326,999
NET ASSETS--BEGINNING OF PERIOD                                  7,754,281     4,427,282
-----------------------------------------------------------------------------------------
NET ASSETS--END OF PERIOD (NOTE 8)                             $16,967,671    $7,754,281
=========================================================================================

+    UNAUDITED

                                              See Notes to Financial Statements.


132 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

                                                                   FINANCIAL SERVICES             HEALTH CARE
                                                                          FUND                       FUND
----------------------------------------------------------------------------------------------------------------------
                                                                    PERIOD           YEAR        PERIOD           YEAR
                                                                     ENDED          ENDED         ENDED          ENDED
                                                                  JUNE 30,   DECEMBER 31,      JUNE 30,   DECEMBER 31,
                                                                     2004+           2003         2004+           2003
----------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net Investment Income (Loss)                                $    69,779   $     56,477   $   (96,966)  $  (119,055)
   Net Realized Gain (Loss) on Investments                          51,753        304,534    (1,213,834)       77,261
   Net Change in Unrealized Appreciation (Depreciation)
      on Investments                                               244,106        922,451       487,335     1,826,299
----------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets from Operations           365,638      1,283,462      (823,465)    1,784,505
----------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:(NOTE 1)
   Net Investment Income                                                --        (17,051)           --            --
----------------------------------------------------------------------------------------------------------------------
   Total Distributions to Shareholders                                  --        (17,051)           --            --
======================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS (NOTE 7)                              8,356,673     11,567,024    19,325,684    20,930,530
----------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets                         8,722,311     12,833,435    18,502,219    22,715,035
NET ASSETS--BEGINNING OF PERIOD                                 15,581,191      2,747,756    27,879,518     5,164,483
----------------------------------------------------------------------------------------------------------------------
NET ASSETS--END OF PERIOD (NOTE 8)                             $24,303,502   $ 15,581,191   $46,381,737   $27,879,518
======================================================================================================================

                                                                        INTERNET                      LEISURE
                                                                          FUND                          FUND
-----------------------------------------------------------------------------------------------------------------------
                                                                    PERIOD           YEAR         PERIOD           YEAR
                                                                     ENDED          ENDED          ENDED          ENDED
                                                                  JUNE 30,   DECEMBER 31,       JUNE 30,   DECEMBER 31,
                                                                     2004+           2003          2004+           2003
-----------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net Investment Income (Loss)                                $  (194,922)  $  (140,230)   $   (117,574)  $   (38,085)
   Net Realized Gain (Loss) on Investments                        (316,903)     (784,989)        978,037       544,615
   Net Change in Unrealized Appreciation (Depreciation)
      on Investments                                             2,246,491     3,854,984        (222,261)    1,913,050
-----------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets from Operations         1,734,666     2,929,765         638,202     2,419,580
-----------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
   Net Investment Income                                                --            --              --            --
-----------------------------------------------------------------------------------------------------------------------
   Total Distributions to Shareholders                                  --            --              --            --
=======================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS (NOTE 7)                              7,999,931    18,468,298     (14,624,747)   25,581,728
-----------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets                         9,734,597    21,398,063     (13,986,545)   28,001,308
NET ASSETS--BEGINNING OF PERIOD                                 25,101,009     3,702,946      30,016,036     2,014,728
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS--END OF PERIOD (NOTE 8)                             $34,835,606   $25,101,009    $ 16,029,491   $30,016,036
=======================================================================================================================


                               THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 133

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)
--------------------------------------------------------------------------------

                                                                         PRECIOUS                    REAL ESTATE
                                                                       METALS FUND                      FUND
----------------------------------------------------------------------------------------------------------------------
                                                                     PERIOD           YEAR       PERIOD           YEAR
                                                                      ENDED          ENDED        ENDED          ENDED
                                                                   JUNE 30,   DECEMBER 31,     JUNE 30,   DECEMBER 31,
                                                                      2004+           2003        2004+           2003
----------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net Investment Income (Loss)                                $   (112,130)  $   (99,371)  $   248,285   $   262,380
   Net Realized Gain (Loss) on Investments                       (3,861,425)     (762,245)   (2,182,391)      805,833
   Net Change in Unrealized Appreciation (Depreciation)
      on Investments                                             (8,011,010)    8,327,537       271,713     1,090,483
----------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets from Operations        (11,984,565)    7,465,921    (1,662,393)    2,158,696
----------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
   Net Investment Income                                                 --            --            --      (316,642)
   Realized Gain on Investment                                           --            --            --      (539,225)
----------------------------------------------------------------------------------------------------------------------
   Total Distributions to Shareholders                                   --            --            --      (855,867)
======================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS (NOTE 7)                              (3,301,334)   (1,698,803)   (2,258,361)    8,978,171
----------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets                        (15,285,899)    5,767,118    (3,920,754)   10,281,000
NET ASSETS--BEGINNING OF PERIOD                                  44,605,754    38,838,636    12,182,722     1,901,722
----------------------------------------------------------------------------------------------------------------------
NET ASSETS--END OF PERIOD (NOTE 8)                             $ 29,319,855   $44,605,754   $ 8,261,968   $12,182,722
======================================================================================================================

                                                                        RETAILING
                                                                           FUND
------------------------------------------------------------------------------------------
                                                                     PERIOD          YEAR
                                                                      ENDED          ENDED
                                                                   JUNE 30,   DECEMBER 31,
                                                                      2004+           2003
------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net Investment Income (Loss)                                 $   (60,321)  $  (104,905)
   Net Realized Gain (Loss) on Investments                          525,021       156,865
   Net Change in Unrealized Appreciation (Depreciation)
      on Investments                                                (34,460)    2,495,981
------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets from Operations            430,240     2,547,941
------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
   Net Investment Income                                                 --            --
   Realized Gain on Investment                                           --       (64,492)
------------------------------------------------------------------------------------------
   Total Distributions to Shareholders                                   --       (64,492)
==========================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS (NOTE 7)                               6,061,507     9,564,199
------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets                          6,491,747    12,047,648
NET ASSETS--BEGINNING OF PERIOD                                  15,149,169     3,101,521
------------------------------------------------------------------------------------------
NET ASSETS--END OF PERIOD (NOTE 8)                              $21,640,916   $15,149,169
==========================================================================================

+    UNAUDITED

                                              See Notes to Financial Statements.


134 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

                                                                       TECHNOLOGY               TELECOMMUNICATIONS
                                                                          FUND                         FUND
----------------------------------------------------------------------------------------------------------------------
                                                                    PERIOD           YEAR        PERIOD           YEAR
                                                                     ENDED          ENDED         ENDED          ENDED
                                                                  JUNE 30,   DECEMBER 31,      JUNE 30,   DECEMBER 31,
                                                                     2004+           2003         2004+           2003
----------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net Investment Income (Loss)                                $  (128,493)  $  (200,746)   $   (27,979)  $   (11,378)
   Net Realized Gain (Loss) on Investments                        (350,138)      454,360         53,813      (581,652)
   Net Change in Unrealized Appreciation (Depreciation)
      on Investments                                               242,137     2,144,236        788,403     1,614,830
----------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets from Operations          (236,494)    2,397,850        814,237     1,021,800
----------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
   Net Investment Income                                                --            --             --            --
   Realized Gain on Investment                                          --    (1,373,910)            --           (77)
----------------------------------------------------------------------------------------------------------------------
   Total Distributions to Shareholders                                  --    (1,373,910)            --           (77)
======================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS (NOTE 7)                             (3,129,232)   14,596,198     (2,586,372)    7,415,825
----------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets                        (3,365,726)   15,620,138     (1,772,135)    8,437,548
NET ASSETS--BEGINNING OF PERIOD                                 20,641,083     5,020,945     14,543,088     6,105,540
----------------------------------------------------------------------------------------------------------------------
NET ASSETS--END OF PERIOD (NOTE 8)                             $17,275,357   $20,641,083    $12,770,953   $14,543,088
======================================================================================================================

                                                                     TRANSPORTATION                  UTILITIES
                                                                          FUND                         FUND
----------------------------------------------------------------------------------------------------------------------
                                                                    PERIOD           YEAR        PERIOD           YEAR
                                                                     ENDED          ENDED         ENDED          ENDED
                                                                  JUNE 30,   DECEMBER 31,      JUNE 30,    DECEMBER 31,
                                                                     2004+           2003         2004+           2003
----------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net Investment Income (Loss)                                $   (32,063)   $  (29,296)   $    87,354   $    265,543
   Net Realized Gain (Loss) on Investments                        (456,308)      399,470        740,500      1,934,205
   Net Change in Unrealized Appreciation (Depreciation)
      on Investments                                             1,483,969       385,698       (400,833)      (101,993)
----------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets from Operations           995,598       755,872        427,021      2,097,755
----------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:(NOTE 1)
   Net Investment Income                                                --            --             --       (176,841)
   Realized Gain on Investment                                          --            --             --             --
----------------------------------------------------------------------------------------------------------------------
   Total Distributions to Shareholders                                  --            --             --       (176,841)
======================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS (NOTE 7)                             21,105,810       975,451     (9,009,084)   (12,336,407)
----------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets                        22,101,408     1,731,323     (8,582,063)   (10,415,493)
NET ASSETS--BEGINNING OF PERIOD                                  8,032,151     6,300,828     13,430,018     23,845,511
----------------------------------------------------------------------------------------------------------------------
NET ASSETS--END OF PERIOD (NOTE 8)                             $30,133,559    $8,032,151    $ 4,847,955   $ 13,430,018
======================================================================================================================


                               THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 135

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                     NET REALIZED      NET INCREASE
                           NET ASSET       NET            AND           (DECREASE)     DISTRIBUTIONS   DISTRIBUTIONS
                             VALUE,    INVESTMENT     UNREALIZED       IN NET ASSET       FROM NET        FROM NET
                           BEGINNING     INCOME     GAINS (LOSSES)   VALUE RESULTING     INVESTMENT       REALIZED         TOTAL
                           OF PERIOD     (LOSS)+     ON SECURITIES   FROM OPERATIONS       INCOME      CAPITAL GAINS   DISTRIBUTIONS
------------------------------------------------------------------------------------------------------------------------------------
NOVA FUND
   JUNE 30, 2004++           $ 7.21      $  --         $   .36           $   .36         $   --           $   --          $   --
   December 31, 2003           5.18        .01            2.02              2.03             --               --              --
   December 31, 2002           8.67       (.01)          (3.07)            (3.08)          (.41)              --            (.41)
   December 31, 2001          13.88        .30           (3.81)            (3.51)         (1.70)              --           (1.70)
   December 31, 2000          18.57        .74           (4.16)            (3.42)          (.15)           (1.12)          (1.27)
   December 31, 1999          15.88        .49            3.10              3.59           (.01)            (.89)           (.90)

URSA FUND
   JUNE 30, 2004++             5.77       (.02)           (.21)             (.23)            --               --              --
   December 31, 2003           7.57       (.04)          (1.76)            (1.80)            --               --              --
   December 31, 2002           6.29       (.02)           1.38              1.36           (.08)              --            (.08)
   December 31, 2001           6.09        .12             .88              1.00           (.80)              --            (.80)
   December 31, 2000           5.35        .22             .70               .92           (.18)              --            (.18)
   December 31, 1999           6.30        .20           (1.15)             (.95)            --               --              --

OTC FUND
   JUNE 30, 2004++            13.16       (.08)            .47               .39             --               --              --
   December 31, 2003           9.05       (.13)           4.24              4.11             --               --              --
   December 31, 2002          14.80       (.17)          (5.58)            (5.75)            --               --              --
   December 31, 2001          22.83       (.23)          (7.80)            (8.03)            --               --              --
   December 31, 2000          38.52       (.44)         (13.50)           (13.94)            --            (1.75)          (1.75)
   December 31, 1999          19.57       (.33)          19.88             19.55             --             (.60)           (.60)

ARKTOS FUND
   JUNE 30, 2004++            24.09       (.08)          (1.10)            (1.18)            --               --              --
   December 31, 2003          39.04       (.22)         (14.33)           (14.55)            --             (.40)           (.40)
   December 31, 2002          29.48       (.19)          10.22             10.03           (.47)              --            (.47)
   December 31, 2001*         25.00        .03            4.45              4.48             --               --              --

TITAN FUND
   JUNE 30, 2004++            21.59       (.02)           1.03              1.01             --               --              --
   December 31, 2003          16.09       (.11)           8.95              8.84             --            (3.34)          (3.34)
   December 31, 2002          29.87       (.09)         (13.65)           (13.74)            --             (.04)           (.04)
   December 31, 2001*         25.00       (.25)           5.12              4.87             --               --              --

VELOCITY FUND
   JUNE 30, 2004++            21.73       (.13)            .93               .80             --               --              --
   December 31, 2003          11.90       (.21)          11.95             11.74             --            (1.91)          (1.91)
   December 31, 2002          38.97       (.13)         (26.94)           (27.07)            --               --              --
   December 31, 2001*         25.00       (.59)          14.56             13.97             --               --              --

MEDIUS FUND
   JUNE 30, 2004++            24.74       (.06)           1.95              1.89             --               --              --
   December 31, 2003          17.77       (.12)           9.44              9.32             --            (2.35)          (2.35)
   December 31, 2002          31.21       (.12)          (7.18)            (7.30)            --            (6.14)          (6.14)
   December 31, 2001*         25.00       (.20)           6.88              6.68             --             (.47)           (.47)

                                                                          RATIOS TO
                                                                     AVERAGE NET ASSETS:
                                                                     -------------------
                            NET INCREASE   NET ASSET                               NET                    NET ASSETS,
                           (DECREASE) IN     VALUE,       TOTAL                INVESTMENT   PORTFOLIO       END OF
                             NET ASSET       END OF    INVESTMENT     TOTAL      INCOME      TURNOVER   PERIOD (000'S
                               VALUE         PERIOD      RETURN     EXPENSES     (LOSS)      RATE***       OMITTED)
---------------------------------------------------------------------------------------------------------------------
NOVA FUND
   JUNE 30, 2004++            $   .36        $ 7.57        4.99%      1.51%**     0.04%**       404%       $143,080
   December 31, 2003             2.03          7.21       39.19%      1.54%       0.09%         729%         81,816
   December 31, 2002            (3.49)         5.18      (35.72)%     1.72%      (0.14)%        570%         34,017
   December 31, 2001            (5.21)         8.67      (23.58)%     1.45%       2.61%          --          60,941
   December 31, 2000            (4.69)        13.88      (20.30)%     1.42%       4.45%          --         178,118
   December 31, 1999             2.69         18.57       23.28%      1.55%       2.90%          --          92,922

URSA FUND
   JUNE 30, 2004++               (.23)         5.54       (3.99)%     1.65%**    (0.73)%**       --          22,513
   December 31, 2003            (1.80)         5.77      (23.78)%     1.67%      (0.59)%         --          17,822
   December 31, 2002             1.28          7.57       21.64%      1.79%      (0.24)%         --          36,195
   December 31, 2001              .20          6.29       14.99%      1.89%       1.85%          --          18,997
   December 31, 2000              .74          6.09       16.05%      1.59%       4.02%          --          31,829
   December 31, 1999             (.95)         5.35      (15.06)%     1.73%       3.34%          --          32,310

OTC FUND
   JUNE 30, 2004++                .39         13.55        2.96%      1.51%**    (1.25)%**      216%        185,372
   December 31, 2003             4.11         13.16       45.41%      1.53%      (1.20)%        482%        127,836
   December 31, 2002            (5.75)         9.05      (38.85)%     1.74%      (1.58)%        183%         77,635
   December 31, 2001            (8.03)        14.80      (35.17)%     1.45%      (1.31)%        139%        164,619
   December 31, 2000           (15.69)        22.83      (38.19)%     1.46%      (1.23)%        324%        420,674
   December 31, 1999            18.95         38.52      101.32%      1.55%      (1.24)%        953%        373,458

ARKTOS FUND
   JUNE 30, 2004++              (1.18)        22.91       (4.90)%     1.65%**    (0.70)%**       --          32,549
   December 31, 2003           (14.95)        24.09      (37.37)%     1.68%      (0.73)%         --          34,563
   December 31, 2002             9.56         39.04       33.85%      1.77%      (0.49)%         --          24,229
   December 31, 2001*            4.48         29.48       17.92%      2.23%**     0.10%**        --           5,955

TITAN FUND
   JUNE 30, 2004++               1.01         22.60        4.68%      1.66%**    (0.20)%**      474%         34,773
   December 31, 2003             5.50         21.59       54.94%      1.69%      (0.55)%      1,085%         30,428
   December 31, 2002           (13.78)        16.09      (46.00)%     1.74%      (0.49)%         --           2,122
   December 31, 2001*            4.87         29.87       19.48%      2.22%**    (1.11)%**       --             311

VELOCITY FUND
   JUNE 30, 2004++                .80         22.53        3.68%      1.66%**    (1.20)%**      393%         35,887
   December 31, 2003             9.83         21.73       98.63%      1.71%      (1.10)%        959%         40,632
   December 31, 2002           (27.07)        11.90      (69.46)%     1.77%      (0.79)%         --           3,346
   December 31, 2001*           13.97         38.97       55.88%      2.34%**    (1.77)%**       --             477

MEDIUS FUND
   JUNE 30, 2004++               1.89         26.63        7.64%      1.67%**    (0.44)%**      543%         51,163
   December 31, 2003             6.97         24.74       52.43%      1.70%      (0.54)%      1,665%         18,544
   December 31, 2002           (13.44)        17.77      (24.44)%     1.75%      (0.49)%      4,320%          6,707
   December 31, 2001*            6.21         31.21       26.67%      2.27%**    (0.87)%**    3,707%            754

* SINCE THE COMMENCEMENT OF OPERATIONS: MAY 21, 2001--ARKTOS FUND; OCTOBER 1, 2001--TITAN 500 FUND, VELOCITY 100 FUND AND MEDIUS FUND.

**   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

++   UNAUDITED

                                              See Notes to Financial Statements.


136 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                            NET REALIZED      NET INCREASE
                                  NET ASSET       NET           AND            (DECREASE)     DISTRIBUTIONS
                                    VALUE,    INVESTMENT     UNREALIZED       IN NET ASSET       FROM NET
                                  BEGINNING     INCOME     GAINS (LOSSES)   VALUE RESULTING     INVESTMENT
                                  OF PERIOD     (LOSS)+     ON SECURITIES   FROM OPERATIONS       INCOME
                                  ---------   ----------   --------------   ---------------   -------------
INVERSE MID-CAP FUND
   JUNE 30, 2004*++                  $50.00      $(.07)       $ (1.75)         $ (1.82)          $  --

MEKROS FUND
   JUNE 30, 2004++                    29.75       (.08)          2.76             2.68              --
   December 31, 2003                  20.11       (.18)         13.11            12.93              --
   December 31, 2002                  31.91       (.17)        (11.08)          (11.25)             --
   December 31, 2001*                 25.00       (.31)          7.56             7.25              --

INVERSE SMALL-CAP FUND
   JUNE 30, 2004*++                   50.00       (.06)         (2.30)           (2.36)             --

U.S. GOVERNMENT BOND FUND
   JUNE 30, 2004++                    11.67        .19           (.64)            (.45)             --
   December 31, 2003                  13.08        .41           (.52)            (.11)           (.41)
   December 31, 2002                  11.44        .44           1.64             2.08            (.44)
   December 31, 2001                  11.80        .37           (.36)             .01            (.37)
   December 31, 2000                  10.17        .38           1.63             2.01            (.38)
   December 31, 1999                  13.28        .41          (3.09)           (2.68)           (.43)

JUNO FUND
   JUNE 30, 2004++                    24.82       (.37)          (.12)            (.49)             --
   December 31, 2003*                 25.00       (.13)          (.05)            (.18)             --

LARGE-CAP EUROPE FUND
   JUNE 30, 2004++                    22.87       (.10)          (.45)            (.55)             --
   December 31, 2003                  19.52       (.17)          8.58             8.41              --
   December 31, 2002                  28.01       (.09)         (7.84)           (7.93)           (.01)
   December 31, 2001*                 25.00       (.16)          3.17             3.01              --

LARGE-CAP JAPAN FUND
   JUNE 30, 2004++                    25.17       (.10)          2.31             2.21              --
   December 31, 2003                  18.29       (.16)          7.04             6.88              --
   December 31, 2002                  21.91       (.08)         (3.46)           (3.54)             --
   December 31, 2001*                 25.00       (.16)         (2.93)           (3.09)             --

LONG DYNAMIC DOW 30 FUND
   JUNE 30, 2004*++                   25.00        .04            .56              .60              --

INVERSE DYNAMIC DOW 30 FUND
   JUNE 30, 2004*++                   50.00       (.06)         (1.58)           (1.64)             --

SMALL-CAP VALUE FUND
   JUNE 30, 2004*++                   25.00         --           1.49             1.49              --

MID-CAP VALUE FUND
   JUNE 30, 2004*++                   25.00        .01            .99             1.00              --

LARGE-CAP VALUE FUND
   JUNE 30, 2004*++                   25.00        .02            .49              .51              --

SMALL-CAP GROWTH FUND
   JUNE 30, 2004*++                   25.00       (.04)          1.66             1.62              --

MID-CAP GROWTH FUND
   JUNE 30, 2004*++                   25.00       (.04)           .54              .50              --

                                  DISTRIBUTIONS                    NET INCREASE   NET ASSET
                                    FROM NET                      (DECREASE) IN     VALUE,
                                    REALIZED          TOTAL         NET ASSET       END OF
                                  CAPITAL GAINS   DISTRIBUTIONS       VALUE         PERIOD
                                  -------------   -------------   -------------   ---------
INVERSE MID-CAP FUND
   JUNE 30, 2004*++                  $   --         $   --          $ (1.82)       $48.18

MEKROS FUND
   JUNE 30, 2004++                       --             --             2.68         32.43
   December 31, 2003                  (3.29)         (3.29)            9.64         29.75
   December 31, 2002                   (.55)          (.55)          (11.80)        20.11
   December 31, 2001*                  (.34)          (.34)            6.91         31.91

INVERSE SMALL-CAP FUND
   JUNE 30, 2004*++                      --             --            (2.36)        47.64

U.S. GOVERNMENT BOND FUND
   JUNE 30, 2004++                       --             --             (.45)        11.22
   December 31, 2003                   (.89)         (1.30)           (1.41)        11.67
   December 31, 2002                     --           (.44)            1.64         13.08
   December 31, 2001                     --           (.37)            (.36)        11.44
   December 31, 2000                     --           (.38)            1.63         11.80
   December 31, 1999                     --           (.43)           (3.11)        10.17

JUNO FUND
   JUNE 30, 2004++                       --             --             (.49)        24.33
   December 31, 2003*                    --             --             (.18)        24.82

LARGE-CAP EUROPE FUND
   JUNE 30, 2004++                       --             --             (.55)        22.32
   December 31, 2003                  (5.06)         (5.06)            3.35         22.87
   December 31, 2002                   (.55)          (.56)           (8.49)        19.52
   December 31, 2001*                    --             --             3.01         28.01

LARGE-CAP JAPAN FUND
   JUNE 30, 2004++                       --             --             2.21         27.38
   December 31, 2003                     --             --             6.88         25.17
   December 31, 2002                   (.08)          (.08)           (3.62)        18.29
   December 31, 2001*                    --             --            (3.09)        21.91

LONG DYNAMIC DOW 30 FUND
   JUNE 30, 2004*++                      --             --              .60         25.60

INVERSE DYNAMIC DOW 30 FUND
   JUNE 30, 2004*++                      --             --            (1.64)        48.36

SMALL-CAP VALUE FUND
   JUNE 30, 2004*++                      --             --             1.49         26.49

MID-CAP VALUE FUND
   JUNE 30, 2004*++                      --             --             1.00         26.00

LARGE-CAP VALUE FUND
   JUNE 30, 2004*++                      --             --              .51         25.51

SMALL-CAP GROWTH FUND
   JUNE 30, 2004*++                      --             --             1.62         26.62

MID-CAP GROWTH FUND
   JUNE 30, 2004*++                      --             --              .50         25.50

                                                            RATIOS TO
                                                       AVERAGE NET ASSETS:
                                               --------------------------------
                                                                        NET                    NET ASSETS,
                                    TOTAL                            INVESTMENT   PORTFOLIO      END OF
                                  INVESTMENT     GROSS      NET        INCOME     TURNOVER    PERIOD (000's
                                   RETURN      EXPENSES   EXPENSES     (LOSS)      RATE***       OMITTED)
                                  ----------   --------   --------   ----------   ---------   -------------
INVERSE MID-CAP FUND
   JUNE 30, 2004*++                  (3.64)%     1.61%**    1.61%**    (0.79)%**      --         $  1,500

MEKROS FUND
   JUNE 30, 2004++                    9.01%      1.66%**    1.66%**    (0.49)%**     753%         122,649
   December 31, 2003                 64.28%      1.70%      1.70%      (0.66)%     1,135%         122,995
   December 31, 2002                (35.45)%     1.74%      1.74%      (0.70)%     1,940%          12,947
   December 31, 2001*                28.97%      2.26%**    2.26%**    (0.96)%**     848%           8,524

INVERSE SMALL-CAP FUND
   JUNE 30, 2004*++                  (4.72)%     1.62%**    1.62%**    (0.71)%**      --           20,428

U.S. GOVERNMENT BOND FUND
   JUNE 30, 2004++                   (2.20)%     1.22%**    1.22%**     3.25%**      662%          26,292
   December 31, 2003                 (0.64)%     1.23%      1.23%       3.26%      1,272%          65,358
   December 31, 2002                 18.62%      1.24%      1.24%       3.65%      1,239%          25,190
   December 31, 2001                  0.08%      2.37%      2.01%       3.22%      1,247%           4,521
   December 31, 2000                 20.16%      1.89%      1.89%       3.47%      1,505%           5,011
   December 31, 1999                (20.45)%     1.52%      1.52%       3.55%      1,611%           1,136

JUNO FUND
   JUNE 30, 2004++                   (1.97)%     1.65%**    1.65%**    (3.11)%**      --           48,746
   December 31, 2003*                (0.72)%     1.69%**    1.69%**    (0.74)%**      --           22,355

LARGE-CAP EUROPE FUND
   JUNE 30, 2004++                   (2.40)%     1.68%**    1.68%**    (0.81)%**      --            9,220
   December 31, 2003                 43.08%      1.70%      1.70%      (0.75)%        --           38,443
   December 31, 2002                (28.35)%     1.78%      1.78%      (0.41)%        --            3,082
   December 31, 2001*                12.04%      2.17%**    2.17%**    (0.55)%**      --            1,322

LARGE-CAP JAPAN FUND
   JUNE 30, 2004++                    8.78%      1.65%**    1.65%**    (0.73)%**      --           26,867
   December 31, 2003                 37.62%      1.69%      1.69%      (0.75)%        --           11,541
   December 31, 2002                (16.20)%     1.80%      1.80%      (0.38)%        --            3,590
   December 31, 2001*               (12.36)%     2.23%**    2.23%**    (0.62)%**      --              643

LONG DYNAMIC DOW 30 FUND
   JUNE 30, 2004*++                   2.40%      1.61%**    1.61%**     0.97%**      176%           2,255

INVERSE DYNAMIC DOW 30 FUND
   JUNE 30, 2004*++                  (3.28)%     1.62%**    1.62%**    (0.70)%**      --            1,319

SMALL-CAP VALUE FUND
   JUNE 30, 2004*++                   5.96%      1.47%**    1.47%**     0.12%**       49%          21,173

MID-CAP VALUE FUND
   JUNE 30, 2004*++                   4.00%      1.47%**    1.47%**     0.21%**      240%          11,254

LARGE-CAP VALUE FUND
   JUNE 30, 2004*++                   2.04%      1.47%**    1.47%**     0.48%**      186%           4,827

SMALL-CAP GROWTH FUND
   JUNE 30, 2004*++                   6.48%      1.47%**    1.47%**    (0.87)%**     189%          20,290

MID-CAP GROWTH FUND
   JUNE 30, 2004*++                   2.00%      1.47%**    1.47%**    (0.85)%**     156%          12,048

* SINCE THE COMMENCEMENT OF OPERATIONS: OCTOBER 1, 2001--MEKROS FUND, LARGE-CAP EUROPE FUND AND LARGE-CAP JAPAN FUND; MAY 1, 2003--JUNO FUND; MAY 3, 2004--INVERSE MID-CAP FUND, INVERSE SMALL-CAP FUND, LONG DYNAMIC DOW 30 FUND, INVERSE DYNAMIC DOW 30 FUND, SMALL-CAP VALUE FUND, MID-CAP VALUE FUND, LARGE-CAP VALUE FUND, SMALL-CAP GROWTH FUND AND MID-CAP GROWTH FUND.

**   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

++   UNAUDITED


                               THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 137

--------------------------------------------------------------------------------
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                                   NET REALIZED      NET INCREASE
                                      NET ASSET         NET             AND           (DECREASE)     DISTRIBUTIONS
                                        VALUE,      INVESTMENT      UNREALIZED       IN NET ASSET        FROM NET
                                      BEGINNING       INCOME      GAINS (LOSSES)   VALUE RESULTING     INVESTMENT
                                      OF PERIOD       (LOSS)+      ON SECURITIES   FROM OPERATIONS       INCOME
------------------------------------------------------------------------------------------------------------------
LARGE-CAP GROWTH FUND
   JUNE 30, 2004*++                     $25.00    $ .02               $  .48           $   .50       $  --

SECTOR ROTATION FUND
   JUNE 30, 2004++                       10.08     (.04)                 .09               .05          --
   December 31, 2003                      7.76     (.07)                2.39              2.32          --
   December 31, 2002*                    10.00     (.01)               (2.23)            (2.24)         --

U.S. GOVERNMENT MONEY MARKET FUND
   JUNE 30, 2004++                        1.00       -- ss.ss.ss.         --                --          -- ss.ss.ss.
   December 31, 2003                      1.00       -- ss.ss.            --                --          -- ss.ss.
   December 31, 2002                      1.00       -- ss.               --                --          -- ss.
   December 31, 2001                      1.00      .03                   --               .03        (.03)
   December 31, 2000                      1.00      .05                   --               .05        (.05)
   December 31, 1999                      1.00      .04                   --               .04        (.04)

BANKING FUND
   JUNE 30, 2004++                       32.50      .18                  .77               .95          --
   December 31, 2003                     24.95      .36                 7.52              7.88        (.33)
   December 31, 2002                     25.21      .28                 (.47)             (.19)       (.07)
   December 31, 2001*                    25.00      .45                 (.24)              .21          --

BASIC MATERIALS FUND
   JUNE 30, 2004++                       27.69      .02                 1.48              1.50          --
   December 31, 2003                     21.07      .04                 6.59              6.63        (.01)
   December 31, 2002                     24.21      .09                (3.17)            (3.08)       (.06)
   December 31, 2001*                    25.00      .22                (1.01)             (.79)         --

BIOTECHNOLOGY FUND
   JUNE 30, 2004++                       19.10     (.15)                 .49               .34          --
   December 31, 2003                     13.44     (.28)                5.94              5.66          --
   December 31, 2002                     24.67     (.28)              (10.91)           (11.19)         --
   December 31, 2001*                    25.00     (.55)                 .22              (.33)         --

CONSUMER PRODUCTS FUND
   JUNE 30, 2004++                       29.39      .04                 2.83              2.87          --
   December 31, 2003                     24.36      .01                 5.29              5.30        (.02)
   December 31, 2002                     25.32      .04                 (.95)             (.91)       (.01)
   December 31, 2001*                    25.00      .05                  .27               .32          --

                                      DISTRIBUTIONS                    NET INCREASE   NET ASSET
                                         FROM NET                     (DECREASE) IN     VALUE,       TOTAL
                                         REALIZED         TOTAL         NET ASSET       END OF    INVESTMENT
                                      CAPITAL GAINS   DISTRIBUTIONS       VALUE         PERIOD      RETURN
------------------------------------------------------------------------------------------------------------
LARGE-CAP GROWTH FUND
   JUNE 30, 2004*++                       $  --       $  --              $   .50        $25.50       2.00%

SECTOR ROTATION FUND
   JUNE 30, 2004++                           --          --                  .05         10.13       0.50%
   December 31, 2003                         --          --                 2.32         10.08      29.97%
   December 31, 2002*                        --          --                (2.24)         7.76     (22.40)%

U.S. GOVERNMENT MONEY MARKET FUND
   JUNE 30, 2004++                           --          -- ss.ss.ss.         --          1.00       0.00%
   December 31, 2003                         --          -- ss.ss.            --          1.00       0.01%
   December 31, 2002                         --          -- ss.               --          1.00       0.47%
   December 31, 2001                         --        (.03)                  --          1.00       2.77%
   December 31, 2000                         --        (.05)                  --          1.00       5.20%
   December 31, 1999                         --        (.04)                  --          1.00       3.92%

BANKING FUND
   JUNE 30, 2004++                           --          --                  .95         33.45       2.92%
   December 31, 2003                         --        (.33)                7.55         32.50      31.74%
   December 31, 2002                         --        (.07)                (.26)        24.95      (0.78)%
   December 31, 2001*                        --          --                  .21         25.21       0.84%

BASIC MATERIALS FUND
   JUNE 30, 2004++                           --          --                 1.50         29.19       5.42%
   December 31, 2003                         --        (.01)                6.62         27.69      31.46%
   December 31, 2002                         --        (.06)               (3.14)        21.07     (12.75)%
   December 31, 2001*                        --          --                 (.79)        24.21      (3.16)%

BIOTECHNOLOGY FUND
   JUNE 30, 2004++                           --          --                  .34         19.44       1.78%
   December 31, 2003                         --          --                 5.66         19.10      42.11%
   December 31, 2002                       (.04)       (.04)              (11.23)        13.44     (45.35)%
   December 31, 2001*                        --          --                 (.33)        24.67      (1.32)%

CONSUMER PRODUCTS FUND
   JUNE 30, 2004++                           --          --                 2.87         32.26       9.77%
   December 31, 2003                       (.25)       (.27)                5.03         29.39      21.86%
   December 31, 2002                       (.04)       (.05)                (.96)        24.36      (3.61)%
   December 31, 2001*                        --          --                  .32         25.32       1.28%

                                                  RATIOS TO
                                             AVERAGE NET ASSETS:
                                      --------------------------------
                                                               NET                    NET ASSETS,
                                                            INVESTMENT   PORTFOLIO       END OF
                                        GROSS       NET       INCOME      TURNOVER   PERIOD (000's
                                      EXPENSES   EXPENSES     (LOSS)      RATE***       OMITTED)
--------------------------------------------------------------------------------------------------
LARGE-CAP GROWTH FUND
   JUNE 30, 2004*++$                   1.47%**    1.47%**     0.55%**      1,945%       $  2,467

SECTOR ROTATION FUND
   JUNE 30, 2004++                     1.66%**    1.66%**    (0.71)%**       173%         31,876
   December 31, 2003                   1.70%      1.70%      (0.78)%         401%         20,594
   December 31, 2002*                  1.69%**    1.69%**    (0.16)%**       357%          6,669

U.S. GOVERNMENT MONEY MARKET FUND
   JUNE 30, 2004++                     1.20%**    1.01%**     0.00%**         --         293,505
   December 31, 2003                   1.22%      1.11%       0.01%           --         232,493
   December 31, 2002                   1.23%      1.23%       0.44%           --         258,953
   December 31, 2001                   1.19%      1.19%       2.48%           --          96,515
   December 31, 2000                   1.14%      1.14%       4.99%           --          39,492
   December 31, 1999                   1.39%      1.39%       3.64%           --          99,396

BANKING FUND
   JUNE 30, 2004++                     1.61%**    1.61%**     1.09%**        384%         12,549
   December 31, 2003                   1.65%      1.65%       1.24%        1,268%         17,115
   December 31, 2002                   1.67%      1.67%       1.10%        1,813%          5,008
   December 31, 2001*                  1.99%**    1.99%**     1.80%**        605%            630

BASIC MATERIALS FUND
   JUNE 30, 2004++                     1.61%**    1.61%**     0.15%**        359%         22,207
   December 31, 2003                   1.67%      1.67%       0.17%        1,175%         44,561
   December 31, 2002                   1.75%      1.75%       0.38%        1,848%            901
   December 31, 2001*                  1.95%**    1.95%**     0.85%**        929%            929

BIOTECHNOLOGY FUND
   JUNE 30, 2004++                     1.61%**    1.61%**    (1.51)%**       426%         21,176
   December 31, 2003                   1.64%      1.64%      (1.61)%       1,475%         12,557
   December 31, 2002                   1.79%      1.79%      (1.76)%       3,483%          3,575
   December 31, 2001*                  2.27%**    2.27%**    (2.24)%**       720%          1,959

CONSUMER PRODUCTS FUND
   JUNE 30, 2004++                     1.60%**    1.60%**     0.26%**        427%         39,919
   December 31, 2003                   1.63%      1.63%       0.12%          936%          8,818
   December 31, 2002                   1.72%      1.72%       0.18%          985%          6,153
   December 31, 2001*                  2.07%**    2.07%**     0.19%**        285%          1,305

* SINCE THE COMMENCEMENT OF OPERATIONS: MAY 2, 2001--BANKING FUND, BASIC MATERIALS FUND AND BIOTECHNOLOGY FUND; MAY 29, 2001--CONSUMER PRODUCTS FUND; MAY 1, 2002--SECTOR ROTATION FUND; MAY 3, 2004--LARGE-CAP GROWTH FUND.

**        ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+         CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

++        UNAUDITED

ss.       LESS THAN $.01 PER SHARE. ACTUAL AMOUNT = $.00471.

ss.ss.    LESS THAN $.01 PER SHARE. ACTUAL AMOUNT = $.00011.

ss.ss.ss. LESS THAN $.01 PER SHARE. ACTUAL AMOUNT = $.0000018.

                                              See Notes to Financial Statements.


138 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                       NET REALIZED      NET INCREASE
                             NET ASSET       NET            AND           (DECREASE)     DISTRIBUTIONS
                               VALUE,    INVESTMENT     UNREALIZED       IN NET ASSET       FROM NET
                             BEGINNING     INCOME     GAINS (LOSSES)   VALUE RESULTING     INVESTMENT
                              OFPERIOD     (LOSS)+     ON SECURITIES   FROM OPERATIONS       INCOME
------------------------------------------------------------------------------------------------------
ELECTRONICS FUND
   JUNE 30, 2004++             $16.88       $(.12)        $(1.57)          $(1.69)           $  --
   December 31, 2003             9.94        (.21)          7.15             6.94               --
   December 31, 2002            20.64        (.24)         (9.67)           (9.91)              --
   December 31, 2001*           25.00        (.43)         (3.93)           (4.36)              --

ENERGY FUND
   JUNE 30, 2004++              22.45         .02           3.16             3.18               --
   December 31, 2003            18.25         .01           4.19             4.20               --
   December 31, 2002            21.10        (.02)         (2.83)           (2.85)              --
   December 31, 2001*           25.00        (.11)         (3.79)           (3.90)              --

ENERGY SERVICES FUND
   JUNE 30, 2004++              15.59        (.10)          2.38             2.28               --
   December 31, 2003            14.38        (.16)          1.37             1.21               --
   December 31, 2002            17.74        (.17)         (2.08)           (2.25)              --
   December 31, 2001*           25.00        (.24)         (7.02)           (7.26)              --

FINANCIAL SERVICES FUND
   JUNE 30, 2004++              26.00         .08            .98             1.06               --
   December 31, 2003            20.19         .14           5.70             5.84             (.03)
   December 31, 2002            23.90         .09          (3.69)           (3.60)              --
   December 31, 2001*           25.00        (.02)         (1.08)           (1.10)              --

HEALTH CARE FUND
   JUNE 30, 2004++              24.28        (.08)          1.17             1.09               --
   December 31, 2003            18.71        (.19)          5.76             5.57               --
   December 31, 2002            23.82        (.09)         (4.98)           (5.07)              --
   December 31, 2001*           25.00        (.30)          (.88)           (1.18)              --

INTERNET FUND
   JUNE 30, 2004++              14.68        (.12)          1.60             1.48               --
   December 31, 2003             8.93        (.20)          5.95             5.75               --
   December 31, 2002            15.76        (.17)         (6.66)           (6.83)              --
   December 31, 2001*           25.00        (.37)         (8.87)           (9.24)              --

LEISURE FUND
   JUNE 30, 2004++              20.80        (.11)          1.40             1.29               --
   December 31, 2003            15.42        (.08)          5.46             5.38               --
   December 31, 2002            18.09        (.18)         (2.49)           (2.67)              --
   December 31, 2001*           25.00        (.30)         (6.61)           (6.91)              --

                             DISTRIBUTIONS                    NET INCREASE   NET ASSET
                                FROM NET                     (DECREASE) IN     VALUE,       TOTAL
                                REALIZED         TOTAL         NET ASSET       END OF    INVESTMENT
                             CAPITAL GAINS   DISTRIBUTIONS       VALUE         PERIOD      RETURN
---------------------------------------------------------------------------------------------------
ELECTRONICS FUND
   JUNE 30, 2004++              $   --          $   --         $ (1.69)        $15.19     (10.01)%
   December 31, 2003                --              --            6.94          16.88      69.82%
   December 31, 2002              (.79)           (.79)         (10.70)          9.94     (48.21)%
   December 31, 2001*               --              --           (4.36)         20.64     (17.44)%

ENERGY FUND
   JUNE 30, 2004++                  --              --            3.18          25.63      14.16%
   December 31, 2003                --              --            4.20          22.45      23.01%
   December 31, 2002                --              --           (2.85)         18.25     (13.51)%
   December 31, 2001*               --              --           (3.90)         21.10     (15.60)%

ENERGY SERVICES FUND
   JUNE 30, 2004++                  --              --            2.28          17.87      14.62%
   December 31, 2003                --              --            1.21          15.59       8.41%
   December 31, 2002             (1.11)          (1.11)          (3.36)         14.38     (12.07)%
   December 31, 2001*               --              --           (7.26)         17.74     (29.04)%

FINANCIAL SERVICES FUND
   JUNE 30, 2004++                  --              --            1.06          27.06       4.08%
   December 31, 2003                --            (.03)           5.81          26.00      28.92%
   December 31, 2002              (.11)           (.11)          (3.71)         20.19     (15.10)%
   December 31, 2001*               --              --           (1.10)         23.90      (4.40)%

HEALTH CARE FUND
   JUNE 30, 2004++                  --              --            1.09          25.37       4.49%
   December 31, 2003                --              --            5.57          24.28      29.77%
   December 31, 2002              (.04)           (.04)          (5.11)         18.71     (21.31)%
   December 31, 2001*               --              --           (1.18)         23.82      (4.72)%

INTERNET FUND
   JUNE 30, 2004++                  --              --            1.48          16.16      10.08%
   December 31, 2003                --              --            5.75          14.68      64.39%
   December 31, 2002                --              --           (6.83)          8.93     (43.34)%
   December 31, 2001*               --              --           (9.24)         15.76     (36.96)%

LEISURE FUND
   JUNE 30, 2004++                  --              --            1.29          22.09       6.20%
   December 31, 2003                --              --            5.38          20.80      34.89%
   December 31, 2002                --              --           (2.67)         15.42     (14.76)%
   December 31, 2001*               --              --           (6.91)         18.09     (27.64)%

                                   RATIOS TO
                               AVERAGE NET ASSET:
                             ---------------------
                                            NET                   NET ASSETS,
                                        INVESTMENT   PORTFOLIO       END OF
                               TOTAL      INCOME      TURNOVER   PERIOD (000'S
                             EXPENSES     (LOSS)      RATE***       OMITTED)
------------------------------------------------------------------------------
ELECTRONICS FUND
   JUNE 30, 2004++            1.61%**    (1.37)%**       462%       $ 6,474
   December 31, 2003          1.65%      (1.51)%       1,264%        27,918
   December 31, 2002          1.84%      (1.63)%       2,685%         4,384
   December 31, 2001*         2.36%**    (2.13)%**       466%         1,423

ENERGY FUND
   JUNE 30, 2004++            1.60%**     0.18%**        296%        55,160
   December 31, 2003          1.66%       0.04%        1,225%        31,832
   December 31, 2002          1.72%      (0.13)%       1,341%         5,834
   December 31, 2001*         2.05%**    (0.50)%**       478%         2,177

ENERGY SERVICES FUND
   JUNE 30, 2004++            1.61%**    (1.17)%**       517%        16,968
   December 31, 2003          1.65%      (1.13)%       2,691%         7,754
   December 31, 2002          1.71%      (1.00)%       2,159%         4,427
   December 31, 2001*         2.06%**    (1.26)%**     3,182%         1,551

FINANCIAL SERVICES FUND
   JUNE 30, 2004++            1.61%**     0.59%**        357%        24,304
   December 31, 2003          1.64%       0.61%        2,039%        15,581
   December 31, 2002          1.85%       0.41%        1,727%         2,748
   December 31, 2001*         2.19%**    (0.11)%**       315%         2,607

HEALTH CARE FUND
   JUNE 30, 2004++            1.60%**    (0.64)%**       334%        46,382
   December 31, 2003          1.64%      (0.88)%       1,222%        27,880
   December 31, 2002          1.70%      (0.45)%       1,617%         5,164
   December 31, 2001*         2.23%**    (1.33)%**       757%           951

INTERNET FUND
   JUNE 30, 2004++            1.61%**    (1.54)%**       299%        34,836
   December 31, 2003          1.65%      (1.59)%         957%        25,101
   December 31, 2002          1.75%      (1.69)%       3,041%         3,703
   December 31, 2001*         2.33%**    (2.29)%**     2,341%           891

LEISURE FUND
   JUNE 30, 2004++            1.60%**    (1.00)%**       279%        16,029
   December 31, 2003          1.65%      (0.41)%       1,353%        30,016
   December 31, 2002          1.74%      (0.98)%       1,976%         2,015
   December 31, 2001*         1.98%**    (1.49)%**       269%           804

* SINCE THE COMMENCEMENT OF OPERATIONS: MAY 2, 2001--ENERGY SERVICES FUND; MAY 22, 2001--LEISURE FUND; MAY 24, 2001--INTERNET FUND; MAY 29, 2001--ENERGY FUND; JUNE 19, 2001--HEALTH CARE FUND; JULY 20,
     2001--FINANCIAL SERVICES FUND; AUGUST 3, 2001--ELECTRONICS FUND.

**   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

++   UNAUDITED


                               THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 139

FINANCIAL HIGHLIGHTS (CONCLUDED)
--------------------------------------------------------------------------------
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                     NET REALIZED      NET INCREASE
                           NET ASSET       NET            AND           (DECREASE)     DISTRIBUTIONS
                             VALUE,    INVESTMENT     UNREALIZED       IN NET ASSET       FROM NET
                           BEGINNING     INCOME     GAINS (LOSSES)   VALUE RESULTING     INVESTMENT
                           OF PERIOD     (LOSS)+     ON SECURITIES   FROM OPERATIONS       INCOME
----------------------------------------------------------------------------------------------------
PRECIOUS METALS FUND
   JUNE 30, 2004++           $ 9.99       $(.03)        $(2.08)           $(2.11)          $  --
   December 31, 2003           7.09        (.03)          2.93              2.90              --
   December 31, 2002           4.87        (.02)          2.24              2.22              --
   December 31, 2001           4.31        (.04)           .60               .56              --
   December 31, 2000           5.43        (.07)         (1.05)            (1.12)             --
   December 31, 1999           5.81        (.07)          (.14)             (.21)             --

REAL ESTATE FUND
   JUNE 30, 2004++            30.25         .77            .82              1.59              --
   December 31, 2003          24.96         .94           6.62              7.56            (.85)
   December 31, 2002          25.77        1.97          (2.26)             (.29)           (.48)
   December 31, 2001*         25.00        1.44           (.42)             1.02            (.25)

RETAILING FUND
   JUNE 30, 2004++            25.99        (.10)          1.25              1.15              --
   December 31, 2003          19.29        (.25)          7.05              6.80              --
   December 31, 2002          25.65        (.27)         (5.30)            (5.57)             --
   December 31, 2001*         25.00        (.38)          1.03               .65              --

TECHNOLOGY FUND
   JUNE 30, 2004++            14.88        (.10)           .20               .10              --
   December 31, 2003           9.92        (.18)          6.21              6.03              --
   December 31, 2002          18.61        (.18)         (7.15)            (7.33)             --
   December 31, 2001*         25.00        (.39)         (6.00)            (6.39)             --

TELECOMMUNICATIONS FUND
   JUNE 30, 2004++            18.22        (.03)          1.11              1.08              --
   December 31, 2003          13.63        (.03)          4.62              4.59              --
   December 31, 2002          22.56        (.05)         (8.88)            (8.93)             --
   December 31, 2001*         25.00        (.36)         (2.08)            (2.44)             --

TRANSPORTATION FUND
   JUNE 30, 2004++            25.97        (.09)          1.62              1.53              --
   December 31, 2003          21.55        (.15)          4.57              4.42              --
   December 31, 2002          24.40        (.14)         (2.71)            (2.85)             --
   December 31, 2001*         25.00        (.20)          (.40)             (.60)             --

UTILITIES FUND
   JUNE 30, 2004++            14.96         .13            .44               .57              --
   December 31, 2003          12.24         .31           2.77              3.08            (.36)
   December 31, 2002          18.23         .33          (6.31)            (5.98)           (.01)
   December 31, 2001*         25.00         .33          (7.10)            (6.77)             --

                           DISTRIBUTIONS                    NET INCREASE   NET ASSET
                              FROM NET                     (DECREASE) IN     VALUE,       TOTAL
                              REALIZED         TOTAL         NET ASSET       END OF    INVESTMENT
                           CAPITAL GAINS   DISTRIBUTIONS       VALUE         PERIOD      RETURN
-------------------------------------------------------------------------------------------------
PRECIOUS METALS FUND
   JUNE 30, 2004++            $   --          $   --          $(2.11)        $ 7.88     (21.12)%
   December 31, 2003              --              --            2.90           9.99      40.90%
   December 31, 2002              --              --            2.22           7.09      45.59%
   December 31, 2001              --              --             .56           4.87      12.99%
   December 31, 2000              --              --           (1.12)          4.31     (20.63)%
   December 31, 1999            (.17)           (.17)           (.38)          5.43      (3.58)%

REAL ESTATE FUND
   JUNE 30, 2004++                --              --            1.59          31.84       5.26%
   December 31, 2003           (1.42)          (2.27)           5.29          30.25      30.31%
   December 31, 2002            (.04)           (.52)           (.81)         24.96      (1.12)%
   December 31, 2001*             --            (.25)            .77          25.77       4.09%

RETAILING FUND
   JUNE 30, 2004++                --              --            1.15          27.14       4.42%
   December 31, 2003            (.10)           (.10)           6.70          25.99      35.27%
   December 31, 2002            (.79)           (.79)          (6.36)         19.29     (21.91)%
   December 31, 2001*             --              --             .65          25.65       2.60%

TECHNOLOGY FUND
   JUNE 30, 2004++                --              --             .10          14.98       0.67%
   December 31, 2003           (1.07)          (1.07)           4.96          14.88      61.32%
   December 31, 2002           (1.36)          (1.36)          (8.69)          9.92     (39.11)%
   December 31, 2001*             --              --           (6.39)         18.61     (25.56)%

TELECOMMUNICATIONS FUND
   JUNE 30, 2004++                --              --            1.08          19.30       5.93%
   December 31, 2003              -- ss.          -- ss.        4.59          18.22      33.68%
   December 31, 2002              --              --           (8.93)         13.63     (39.58)%
   December 31, 2001*             --              --           (2.44)         22.56      (9.76)%

TRANSPORTATION FUND
   JUNE 30, 2004++                --              --            1.53          27.50       5.89%
   December 31, 2003              --              --            4.42          25.97      20.51%
   December 31, 2002              --              --           (2.85)         21.55     (11.68)%
   December 31, 2001*             --              --            (.60)         24.40      (2.40)%

UTILITIES FUND
   JUNE 30, 2004++                --              --             .57          15.53       3.81%
   December 31, 2003              --            (.36)           2.72          14.96      25.40%
   December 31, 2002              --            (.01)          (5.99)         12.24     (32.83)%
   December 31, 2001*             --              --           (6.77)         18.23     (27.08)%

                                 RATIOS TO
                            AVERAGE NET ASSETS:
                           ---------------------
                                          NET                   NET ASSETS,
                                      INVESTMENT   PORTFOLIO       END OF
                             TOTAL      INCOME      TURNOVER   PERIOD (000'S
                           EXPENSES     (LOSS)      RATE***       OMITTED)
----------------------------------------------------------------------------
PRECIOUS METALS FUND
   JUNE 30, 2004++          1.51%**    (0.61)%**       277%       $29,320
   December 31, 2003        1.54%      (0.38)%         658%        44,606
   December 31, 2002        1.67%      (0.29)%       1,001%        38,839
   December 31, 2001        2.18%      (0.79)%         957%           875
   December 31, 2000        2.04%      (1.45)%         965%         3,400
   December 31, 1999        2.17%      (1.39)%       1,239%         6,992

REAL ESTATE FUND
   JUNE 30, 2004++          1.61%**     4.81%**        659%         8,262
   December 31, 2003        1.64%       3.26%        1,478%        12,183
   December 31, 2002        1.68%       7.60%        1,927%         1,902
   December 31, 2001*       2.31%**     5.75%**         17%           162

RETAILING FUND
   JUNE 30, 2004++          1.60%**    (0.74)%**       304%        21,641
   December 31, 2003        1.64%      (1.04)%         785%        15,149
   December 31, 2002        1.81%      (1.23)%       1,668%         3,102
   December 31, 2001*       2.24%**    (1.65)%**       740%         1,994

TECHNOLOGY FUND
   JUNE 30, 2004++          1.61%**    (1.27)%**       393%        17,275
   December 31, 2003        1.64%      (1.39)%       1,302%        20,641
   December 31, 2002        1.71%      (1.52)%       1,098%         5,021
   December 31, 2001*       2.34%**    (2.08)%**       490%         1,216

TELECOMMUNICATIONS FUND
   JUNE 30, 2004++          1.62%**    (0.30)%**       405%        12,771
   December 31, 2003        1.64%      (0.19)%         974%        14,543
   December 31, 2002        1.69%      (0.39)%         855%         6,106
   December 31, 2001*       2.25%**    (1.61)%**     1,316%           407

TRANSPORTATION FUND
   JUNE 30, 2004++          1.60%**    (0.69)%**       263%        30,134
   December 31, 2003        1.64%      (0.65)%       1,045%         8,032
   December 31, 2002        1.69%      (0.63)%       1,435%         6,301
   December 31, 2001*       2.16%**    (0.89)%**       609%           522

UTILITIES FUND
   JUNE 30, 2004++          1.61%**     1.71%**        551%         4,848
   December 31, 2003        1.62%       2.29%        1,491%        13,430
   December 31, 2002        1.67%       2.54%          829%        23,846
   December 31, 2001*       2.08%**     1.59%**      1,040%           908

* SINCE THE COMMENCEMENT OF OPERATIONS: MAY 2, 2001--TECHNOLOGY FUND AND UTILITIES FUND; JUNE 11, 2001--TRANSPORTATION FUND; JULY 23,
     2001--RETAILING FUND; JULY 27, 2001--TELECOMMUNICATIONS FUND; OCTOBER 1, 2001--REAL ESTATE FUND.

**   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

+    CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

++   UNAUDITED

ss.  LESS THAN $.01 PER SHARE. ACTUAL AMOUNT = $.00019.

                                              See Notes to Financial Statements.


140 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1.   SIGNIFICANT ACCOUNTING POLICIES

The Rydex Variable Trust (the "Trust") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a non-diversified, open-ended investment company and is authorized to issue an unlimited number of no par value shares. As of June 30, 2004, the Trust consisted of forty-four operating Funds:twenty-two Benchmark funds, one Strategic fund, one Money Market fund, eighteen Sector funds, and two CLS AdvisorOne funds. This report covers the Benchmark, Strategic, Money Market, and Sector funds (the "Funds"), while the CLS AdvisorOne funds are contained in a separate report. Rydex Global Advisors (the "Advisor") serves as investment advisor to the Funds. Rydex Distributors, Inc. acts as principal underwriter for the Trust.

The Trust was organized on June 11, 1998 as a Delaware business trust. Effective November 2, 1998, the fund assets and liabilities of the Rydex Advisor Variable Annuity Account (the "Separate Account"), a segregated investment account of Conseco Variable Insurance Company (formerly Great American Reserve Insurance Company), were transferred to the Trust in exchange for shares of the funds of the Trust (the "Separate Account Restructuring"). Shares of the funds (full and fractional) were issued to corresponding subaccounts of the Separate Account. The value per share of each fund was equivalent in value to the value of outstanding accumulation units of the corresponding subaccount. The Trust offers shares of the Funds to insurance companies for their variable annuity and variable life insurance contracts.

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America and are consistently followed by the Trust.

A. Equity securities listed on an exchange (New York Stock Exchange ("NYSE") or American Stock Exchange) are valued at the last quoted sales price as of close of business on the NYSE, usually 4:00 p.m., Eastern Time, on the valuation date. Equity securities listed on the Nasdaq market system are valued at the Nasdaq Official Closing Price, usually as of 4:00 p.m., Eastern Time, on the valuation date. Listed options held by the Trust are valued at their last bid price. Over-the-counter options held by the Trust are valued using the average bid price obtained from one or more security dealers. The value of futures contracts purchased and sold by the Trust are accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the last quoted sales price, usually as of 4:00 p.m., Eastern Time, on the valuation date.

The value of domestic equity index swap agreements entered into by the funds is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the NYSE, usually 4:00 p.m., Eastern Time. The swap's market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement.

The value of foreign equity index swap agreements entered into by the funds is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the average price at which orders are being filled (the "average fill price") at the close of the NYSE, usually 4:00 p.m., Eastern Time. The swap's market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

Short-term securities, if any, are valued at amortized cost, which approximates market value. Securities and assets, including index options, for which market quotations are not readily available are valued at fair value as determined in good faith by or under direction of the Board of Trustees or by the Advisor using methods established or ratified by the Board of Trustees.

B. Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis.

C. Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized capital gains are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for items such as deferral of wash sales and post-October losses and regulated futures contracts and options. Net investment income and loss, net realized gains and losses, and net assets are not affected by these differences.

D. When a fund engages in a short sale, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The fund maintains a segregated account of securities as collateral for short sales. The Fund is exposed to market risk based on the amount, if any, that the market value of the stock exceeds the market value of the securities in the segregated account.


                               THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 141

--------------------------------------------------------------------------------

E. Upon the purchase of an option by a fund, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the fund will realize a loss in the amount of the cost of the option. When a fund enters into a closing sale transaction, the fund will realize a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option. When a fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When a fund exercises a call option, the cost of the security that the fund purchases upon exercise will be increased by the premium originally paid. When a fund writes (sells) an option, an amount equal to the premium received is entered in the Trust's accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When an option expires, or if the fund enters into a closing purchase transaction, the fund realizes a gain or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold.

F. The Trust may purchase or sell stock and bond index futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, the fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

G. The Trust may enter into equity index swap agreements, which are over-the-counter contracts in which one party agrees to make periodic payments based on the change in market value of a specified equity security, basket of equity securities, or equity index in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different equity security, basket of equity securities, or equity index. Swap agreements are used to obtain exposure to an equity or market without owning or taking physical custody of securities.

H. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain and loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

I. The Trust may enter into forward currency contracts primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a forward currency contract, the fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and the corresponding unrealized gain or loss on the contracts, as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statements of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statements of Operations.

J. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

2.   FINANCIAL INSTRUMENTS

As part of its investment strategy, the Trust may utilize a variety of derivative instruments, including options, futures, and swap agreements. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities.


142 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

The risk associated with purchasing options is limited to the premium originally paid. Options written by a fund involve, to varying degrees, risk of loss in excess of the option value reflected in the Statements of Assets and Liabilities. The risk in writing a covered call option is that a fund may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a covered put option is that a fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that a fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty's inability to perform. The Trust has established strict counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better.

There are several risks in connection with the use of futures contracts. Futures contracts involve, to varying degrees, risk of loss in excess of amounts reflected in the financial statements. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that a fund may not be able to enter into a closing transaction because of an illiquid secondary market.

The use of equity swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. Although a fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy, a fund does bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the agreement counterparty. The Trust has established strict counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better.

In conjunction with the use of options, futures, options on futures and swap agreements, as well as short sales of securities, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash segregated at the custodian bank, discount notes, or the repurchase agreements allocated to each Fund.

The risks inherent in the use of options, futures contracts, options on futures contracts, and swap agreements include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of the instruments and movements in the price of the underlying securities, indices, or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; and 4) the potential of counterparty default.

3.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of an investment advisory contract, the Trust pays Rydex Global Advisors (the "Advisor"), an affiliated entity, investment advisory fees calculated at an annualized rate of 0.50% of the average daily net assets of the U.S. Government Bond Fund and the U.S. Government Money Market Fund; 0.75% of the average daily net assets of the Nova Fund, the OTC Fund, the Small-Cap Value Fund, the Mid-Cap Value Fund, the Large-Cap Value Fund, the Small-Cap Growth Fund, the Mid-Cap Growth Fund, the Large-Cap Growth Fund, and the Precious Metals Fund; 0.85% of the average daily net assets of the Banking Fund, the Basic Materials Fund, the Biotechnology Fund, the Consumer Products Fund, the Electronics Fund, the Energy Fund, the Energy Services Fund, the Financial Services Fund, the Health Care Fund, the Internet Fund, the Leisure Fund, the Real Estate Fund, the Retailing Fund, the Technology Fund, the Telecommunications Fund, the Transportation Fund, and the Utilities Fund; and 0.90% of the average daily net assets of the Ursa Fund, the Arktos Fund, the Titan 500 Fund, the Velocity 100 Fund, the Medius Fund, the Inverse Mid-Cap Fund, the Mekros Fund, the Inverse Small-Cap Fund, the Juno Fund, the Large-Cap Europe Fund, the Large-Cap Japan Fund, the Long Dynamic Dow 30 Fund, the Inverse Dynamic Dow 30 Fund, and the Sector Rotation Fund. Certain officers and trustees of the Trust are also officers of Rydex Global Advisors.

Rydex Fund Services, Inc. (the "Servicer"), an affiliated entity, provides transfer agent and administrative services to the Trust calculated at an annual percentage rate of 0.20% of the average daily net assets of the U.S. Government Bond Fund and the U.S. Government Money Market Fund; and 0.25% of the average daily net assets of the Nova Fund, the Ursa Fund, the OTC Fund, the Arktos Fund, the Titan 500 Fund, the Velocity 100 Fund, the Medius Fund, the Inverse Mid-Cap Fund, the Mekros Fund, the Inverse Small-Cap Fund, the Juno Fund, the Large-Cap Europe Fund, the Large-Cap Japan Fund, the Long Dynamic Dow 30 Fund, the Inverse Dynamic Dow 30 Fund, the Small-Cap Value Fund, the Mid-Cap Value Fund, the Large-Cap Value Fund, the Small-Cap Growth Fund, the Mid-Cap Growth Fund, the Large-Cap Growth Fund, the Sector Rotation Fund, the Banking Fund, the Basic Materials Fund, the Biotechnology Fund, the Consumer Products Fund, the Electronics Fund, the Energy Fund, the Energy Services Fund, the Financial Services Fund, the Health Care Fund, the Internet Fund, the Leisure Fund, the Precious Metals Fund, the Real Estate Fund, the Retailing Fund, the Technology Fund, the Telecommunications Fund, the Transportation Fund, and the Utilities Fund.

The Servicer also provides accounting services to the Trust calculated at an annualized rate of 0.10% on the first $250 million of the average daily net assets, 0.075% on the next $250 million of the average daily net assets, 0.05% on the next $250 million of the average daily net assets, and 0.03% on the average daily net assets over $750 million of each of the Funds.


                               THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 143

--------------------------------------------------------------------------------

Certain officers and trustees of the trust are also officers of Rydex Fund Services, Inc.

The Servicer also provides other necessary services to the Trust, such as accounting and auditing services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses vary from Fund to Fund and are allocated to the Funds based on relative net assets or average net assets, as applicable.

The Trust has adopted an Investor Services Plan for which Rydex Distributors, Inc. (the "Distributor"), an affiliated entity, and other firms that provide shareholder services ("Service Providers") may receive compensation. The Trust will pay fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets. The Distributor, in turn, will compensate Service Providers for providing such services, while retaining a portion of such payments to compensate it for shareholder services it performs. For the period ending June 30, 2004, Rydex Distributors, Inc. voluntarily waived service fees in the amount of $284,284 in the U.S. Government Money Market Fund.

4.   FEDERAL INCOME TAX INFORMATION

The Funds intend to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income to shareholders. Therefore, no Federal income tax provision is required.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments for futures and options transactions, foreign currency transactions, losses deferred due to wash sales, losses deferred due to post-October losses, and excise tax regulations.

Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. This includes net operating losses not utilized during the current year and differences in the treatment of certain notional principal contracts. These reclassifications have no effect on net assets or net asset values per share. Any taxable gain remaining at fiscal year end is distributed in the following year.


144 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

TAX BASIS UNREALIZED GAIN (LOSS) ON INVESTMENTS AND DISTRIBUTIONS

At June 30, 2004, the cost of securities for federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

                                                              TAX           TAX           NET
                                                TAX    UNREALIZED    UNREALIZED    UNREALIZED
FUND                                           COST          GAIN          LOSS   GAIN/(LOSS)
------------------------------------   ------------   -----------  ------------   -----------
Nova Fund ..........................   $142,142,584   $ 7,795,143   $  (309,491)  $ 7,485,652
Ursa Fund ..........................     22,680,008            --      (184,604)     (184,604)
OTC Fund ...........................    185,010,496    64,244,227       (99,864)   64,144,363
Arktos Fund ........................     34,578,458            --    (1,152,849)   (1,152,849)
Titan 500 Fund .....................     38,355,703       524,357      (113,160)      411,197
Velocity 100 Fund ..................     40,628,858     1,847,853      (174,997)    1,672,856
Medius Fund ........................     44,562,727     1,752,481      (345,982)    1,406,499
Inverse Mid-Cap Fund ...............      1,476,032            --       (26,446)      (26,446)
Mekros Fund ........................    115,816,901     2,254,716      (710,672)    1,544,044
Inverse Small-Cap Fund .............     18,567,447            --      (756,882)     (756,882)
U.S. Government Bond Fund ..........     29,050,706            --    (1,258,271)   (1,258,271)
Juno Fund ..........................     89,198,081     1,923,131      (286,138)    1,636,993
Large-Cap Europe Fund ..............      8,152,354            --      (112,881)     (112,881)
Large-Cap Japan Fund ...............     23,851,195       611,087            --       611,087
Long Dynamic Dow 30 Fund ...........      2,243,598        37,403        (7,497)       29,906
Inverse Dynamic Dow 30 Fund ........      1,134,214            --        (9,533)       (9,533)
Small-Cap Value Fund ...............     20,301,221       929,232       (89,202)      840,030
Mid-Cap Value Fund .................     10,956,391       320,651       (33,224)      287,427
Large-Cap Value Fund ...............      4,732,253       100,777       (19,562)       81,215
Small-Cap Growth Fund ..............     19,975,519       429,866      (126,397)      303,469
Mid-Cap Growth Fund ................     11,938,842       155,124      (143,544)       11,580
Large-Cap Growth Fund ..............      2,866,436            --      (395,376)     (395,376)
Sector Rotation Fund ...............     36,947,588     2,344,347      (360,925)    1,983,422
U.S. Government Money Market Fund ..    296,373,192            --            --            --
Banking Fund .......................     13,490,963       834,940       (15,267)      819,673
Basic Materials Fund ...............     23,448,570     2,101,150            --     2,101,150
Biotechnology Fund .................     26,594,276            --       (63,017)      (63,017)
Consumer Products Fund .............     42,941,671     1,776,764      (235,362)    1,541,402
Electronics Fund ...................      6,516,337     1,118,562        (6,487)    1,112,075
Energy Fund ........................     60,890,197     4,795,559       (15,718)    4,779,841
Energy Services Fund ...............     19,112,424       842,797            --       842,797
Financial Services Fund ............     25,942,239     1,359,279       (98,523)    1,260,756
Health Care Fund ...................     56,554,532     1,042,809      (474,135)      568,674
Internet Fund ......................     40,852,328     3,913,854       (60,192)    3,853,662
Leisure Fund .......................     19,274,916     1,261,805      (261,847)      999,958
Precious Metals Fund ...............     37,010,821     2,105,166        (8,344)    2,096,822
Real Estate Fund ...................      8,178,105       192,581          (318)      192,263
Retailing Fund .....................     24,757,069     1,839,997       (86,230)    1,753,767
Technology Fund ....................     19,510,191     1,840,977      (131,010)    1,709,967
Telecommunications Fund ............     15,320,620     1,055,486       (49,054)    1,006,432
Transportation Fund ................     30,654,722     1,822,466       (59,923)    1,762,543
Utilities Fund .....................      2,271,091     3,523,977            --     3,523,977

5.   REPURCHASE AGREEMENTS

The Trust's sector funds transfer uninvested cash balances into a single joint account, along with the Sector Rotation Fund, the Small-Cap Value Fund, the Mid-Cap Value Fund, the Large-Cap Value Fund, the Small-Cap Growth Fund, the Mid-Cap Growth Fund, and the Large-Cap Growth Fund (all included in the Trust). The daily aggregate balance is invested in a repurchase agreement collateralized by obligations of U.S. Government Agencies. The collateral is in the possession of the Trust's custodians and is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreement at maturity.


                               THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 145

--------------------------------------------------------------------------------

The repurchase agreement that was executed and outstanding as of June 30, 2004 was as follows:

COUNTERPARTY                       TERMS OF AGREEMENT   FACE VALUE   MARKET VALUE   MATURITY VALUE
--------------------------------   ------------------   ----------   ------------   --------------
U.S. Bank NA ...................   1.00% due 07/01/04   $7,113,948    $7,113,948      $7,114,143
                                                                      ----------      ----------
                                                                      $7,113,948      $7,114,143
                                                                      ==========      ==========

As of June 30, 2004, the collateral for the repurchase agreement was as follows:

SECURITY TYPE                      RANGE OF RATES    PAR VALUE   MARKET VALUE
--------------------------------   --------------   ----------   ------------
Ginnie Mae .....................   2.653% - 5.000%  $7,516,650    $7,236,698
                                                                  ----------
                                                                  $7,236,698
                                                                  ==========

The Nova Fund, the Ursa Fund, the OTC Fund, the Arktos Fund, the Titan 500 Fund, the Velocity 100 Fund, the Medius Fund, the Inverse Mid-Cap Fund, the Mekros Fund, the Inverse Small-Cap Fund, the U.S. Government Bond Fund, the Juno Fund, the Large-Cap Europe Fund, the Large-Cap Japan Fund, the Long Dynamic Dow 30 Fund, the Inverse Dynamic Dow 30 Fund, and the U.S. Government Money Market Fund transfer uninvested cash balances into a single joint account. The daily aggregate balance is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury or U.S. Government Agencies. The collateral is in the possession of the Trust's custodians and is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreements at maturity.

The repurchase agreements that were executed by the joint account and outstanding as of June 30, 2004 was as follows:

COUNTERPARTY                       TERMS OF AGREEMENT    FACE VALUE   MARKET VALUE   MATURITY VALUE
--------------------------------   ------------------   -----------   ------------   --------------
Morgan Stanley, Inc. ...........   1.18% due 07/01/04   $83,000,000   $ 83,000,000    $ 83,002,676
U.S. Bank NA ...................   1.00% due 07/01/04    82,784,045     82,784,045      82,786,307
Lehman Brothers, Inc. ..........   1.23% due 07/01/04    82,000,000     82,000,000      82,002,756
UBS Financial Services, Inc. ...   1.43% due 07/01/04    80,000,000     80,000,000      80,003,126
                                                                      ------------    ------------
                                                                      $327,784,045    $327,794,865
                                                                      ============    ============

As of June 30, 2004, the collateral for the repurchase agreements in the joint account was as follows:

SECURITY TYPE                       RANGE OF RATES      PAR VALUE   MARKET VALUE
--------------------------------   ---------------   ------------   ------------
U.S. Treasury Bonds ............    3.000% - 4.000%  $ 81,855,866   $ 81,777,614
U.S. Treasury Notes ............   1.875% - 10.370%   151,775,950    168,309,687
Ginnie Mae .....................        5.000%         87,519,916     84,221,389
                                                                    ------------
                                                                    $334,308,690
                                                                    ============

The Large-Cap Europe Fund, the Large-Cap Japan Fund, the Mekros Fund, the Arktos Fund, the Velocity 100 Fund, the Long Dynamic Dow 30 Fund, and the Inverse Dynamic Dow 30 Fund transfer uninvested cash balances into a single joint account, along with uninvested cash balances of Rydex Series funds, (the Mekros Fund and the Medius Fund), and Rydex Dynamic funds, (the Titan 500 Master Portfolio, the Tempest 500 Master Portfolio, the Velocity 100 Master Portfolio, and Venture 100 Master Portfolio). The daily aggregate balance is invested in a repurchase agreement collateralized by obligations of U.S. Government Agencies. The collateral is in the possession of the Trusts' custodians and is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreement at maturity.

The repurchase agreement that was executed and outstanding as of June 30, 2004 was as follows:

COUNTERPARTY                       TERMS OF AGREEMENT    FACE VALUE   MARKET VALUE   MATURITY VALUE
--------------------------------   ------------------   -----------   ------------   --------------
U.S. Bank NA ...................   1.00% due 07/01/04   $25,977,649    $25,977,649     $25,978,359
                                                                       -----------     -----------
                                                                       $25,977,649     $25,978,359
                                                                       ===========     ===========

As of June 30, 2004, the collateral for the repurchase agreement was as follows:

SECURITY TYPE                      RANGE OF RATES     PAR VALUE   MARKET VALUE
-------------                      --------------   -----------   ------------

Ginnie Mae .....................   5.000% - 6.000%  $27,642,553    $26,647,783
                                                                   -----------
                                                                   $26,647,783
                                                                   ===========

In the event of counterparty default, the Trust has the right to collect the collateral to offset losses incurred. There is potential loss to the Trust in the event the Trust is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Trust seeks to assert its rights. The Trust's investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the credit worthiness of those banks and dealers with which the Trust enters into repurchase agreements to evaluate potential risks.


146 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

6. SECURITIES TRANSACTIONS

During the period ended June 30, 2004, cost of purchases and proceeds from sales of investment securities, excluding short-term and temporary cash investments, were:

                                                                                                                 INVERSE
                                     NOVA  URSA           OTC  ARKTOS     TITAN 500  VELOCITY 100        MEDIUS  MID-CAP
                                     FUND  FUND          FUND    FUND          FUND          FUND          FUND     FUND
                             ------------  ----  ------------  ------  ------------  ------------  ------------  -------
Purchases .................  $338,755,767   $--  $363,245,163    $--   $134,547,743   $91,033,075  $144,721,823    $--
Sales .....................  $324,418,273   $--  $314,996,898    $--   $128,576,604   $95,535,779  $124,448,566    $--

                                             INVERSE          U.S.                LARGE-CAP  LARGE-CAP         LONG      INVERSE
                                   MEKROS  SMALL-CAP    GOVERNMENT          JUNO     EUROPE      JAPAN      DYNAMIC      DYNAMIC
                                     FUND       FUND     BOND FUND          FUND       FUND       FUND  DOW 30 FUND  DOW 30 FUND
                             ------------  ---------  ------------  ------------  ---------  ---------  -----------  -----------
Purchases .................  $467,383,749     $--     $254,004,797  $132,542,513     $--        $--      $6,166,580      $--
Sales .....................  $489,038,518     $--     $276,570,548  $ 93,953,170     $--        $--      $4,534,904      $--

                                                                                                                                U.S.
                               SMALL-CAP      MID-CAP    LARGE-CAP    SMALL-CAP      MID-CAP    LARGE-CAP       SECTOR    GOVERNMENT
                                   VALUE        VALUE        VALUE       GROWTH       GROWTH       GROWTH     ROTATION  MONEY MARKET
                                    FUND         FUND         FUND         FUND         FUND         FUND         FUND          FUND
                             -----------  -----------  -----------  -----------  -----------  -----------  -----------  ------------
Purchases .................  $25,081,607  $27,896,648  $11,764,074  $59,209,801  $24,746,965  $30,402,023  $49,859,897       $--
Sales .....................  $ 4,998,133  $17,445,319  $ 7,084,020  $39,590,388  $12,899,772  $27,756,812  $39,357,667       $--

                                                   BASIC       BIOTECH-       CONSUMER
                                  BANKING      MATERIALS         NOLOGY       PRODUCTS
                                     FUND           FUND           FUND           FUND
                              -----------   ------------   ------------   ------------
Purchases .................   $63,019,099   $ 95,387,514   $102,287,454   $133,771,420
Sales .....................   $67,279,136   $117,899,765   $ 93,106,465   $105,131,551

                                                                 ENERGY     FINANCIAL
                              ELECTRONICS         ENERGY       SERVICES      SERVICES
                                     FUND           FUND           FUND          FUND
                              -----------   ------------   ------------   -----------
Purchases .................   $49,335,980   $129,042,474   $87,708,276    $87,117,022
Sales .....................   $69,729,213   $110,264,145   $79,212,646    $78,744,131

                                    HEALTH                                   PRECIOUS
                                      CARE      INTERNET       LEISURE         METALS
                                      FUND          FUND          FUND           FUND
                              ------------   -----------   -----------   ------------
Purchases .................   $131,469,867   $86,749,373   $64,249,795   $104,051,874
Sales .....................   $112,873,079   $79,029,710   $78,816,852   $107,242,045

                                      REAL                                TELECOMMU-
                                    ESTATE     RETAILING    TECHNOLOGY     NICATIONS
                                      FUND          FUND          FUND          FUND
                              ------------   -----------   -----------   -----------
Purchases .................   $120,294,403   $56,612,054   $74,551,403   $70,092,405
Sales .....................   $122,260,627   $50,325,514   $77,819,564   $72,901,487

                                TRANSPOR-
                                   TATION     UTILITIES
                                     FUND          FUND
                              -----------   -----------
Purchases .................   $49,956,147   $55,700,964
Sales .....................   $28,849,308   $64,517,620


                               THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 147

--------------------------------------------------------------------------------

7. SHARE TRANSACTIONS

The Trust is authorized to distribute an unlimited number of no par value shares. Transactions in shares for the period ended June 30, 2004 were:

                                                                                                                        INVERSE
                                    NOVA         URSA          OTC       ARKTOS   TITAN 500  VELOCITY 100      MEDIUS   MID-CAP
                                    FUND         FUND         FUND         FUND        FUND          FUND        FUND     FUND*
                             -----------  -----------  -----------  -----------  ----------  ------------  ----------  --------
Shares Purchased ..........   51,852,035   32,020,918   34,772,628   27,802,534   6,941,285    11,085,081   6,982,163   193,222
Purchased through
   Dividend Reinvestment ..           --           --           --           --          --            --          --        --
                             -----------  -----------  -----------  -----------  ----------   -----------  ----------  --------
Total Purchased ...........   51,852,035   32,020,918   34,772,628   27,802,534   6,941,285    11,085,081   6,982,163   193,222
Shares Redeemed ...........  (44,285,449) (31,041,691) (30,804,332) (27,816,754) (6,812,012)  (11,361,906) (5,810,751) (162,085)
                             -----------  -----------  -----------  -----------  ----------   -----------  ----------  --------
Net Shares Purchased
   (Redeemed) .............    7,566,586      979,227    3,968,296      (14,220)    129,273      (276,825)  1,171,412    31,137
                             ===========  ===========  ===========  ===========  ==========   ===========  ==========  ========

                                                            U.S.                                          LONG   INVERSE
                                            INVERSE   GOVERNMENT               LARGE-CAP   LARGE-CAP   DYNAMIC   DYNAMIC
                                 MEKROS   SMALL-CAP         BOND        JUNO      EUROPE       JAPAN    DOW 30    DOW 30
                                   FUND       FUND*         FUND        FUND        FUND        FUND     FUND*     FUND*
                             -----------  ---------  -----------  ----------  ----------  ----------  --------  --------
Shares Purchased ..........   20,793,009    838,992   22,519,122   8,785,328   4,125,044   6,764,905   381,935   155,942
Purchased through
   Dividend Reinvestment ..           --         --       79,370          --          --          --        --        --
                             -----------   --------  -----------  ----------  ----------  ----------  --------  --------
Total Purchased ...........   20,793,009    838,992   22,598,492   8,785,328   4,125,044   6,764,905   381,935   155,942
Shares Redeemed ...........  (21,145,159)  (410,208) (25,858,228) (7,682,532) (5,392,802) (6,241,998) (293,869) (128,658)
                             -----------   --------  -----------  ----------  ----------  ----------  --------  --------
Net Shares Purchased
   (Redeemed) .............     (352,150)   428,784   (3,259,736)  1,102,796  (1,267,758)    522,907    88,066    27,284
                             ===========   ========  ===========  ==========  ==========  ==========  ========  ========

                                                                                                                       U.S.
                             SMALL-CAP    MID-CAP  LARGE-CAP   SMALL-CAP   MID-CAP   LARGE-CAP      SECTOR      GOVERNMENT
                                 VALUE      VALUE      VALUE      GROWTH    GROWTH      GROWTH    ROTATION           MONEY
                                 FUND*      FUND*      FUND*       FUND*     FUND*       FUND*        FUND     MARKET FUND
                             ---------  ---------  ---------  ----------  --------  ----------  ----------  --------------
Shares Purchased ..........    920,263  1,099,160    477,951   2,295,834   991,415   1,220,970   3,087,316   1,258,141,203
Purchased through
   Dividend Reinvestment ..         --         --         --          --        --          --          --             539
                              --------  ---------   --------  ----------  --------  ----------  ----------  --------------
Total Purchased ...........    920,263  1,099,160    477,951   2,295,834   991,415   1,220,970   3,087,316   1,258,141,742
Shares Redeemed ...........   (120,920)  (666,308)  (288,754) (1,533,516) (518,897) (1,124,212) (1,984,117) (1,197,129,807)
                              --------  ---------   --------  ----------  --------  ----------  ----------  --------------
Net Shares Purchased ......    799,343    432,852    189,197     762,318   472,518      96,758   1,103,199      61,011,935
                              ========  =========   ========  ==========  ========  ==========  ==========  ==============

                                             BASIC     BIOTECH-    CONSUMER       ELEC-                  ENERGY   FINANCIAL
                                BANKING   MATERIALS      NOLOGY    PRODUCTS     TRONICS      ENERGY    SERVICES    SERVICES
                                   FUND        FUND        FUND        FUND        FUND        FUND        FUND        FUND
                             ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Shares Purchased ..........   1,579,745   2,830,257   5,061,926   3,291,216   3,252,710   4,032,140   5,310,267   2,565,036
Purchased through
   Dividend Reinvestment ..          --          --          --          --          --          --          --          --
                             ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Total Purchased ...........   1,579,745   2,830,257   5,061,926   3,291,216   3,252,710   4,032,140   5,310,267   2,565,036
Shares Redeemed ...........  (1,731,256) (3,678,708) (4,630,236) (2,354,009) (4,480,614) (3,298,019) (4,858,272) (2,266,123)
                             ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Net Shares Purchased
   (Redeemed) .............    (151,511)   (848,451)    431,690     937,207  (1,227,904)    734,121     451,995     298,913
                             ==========  ==========  ==========  ==========  ==========  ==========  ==========  ==========

*    SINCE THE COMMENCEMENT OF OPERATIONS: MAY 3, 2004.

**   SINCE THE COMMENCEMENT OF OPERATIONS: MAY 1, 2003.


148 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

                                 HEALTH                             PRECIOUS        REAL                             TELECOM-
                                   CARE    INTERNET     LEISURE       METALS      ESTATE   RETAILING  TECHNOLOGY  MUNICATIONS
                                   FUND        FUND        FUND         FUND        FUND        FUND        FUND         FUND
                             ----------  ----------  ----------  -----------  ----------  ----------  ----------  -----------
Shares Purchased ..........   4,491,869   5,264,036   1,880,313   13,799,090   3,752,893   2,116,429   4,536,078    3,553,928
Purchased through
   Dividend Reinvestment ..          --          --          --           --          --          --          --           --
                             ----------  ----------  ----------  -----------  ----------  ----------  ----------   ----------
Total Purchased ...........   4,491,869   5,264,036   1,880,313   13,799,090   3,752,893   2,116,429   4,536,078    3,553,928
Shares Redeemed ...........  (3,811,974) (4,818,432) (2,597,643) (14,541,494) (3,896,148) (1,901,707) (4,770,415)  (3,690,445)
                             ----------  ----------  ----------  -----------  ----------  ----------  ----------   ----------
Net Shares Purchased
   (Redeemed) .............     679,895     445,604    (717,330)    (742,404)   (143,255)    214,722    (234,337)    (136,517)
                             ==========  ==========  ==========  ===========  ==========  ==========  ==========   ==========

                                 TRANS-
                              PORTATION   UTILITIES
                                   FUND        FUND
                             ----------  ----------
Shares Purchased ..........   1,941,380   3,395,701
Purchased through
   Dividend Reinvestment ..          --          --
                             ----------  ----------
Total Purchased ...........   1,941,380   3,395,701
Shares Redeemed ...........  (1,155,007) (3,981,467)
                             ----------  ----------
Net Shares Purchased
   (Redeemed) .............     786,373    (585,766)
                             ==========  ==========

Transactions in shares for the period ended December 31, 2003 were:

                                    NOVA         URSA          OTC       ARKTOS   TITAN 500  VELOCITY 100       MEDIUS       MEKROS
                                    FUND         FUND         FUND         FUND        FUND          FUND         FUND         FUND
                             -----------  -----------  -----------  -----------  ----------  ------------  -----------  -----------
Shares Purchased...........   70,190,590   78,165,149   59,664,726   21,595,420  10,698,005    20,238,606   10,727,657   20,715,509
Purchased through
   Dividend Reinvestment...           --           --           --       17,541     179,342       165,896       66,110      464,544
                             -----------  -----------  -----------  -----------  ----------   -----------  -----------  -----------
Total Purchased............   70,190,590   78,165,149   59,664,726   21,612,961  10,877,347    20,404,502   10,793,767   21,180,053
Shares Redeemed............  (65,407,027) (79,859,968) (58,522,050) (20,798,627) (9,600,028)  (18,815,756) (10,421,602) (17,689,286)
                             -----------  -----------  -----------  -----------  ----------   -----------  -----------  -----------
Net Shares Purchased
   (Redeemed)..............    4,783,563   (1,694,819)   1,142,676      814,334   1,277,319     1,588,746      372,165    3,490,767
                             ===========  ===========  ===========  ===========  ==========   ===========  ===========  ===========

                                    U.S.                                                             U.S.
                              GOVERNMENT               LARGE-CAP    LARGE-CAP      SECTOR      GOVERNMENT                   BASIC
                                    BOND        JUNO      EUROPE        JAPAN    ROTATION    MONEY MARKET     BANKING   MATERIALS
                                    FUND      FUND**        FUND         FUND        FUND            FUND        FUND        FUND
                             -----------  ----------  ----------  -----------  ----------  --------------   ---------  ----------
Shares Purchased...........   31,159,927   7,680,164   6,843,913   10,951,913   3,842,582   2,702,076,887   3,574,744   5,809,129
Purchased through
   Dividend Reinvestment...      236,360          --     281,301           --          --          31,663       1,683         360
                             -----------  ----------  ----------  -----------  ----------  --------------  ----------  ----------
Total Purchased............   31,396,287   7,680,164   7,125,214   10,951,913   3,842,582   2,702,108,550   3,576,427   5,809,489
Shares Redeemed............  (27,718,749) (6,779,407) (5,602,282) (10,689,717) (2,660,088) (2,728,568,211) (3,250,459) (4,242,939)
                             -----------  ----------  ----------  -----------  ----------  --------------  ----------  ----------
Net Shares Purchased
   (Redeemed)..............    3,677,538     900,757   1,522,932      262,196   1,182,494     (26,459,661)    325,968   1,566,550
                             ===========  ==========  ==========  ===========  ==========  ==============  ==========  ==========

                               BIOTECH-    CONSUMER        ELEC-                  ENERGY   FINANCIAL      HEALTH
                                 NOLOGY    PRODUCTS      TRONICS      ENERGY    SERVICES    SERVICES        CARE    INTERNET
                                   FUND        FUND         FUND        FUND        FUND        FUND        FUND        FUND
                             ----------  ----------  -----------  ----------  ----------  ----------  ----------  ----------
Shares Purchased...........   8,662,456   2,543,918   12,048,385   5,733,444   8,824,839   6,631,185   7,584,082   8,715,820
Purchased through
   Dividend Reinvestment...          --       3,223           --          --          --         725          --          --
                             ----------  ----------  -----------  ----------  ----------  ----------  ----------  ----------
Total Purchased............   8,662,456   2,547,141   12,048,385   5,733,444   8,824,839   6,631,910   7,584,082   8,715,820
Shares Redeemed............  (8,270,998) (2,499,621) (10,835,485) (4,635,225) (8,635,159) (6,168,839) (6,712,061) (7,420,644)
                             ----------  ----------  -----------  ----------  ----------  ----------  ----------  ----------
Net Shares Purchased.......     391,458      47,520    1,212,900   1,098,219     189,680     463,071     872,021   1,295,176
                             ==========  ==========  ===========  ==========  ==========  ==========  ==========  ==========


                               THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 149

--------------------------------------------------------------------------------

                                            PRECIOUS        REAL                              TELECOM-      TRANS-
                                LEISURE       METALS      ESTATE   RETAILING   TECHNOLOGY  MUNICATIONS   PORTATION    UTILITIES
                                   FUND         FUND        FUND        FUND         FUND         FUND        FUND         FUND
                             ----------  -----------  ----------  ----------  -----------  -----------  ----------  -----------
Shares Purchased ..........   7,051,556   30,086,397   4,137,376   3,760,584   13,347,902    4,230,010   1,924,295   13,587,884
Purchased through
   Dividend Reinvestment ..          --           --      28,299       2,582       96,482            4          --       12,768
                             ----------  -----------  ----------  ----------  -----------   ----------  ----------  -----------
Total Purchased ...........   7,051,556   30,086,397   4,165,675   3,763,166   13,444,384    4,230,014   1,924,295   13,600,652
Shares Redeemed ...........  (5,739,289) (31,099,542) (3,839,111) (3,341,193) (12,562,742)  (3,879,691) (1,907,370) (14,650,041)
                             ----------  -----------  ----------  ----------  -----------   ----------  ----------  -----------
Net Shares Purchased
   (Redeemed) .............   1,312,267   (1,013,145)    326,564     421,973      881,642      350,323      16,925   (1,049,389)
                             ==========  ===========  ==========  ==========  ===========   ==========  ==========  ===========

Transactions in dollars for the period ended June 30, 2004 were:

                                       NOVA            URSA             OTC          ARKTOS
                                       FUND            FUND            FUND            FUND
                              -------------   -------------   -------------   -------------
Shares Purchased ..........   $ 387,078,132   $ 181,797,966   $ 458,815,140   $ 673,475,768
Purchased through
   Dividend Reinvestment ..              --              --              --              --
                              -------------   -------------   -------------   -------------
Total Purchased ...........     387,078,132     181,797,966     458,815,140     673,475,768
Shares Redeemed ...........    (329,122,627)   (174,624,301)   (401,693,354)   (670,193,430)
                              -------------   -------------   -------------   -------------
Net Change ................   $  57,955,505   $   7,173,665   $  57,121,786   $   3,282,338
                              =============   =============   =============   =============

                                                                                  INVERSE
                                  TITAN 500    VELOCITY 100          MEDIUS       MID-CAP
                                       FUND            FUND            FUND         FUND*
                              -------------   -------------   -------------   -----------
Shares Purchased ..........   $ 154,739,566   $ 236,612,835   $ 181,748,909   $ 9,730,034
Purchased through
   Dividend Reinvestment ..              --              --              --            --
                              -------------   -------------   -------------   -----------
Total Purchased ...........     154,739,566     236,612,835     181,748,909     9,730,034
Shares Redeemed ...........    (152,108,122)   (239,930,493)   (149,874,978)   (8,099,029)
                              -------------   -------------   -------------   -----------
Net Change ................   $   2,631,444   $  (3,317,658)  $  31,873,931   $ 1,631,005
                              =============   =============   =============   ===========

                                                                      U.S.
                                                   INVERSE      GOVERNMENT
                                     MEKROS      SMALL-CAP            BOND            JUNO
                                       FUND          FUND*            FUND            FUND
                              -------------   ------------   -------------   -------------
Shares Purchased ..........   $ 665,445,463   $ 42,949,986   $ 268,823,265   $ 216,082,061
Purchased through
   Dividend Reinvestment ..              --             --         940,757              --
                              -------------   ------------   -------------   -------------
Total Purchased ...........     665,445,463     42,949,986     269,764,022     216,082,061
Shares Redeemed ...........    (663,336,348)   (20,653,292)   (303,759,389)   (187,459,413)
                              -------------   ------------   -------------   -------------
Net Change ................   $   2,109,115   $ 22,296,694   $ (33,995,367)  $  28,622,648
                              =============   ============   =============   =============

                                                                     LONG       INVERSE
                                  LARGE-CAP       LARGE-CAP       DYNAMIC       DYNAMIC
                                     EUROPE           JAPAN        DOW 30        DOW 30
                                       FUND            FUND         FUND*         FUND*
                              -------------   -------------   -----------   -----------
Shares Purchased ..........   $  94,785,338   $ 184,677,709   $ 9,286,639   $ 7,965,708
Purchased through
   Dividend Reinvestment ..              --              --            --            --
                              -------------   -------------   -----------   -----------
Total Purchased ...........      94,785,338     184,677,709     9,286,639     7,965,708
Shares Redeemed ...........    (121,251,307)   (164,841,369)   (7,202,682)   (6,622,285)
                              -------------   -------------   -----------   -----------
Net Change ................   $ (26,465,969)  $  19,836,340   $ 2,083,957   $ 1,343,423
                              =============   =============   ===========   ===========

                                SMALL-CAP        MID-CAP     LARGE-CAP      SMALL-CAP
                                    VALUE          VALUE         VALUE         GROWTH
                                    FUND*          FUND*         FUND*          FUND*
                              -----------   ------------   -----------   ------------
Shares Purchased ..........   $23,338,759   $ 27,077,687   $11,920,992   $ 58,311,118
Purchased through
   Dividend Reinvestment ..            --             --            --             --
                              -----------   ------------   -----------   ------------
Total Purchased ...........    23,338,759     27,077,687    11,920,992     58,311,118
Shares Redeemed ...........    (3,030,329)   (16,521,421)   (7,189,113)   (38,479,516)
                              -----------   ------------   -----------   ------------
Net Change ................   $20,308,430   $ 10,556,266   $ 4,731,879   $ 19,831,602
                              ===========   ============   ===========   ============

                                                                                      U.S.
                                   MID-CAP      LARGE-CAP         SECTOR        GOVERNMENT
                                    GROWTH         GROWTH       ROTATION      MONEY MARKET
                                     FUND*          FUND*           FUND              FUND
                              ------------   ------------   ------------   ---------------
Shares Purchased ..........   $ 24,898,631   $ 30,727,844   $ 31,560,794   $ 1,258,141,203
Purchased through
   Dividend Reinvestment ..             --             --             --               539
                              ------------   ------------   ------------   ---------------
Total Purchased ...........     24,898,631     30,727,844     31,560,794     1,258,141,742
Shares Redeemed ...........    (12,928,898)   (28,070,002)   (20,129,594)   (1,197,129,807)
                              ------------   ------------   ------------   ---------------
Net Change ................   $ 11,969,733   $  2,657,842   $ 11,431,200   $    61,011,935
                              ============   ============   ============   ===============

                                                     BASIC       BIOTECH-       CONSUMER
                                   BANKING       MATERIALS         NOLOGY       PRODUCTS
                                      FUND            FUND           FUND           FUND
                              ------------   -------------   ------------   ------------
Shares Purchased ..........   $ 52,350,087   $  77,674,078   $100,431,443   $102,547,901
Purchased through
   Dividend Reinvestment ..             --              --             --             --
                              ------------   -------------   ------------   ------------
Total Purchased ...........     52,350,087      77,674,078    100,431,443    102,547,901
Shares Redeemed ...........    (56,866,053)   (100,686,593)   (90,979,583)   (73,373,183)
                              ------------   -------------   ------------   ------------
Net Change ................   $ (4,515,966)  $ (23,012,515)  $  9,451,860   $ 29,174,718
                              ============   =============   ============   ============

                                                                  ENERGY      FINANCIAL
                               ELECTRONICS         ENERGY       SERVICES       SERVICES
                                      FUND           FUND           FUND           FUND
                              ------------   ------------   ------------   ------------
Shares Purchased ..........   $ 53,480,121   $ 97,421,151   $ 90,369,101   $ 69,371,606
Purchased through
   Dividend Reinvestment ..             --             --             --             --
                              ------------   ------------   ------------   ------------
Total Purchased ...........     53,480,121     97,421,151     90,369,101     69,371,606
Shares Redeemed ...........    (73,971,424)   (78,500,460)   (81,750,992)   (61,014,933)
                              ------------   ------------   ------------   ------------
Net Change ................   $(20,491,303)  $ 18,920,691   $  8,618,109   $  8,356,673
                              ============   ============   ============   ============

*    SINCE THE COMMENCEMENT OF OPERATIONS: MAY 3, 2004.

**   SINCE THE COMMENCEMENT OF OPERATIONS: MAY 1, 2003.


150 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

                                    HEALTH                                      PRECIOUS
                                      CARE       INTERNET        LEISURE          METALS
                                      FUND           FUND           FUND            FUND
                              ------------   ------------   ------------   -------------
Shares Purchased ..........   $114,692,611   $ 81,663,088   $ 41,802,681   $ 124,309,140
Purchased through
   Dividend Reinvestment ..             --             --             --              --
                              ------------   ------------   ------------   -------------
Total Purchased ...........    114,692,611     81,663,088     41,802,681     124,309,140
Shares Redeemed ...........    (95,366,927)   (73,663,157)   (56,427,428)   (127,610,474)
                              ------------   ------------   ------------   -------------
Net Change ................   $ 19,325,684   $  7,999,931   $(14,624,747)  $  (3,301,334)
                              ============   ============   ============   =============

                                       REAL                                     TELECOM-
                                     ESTATE      RETAILING     TECHNOLOGY    MUNICATIONS
                                       FUND           FUND           FUND           FUND
                              -------------   ------------   ------------   ------------
Shares Purchased ..........   $ 118,059,316   $ 56,700,358   $ 69,239,032   $ 70,464,182
Purchased through
   Dividend Reinvestment ..              --             --             --             --
                              -------------   ------------   ------------   ------------
Total Purchased ...........     118,059,318     56,700,358     69,239,032     70,464,182
Shares Redeemed ...........    (120,317,677)   (50,638,851)   (72,368,264)   (73,050,554)
                              -------------   ------------   ------------   ------------
Net Change ................   $  (2,258,361)  $  6,061,507   $ (3,129,232)  $ (2,586,372)
                              =============   ============   ============   ============

                                 TRANSPOR-
                                    TATION      UTILITIES
                                      FUND           FUND
                              ------------   ------------
Shares Purchased ..........   $ 49,793,935   $ 51,700,255
Purchased through
   Dividend Reinvestment ..             --             --
                              ------------   ------------
Total Purchased ...........     49,793,935     51,700,255
Shares Redeemed ...........    (28,688,125)   (60,709,339)
                              ------------   ------------
Net Change ................   $ 21,105,810   $ (9,009,084)
                              ============   ============

Transactions in dollars for the period ended December 31, 2003 were:

                                       NOVA            URSA             OTC          ARKTOS
                                       FUND            FUND            FUND            FUND
                              -------------   -------------   -------------   -------------
Shares Purchased ..........   $ 403,934,995   $ 537,797,863   $ 650,650,500   $ 653,818,874
Purchased through
   Dividend Reinvestment ..              --              --              --         463,435
                              -------------   -------------   -------------   -------------
Total Purchased ...........     403,934,995     537,797,863     650,650,500     654,282,309
Shares Redeemed ...........    (373,442,213)   (543,363,134)   (641,498,381)   (622,306,624)
                              -------------   -------------   -------------   -------------
Net Change ................   $  30,492,782   $  (5,565,271)  $   9,152,119   $  31,975,685
                              =============   =============   =============   =============

                                  TITAN 500    VELOCITY 100          MEDIUS          MEKROS
                                       FUND            FUND            FUND            FUND
                              -------------   -------------   -------------   -------------
Shares Purchased ..........   $ 196,423,855   $ 351,821,838   $ 231,342,986   $ 550,390,026
Purchased through
   Dividend Reinvestment ..       3,872,004       3,604,922       1,635,558      13,820,181
                              -------------   -------------   -------------   -------------
Total Purchased ...........     200,295,859     355,426,760     232,978,544     564,210,207
Shares Redeemed ...........    (175,845,415)   (321,750,298)   (224,227,677)   (460,161,802)
                              -------------   -------------   -------------   -------------
Net Change ................   $  24,450,444   $  33,676,462   $   8,750,867   $ 104,048,405
                              =============   =============   =============   =============

                                       U.S.
                                 GOVERNMENT                       LARGE-CAP       LARGE-CAP
                                       BOND            JUNO          EUROPE           JAPAN
                                       FUND          FUND**            FUND            FUND
                              -------------   -------------   -------------   -------------
Shares Purchased ..........   $ 387,766,317   $ 195,649,061   $ 149,850,310   $ 224,872,561
Purchased through
   Dividend Reinvestment ..       2,805,030              --       6,433,360              --
                              -------------   -------------   -------------   -------------
Total Purchased ...........     390,571,347     195,649,061     156,283,670     224,872,561
Shares Redeemed ...........    (348,673,786)   (173,787,830)   (121,456,209)   (212,850,090)
                              -------------   -------------   -------------   -------------
Net Change ................   $  41,897,561   $  21,861,231   $  34,827,461   $  12,022,471
                              =============   =============   =============   =============

                                                        U.S.
                                    SECTOR        GOVERNMENT                          BASIC
                                  ROTATION      MONEY MARKET        BANKING       MATERIALS
                                      FUND              FUND           FUND            FUND
                              ------------   ---------------   ------------   -------------
Shares Purchased ..........   $ 34,469,458   $ 2,702,076,887   $100,981,465   $ 138,932,693
Purchased through
   Dividend Reinvestment ..             --            31,663         48,501           8,471
                              ------------   ---------------   ------------   -------------
Total Purchased ...........     34,469,458     2,702,108,550    101,029,966     138,941,164
Shares Redeemed ...........    (23,329,062)   (2,728,568,210)   (90,970,052)   (100,102,785)
                              ------------   ---------------   ------------   -------------
Net Change ................   $ 11,140,396   $   (26,459,660)  $ 10,059,914   $  38,838,379
                              ============   ===============   ============   =============

                                   BIOTECH-       CONSUMER
                                     NOLOGY       PRODUCTS    ELECTRONICS         ENERGY
                                       FUND           FUND           FUND           FUND
                              -------------   ------------   ------------   ------------
Shares Purchased ..........   $ 145,115,461   $ 66,804,158   $160,585,681   $112,136,062
Purchased through
   Dividend Reinvestment ..              --         86,846             --             --
                              -------------   ------------   ------------   ------------
Total Purchased ...........     145,115,461     66,891,004    160,585,681    112,136,062
Shares Redeemed ...........    (137,169,386)   (65,454,686)  (138,154,139)   (88,330,573)
                              -------------   ------------   ------------   ------------
Net Change ................   $   7,946,075   $  1,436,318   $ 22,431,542   $ 23,805,489
                              =============   ============   ============   ============

                                     ENERGY       FINANCIAL          HEALTH
                                   SERVICES        SERVICES            CARE       INTERNET
                                       FUND            FUND            FUND           FUND
                              -------------   -------------   -------------   ------------
Shares Purchased ..........   $ 129,065,660   $ 150,394,455   $ 165,734,777   $101,859,827
Purchased through
   Dividend Reinvestment ..              --          17,051              --             --
                              -------------   -------------   -------------   ------------
Total Purchased ...........     129,065,660     150,411,506     165,734,777    101,859,827
Shares Redeemed ...........    (125,427,736)   (138,844,482)   (144,804,247)   (83,391,529)
                              -------------   -------------   -------------   ------------
Net Change ................   $   3,637,924   $  11,567,024   $  20,930,530   $ 18,468,298
                              =============   =============   =============   ============


                               THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 151

--------------------------------------------------------------------------------

                                                  PRECIOUS            REAL
                                   LEISURE          METALS          ESTATE      RETAILING
                                      FUND            FUND            FUND           FUND
                              ------------   -------------   -------------   ------------
Shares Purchased ..........   $124,654,537   $ 222,563,028   $ 114,889,069   $ 86,085,351
Purchased through
   Dividend Reinvestment ..             --              --         855,867         64,492
                              ------------   -------------   -------------   ------------
Total Purchased ...........    124,654,537     222,563,028     115,744,936     86,149,843
Shares Redeemed ...........    (99,072,809)   (224,261,831)   (106,766,765)   (76,585,644)
                              ------------   -------------   -------------   ------------
Net Change ................   $ 25,581,728   $  (1,698,803)  $   8,978,171   $  9,564,199
                              ============   =============   =============   ============

                                                  TELECOM-         TRANS-
                                 TECHNOLOGY    MUNICATIONS      PORTATION       UTILITIES
                                       FUND           FUND           FUND            FUND
                              -------------   ------------   ------------   -------------
Shares Purchased ..........   $ 167,024,357   $ 66,566,298   $ 43,242,848   $ 183,355,226
Purchased through
   Dividend Reinvestment ..       1,373,910             77             --         176,841
                              -------------   ------------   ------------   -------------
Total Purchased ...........     168,398,267     66,566,375     43,242,848     183,532,067
Shares Redeemed ...........    (153,802,069)   (59,150,550)   (42,267,397)   (195,868,474)
                              -------------   ------------   ------------   -------------
Net Change ................   $  14,596,198   $  7,415,825   $    975,451   $ (12,336,407)
                              =============   ============   ============   =============

8. NET ASSETS

At June 30, 2004, net assets consisted of:

                                            NOVA           URSA             OTC        ARKTOS
                                            FUND           FUND            FUND          FUND
                                   -------------   ------------   -------------   -----------
Paid-In Capital ................   $ 253,068,018   $ 39,943,144   $ 563,067,105   $42,556,347
Undistributed Net
   Investment Income (Loss) ....          57,372       (123,865)       (851,867)     (155,145)
Accumulated Net Realized
   Gain (Loss) on Investments,
   Equity Index Swaps, Options
   and Futures Contracts .......    (117,617,273)   (17,122,079)   (424,146,897)   (8,699,641)
Net Unrealized Appreciation
   (Depreciation) on
   Investments, Equity Index
   Swaps, Options and
   Futures Contracts ...........       7,571,889       (184,604)     47,303,996    (1,152,849)
                                   -------------   ------------   -------------   -----------
Net Assets .....................   $ 143,080,006   $ 22,512,596   $ 185,372,337   $32,548,712
                                   =============   ============   =============   ===========

                                                                                 INVERSE
                                     TITAN 500   VELOCITY 100        MEDIUS      MID-CAP
                                          FUND           FUND          FUND         FUND
                                   -----------   ------------   -----------   ----------
Paid-In Capital ................   $29,834,814    $33,462,730   $48,574,026   $1,631,005
Undistributed Net
   Investment Income (Loss) ....       (34,111)     1,487,103       (69,379)      (2,315)
Accumulated Net Realized
   Gain (Loss) on Investments,
   Equity Index Swaps, Options
   and Futures Contracts .......     3,127,699     (2,826,020)      717,939     (102,035)
Net Unrealized Appreciation
   (Depreciation) on
   Investments, Equity Index
   Swaps, Options and
   Futures Contracts ...........     1,844,429      3,763,267     1,940,839      (26,446)
                                   -----------    -----------   -----------   ----------
Net Assets .....................   $34,772,831    $35,887,080   $51,163,425   $1,500,209
                                   ===========    ===========   ===========   ==========

                                                                       U.S.
                                                      INVERSE    GOVERNMENT
                                         MEKROS     SMALL-CAP          BOND          JUNO
                                           FUND          FUND          FUND          FUND
                                   ------------   -----------   -----------   -----------
Paid-In Capital ................   $121,171,380   $22,296,694   $31,364,995   $50,483,879
Undistributed Net
   Investment Income (Loss) ....       (189,918)      (24,630)           --      (719,462)
Accumulated Net Realized
   Gain (Loss) on Investments,
   Equity Index Swaps, Options
   and Futures Contracts .......     (4,869,114)   (1,087,296)   (5,765,089)   (3,167,091)
Net Unrealized Appreciation
   (Depreciation) on
   Investments, Equity Index
   Swaps, Options and
   Futures Contracts ...........      6,536,961      (756,882)      692,106     2,148,422
                                   ------------   -----------   -----------   -----------
Net Assets .....................   $122,649,309   $20,427,886   $26,292,012   $48,745,748
                                   ============   ===========   ===========   ===========

                                                                     LONG      INVERSE
                                     LARGE-CAP     LARGE-CAP      DYNAMIC      DYNAMIC
                                        EUROPE         JAPAN       DOW 30       DOW 30
                                          FUND          FUND         FUND         FUND
                                   -----------   -----------   ----------   ----------
Paid-In Capital ................   $10,018,192   $30,971,025   $2,083,957   $1,343,423
Undistributed Net
   Investment Income (Loss) ....       327,801       (98,637)       3,900       (2,229)
Accumulated Net Realized
   Gain (Loss) on Investments,
   Equity Index Swaps, Options
   and Futures Contracts .......    (1,012,663)   (4,616,446)     122,767      (12,213)
Net Unrealized Appreciation
   (Depreciation) on
   Investments, Equity Index
   Swaps, Options and
   Futures Contracts ...........      (112,881)      611,087       44,293       (9,533)
                                   -----------   -----------   ----------   ----------
Net Assets .....................   $ 9,220,449   $26,867,029   $2,254,917   $1,319,448
                                   ===========   ===========   ==========   ==========


152 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

                                      SMALL-CAP       MID-CAP    LARGE-CAP     SMALL-CAP
                                          VALUE         VALUE        VALUE        GROWTH
                                           FUND          FUND         FUND          FUND
                                    -----------   -----------   ----------   -----------
Paid-In Capital .................   $20,308,430   $10,556,266   $4,731,879   $19,831,602
Undistributed Net
   Investment Income (Loss) .....         1,558         2,286        2,171       (15,049)
Accumulated Net Realized
   Gain (Loss) on Investments,
   Equity Index Swaps, Options
   and Futures Contracts ........       (31,933)      355,658      (56,715)     (327,454)
Net Unrealized Appreciation
   (Depreciation) on
   Investments, Equity Index
   Swaps, Options and
   Futures Contracts ............       894,555       339,972      149,347       800,965
                                    -----------   -----------   ----------   -----------
Net Assets ......................   $21,172,610   $11,254,182   $4,826,682   $20,290,064
                                    ===========   ===========   ==========   ===========

                                                                                      U.S.
                                        MID-CAP    LARGE-CAP         SECTOR     GOVERNMENT
                                         GROWTH       GROWTH       ROTATION   MONEY MARKET
                                           FUND         FUND           FUND           FUND
                                    -----------   ----------    -----------   ------------
Paid-In Capital .................   $11,969,733   $2,657,842    $30,872,292   $293,498,889
Undistributed Net
   Investment Income (Loss) .....        (4,798)       6,774        (81,736)         7,493
Accumulated Net Realized
   Gain (Loss) on Investments,
   Equity Index Swaps, Options
   and Futures Contracts ........       (70,998)    (283,752)      (952,015)        (1,546)
Net Unrealized Appreciation
   (Depreciation) on
   Investments, Equity Index
   Swaps, Options and
   Futures Contracts ............       154,489       86,542      2,037,443             --
                                    -----------   ----------    -----------   ------------
Net Assets ......................   $12,048,426   $2,467,406    $31,875,984   $293,504,836
                                    ===========   ==========    ===========   ============

                                                        BASIC      BIOTECH-      CONSUMER
                                        BANKING     MATERIALS        NOLOGY      PRODUCTS
                                           FUND          FUND          FUND          FUND
                                    -----------   -----------   -----------   -----------
Paid-In Capital .................   $11,157,629   $17,883,353   $23,035,000   $37,303,289
Undistributed Net
   Investment Income (Loss) .....       178,162        34,361      (164,437)       40,733
Accumulated Net Realized
   Gain (Loss) on
   Investments ..................       242,797     1,696,463    (5,352,748)      427,288
Net Unrealized Appreciation
   (Depreciation) on
   Investments ..................       970,410     2,593,199     3,658,062     2,148,120
                                    -----------   -----------   -----------   -----------
Net Assets ......................   $12,548,998   $22,207,376   $21,175,877   $39,919,430
                                    ===========   ===========   ===========   ===========

                                          ELEC-                      ENERGY     FINANCIAL
                                        TRONICS        ENERGY      SERVICES      SERVICES
                                           FUND          FUND          FUND          FUND
                                    -----------   -----------   -----------   -----------
Paid-In Capital .................   $ 8,653,355   $48,913,878   $18,031,141   $24,545,657
Undistributed Net
   Investment Income (Loss) .....       (74,783)       37,253       (87,464)      126,256
Accumulated Net Realized
   Gain (Loss) on
   Investments ..................    (3,526,856)      561,309    (3,081,594)   (1,743,280)
Net Unrealized Appreciation
   (Depreciation) on
   Investments ..................     1,421,940     5,647,146     2,105,588     1,374,869
                                    -----------   -----------   -----------   -----------
Net Assets ......................   $ 6,473,656   $55,159,586   $16,967,671   $24,303,502
                                    ===========   ===========   ===========   ===========

                                         HEALTH                                  PRECIOUS
                                           CARE      INTERNET       LEISURE        METALS
                                           FUND          FUND          FUND          FUND
                                    -----------   -----------   -----------   -----------
Paid-In Capital .................   $46,341,068   $30,602,005   $14,355,404   $33,200,293
Undistributed Net
   Investment Income (Loss) .....       (96,966)     (194,922)     (117,574)     (112,130)
Accumulated Net Realized
   Gain (Loss) on
   Investments ..................    (2,600,385)   (2,045,358)      (11,711)   (9,661,578)
Net Unrealized Appreciation
   (Depreciation) on
   Investments ..................     2,738,020     6,473,881     1,803,372     5,893,270
                                    -----------   -----------   -----------   -----------
Net Assets ......................   $46,381,737   $34,835,606   $16,029,491   $29,319,855
                                    ===========   ===========   ===========   ===========

                                           REAL                                  TELECOM-
                                         ESTATE     RETAILING    TECHNOLOGY   MUNICATIONS
                                           FUND          FUND          FUND          FUND
                                    -----------   -----------   -----------   -----------
Paid-In Capital .................   $ 8,721,642   $19,046,393   $15,804,552   $11,106,736
Undistributed Net
   Investment Income (Loss) .....       248,285       (60,321)     (128,493)      (27,979)
Accumulated Net Realized
   Gain (Loss) on
   Investments ..................    (2,126,364)       18,587    (1,096,674)   (1,025,841)
Net Unrealized Appreciation
   (Depreciation) on
   Investments ..................     1,418,405     2,636,257     2,695,972     2,718,037
                                    -----------   -----------   -----------   -----------
Net Assets ......................   $ 8,261,968   $21,640,916   $17,275,357   $12,770,953
                                    ===========   ===========   ===========   ===========

                                    TRANSPORTATION     UTILITIES
                                              FUND          FUND
                                    --------------   -----------
Paid-In Capital .................    $28,567,020     $ 5,931,784
Undistributed Net
   Investment Income (Loss) .....        (32,063)        352,897
Accumulated Net Realized
   Loss on Investments ..........       (612,999)     (1,931,796)
Net Unrealized Appreciation
   (Depreciation) on
   Investments ..................      2,211,601         495,070
                                     -----------     -----------
Net Assets ......................    $30,133,559     $ 4,847,955
                                     ===========     ===========


                               THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 153

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

9. PORTFOLIO SECURITIES LOANED

The Trust lends its securities to approved brokers to earn additional income. Within this arrangement, the Trust acts as the lender, U.S. Bank acts as the agent, and other approved registered broker dealers act as the borrowers. The Trust receives cash collateral, valued at 102% of the value of the securities on loan, which is initially held in a segregated account at U.S. Bank. As agent, U.S. Bank may, for investment purposes, pool the Trust's collateral in joint accounts with cash collateral from one or more other securities lending customers of U.S. Bank. Under the terms of the Trust's securities lending agreement with U.S. Bank, cash collateral may be invested by U.S. Bank in certain high quality, liquid investments. At June 30, 2004, the pooled cash collateral investments consisted of repurchase agreements (48.99%), commercial paper (29.67%), fixed income notes (15.10%), corporate bonds (5.62%), and money market mutual funds (0.62%). Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although the collateral mitigates risk, the Trust could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Trust has the right under the securities lending agreement to recover the securities from the borrower on demand.

At June 30, 2004 the following funds participated in securities lending and received cash collateral:

                                                                        VALUE OF
                                                              CASH    SECURITIES
FUND                                                    COLLATERAL        LOANED
----                                                   -----------   -----------
Nova Fund ..........................................   $11,540,975   $11,235,069
OTC Fund ...........................................    65,059,760    63,175,270
Titan 500 Fund .....................................     2,553,907     2,483,571
Velocity 100 Fund ..................................     5,375,579     5,219,107
Medius Fund ........................................     4,213,341     4,086,739
Mekros Fund ........................................     3,364,645     3,169,064
Sector Rotation Fund ...............................     7,213,921     7,043,613
Banking Fund .......................................     1,748,039     1,705,939
Basic Materials Fund ...............................     2,892,286     2,829,614
Biotechnology Fund .................................     5,339,484     5,202,903
Consumer Products Fund .............................     4,595,985     4,473,574
Electronics ........................................     1,150,736     1,112,222
Energy Fund ........................................    10,334,827    10,156,622
Energy Services Fund ...............................     2,981,255     2,938,026
Financial Services Fund ............................     2,856,747     2,794,808
Health Care Fund ...................................    10,581,251    10,374,295
Internet Fund ......................................     9,779,190     9,580,360
Leisure Fund .......................................     3,963,667     3,830,475
Precious Metals Fund ...............................     9,822,976     9,290,732
Real Estate Fund ...................................        82,803        81,327
Retailing Fund .....................................     4,883,858     4,730,981
Technology .........................................     3,935,273     3,787,360
Telecommunications Fund ............................     3,589,887     3,386,547
Transportation Fund ................................     2,191,006     2,113,640
Utilities Fund .....................................       933,500       894,375


154 | THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT

UNAUDITED PROXY VOTING INFORMATION
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds' portfolios is available, without charge and upon request, by calling 1-800-820-0888. This information is also available from the EDGAR database on the SEC's site at http://www.sec.gov.


                               THE RYDEX VARIABLE TRUST SEMI-ANNUAL REPORT | 155

--------------------------------------------------------------------------------

This page intentionally left blank.

--------------------------------------------------------------------------------

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

[LOGO] RYDEXINVESTMENTS
            Essential for modern markets(TM)

9601 Blackwell Road
Suite 500
Rockville, MD 20850
800.820.0888
www.rydexinvestments.com

--------------------------------------------------------------------------------

                 THE RYDEX VARIABLE TRUST
--------------------------------------------------------------------------------

                     CLS ADVISORONE FUNDS
                       SEMI-ANNUAL REPORT

                            JUNE 30, 2004

                             AMERIGO FUND
                            CLERMONT FUND

                                    [LOGO] RYDEXINVESTMENTS
VA-SEMICLS-0604                                 ESSENTIAL FOR MODERN MARKETS(TM)

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.


Distributed by Rydex Distributors, Inc.

                                                            SEMI-ANNUAL REPORT 1


TABLE OF CONTENTS
--------------------------------------------------------------------------------

LETTER TO OUR SHAREHOLDERS ................................................    2

SCHEDULES OF INVESTMENTS ..................................................    4

STATEMENTS OF ASSETS AND LIABILITIES ......................................    6

STATEMENTS OF OPERATIONS ..................................................    7

STATEMENTS OF CHANGES IN NET ASSETS .......................................    8

FINANCIAL HIGHLIGHTS ......................................................   10

NOTES TO FINANCIAL STATEMENTS .............................................   12

UNAUDITED PROXY VOTING INFORMATION ........................................   19

2


--------------------------------------------------------------------------------

DEAR SHAREHOLDER:

Consumer spending carried the economy during the six-month period from January 1 to June 30, 2004, thanks to tax cuts and low interest rates. Strong corporate performance and improved unemployment also helped the economy.

Though speculation about the upcoming presidential election increased volatility in the first quarter of 2004, the market was still up across the board. For the year, the S&P 500(R) Index was up 3.45% and the Russell 2000 Index was up 6.76%. Of the 30 companies included in the Dow Jones Industrial Average (DJIA), 21 were down--most notably Wal-Mart and Alcoa--both of which had double-digit losses. Among the few bright spots were industrial companies like Boeing and 3M, which both posted double-digit gains. Consequently, the DJIA barely eked out a positive return of 0.73%.

Nasdaq stocks had a good run in January--a time when investors generally have a bigger appetite for risk, but then declined sharply in the next three months when the oil price and interest rate uncertainties emerged. Amid strong economic news in May and June, however, the Nasdaq's performance improved, enabling it to end the period up 3.31%.

A key driver of Amerigo's performance during the first half of 2004 was the direction of the U.S. dollar and, to a lesser extent, crude oil prices. While weakness in the U.S. dollar had a positive impact on performance in the first quarter, dollar strength early in the second quarter served as a drag on the performance of Amerigo's international holdings. Rising crude oil prices also had a negative impact on our holdings in the Asia Pacific region. Virtually all of the underperformance versus the S&P 500 Index was concentrated in four trading days in early May. These factors began to reverse in mid-May, at which point Amerigo began to once again outperform its benchmark.

Amerigo seeks capital appreciation and long-term growth of capital without regard to current income. The fund pursues its investment objective by investing primarily in exchange traded funds (ETFs), closed-end investment companies and individual securities. The fund returned 1.48% the first six months of 2004 versus 3.45% for the S&P 500 Index.

The key factor impacting Clermont's performance during the first half of 2004 was interest rate expectations. Interest rate expectations changed dramatically in the first six weeks of the second quarter, which had a negative impact on bonds, and especially REITs or real estate investment trusts. While Clermont's largest portfolio holding is the iShares Lehman 1-3 year U.S. Treasury exchange traded fund, the weak performance of Clermont's REIT holdings in the first two weeks of the second quarter served as a drag on fund performance during the second quarter.

The investment objective of Clermont is a combination of current income and growth of capital. Clermont invests in equity exchange traded funds (ETFs), closed-end investment companies, individual common stock and fixed-income securities. Typically, Clermont invests approximately 50% of its portfolio in equities and 50% in fixed-income securities.

                                                            SEMI-ANNUAL REPORT 3


By prospectus, at least 20% of total assets must be invested in fixed-income securities. For the first six months of 2004, Clermont, a balanced fund, returned 0.67% as compared to the Lehman Brothers Aggregate bond index which returned 0.15%, while the S&P 500 Index returned 3.45%.

As always, we appreciate the trust you have placed in our firm's quality and integrity by investing with us.

Sincerely,


/s/ Carl G. Verboncoeur

Carl G. Verboncoeur
President

4


AMERIGO FUND
SCHEDULE OF INVESTMENTS  (UNAUDITED)                              June 30, 2004
-------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                      SHARES           (NOTE 1)
-------------------------------------------------------------------------------
COMMON STOCKS 2.4%
Berkshire Hathaway, Inc. --
   Class A* .............................                 33        $ 2,935,350
                                                                    -----------
TOTAL COMMON STOCKS
   (Cost $3,004,708) ....................                             2,935,350
                                                                    -----------

EXCHANGE TRADED FUNDS 67.3%
iShares Russell 1000 Value
   Index Fund+ ..........................            254,000         15,257,780
iShares MSCI EAFE
   Index Fund+ ..........................             76,100         10,885,344
iShares S&P 500 Index
   Fund/US ..............................             83,400          9,552,636
iShares Russell Midcap
   Growth Index Fund+ ...................            121,000          9,422,270
iShares MSCI Emerging
   Markets Index Fund+ ..................             43,000          6,950,090
iShares MSCI Japan
   Index Fund+ ..........................            598,000          6,350,760
iShares MSCI Pacific ex-Japan
   Index Fund+ ..........................             44,000          3,221,240
iShares Nasdaq Biotechnology
   Index Fund*+ .........................             42,700          3,206,770
iShares Russell Midcap Value
   Index Fund+ ..........................             31,000          3,069,930
SPDR Trust Series 1+ ....................             26,000          2,977,000
iShares Dow Jones
   US Healthcare
   Sector Index Fund+ ...................             49,000          2,874,830
iShares MSCI Canada
   Index Fund ...........................            135,300          1,948,320
Industrial Select Sector
   SPDR Fund ............................             61,000          1,748,260
iShares Dow Jones Select
   Dividend Index Fund+ .................             27,900          1,552,635
Materials Select Sector
   SPDR Fund ............................             36,000            964,080
iShares MSCI EMU
   Index Fund ...........................             12,500            775,750
iShares MSCI Singapore
   Index Fund+ ..........................             93,950            588,127
iShares S&P 100
   Index Fund ...........................              6,000            333,600
iShares S&P Global 100
   Index Fund ...........................              4,500            261,000
                                                                    -----------
TOTAL EXCHANGE TRADED FUNDS
   (Cost $77,455,612) ...................                            81,940,422
                                                                    -----------

MONEY MARKET MUTUAL FUNDS 3.3%
First American Prime
    Obligations Fund ....................          4,050,165          4,050,165
                                                                    -----------
TOTAL MONEY MARKET MUTUAL FUNDS
   (Cost $4,050,165) ....................                             4,050,165
                                                                    -----------

                                                        FACE
                                                      AMOUNT
                                                      ------
SECURITIES LENDING COLLATERAL 27.0%
Investment in Securities Lending Short Term
  Investment Portfolio held by
  U.S. Bank (Note 8) ....................        $32,776,295         32,776,295
                                                                   ------------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $32,776,295) ...................                            32,776,295
                                                                   ------------
TOTAL INVESTMENTS 100%
   (Cost $117,286,780) ..................                          $121,702,232
                                                                   ============

*     NON-INCOME PRODUCING SECURITIES.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT JUNE 30, 2004 -- SEE NOTE
      8.

See Notes to Financial Statements.

                                                            SEMI-ANNUAL REPORT 5


CLERMONT FUND
SCHEDULE OF INVESTMENTS  (UNAUDITED)                              June 30, 2004
-------------------------------------------------------------------------------

                                                                         MARKET
                                                                          VALUE
                                                      SHARES           (NOTE 1)
-------------------------------------------------------------------------------
COMMON STOCKS 1.4%
Berkshire Hathaway, Inc. --
   Class A* ...............................                9        $   800,550
                                                                    -----------
TOTAL COMMON STOCKS
   (Cost $785,443) ........................                             800,550
                                                                    -----------
EXCHANGE TRADED FUNDS 56.2%
iShares Lehman 1-3 Year
   Treasury Bond Fund+ ....................          156,000         12,746,760
iShares MSCI EAFE
   Index Fund+ ............................           39,300          5,621,472
iShares Dow Jones Select
   Dividend Index Fund+ ...................           63,500          3,533,775
iShares Russell Midcap
   Growth Index Fund+ .....................           38,100          2,966,847
iShares Russell 1000 Value
   Index Fund+ ............................           43,700          2,625,059
iShares Dow Jones US
   Consumer Non-Cyclical
   Sector Index Fund+ .....................           26,200          1,374,190
iShares S&P 500 Index
   Fund/US ................................           10,800          1,237,032
iShares Lehman Aggregate
   Bond Fund+ .............................           10,320          1,037,573
iShares Dow Jones US
   Healthcare Sector
   Index Fund .............................           13,000            762,710
iShares Cohen & Steers Realty
   Majors Index Fund ......................            5,700            627,000
                                                                    -----------
TOTAL EXCHANGE TRADED FUNDS
   (Cost $31,593,038) .....................                          32,532,418
                                                                    -----------
MONEY MARKET MUTUAL FUNDS 6.4%
First American Prime
   Obligations Fund .......................        3,707,489          3,707,489
                                                                    -----------
TOTAL MONEY MARKET MUTUAL FUNDS
   (Cost $3,707,489) ......................                           3,707,489
                                                                    -----------
MUTUAL FUNDS 6.0%
Van Kampen Senior
   Income Trust ...........................          222,300        $ 1,969,578
Templeton Global Income
   Fund, Inc. .............................          189,900          1,504,008
                                                                    -----------
TOTAL MUTUAL FUNDS
   (Cost $3,446,446) ......................                           3,473,586
                                                                    -----------
                                                        FACE
                                                      AMOUNT
                                                    --------

FEDERAL AGENCY BONDS 7.9%
U.S. Treasury
   Inflation Indexed Bonds
   3.38% due
   01/15/07 ...............................      $ 3,381,468          3,624,908
   3.63% due 01/15/08 .....................          872,678            954,184
                                                                    -----------
TOTAL FEDERAL AGENCY BONDS
   (Cost $4,588,542) ......................                           4,579,092
                                                                    -----------
SECURITIES LENDING COLLATERAL 22.1%
Investment in Securities Lending Short Term
   Investment Portfolio
   held by U.S. Bank
   (Note 8) ...............................       12,782,605         12,782,605
                                                                    -----------
TOTAL SECURITIES LENDING COLLATERAL
   (Cost $12,782,605) .....................                          12,782,605
                                                                    -----------
TOTAL INVESTMENTS 100%
   (Cost $56,903,563) .....................                         $57,875,740
                                                                    ===========

*     NON-INCOME PRODUCING SECURITIES.

+     ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT JUNE 30, 2004 -- SEE NOTE
      8.

See Notes to Financial Statements.

6


STATEMENTS OF ASSETS AND LIABILITIES  (UNAUDITED)                  June 30, 2004
--------------------------------------------------------------------------------

                                                          AMERIGO       CLERMONT
                                                             FUND           FUND
                                                     ------------    -----------

ASSETS
Securities at Value* (Notes 1 and 2) ............    $121,702,232    $57,875,740
Cash in Custodian Bank ..........................          14,984        217,825
Receivable for Securities Sold (Note 1) .........         693,975             --
Receivable for Shares Purchased .................         187,995        123,697
Investment Income Receivable (Note 1) ...........         139,657        103,568
                                                     ------------    -----------
   TOTAL ASSETS .................................     122,738,843     58,320,830
                                                     ------------    -----------

LIABILITIES
Payable upon Return of Securities Loaned (Note 8)      32,776,295     12,782,605
Liability for Shares Redeemed ...................           2,516            232
Investment Advisory Fee Payable (Note 3) ........          62,332         31,720
Transfer Agent Fee Payable (Note 3) .............          17,315          8,811
Distribution and Service Fee Payable (Note 3) ...          17,315          8,811
Portfolio Accounting Fee Payable (Note 3) .......           6,926          3,524
Custody Fees Payable ............................           1,939            987
Other Liabilities ...............................          34,835         17,706
                                                     ------------    -----------
   TOTAL LIABILITIES ............................      32,919,473     12,854,396
                                                     ------------    -----------
NET ASSETS (NOTE 7) .............................    $ 89,819,370    $45,466,434
                                                     ============    ===========
Shares Outstanding ..............................       3,053,434      1,669,888
Net Asset Value Per Share .......................    $      29.42    $     27.23

*     THE COST OF SECURITIES AT VALUE IS $117,286,780 AND $56,903,563,
      RESPECTIVELY.

See Notes to Financial Statements.

                                                            SEMI-ANNUAL REPORT 7


STATEMENTS OF OPERATIONS  (UNAUDITED)                 Period Ended June 30, 2004
--------------------------------------------------------------------------------

                                                              AMERIGO      CLERMONT
                                                                 FUND          FUND
                                                            ---------     ---------
INVESTMENT INCOME
   Interest (Note 1) ...................................    $      --     $  76,283
   Interest from Securities Lending, net (Note 8) ......       11,415         7,523
   Dividends, Net of Foreign Tax Withheld* (Note 1) ....      304,132       342,270
                                                            ---------     ---------
      Total Income .....................................      315,547       426,076
                                                            ---------     ---------
EXPENSES
   Advisory Fees (Note 3) ..............................      298,209       150,000
   Transfer Agent and Administrative Fees (Note 3) .....       82,836        41,667
   Accounting Fees (Note 3) ............................       33,135        16,667
   Trustees' Fees ......................................          989           504
   Service Fees (Note 3) ...............................       82,836        41,667
   Custodian Fees ......................................        8,493         4,270
   Miscellaneous .......................................       43,864        21,995
                                                            ---------     ---------
      Total Expenses ...................................      550,362       276,770
                                                            ---------     ---------
   Net Investment Income (Loss) ........................     (234,815)      149,306
                                                            ---------     ---------

REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS (NOTE 1)
Net Realized Gain on:
   Investment Securities ...............................      921,016       362,131
                                                            ---------     ---------
      Total Net Realized Gain ..........................      921,016       362,131
                                                            ---------     ---------
Net Change in Unrealized Appreciation (Depreciation) on:
   Investment Securities ...............................       22,408      (398,017)
                                                            ---------     ---------
Net Change in Unrealized Appreciation (Depreciation) ...       22,408      (398,017)
                                                            ---------     ---------
      Net Gain (Loss) on Investments ...................      943,424       (35,886)
                                                            ---------     ---------
NET INCREASE IN NET ASSETS FROM OPERATIONS .............    $ 708,609     $ 113,420
                                                            =========     =========

*     NET OF FOREIGN TAX WITHHELD OF $0 AND $0, RESPECTIVELY.

See Notes to Financial Statements.

                                                        SEMI-ANNUAL REPORT 8 & 9


STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    AMERIGO FUND                       CLERMONT FUND
                                                           ------------------------------      ------------------------------
                                                                 PERIOD            PERIOD            PERIOD            PERIOD
                                                                  ENDED             ENDED             ENDED             ENDED
                                                               JUNE 30,      DECEMBER 31,          JUNE 30,      DECEMBER 31,
                                                                  2004+             2003*             2004+             2003*
                                                           ------------      ------------      ------------      ------------
FROM OPERATIONS
   Net Investment Income (Loss) .......................    $   (234,815)     $     75,904      $    149,306      $    174,477
   Net Realized Gain (Loss) on Investments ............         921,016           (20,953)          362,131          (105,424)
   Net Change in Unrealized Appreciation (Depreciation)
      on Investments ..................................          22,408         4,393,044          (398,017)        1,370,194
                                                           ------------      ------------      ------------      ------------
   Net Increase in Net Assets from Operations .........         708,609         4,447,995           113,420         1,439,247
                                                           ------------      ------------      ------------      ------------

DISTRIBUTIONS TO SHAREHOLDERS: (NOTE 1) ...............              --                --                --                --
                                                           ------------      ------------      ------------      ------------

NET INCREASE IN NET ASSETS FROM SHARE TRANSACTIONS
   (NOTE 6) ...........................................      43,271,295        41,391,471        23,076,325        20,837,442
                                                           ------------      ------------      ------------      ------------
   Net Increase in Net Assets .........................      43,979,904        45,839,466        23,189,745        22,276,689
NET ASSETS--BEGINNING OF PERIOD .......................      45,839,466                --        22,276,689                --
                                                           ------------      ------------      ------------      ------------
NET ASSETS--END OF PERIOD (NOTE 7) ....................    $ 89,819,370      $ 45,839,466      $ 45,466,434      $ 22,276,689
                                                           ============      ============      ============      ============

*     SINCE THE COMMENCEMENT OF OPERATIONS: JULY 1, 2003.

+     UNAUDITED

See Notes to Financial Statements.

                                                      SEMI-ANNUAL REPORT 10 & 11

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                     AMERIGO FUND                         CLERMONT FUND
                                                            -------------------------------      ------------------------------
                                                                  PERIOD             PERIOD            PERIOD            PERIOD
                                                                   ENDED              ENDED             ENDED             ENDED
                                                                JUNE 30,       DECEMBER 31,          JUNE 30,      DECEMBER 31,
                                                                  2004++              2003*            2004++             2003*
                                                            ------------       ------------      ------------      ------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE--BEGINNING OF PERIOD ....................   $      28.99       $      25.00      $      27.05      $      25.00
                                                            ------------       ------------      ------------      ------------
Net Investment Income (Loss)+ ...........................           (.10)               .07               .12               .29
Net Realized and Unrealized Gains on Securities .........            .53               3.92               .06              1.76
                                                            ------------       ------------      ------------      ------------
Net Increase in Net Asset Value Resulting from Operations            .43               3.99               .18              2.05

DISTRIBUTIONS TO SHAREHOLDERS ...........................             --                 --                --                --
                                                            ------------       ------------      ------------      ------------
Net Increase in Net Asset Value .........................            .43               3.99               .18              2.05
                                                            ------------       ------------      ------------      ------------
NET ASSET VALUE--END OF PERIOD ..........................   $      29.42       $      28.99      $      27.23      $      27.05
                                                            ============       ============      ============      ============
TOTAL INVESTMENT RETURN .................................           1.48%             15.96%             0.67%             8.20%

RATIOS TO AVERAGE NET ASSETS:
Total Expenses ..........................................           1.65%**            1.71%**           1.65%**           1.71%**
Net Investment Income (Loss) ............................          (0.71)%**           0.53%**           0.89%**           2.29%**

SUPPLEMENTARY DATA:
Portfolio Turnover Rate*** ..............................             70%                63%               84%              113%
Net Assets, End of Period (000's omitted) ...............   $     89,819       $     45,839      $     45,466      $     22,277

  *   SINCE THE COMMENCEMENT OF OPERATIONS: JULY 1, 2003.

 **   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

  +   CALCULATED USING THE DAILY SHARES OUTSTANDING FOR THE PERIOD.

 ++   UNAUDITED

See Notes to Financial Statements.

12


NOTES TO FINANCIAL STATEMENTS  (UNAUDITED)
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

The Rydex Variable Trust (the "Trust") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a non-diversified, open-ended investment company and is authorized to issue an unlimited number of no par value shares. As of June 30, 2004, the Trust consisted of forty-four operating Funds: twenty-two Benchmark funds, one Money Market fund, eighteen Sector funds, one Strategic fund, and two CLS AdvisorOne funds. This report covers the CLS AdvisorOne funds (the "Funds"), while the Benchmark, Money Market, Sector and Strategic funds are contained in a separate report. Rydex Global Advisors (the "Advisor") serves as the investment advisor to the Funds and is responsible for the Funds' overall administration. Clarke Lanzen Skalla Investment Firm, LLC serves as investment sub-advisor to the CLS AdvisorOne funds and is responsible for the day-to-day management of each fund's portfolio. Rydex Distributors, Inc. acts as principal underwriter for the Trust. The Trust offers shares of the Funds to insurance companies for their variable annuity and variable life insurance contracts.

The following significant accounting policies are in comformity with accounting principles generally accepted in the United States of America and are consistently followed by the Trust.

A. Exchange Traded Funds and closed-end Mutual Funds are valued at the last quoted sales price as of the close of business, usually 4:00 p.m., Eastern Time, on the valuation date. Equity securities listed on an exchange (New York Stock Exchange ("NYSE") or American Stock Exchange) are valued at the last quoted sales price as of close of business on the NYSE, usually 4:00 p.m., Eastern Time, on the valuation date. Equity securities listed on the Nasdaq market system are valued at the the Nasdaq Official Closing Price, usually as of 4:00 p.m., Eastern Time, on the valuation date. Listed options held by the Trust are valued at their last bid price. Over-the-counter options held by the Trust are valued using the average bid price obtained from one or more security dealers. The value of futures contracts purchased and sold by the Trust is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the last quoted sales price, usually as of 4:00 p.m., Eastern Time, on the valuation date.

Short-term securities, if any, are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under direction of the Board of Trustees or by the Advisor using methods established or ratified by the Board of Trustees.

B. Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis.

                                                           SEMI-ANNUAL REPORT 13

--------------------------------------------------------------------------------

C. Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized capital gains are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for items such as deferral of wash sales and post-October losses and regulated futures contracts and options.

D. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

2. FINANCIAL INSTRUMENTS

As part of its investment strategy, the Trust may utilize a variety of derivative instruments, including options, futures, and swap agreements. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities.

The risk associated with purchasing options is limited to the premium originally paid. Options written by a fund involve, to varying degrees, risk of loss in excess of the option value reflected in the Statements of Assets and Liabilities. The risk in writing a covered call option is that a fund may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a covered put option is that a fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that a fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty's inability to perform. The Trust has established strict counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better.

There are several risks in connection with the use of futures contracts. Futures contracts involve, to varying degrees, risk of loss in excess of amounts reflected in the financial statements. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that a fund may not be able to enter into a closing transaction because of an illiquid secondary market.

The use of equity swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. Although a fund will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy, a fund does bear the risk of loss of the amount expected to

14

--------------------------------------------------------------------------------

be received under a swap agreement in the event of the default or bankruptcy of the agreement counterparty. The Trust has established strict counterparty credit guidelines and entered into transactions only with financial institutions of investment grade or better.

In conjunction with the use of options, futures, options on futures and swap agreements, as well as short sales of securities, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, segregated cash at the custodian bank, or the repurchase agreements allocated to each fund.

The risks inherent in the use of options, futures contracts, options on futures contracts, and swap agreements include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of the instruments and movements in the price of the underlying securities, indices, or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; and 4) the potential of counterparty default.

Each CLS AdvisorOne fund operates primarily as a "fund of funds." In other words, each fund pursues its investment goal by investing primarily in exchange traded funds ("ETFs"), traditional open-end investment companies ("mutual funds"), and closed-end investment companies ("closed-end funds"). In this Annual Report, the ETFs, mutual funds and closed-end funds in which the Funds invest are referred to as "underlying funds." In addition to investing in underlying funds, each fund may invest a portion of its assets directly in individual securities or in derivatives, such as options and futures.

The Funds invest in underlying funds that invest primarily in common stock or securities convertible into or exchangeable for common stock, such as convertible preferred stock, convertible debentures, warrants, options and bonds. Because the Funds invest primarily in underlying funds, the value of your investment will fluctuate in response to the performance of the underlying funds. In addition, investing through the Funds in a portfolio of underlying funds involves certain additional expenses that would not arise if you invested directly in the underlying funds. By investing indirectly in underlying funds through a fund, you will bear not only your proportionate share of a fund's expenses (including operating costs and investment advisory, and administrative fees), but also, indirectly, similar expenses and charges of the underlying funds. In addition, to the extent these underlying funds trade their portfolios actively, they will incur higher brokerage commissions, as well as increased realization of taxable gains.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of an investment advisory contract, the Trust pays Rydex Global Advisors (the "Advisor"), an affiliated entity, investment advisory fees calculated at an annual percentage rate of 0.90% of the average daily net assets of the Amerigo Fund and the Clermont Fund. Certain officers and trustees of the Trust are also officers of Rydex Global Advisors.

                                                           SEMI-ANNUAL REPORT 15

--------------------------------------------------------------------------------

The Advisor pays the Sub-Advisor out of the advisory fees it receives. In addition, the Advisor bears all of its own costs associated with providing these services and the expenses of the Trustees that are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of fund shares.

Rydex Fund Services, Inc. (the "Servicer"), an affiliated entity, provides transfer agent and administrative services to the Trust calculated at an annual percentage rate of 0.25% of the average daily net assets of the Amerigo Fund and the Clermont Fund.

The Servicer also provides accounting services to the Trust calculated at an annualized rate of 0.10% on the first $250 million of the average daily net assets, 0.075% on the next $250 million of the average daily net assets, 0.05% on the next $250 million of the average daily net assets, and 0.03% on the average daily net assets over $750 million of each of the funds. Certain officers and trustees of the Trust are also officers of Rydex Fund Services, Inc.

The Trust has adopted an Investor Services Plan for which Rydex Distributors, Inc. ("the Distributor"), an affiliated entity, and other firms that provide shareholder services ("Service Providers") may receive compensation. The Trust will pay fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets. The Distributor in turn, will compensate Service Providers for providing such services, while retaining a portion of such payments to compensate it for shareholder services it performs.

4. FEDERAL INCOME TAX INFORMATION

The Funds intend to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income to its shareholders. Therefore, no provision for Federal income taxes is required.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments for futures and options transactions, losses deferred due to wash sales, losses deferred due to post-October losses, and excise tax regulations.

Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. This includes net operating losses not utilized during the current year and differences in the treatment of certain notional principal contracts. These reclassifications have no effect on net assets or net asset values per share. Any taxable gain remaining at fiscal year end is distributed in the following year.

TAX BASIS UNREALIZED GAIN (LOSS) ON INVESTMENTS AND DISTRIBUTIONS

At June 30, 2004, the cost of securities for federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

16

--------------------------------------------------------------------------------

                                                  TAX          TAX           NET
                                     TAX   UNREALIZED   UNREALIZED    UNREALIZED
FUND                                COST         GAIN       (LOSS)          GAIN
-----                       ------------   ----------   ----------    ----------

Amerigo Fund ............   $117,297,175   $4,738,550   $ (333,493)   $4,405,057

Clermont Fund ...........     56,906,247    1,142,932     (173,439)      969,493

5. SECURITIES TRANSACTIONS

During the period ended June 30, 2004, cost of purchases and proceeds from sales of investment securities, excluding short-term and temporary cash investments, were:

                                                          AMERIGO       CLERMONT
                                                             FUND           FUND
                                                      -----------    -----------
Purchases ........................................    $88,794,272    $51,621,130
Sales ............................................    $46,585,523    $28,559,755

6. SHARE TRANSACTIONS

The Trust is authorized to distribute an unlimited number of no par value shares. Transactions in shares for the period ended June 30, 2004 were:

                                                          AMERIGO      CLERMONT
                                                             FUND          FUND
                                                       ----------    ----------
Shares Purchased ...................................    1,521,518       934,279
Purchased through Dividend Reinvestment ............           --            --
                                                       ----------    ----------
Total Purchased ....................................    1,521,518       934,279
Shares Redeemed ....................................      (49,297)      (88,001)
                                                       ----------    ----------
Net Shares Purchased ...............................    1,472,221       846,278
                                                       ==========    ==========

Transactions in shares for the period ended December 31, 2003 were:

                                                          AMERIGO      CLERMONT
                                                            FUND*         FUND*
                                                       ----------    ----------
Shares Purchased ...................................    1,594,166       854,031
Purchased through Dividend Reinvestment ............           --            --
                                                       ----------    ----------
Total Purchased ....................................    1,594,166       854,031
Shares Redeemed ....................................      (12,953)      (30,421)
                                                       ----------    ----------
Net Shares Purchased ...............................    1,581,213       823,610
                                                       ==========    ==========

Transactions in dollars for the period ended June 30, 2004 were:

                                                        AMERIGO        CLERMONT
                                                           FUND            FUND
                                                   ------------    ------------
Shares Purchased ...............................   $ 44,728,825    $ 25,464,202
Purchased through Dividend Reinvestment ........             --              --
                                                   ------------    ------------
Total Purchased ................................     44,728,825      25,464,202
Shares Redeemed ................................     (1,457,530)     (2,387,877)
                                                   ------------    ------------
Net Change .....................................   $ 43,271,295    $ 23,076,325
                                                   ============    ============

*     SINCE THE COMMENCEMENT OF OPERATIONS: JULY 1, 2003.

                                                           SEMI-ANNUAL REPORT 17

--------------------------------------------------------------------------------

Transactions in dollars for the period ended December 31, 2003 were:

                                                       AMERIGO        CLERMONT
                                                         FUND*           FUND*
                                                  ------------    ------------
Shares Purchased ..............................   $ 41,736,183    $ 21,601,251
Purchased through Dividend Reinvestment .......             --              --
                                                  ------------    ------------
Total Purchased ...............................     41,736,183      21,601,251
Shares Redeemed ...............................       (344,712)       (763,809)
                                                  ------------    ------------
Net Change ....................................   $ 41,391,471    $ 20,837,442
                                                  ============    ============

7. NET ASSETS

At June 30, 2004, net assets consisted of:


                                                                AMERIGO      CLERMONT
                                                                   FUND          FUND
                                                            -----------   -----------
Paid-In Capital .........................................   $84,662,766   $43,913,767
Undistributed Net Investment Income (Loss) ..............      (158,911)      323,783
Accumulated Net Realized Gain on Investments ............       900,063       256,707
Net Unrealized Appreciation (Depreciation) on Investments     4,415,452       972,177
                                                            -----------   -----------
Net Assets ..............................................   $89,819,370   $45,466,434
                                                            ===========   ===========

8. PORTFOLIO SECURITIES LOANED

The Trust lends its securities to approved brokers to earn additional income. Within this arrangement, the Trust acts as the lender, U.S. Bank acts as the agent, and other approved registered broker dealers act as the borrowers. The Trust receives cash collateral, valued at 102% of the value of the securities on loan, which is initially held in a segregated account at U.S. Bank. As agent, U.S. Bank may, for investment purposes, pool the Trust's collateral in joint accounts with cash collateral from one or more other securities lending customers of U.S. Bank. Under the terms of the Trust's securities lending agreement with U.S. Bank, cash collateral may be invested by U.S. Bank in certain high quality, liquid investments. At June 30, 2004, the pooled cash collateral investments consisted of repurchase agreements (48.99%), commercial paper (29.67%), fixed income notes (15.10%), corporate bonds (5.62%) and money market mutual funds (0.62%). Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. The Trust holds the cash collateral in a segregated account at its custodian bank. Although the collateral mitigates risk, the Trust could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Trust has the right under the securities lending agreement to recover the securities from the borrower on demand.

18


NOTES TO FINANCIAL STATEMENTS  (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

At June 30, 2004 the following funds participated in securities lending and received cash collateral:

                                                                        VALUE OF
                                                              CASH    SECURITIES
FUND                                                    COLLATERAL        LOANED
-----                                                  -----------   -----------

Amerigo Fund .......................................   $32,776,295   $32,259,601

Clermont Fund ......................................    12,782,605    12,522,923

                                                           SEMI-ANNUAL REPORT 19


UNAUDITED PROXY VOTING INFORMATION
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds' portfolios is available, without charge and upon request, by calling 1-800-820-0888. This information is also available from the EDGAR database on the SEC's site at http://www.sec.gov.

20


--------------------------------------------------------------------------------

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

                                                           SEMI-ANNUAL REPORT 21

--------------------------------------------------------------------------------


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

      [LOGO] RYDEXINVESTMENTS
                ESSENTIAL FOR MODERN MARKETS(TM)

                9601 Blackwell Road
                Suite 500
                Rockville, MD 20850
                800.820.0888

                www.rydexinvestments.com

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

(a) Based on their evaluation on August 23, 2004, the President (principal executive officer) and the Treasurer (principal financial officer) of the Rydex Variable Trust (the "Trust") believe that there were no significant deficiencies in the design or operation of the internal controls of the Trust or Rydex Global Advisors ("RGA"), the investment advisor and manager of the Trust, or Rydex Distributors, Inc. ("RD"), which acts as distributor for the Trust, including disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) which would have adversely affected the ability of the Trust or RGA on behalf of the Trust, to record, process, summarize, and report the subject matter contained in this Report, and the President and Treasurer of the Trust have identified no material weaknesses in such internal controls on behalf of the Trust.

There was no fraud, whether or not material, involving officers or employees of RGA, RD or the Trust who have a significant role in the Trust's internal controls, including disclosure controls and procedures (as defined in Rule
30a-2(c) under the Investment Company Act of 1940) that has come to the attention of the advisor or the officers of the Trust, including its President and Treasurer.

(b) There were no significant changes in the Trust's and RGA's internal controls, including disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) that apply to the Trust or in other factors with respect to the Trust that could have significantly affected the Trust's or RGA's internal controls during the period covered by this Form N-CSR, and no corrective actions with regard to significant deficiencies or material weaknesses were taken by the Trust or RGA during such period.

ITEM 11. EXHIBITS.

(a)(2) Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

(b) A certification by the registrant's President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) is attached.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RYDEX VARIABLE TRUST

By (Signature and Title)*   /S/ CARL G. VERBONCOEUR
                       ---------------------------------------------------------
                           Carl G. Verboncoeur, President

Date     AUGUST 23, 2004
    ----------------------------------------------------------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /S/ CARL G. VERBONCOEUR
                         -------------------------------------------------------
                             Carl G. Verboncoeur, President

Date     AUGUST 23, 2004
    ----------------------------------------------------------------------------

By (Signature and Title)*  /S/ NICK BONOS
                         ----------------------------------------------
                           Nick Bonos, Vice President and Treasurer

Date     AUGUST 23, 2004
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.